As filed with the Securities and Exchange Commission on April 28, 2017

1933 Act Registration No. 333 - 70754

1940 Act Registration No. 811 - 10509

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 57	☒
(Check appropriate box or boxes)

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s telephone number, including area code: (212) 554-1234

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment

Title of Securities Being Registered: Class A, Class B and Class K Shares of Beneficial Interest

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

AXA Premier VIP Trust

Contents of Registration Statement

This Registration Statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A – Prospectus

Part B - Statement of Additional Information

Part C – Other Information

Signature Page

Exhibits

PROSPECTUS MAY 1, 2017

AXA PREMIER VIP TRUST

Class A, Class B and Class K Shares

AXA Allocation Portfolios*
AXA Conservative Allocation Portfolio
AXA Conservative-Plus Allocation Portfolio
AXA Moderate Allocation Portfolio
AXA Moderate-Plus Allocation Portfolio
AXA Aggressive Allocation Portfolio

CharterSM Portfolios*
CharterSM Aggressive Growth Portfolio††
CharterSM Conservative Portfolio††
CharterSM Growth Portfolio††
CharterSM Moderate Growth Portfolio††
CharterSM Moderate Portfolio††
CharterSM Alternative 100 Moderate Portfolio††
CharterSM Income Strategies Portfolio††
CharterSM Interest Rate Strategies Portfolio††
CharterSM International Moderate Portfolio††
CharterSM Multi-Sector Bond Portfolio
CharterSM Real Assets Portfolio††
CharterSM Small Cap Growth Portfolio
CharterSM Small Cap Value Portfolio

Target Allocation Portfolios*
Target 2015 Allocation Portfolio
Target 2025 Allocation Portfolio
Target 2035 Allocation Portfolio†
Target 2045 Allocation Portfolio†
Target 2055 Allocation Portfolio†

*	Not all of these Portfolios may be available as an investment in your various life or annuity products or under your retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.
†	The Trust only offers Class B and Class K shares of this Portfolio.
††	The Trust only offers Class B shares of this Portfolio.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(194437)

Table of

PORTFOLIO GOALS, STRATEGIES & RISKS

AXA Conservative Allocation Portfolio – Class A, B and K Shares

Investment Objective: Seeks to achieve a high level of current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AXA Conservative Allocation Portfolio	Class A Shares	Class B Shares	Class K Shares
Management fee	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.18%
Acquired fund fees and expenses (underlying portfolios)	0.54%	0.54%	0.54%
Total annual operating expenses	1.07%	1.07%	0.82%
Less fee waiver/expense reimbursement†	–0.07%	–0.07%	–0.07%
Total annual operating expenses after fee waiver/expense reimbursement	1.00%	1.00%	0.75%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class A shares and Class B shares and 0.75% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of the Underlying Portfolios) remain the same and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$102	$333	$583	$1,299
Class B Shares	$102	$333	$583	$1,299
Class K Shares	$77	$255	$448	$1,007

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and sub-advised by one or more investment sub-advisers (“Sub-Adviser”). This Portfolio invests approximately 80% of its assets in the fixed income asset class and approximately 20% of its assets in the equity asset class through investments in Underlying Portfolios. Subject to this asset allocation target the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.

Foreign Equity Securities	5%
Large Cap Equity Securities	10%
Small/Mid Cap Equity Securities	5%
Investment Grade Bonds	75%
High Yield (“Junk”) Bonds	5%

The target allocation to investment grade and high yield bond asset catagories may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the

Portfolio’s assets. This Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the Portfolio.

In addition, the Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, the Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the Portfolio may deviate significantly from its asset allocation targets. Although the Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the Portfolio’s overall risk, it may result in periods of underperformance, even during periods when the market is rising. The Portfolio may invest in Underlying Portfolios that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the Portfolio invests without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, or both.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and

(g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

•

Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

•

Risks of Investing In Underlying Portfolios — The Portfolio will indirectly bear fees and expenses paid by the Underlying Portfolios in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.

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Volatility Management Risk — The Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that employ various volatility management techniques, including the use of futures and options to manage equity exposure. Volatility is a statistical measure of the magnitude of changes in a Portfolio’s returns, without regard to the direction of those changes. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may not work as intended and may result in losses by the Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high. The success of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the success of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques (such as options and futures transactions) in an efficient manner. In addition, because market conditions change, sometimes rapidly and unpredictably, the success of a volatility management strategy will be subject to the Adviser’s ability to execute the strategy in a timely manner. Moreover, volatility management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between the relevant market index and the metrics that the Adviser uses to measure market volatility. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s investments. Any one or more of these factors may prevent the Underlying Portfolio from achieving the intended volatility management or could cause the Underlying Portfolio, and in turn, the Portfolio, to underperform or experience losses (some of which may be sudden) or volatility for any particular period that may be higher or lower than intended. In addition, the use of volatility management techniques may not protect against market declines and may limit the Underlying Portfolio’s, and thus the Portfolio’s participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forego some of the returns that can be associated with periods of rising equity values. The Underlying Portfolio’s performance, and therefore the Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used. In addition, volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Underlying Portfolios as an investment option in their products.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The additional broad-based securities market index and the hypothetical composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
6.25% (2009 3rd Quarter)	–5.43% (2008 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years/ Since Inception
AXA Conservative Allocation Portfolio — Class A Shares	2.84%	2.82%	2.78%
AXA Conservative Allocation Portfolio — Class B Shares	2.95%	2.84%	2.65%
AXA Conservative Allocation Portfolio — Class K Shares (Inception Date: August 29, 2012)	3.21%	N/A	2.70%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	1.05%	1.04%	3.42%
66% Bloomberg Barclays U.S. Intermediate Government Bond Index / 5% MSCI EAFE® Index / 4% S&P MidCap 400® Index / 10% S&P 500® Index / 1% Russell 2000® Index / 14% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	3.06%	3.28%	3.80%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	July 2003
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	May 2011
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

AXA Conservative-Plus Allocation Portfolio – Class A, B and K Shares

Investment Objective: Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AXA Conservative-Plus Allocation Portfolio	Class A Shares	Class B Shares	Class K Shares
Management fee	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.18%
Acquired fund fees and expenses (underlying portfolios)	0.58%	0.58%	0.58%
Total annual operating expenses	1.11%	1.11%	0.86%
Less fee waiver/expense reimbursement†	–0.01%	–0.01%	–0.01%
Total annual operating expenses after fee waiver/expense reimbursement	1.10%	1.10%	0.85%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.10% for Class A shares and Class B shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of the Underlying Portfolios) remain the same. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$352	$611	$1,351
Class B Shares	$112	$352	$611	$1,351
Class K Shares	$87	$273	$476	$1,060

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and sub-advised by one or more investment sub-advisers (“Sub-Adviser”). This Portfolio invests approximately 60% of its assets in the fixed income asset class and approximately 40% of its assets in the equity asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.

Foreign Equity Securities	10%
Large Cap Equity Securities	20%
Small/Mid Cap Equity Securities	10%
Investment Grade Bonds	55%
High Yield (“Junk”) Bonds	5%

The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. This Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the Portfolio.

In addition, the Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, the Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the Portfolio may deviate significantly from its asset allocation targets. Although the Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the Portfolio’s overall risk, it may result in periods of underperformance, even during periods when the market is rising. The Portfolio may invest in Underlying Portfolios that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the Portfolio invests without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, or both.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”), or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Risks of Investing In Underlying Portfolios — The Portfolio will indirectly bear fees and expenses paid by the Underlying Portfolios in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.

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Volatility Management Risk — The Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that employ various volatility management techniques, including the use of futures and options to manage equity exposure. Volatility is a statistical measure of the magnitude of changes in a Portfolio’s returns, without regard to the direction of those changes. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may not work as intended and may result in losses by the Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high. The success of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the success of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques (such as options and futures transactions) in an efficient manner. In addition, because market conditions change, sometimes rapidly and unpredictably, the success of a volatility management strategy will be subject to the Adviser’s ability to execute the strategy in a timely manner. Moreover, volatility management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between the relevant market index and the metrics that the Adviser uses to measure market volatility. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s investments. Any one or more of these factors may prevent the Underlying Portfolio from achieving the intended volatility management or could cause the Underlying Portfolio, and in turn, the Portfolio, to underperform or experience losses (some of which may be sudden) or volatility for any particular period that may be higher or lower than intended. In addition, the use of volatility management techniques may not protect against market declines and may limit the Underlying Portfolio’s, and thus the Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forego some of the returns that can be associated with periods of rising equity values. The Underlying Portfolio’s performance, and therefore the Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used. In addition, volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Underlying Portfolios as an investment option in their products.

Risk/Return Bar Chart And Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The additional broad-based securities market index and the hypothetical composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
8.94% (2009 3rd Quarter)	–9.03% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years/ Since Inception
AXA Conservative-Plus Allocation Portfolio — Class A Shares	4.73%	4.91%	3.08%
AXA Conservative-Plus Allocation Portfolio — Class B Shares	4.84%	4.91%	2.96%
AXA Conservative-Plus Allocation Portfolio — Class K Shares (Inception Date: December 1, 2011)	4.99%	5.17%	5.16%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	1.05%	1.04%	3.42%
50% Bloomberg Barclays U.S. Intermediate Government Bond Index / 10% MSCI EAFE® Index / 8% S&P MidCap 400® Index / 18% S&P 500® Index / 4% Russell 2000® Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	5.37%	5.68%	4.54%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	July 2003
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	May 2011
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

AXA Moderate Allocation Portfolio – Class A, B and K Shares

Investment Objective: Seeks to achieve long-term capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AXA Moderate Allocation Portfolio	Class A Shares	Class B Shares	Class K Shares
Management fee	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	0.25%	0.00%
Other expenses	0.17%	0.17%	0.17%
Acquired fund fees and expenses (underlying portfolios)	0.60%	0.60%	0.60%
Total annual operating expenses	1.12%	1.12%	0.87%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (and expenses of the Underlying Portfolios) remain the same. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$114	$356	$617	$1,363
Class B Shares	$114	$356	$617	$1,363
Class K Shares	$89	$278	$482	$1,073

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and sub-advised by one or more investment sub-advisers (“Sub-Adviser”). This Portfolio invests approximately 50% of its assets in the equity asset class and approximately 50% of its assets in the fixed income asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.

Foreign Equity Securities	15%
Large Cap Equity Securities	20%
Small/Mid Cap Equity Securities	15%
Investment Grade Bonds	45%
High Yield (“Junk”) Bonds	5%

The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. This Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the Portfolio.

In addition, the Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, the Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the Portfolio may deviate significantly from its asset allocation targets. Although the Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the Portfolio’s overall risk, it may result in periods of underperformance, even during periods when the market is rising. The Portfolio may invest in Underlying

Portfolios that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the Portfolio invests without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, or both.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and

Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Risks of Investing In Underlying Portfolios — The Portfolio will indirectly bear fees and expenses paid by the Underlying Portfolios in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.

•

Volatility Management Risk — The Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that employ various volatility management techniques, including the use of futures and options to manage equity exposure. Volatility is a statistical measure of the magnitude of changes in a Portfolio’s returns, without regard to the direction of those changes. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may not work as intended and may result in losses by the Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high. The success of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the success of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques (such as options and futures transactions) in an efficient manner. In addition, because market conditions change, sometimes rapidly and unpredictably, the success of a volatility management strategy will be subject to the Adviser’s ability to execute the strategy in a timely manner. Moreover, volatility management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between the relevant market index and the metrics that the Adviser uses to measure market volatility. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s investments. Any one or more of these factors may prevent the Underlying Portfolio from achieving the intended volatility management or could cause the Underlying Portfolio, and in turn, the Portfolio, to underperform or experience losses (some of which may be sudden) or volatility for any particular period that may be higher or lower than intended. In addition, the use of volatility management techniques may not protect against market declines and may limit the Underlying Portfolio’s, and thus the Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forego some of the returns that can be associated with periods of rising equity values. The Underlying Portfolio’s performance, and therefore the Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used. In addition, volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Underlying Portfolios as an investment option in their products.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The additional broad-based securities market index and the hypothetical composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
10.30% (2009 3rd Quarter)	–11.79% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years/ Since Inception
AXA Moderate Allocation Portfolio — Class A Shares	5.35%	5.79%	3.06%
AXA Moderate Allocation Portfolio — Class B Shares	5.38%	5.79%	2.93%
AXA Moderate Allocation Portfolio — Class K Shares (Inception Date: December 1, 2011)	5.61%	6.05%	5.99%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	1.05%	1.04%	3.42%
42% Bloomberg Barclays U.S. Intermediate Government Bond Index / 15% MSCI EAFE® Index / 9% S&P MidCap 400® Index / 20% S&P 500® Index / 6% Russell 2000® Index / 8% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	6.21%	6.68%	4.70%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	July 2003
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	May 2011
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

AXA Moderate-Plus Allocation Portfolio – Class A, B and K Shares

Investment Objective: Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AXA Moderate-Plus Allocation Portfolio	Class A Shares	Class B Shares	Class K Shares
Management fee	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	0.25%	0.00%
Other expenses	0.16%	0.16%	0.16%
Acquired fund fees and expenses (underlying portfolios)	0.63%	0.63%	0.63%
Total annual operating expenses	1.14%	1.14%	0.89%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses (and expenses of the Underlying Portfolios) remain the same. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$116	$362	$628	$1,386
Class B Shares	$116	$362	$628	$1,386
Class K Shares	$91	$284	$493	$1,096

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and sub-advised by one or more investment sub-advisers (“Sub-Adviser”). This Portfolio invests approximately 70% of its assets in the equity asset class and approximately 30% of its assets in the fixed income asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.

Foreign Equity Securities	20%
Large Cap Equity Securities	30%
Small/Mid Cap Equity Securities	20%
Investment Grade Bonds	28%
High Yield (“Junk”) Bonds	2%

The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. This Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the Portfolio.

In addition, the Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, the Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the Portfolio may deviate significantly from its asset allocation targets. Although the Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the Portfolio’s overall risk, it may result in periods of underperformance, even during periods when the market is rising. The Portfolio may invest in Underlying

Portfolios that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the Portfolio invests without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, or both.

•

Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

•

Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

•

Risks of Investing In Underlying Portfolios — The Portfolio will indirectly bear fees and expenses paid by the Underlying Portfolios in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.

•

Volatility Management Risk — The Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that employ various volatility management techniques, including the use of futures and options to manage equity exposure. Volatility is a statistical measure of the magnitude of changes in a Portfolio’s returns, without regard to the direction of those changes. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may not work as intended and may result in losses by the Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high. The success of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the success of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques (such as options and futures transactions) in an efficient manner. In addition, because market conditions change, sometimes rapidly and unpredictably, the success of a volatility management strategy will be subject to the Adviser’s ability to execute the strategy in a timely manner. Moreover, volatility management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between the relevant market index and the metrics that the Adviser uses to measure market volatility. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s investments. Any one or more of these factors may prevent the Underlying Portfolio from achieving the intended volatility management or could cause the Underlying Portfolio, and in turn, the Portfolio, to underperform or experience losses (some of which may be sudden) or volatility for any particular period that may be higher or lower than intended. In addition, the use of volatility management techniques may not protect against market declines and may limit the Underlying Portfolio’s, and thus the Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forego some of the returns that can be associated with periods of rising equity values. The Underlying Portfolio’s performance, and therefore the Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used. In addition, volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Underlying Portfolios as an investment option in their products.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The additional broad-based securities market index and the hypothetical composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
13.90% (2009 2nd Quarter)	–16.25% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years/ Since Inception
AXA Moderate-Plus Allocation Portfolio — Class A Shares	7.24%	7.97%	3.38%
AXA Moderate-Plus Allocation Portfolio — Class B Shares	7.34%	7.99%	3.26%
AXA Moderate-Plus Allocation Portfolio — Class K Shares (Inception Date: December 1, 2011)	7.51%	8.24%	8.14%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	1.05%	1.04%	3.42%
25% Bloomberg Barclays U.S. Intermediate Government Bond Index / 20% MSCI EAFE® Index / 12% S&P MidCap 400® Index / 28% S&P 500® Index / 10% Russell 2000® Index / 5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	8.46%	9.05%	5.21%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	July 2003
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	May 2011
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

AXA Aggressive Allocation Portfolio – Class A, B and K Shares

Investment Objective: Seeks to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AXA Aggressive Allocation Portfolio	Class A Shares	Class B Shares	Class K Shares
Management fee	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	0.25%	0.00%
Other expenses	0.17%	0.17%	0.17%
Acquired fund fees and expenses (underlying portfolios)	0.67%	0.67%	0.67%
Total annual operating expenses	1.19%	1.19%	0.94%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (and expenses of the Underlying Portfolios) remain the same. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$121	$378	$654	$1,443
Class B Shares	$121	$378	$654	$1,443
Class K Shares	$96	$300	$520	$1,155

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 5% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and sub-advised by one or more investment sub-advisers (“Sub-Adviser”). This Portfolio invests approximately 90% of its assets in the equity asset class and approximately 10% of its assets in the fixed income asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.

Foreign Equity Securities	25%
Large Cap Equity Securities	40%
Small/Mid Cap Equity Securities	25%
Investment Grade Bonds	9%
High Yield (“Junk”) Bonds	1%

The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. This Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the Portfolio.

In addition, the Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, the Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the Portfolio may deviate significantly from its asset allocation targets. Although the Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the Portfolio’s overall risk, it may result in periods of underperformance, even during periods when the market is rising. The Portfolio may invest in Underlying Portfolios that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios in which the Portfolio invests without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, or both.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Risks of Investing In Underlying Portfolios — The Portfolio will indirectly bear fees and expenses paid by the Underlying Portfolios in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.

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Volatility Management Risk — The Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that employ various volatility management techniques, including the use of futures and options to manage equity exposure. Volatility is a statistical measure of the magnitude of changes in a Portfolio’s returns, without regard to the direction of those changes. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may not work as intended and may result in losses by the Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high. The success of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the success of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques (such as options and futures transactions) in an efficient manner. In addition, because market conditions change, sometimes rapidly and unpredictably, the success of a volatility management strategy will be subject to the Adviser’s ability to execute the strategy in a timely manner. Moreover, volatility management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between the relevant market index and the metrics that the Adviser uses to measure market volatility. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s investments. Any one or more of these factors may prevent the Underlying Portfolio from achieving the intended volatility management or could cause the Underlying Portfolio, and in turn, the

Portfolio, to underperform or experience losses (some of which may be sudden) or volatility for any particular period that may be higher or lower than intended. In addition, the use of volatility management techniques may not protect against market declines and may limit the Underlying Portfolio’s, and thus the Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forego some of the returns that can be associated with periods of rising equity values. The Underlying Portfolio’s performance, and therefore the Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used. In addition, volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Underlying Portfolios as an investment option in their products.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The additional broad-based securities market index and the hypothetical composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
17.57% (2009 2nd Quarter)	–21.27% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years/ Since Inception
AXA Aggressive Allocation Portfolio — Class A Shares	8.81%	10.06%	3.46%
AXA Aggressive Allocation Portfolio — Class B Shares	8.70%	10.06%	3.33%
AXA Aggressive Allocation Portfolio — Class K Shares (Inception Date: December 1, 2011)	8.97%	10.34%	10.18%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	1.05%	1.04%	3.42%
8% Bloomberg Barclays U.S. Intermediate Government Bond Index / 25% MSCI EAFE® Index / 14% S&P MidCap 400® Index / 39% S&P 500® Index / 12% Russell 2000® Index / 2% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	10.42%	11.39%	5.55%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	July 2003
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	May 2011
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Aggressive Growth Portfolio – Class B Shares

Investment Objective: Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Aggressive Growth Portfolio	Class B Shares
Management fee	0.15%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	3.44%
Acquired fund fees and expenses (underlying portfolios)	0.81%
Total annual operating expenses	4.65%
Less fee waiver and/or expense reimbursement†	–3.20%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.45%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.45% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$148	$1,114	$2,087	$4,550

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 46% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or non-traditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 65% of its assets in equity investments, 10% of its assets in fixed income investments and 25% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Adviser and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.

As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Adviser considers to be non-traditional (alternative) are indicated with an asterisk*):

Absolute Return/Multi

Strategies*

Commodities*

Convertible Securities*

Covered Call Writing*

Currency*

Global Infrastructure*

Global Real Estate*

Listed Private Equity*

Long/Short Credit*

Managed Futures*

Merger Arbitrage*

Natural Resources*

Precious and Base Metals*

Domestic Large Cap Equity

Domestic Mid Cap Equity

Domestic Small Cap Equity

Domestic Micro Cap Equity

Emerging Markets Equity

Emerging Markets Small Cap

Frontier Markets

Global Equity

International Developed Equity

International/Global Small Cap Equity

Bank Loans

Emerging Markets Debt

Floating Rate Securities

Global Bond

High Yield Bond

Inflation Linked Securities

International Bond

Money Market

US Government Bond

US Investment Grade Bond

US Short Term Investment Grade Bond

Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio.

The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by the Portfolio in convertible debt securities may not be subject to any ratings restrictions, but the Portfolio’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized, and can decline significantly in value.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Inflation-Indexed Bonds Risk — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to infIation. Inflation-indexed bonds, including Treasury Inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk — The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

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Loan Risk — Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of the Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap, Small-Cap and Micro-Cap Company Risk — The Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small- and micro-cap companies than for mid-cap companies.

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Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission adopted changes to the rules that govern money market funds which became effective in October 2016. These changes may affect a money market fund’s investment strategies, operations and/or return potential.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

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Sector Risk — From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

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U.S. Government Securities Risk — The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate due to changing interest rates, among other factors. Notwithstanding that these securities are backed by the full faith and credit of the U.S., circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index. The hypothetical composite index shows how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
4.78% (2016 3rd Quarter)	–8.85% (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
CharterSM Aggressive Growth Portfolio — Class B Shares (Inception Date: October 30, 2013)	8.47%	1.70%
Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses, or taxes)	9.31%	4.84%
65% MSCI AC World (Net) Index / 7% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index / 3% BofA Merrill Lynch Global Broad Market ex U.S. Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	5.49%	2.65%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	October 2013
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	October 2013
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	October 2013
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Conservative Portfolio – Class B Shares

Investment Objective: Seeks a high level of current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Conservative Portfolio	Class B Shares
Management fee	0.15%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.11%
Acquired fund fees and expenses (underlying portfolios)	0.67%
Total annual operating expenses	2.18%
Less fee waiver and/or expense reimbursement†	–0.93%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.25%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.25% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$127	$593	$1,084	$2,440

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 11% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or non-traditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 20% of its assets in equity investments, 75% of its assets in fixed income investments and 5% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Adviser and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.

As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Adviser considers to be non-traditional (alternative) are indicated with an asterisk*):

Absolute Return/Multi Strategies*

Commodities*

Convertible Securities*

Covered Call Writing*

Currency*

Global Infrastucture*

Global Real Estate*

Listed Private Equity*

Long/Short Credit*

Managed Futures*

Merger Arbitrage*

Natural Resources*

Precious and Base Metals*

Domestic Large Cap Equity

Domestic Mid Cap Equity

Domestic Small Cap Equity

Domestic Micro Cap Equity

Emerging Markets Equity

Emerging Markets Small Cap

Frontier Markets

Global Equity

International Developed Equity

International/Global Small Cap Equity

Bank Loans

Emerging Markets Debt

Floating Rate Securities

Global Bond

High Yield Bond

Inflation Linked Securities

International Bond

Money Market

US Government Bond

US Investment Grade Bond

US Short Term Investment Grade Bond

Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio.

The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by the Portfolio in convertible debt securities may not be subject to any ratings restrictions, but the Portfolio’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk, and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized, and can decline significantly in value.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

•	Inflation-Indexed Bonds Risk — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury Inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk — The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

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Loan Risk — Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of the Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap, Small-Cap and Micro-Cap Company Risk — The Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small- and micro-cap companies than for mid-cap companies.

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Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission adopted changes to the rules that govern money market funds which became effective in October 2016. These changes may affect a money market fund’s investment strategies, operations and/or return potential.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

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Sector Risk — From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

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U.S. Government Securities Risk — The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate due to changing interest rates, among other factors. Notwithstanding that these securities are backed by the full faith and credit of the U.S., circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.

Risk/Return Bar Chart And Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index. The hypothetical composite index shows how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
2.96% (2016 3rd Quarter)	–3.13% (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
CharterSM Conservative Portfolio — Class B Shares (Inception Date: October 30, 2013)	5.69%	1.61%
Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses, or taxes)	5.65%	3.00%
20% MSCI AC World (Net) Index / 50% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index / 25% BofA Merrill Lynch Global Broad Market ex U.S. Index / 5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	3.19%	0.97%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	October 2013
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	October 2013
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	October 2013
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Growth Portfolio – Class B Shares

Investment Objective: Seeks long-term capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Growth Portfolio	Class B Shares
Management fee	0.15%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.86%
Acquired fund fees and expenses (underlying portfolios)	0.79%
Total annual operating expenses	3.05%
Less fee waiver and/or expense reimbursement†	–1.65%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.40%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.40% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$143	$787	$1,457	$3,249

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 19% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or non-traditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 55% of its assets in equity investments, 25% of its assets in fixed income investments and 20% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Adviser and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.

As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Adviser considers to be non-traditional (alternative) are indicated with an asterisk*):

Absolute Return/Multi

Strategies*

Commodities*

Convertible Securities*

Covered Call Writing*

Currency*

Global Infrastructure*

Global Real Estate*

Listed Private Equity*

Long/Short Credit*

Managed Futures*

Merger Arbitrage*

Natural Resources*

Precious and Base Metals*

Domestic Large Cap Equity

Domestic Mid Cap Equity

Domestic Small Cap Equity

Domestic Micro Cap Equity

Emerging Markets Equity

Emerging Markets Small Cap

Frontier Markets

Global Equity

International Developed Equity

International/Global Small Cap Equity

Bank Loans

Emerging Markets Debt

Floating Rate Securities

Global Bond

High Yield Bond

Inflation Linked Securities

International Bond

Money Market

US Government Bond

US Investment Grade Bond

US Short Term Investment Grade Bond

Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio.

The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by the Portfolio in convertible debt securities may not be subject to any ratings restrictions, but the Portfolio’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk, and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized, and can decline significantly in value.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Inflation-Indexed Bonds Risk — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury Inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk — The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

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Loan Risk — Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of the Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap, Small-Cap and Micro-Cap Company Risk — The Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small- and micro-cap companies than for mid-cap companies.

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Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission adopted changes to the rules that govern money market funds which became effective in October 2016. These changes may affect a money market fund’s investment strategies, operations and/or return potential.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

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Sector Risk — From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

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U.S. Government Securities Risk — The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate due to changing interest rates, among other factors. Notwithstanding that these securities are backed by the full faith and credit of the U.S., circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index. The hypothetical composite index shows how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
4.33% (2016 3rd Quarter)	–7.41% (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
CharterSM Growth Portfolio — Class B Shares (Inception Date: October 30, 2013)	7.44%	1.79%
Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses, or taxes)	9.31%	4.84%
55% MSCI AC World (Net) Index / 17% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index / 8% BofA Merrill Lynch Global Broad Market ex U.S. Index / 20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	5.01%	2.30%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	October 2013
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	October 2013
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	October 2013
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Moderate Growth Portfolio – Class B Shares

Investment Objective: Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Moderate Growth Portfolio	Class B Shares
Management fee	0.15%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.22%
Acquired fund fees and expenses (underlying portfolios)	0.76%
Total annual operating expenses	2.38%
Less fee waiver and/or expense reimbursement†	–1.03%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.35%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.35% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$137	$644	$1,177	$2,637

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 17% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or non-traditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 45% of its assets in equity investments, 40% of its assets in fixed income investments and 15% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Adviser and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.

As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Adviser considers to be non-traditional (alternative) are indicated with an asterisk*):

Absolute Return/Multi

Strategies*

Commodities*

Convertible Securities*

Covered Call Writing*

Currency*

Global Infrastructure*

Global Real Estate*

Listed Private Equity*

Long/Short Credit*

Managed Futures*

Merger Arbitrage*

Natural Resources*

Precious and Base Metals*

Domestic Large Cap Equity

Domestic Mid Cap Equity

Domestic Small Cap Equity

Domestic Micro Cap Equity

Emerging Markets Equity

Emerging Markets Small Cap

Frontier Markets

Global Equity

International Developed Equity

International/Global Small Cap Equity

Bank Loans

Emerging Markets Debt

Floating Rate Securities

Global Bond

High Yield Bond

Inflation Linked Securities

International Bond

Money Market

US Government Bond

US Investment Grade Bond

US Short Term Investment Grade Bond

Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio.

The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by the Portfolio in convertible debt securities may not be subject to any ratings restrictions, but the Portfolio’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk, and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

•	Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized, and can decline significantly in value.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Inflation-Indexed Bonds Risk — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury Inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk — The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

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Loan Risk — Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of the Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap, Small-Cap and Micro-Cap Company Risk — The Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small- and micro-cap companies than for mid-cap companies.

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Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission adopted changes to the rules that govern money market funds which became effective in October 2016. These changes may affect a money market fund’s investment strategies, operations and/or return potential.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as

“junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

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Sector Risk — From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

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U.S. Government Securities Risk — The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate due to changing interest rates, among other factors. Notwithstanding that these securities are backed by the full faith and credit of the U.S., circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index. The hypothetical composite index shows how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the securities broad-based market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
3.99% (2016 3rd Quarter)	–5.81% (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
CharterSM Moderate Growth Portfolio — Class B Shares (Inception Date: October 30, 2013)	6.88%	2.04%
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses, or taxes)	7.67%	4.09%
45% MSCI AC World (Net) Index / 27% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index / 13% BofA Merrill Lynch Global Broad Market ex U.S. Index / 15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	4.52%	1.94%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	October 2013
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	October 2013
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	October 2013
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Moderate Portfolio – Class B Shares

Investment Objective: Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Moderate Portfolio	Class B Shares
Management fee	0.15%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.12%
Acquired fund fees and expenses (underlying portfolios)	0.72%
Total annual operating expenses	2.24%
Less fee waiver and/or expense reimbursement†	–0.99%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.25%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.25% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$127	$605	$1,110	$2,498

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 13% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or non-traditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 35% of its assets in equity investments, 55% of its assets in fixed income investments and 10% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Adviser and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.

As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Adviser considers to be non-traditional (alternative) are indicated with an asterisk*):

Absolute Return/Multi Strategies*

Commodities*

Convertible Securities*

Covered Call Writing*

Currency*

Global Infrastructure*

Global Real Estate*

Listed Private Equity*

Long/Short Credit*

Managed Futures*

Merger Arbitrage*

Natural Resources*

Precious and Base Metals*

Domestic Large Cap Equity

Domestic Mid Cap Equity

Domestic Small Cap Equity

Domestic Micro Cap Equity

Emerging Markets Equity

Emerging Markets Small Cap

Frontier Markets

Global Equity

International Developed Equity

International/Global Small Cap Equity

Bank Loans

Emerging Markets Debt

Floating Rate Securities

Global Bond

High Yield Bond

Inflation Linked Securities

International Bond

Money Market

US Government Bond

US Investment Grade Bond

US Short Term Investment Grade Bond

Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio.

The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by the Portfolio in convertible debt securities may not be subject to any ratings restrictions, but the Portfolio’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk, and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized, and can decline significantly in value.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Inflation-Indexed Bonds Risk — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury Inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk — The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

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Loan Risk — Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of the Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap, Small-Cap and Micro-Cap Company Risk — The Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small- and micro-cap companies than for mid-cap companies.

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Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission adopted changes to the rules that govern money market funds which became effective in October 2016. These changes may affect a money market fund’s investment strategies, operations and/or return potential.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

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Sector Concentration Risk — To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

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U.S. Government Securities Risk — The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate due to changing interest rates, among other factors. Notwithstanding that these securities are backed by the full faith and credit of the U.S., circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index. The hypothetical composite index shows how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
3.48% (2016 3rd Quarter)	–4.70% (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
CharterSM Moderate Portfolio — Class B Shares (Inception Date: October 30, 2013)	6.22%	1.76%
Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses, or taxes)	5.65%	3.00%
35% MSCI AC World (Net) Index / 37% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index / 18% BofA Merrill Lynch Global Broad Market ex U.S. Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	4.02%	1.57%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	October 2013
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	October 2013
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	October 2013
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Alternative 100 Moderate Portfolio – Class B Shares1

Investment Objective: Seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Alternative 100 Moderate Portfolio	Class B Shares
Management fee	0.15%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.08%
Acquired fund fees and expenses (underlying portfolios)	0.87%
Total annual operating expenses	2.35%
Less fee waiver and/or expense reimbursement†	–0.80%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.55%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.55% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$158	$657	$1,183	$2,625

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 16% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. Under normal market conditions, the Portfolio allocates substantially all of its assets to Underlying Portfolios and Underlying ETFs that invest primarily in non-traditional (alternative) asset categories and strategies.

The non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows:

Absolute Return/Multi Strategies Commodities Convertible Securities Currency	Global Infrastructure Global Real Estate Listed Private Equity Long/Short Credit	Managed Futures Merger Arbitrage Natural Resources Precious and Base Metals

Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in

1	Shareholders of the Portfolio approved an Agreement and Plan of Reorganization and Termination, wherein, effective on or about May 19, 2017, the Portfolio will be merged into the All Asset Growth-Alt 20 Portfolio, a series of EQ Advisors Trust, also managed by FMG LLC.

securities or using derivatives or hedging strategies. Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Commodity Risk — Investments in certain issuers, especially resource extraction and production companies, are sensitive to fluctuations in certain commodity markets, and changes in those markets may cause the Portfolio’s holdings to lose value. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in exchange rates, domestic or foreign interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease and embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices.

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by the Portfolio in convertible debt securities may not be subject to any ratings restrictions, but the Portfolio’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk, and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Infrastructure Sector Risk — Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Leveraging Risk — When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. For example, the Portfolio may take on leveraging risk when it engages in derivatives transactions (such as futures and options investments), invests collateral from securities loans or borrows money. The Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging the Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of the Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that the rise in the value of the Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, the Portfolio may experience losses. In a market where the value of the Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses.

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Listed Private Equity Company Risk — Listed private equity companies include publicly traded vehicles whose purpose is to invest in privately held companies. Generally, little public information exists for privately held companies, and there is a risk that investors may not be able to make a fully informed investment decision. Investing in less mature privately held companies involves greater risk than investing in well-established, publicly-traded companies.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

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Natural Resources Sector Risk — The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals.

•	Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Real Estate Investing Risk — Real estate-related investments may decline in value as a result of factors affecting the overall real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax law changes, zoning law changes, regulatory limitations on rents or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. Real Estate Investment Trusts (“REITs”) generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. Domestic REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of net investment income and net realized gains. Failure to meet these requirements may have adverse consequences on the Portfolio. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

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Special Situations Risk — The Portfolio may seek to benefit from “special situations,” such as mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring, bankruptcy or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of the transaction. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case the Portfolio would lose money. It is also possible that the transaction may not be completed as anticipated or may take an excessive amount of time to be completed, in which case the Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. In some circumstances, the securities purchased may be illiquid making it difficult for the Portfolio to dispose of them at an advantageous price.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index. The additional broad-based securities market index and the hypothetical composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
5.03% (2014 2nd Quarter)	–7.85% (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
CharterSM Alternative 100 Moderate Portfolio — Class B Shares (Inception Date: October 30, 2013)	10.58%	–0.35%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.33%	0.14%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	10.14%
Charter Alternative 100 Moderate Composite Index* (reflects no deduction for fees, expenses, or taxes)	9.71%	-0.76%
*	The inception date for the Composite Index is October 31, 2013.

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	October 2013
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	October 2013
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	October 2013
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Income Strategies Portfolio – Class B Shares1

Investment Objective: Seeks a high level of current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Income Strategies Portfolio	Class B Shares
Management fee	0.15%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	2.89%
Acquired fund fees and expenses (underlying portfolios)	0.64%
Total annual operating expenses	3.93%
Less fee waiver and/or expense reimbursement†	–2.73%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.20%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.20% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$122	$947	$1,789	$3,975

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 22% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or non-traditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 25% of its assets in equity investments, 50% of its assets in fixed income investments and 25% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Adviser and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.

As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories

1	Shareholders of the Portfolio approved an Agreement and Plan of Reorganization and Termination, wherein, effective on or about May 19, 2017, the Portfolio will be merged into the 1290 VT DoubleLine Opportunistic Bond Portfolio, a series of EQ Advisors Trust, also managed by FMG LLC.

and strategies that the Adviser considers to be non-traditional (alternative) are indicated with an asterisk*):

Covered Call Writing* Global Infrastructure* Global Real Estate* Long/Short Credit* Natural Resources* Domestic/International Preferred	Domestic Large Cap Equity International Equity Income Bank Loans Emerging Markets Debt Floating Rate Securities Global Bond	High Yield Bond Inflation Linked Securities International Bond US Investment Grade Bond

Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized, and can decline significantly in value.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Inflation-Indexed Bonds Risk — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury Inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.

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Infrastructure Sector Risk — Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk — The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

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Loan Risk — Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of the Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Natural Resources Sector Risk — The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Real Estate Investing Risk — Real estate-related investments may decline in value as a result of factors affecting the overall real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax law changes, zoning law changes, regulatory limitations on rents or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs.

Real Estate Investment Trusts (“REITs”) generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. Domestic REITs also must satisfy specific Internal Revenue Code of 1986, as amended, requirements to qualify for the tax-free pass-through of net investment income and net realized gains. Failure to meet these requirements may have adverse consequences on the Portfolio. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index. The hypothetical composite index shows how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
3.70% (2014 2nd Quarter)	–3.68% (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
CharterSM Income Strategies Portfolio — Class B Shares (Inception Date: October 30, 2013)	7.00%	2.43%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.55%
25% MSCI AC World (Net) Index / 50% Bloomberg Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	3.47%	2.37%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	October 2013
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	October 2013
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	October 2013
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Interest Rate Strategies Portfolio – Class B Shares1

Investment Objective: Seeks to achieve long-term total return, consistent with the preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Interest Rate Strategies Portfolio	Class B Shares
Management fee	0.15%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	2.84%
Acquired fund fees and expenses (underlying portfolios)	0.68%
Total annual operating expenses	3.92%
Less fee waiver and/or expense reimbursement†	–2.72%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.20%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.20% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$122	$945	$1,785	$3,967

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 13% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or non-traditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 25% of its assets in equity investments, 50% of its assets in fixed income investments and 25% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Adviser and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.

As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and non-traditional (alternative) asset

1	Shareholders of the Portfolio approved an Agreement and Plan of Reorganization and Termination, wherein, effective on or about May 19, 2017, the Portfolio will be merged into the 1290 VT DoubleLine Opportunistic Bond Portfolio, a series of EQ Advisors Trust, also managed by FMG LLC.

categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Adviser considers to be non-traditional (alternative) are indicated with an asterisk*):

Absolute Return/Multi Strategies* Convertible Securities* Covered Call Writing* Global Infrastructure* Global Real Estate* Long/Short Credit* Natural Resources*	Domestic Large Cap Equity Global Equity International Equity Income Bank Loans Emerging Markets Debt Floating Rate Securities Global Bond	High Yield Bond Inflation Linked Securities International Bond Money Market Unconstrained Bond US Investment Grade Bond US Short Term Investment Grade Bond

Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent, than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

Investments by the Portfolio in convertible debt securities may not be subject to any ratings restrictions, but the Portfolio’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk, and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized, and can decline significantly in value.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Inflation-Indexed Bonds Risk — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury Inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.

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Infrastructure Sector Risk — Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk — The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

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Loan Risk — Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of the Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission adopted changes to the rules that govern money market funds which became effective in October 2016. These changes may affect a money market fund’s investment strategies, operations and/or return potential.

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Natural Resources Sector Risk — The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Real Estate Investing Risk — Real estate-related investments may decline in value as a result of factors affecting the overall real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax law changes, zoning law changes, regulatory limitations on rents or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. Real Estate Investment Trusts (“REITs”) generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. Domestic REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of net investment income and net realized gains. Failure to meet these requirements may have adverse consequences on the Portfolio. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index. The hypothetical composite index shows how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
3.79% (2014 2nd Quarter)	–4.77% (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
CharterSM Interest Rate Strategies Portfolio — Class B Shares (Inception Date: October 30, 2013)	7.82%	1.70%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.55%
25% MSCI AC World (Net) Index / 50% Bloomberg Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	3.47%	2.37%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	October 2013
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	October 2013
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	October 2013
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM International Moderate Portfolio – Class B Shares1

Investment Objective: Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM International Moderate Portfolio	Class B Shares
Management fee	0.15%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.14%
Acquired fund fees and expenses (underlying portfolios)	0.65%
Total annual operating expenses	2.19%
Less fee waiver and/or expense reimbursement†	–0.94%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.25%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.25% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$127	$595	$1,089	$2,450

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 9% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or non-traditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 35% of its assets in equity investments, 55% of its assets in fixed income investments and 10% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Adviser and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class. The Portfolio invests at least 65% of its total assets in Underlying Portfolios and Underlying ETFs that invest primarily in securities of foreign companies (securities of companies organized outside of the U.S. and that are traded in markets outside the U.S.) or in currencies.

As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories

1	Shareholders of the Portfolio approved a Plan of Reorganization and Termination, wherein, effective on or about May 19, 2017, the Portfolio will be merged into CharterSM Moderate Portfolio.

and strategies that the Adviser considers to be non-traditional (alternative) are indicated with an asterisk*):

Currency* Global Infrastructure* Global Real Estate* Emerging Markets Equity Emerging Markets Small Cap Frontier Markets	Global Equity International Developed Equity International Equity Income International/Global Small Cap Equity	Emerging Markets Debt High Yield Bond Inflation Linked Securities International Bond

Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of complying with the 65% policy identified above, the Adviser will identify Underlying Portfolios and Unaffiliated Underlying ETFs in which to invest by reference to such Underlying Portfolio’s or Underlying ETF’s name and investment policies at the time of investment. An Underlying Portfolio or Underlying ETF that changes its name or investment policies subsequent to the time of the Portfolio’s investment may continue to be considered an appropriate investment for purposes of the 65% policy. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio.

The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Inflation-Indexed Bonds Risk — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury Inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.

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Infrastructure Sector Risk — Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk — The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Real Estate Investing Risk — Real estate-related investments may decline in value as a result of factors affecting the overall real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax law changes, zoning law changes, regulatory limitations on rents or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. Real Estate Investment Trusts (“REITs”) generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. Domestic REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of net investment income and net realized gains. Failure to meet these requirements may have adverse consequences on the Portfolio. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index. The hypothetical composite index shows how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
3.85% (2016 3rd Quarter)	–4.90% (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
CharterSM International Moderate Portfolio — Class B Shares (Inception Date: October 30, 2013)	5.41%	–0.33%
BofA Merrill Lynch Global Broad Market ex. U.S. Index (reflects no deduction for fees, expenses, or taxes)	1.69%	–3.12%
35% MSCI AC World ex. U.S. (Net) Index / 55% BofA Merrill Lynch Global Broad Market ex. U.S. Index /10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	2.76%	–2.09%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	October 2013
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	October 2013
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	October 2013
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Multi-Sector Bond Portfolio – Class A, B and K Shares

Investment Objective: Seeks to achieve high total return through a combination of current income and capital appreciation.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Multi-Sector Bond Portfolio	Class A Shares	Class B Shares	Class K Shares
Management fee	0.15%	0.15%	0.15%
Distribution and/or service (12b-1) Fees	0.25%	0.25%	0.00%
Other expenses	0.22%	0.22%	0.22%
Acquired fund fees and expenses (underlying portfolios)	0.57%	0.57%	0.57%
Total annual portfolio operating expenses	1.19%	1.19%	0.94%
Less fee waiver and/or expense reimbursement†	–0.09%	–0.09%	–0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.10%	1.10%	0.85%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed 1.10% for Class A and Class B shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$369	$646	$1,435
Class B Shares	$112	$369	$646	$1,435
Class K Shares	$87	$291	$511	$1,146

PORTFOLIO TURNOVER

As a fund of funds, the Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 6% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Portfolio will invest in Underlying Portfolios and Underlying ETFs such that at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in a diversified mix of bonds, including investment grade bonds and bonds that are rated below investment grade (so called “junk bonds”), which may include derivatives exposure to bonds. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes, debentures, bank loans, bonds in multiple sectors including, commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers, including issuers located in emerging markets, are examples of debt securities. The Portfolio allocates its assets to Underlying Portfolios and Underlying ETFs that invest among various asset categories. The asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows:

Bank Loans Emerging Markets Debt Floating Rate Securities Global Bond High Yield Bond	Inflation Linked Securities International Bond Money Market US Government Bond US Investment Grade Bond	US Short Term Investment Grade Bond

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of complying with the 80% policy identified above, the Adviser will identify Underlying Portfolios and Underlying ETFs in which to invest by reference to such Underlying Portfolio’s or Underlying ETF’s name and investment policies at the time of investment. An Underlying Portfolio or Underlying ETF that changes its name or investment policies subsequent to the time of the Portfolio’s investment may continue to be considered an appropriate investment for purposes of the 80% policy. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

•

Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, the Portfolio will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

•

Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Liquidity Risk — The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

•

Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

•

Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission adopted changes to the rules that govern money market funds which became effective in October 2016. These changes may affect a money market fund’s investment strategies, operations and/or return potential.

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Mortgage-Backed and Asset-Backed Securities Risk — The Portfolio is subject to the risk that the principal on mortgage- and asset-backed securities held by the Portfolio will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Portfolio holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Portfolio. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

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U.S. Government Securities Risk — The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate due to changing interest rates, among other factors. Notwithstanding that these securities are backed by the full faith and credit of the U.S., circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio (prior to its conversion to a fund-of-funds on April 18, 2014 (the “Conversion Date”) as discussed below) by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to the Conversion Date the Portfolio was not a fund-of-funds, had different investment policies, was managed by multiple advisers and, under normal circumstances, approximately 50% of the Portfolio’s net assets were actively managed and approximately 50% of the Portfolio’s net assets were managed to track the performance (before fees and expenses) of a particular index. Following the conversion of the Portfolio to a fund-of-funds, the Portfolio pursues its investment objective through investments in underlying proprietary and unaffiliated mutual funds and exchange-traded funds. The underlying proprietary and unaffiliated mutual funds and exchange-traded funds in which the Portfolio invests incur their own operating costs and expenses, including management fees payable to their investment advisers, and the Portfolio’s performance, following the conversion of the Portfolio to a fund-of-funds, will reflect the impact of these operating costs and expenses. If the Portfolio had historically been managed as a fund-of-funds using its current investment strategies and policies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by different advisers prior to the Conversion Date.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
4.90% (2009 3rd Quarter)	–15.87% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years/ Since Inception
CharterSM Multi-Sector Bond Portfolio — Class A Shares	2.89%	1.80%	0.69%
CharterSM Multi-Sector Bond Portfolio — Class B Shares	2.89%	1.80%	0.58%
CharterSM Multi-Sector Bond Portfolio — Class K Shares (Inception Date: August 26, 2011)	3.15%	2.11%	2.14%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	2.08%	1.85%	3.84%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	May 2011
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	February 2010
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Real Assets Portfolio – Class B Shares1

Investment Objective: Seeks to achieve maximum real return.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Real Assets Portfolio	Class B Shares
Management fee	0.15%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	2.25%
Acquired fund fees and expenses (underlying portfolios)	0.75%
Total annual operating expenses	3.40%
Less fee waiver and/or expense reimbursement†	–2.00%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.40%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.40% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$143	$858	$1,597	$3,550

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 21% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in fixed income investments or non-traditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 30% of its assets in fixed income investments and 70% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Adviser and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.

The Portfolio expects to invest principally in investments that the Adviser believes are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, provide real returns (such investments are “real assets”). Under normal circumstances, the Fund will invest at least 80% of its assets (plus borrowings for investment purposes) in real assets. Real assets include equity and fixed income securities and other investments among seven general asset categories: commodities, currency, global infrastructure, global

1	Shareholders of the Portfolio approved an Agreement and Plan of Reorganization and Termination, wherein, effective on or about May 19, 2017, the Portfolio will be merged into the EQ/PIMCO Global Real Return Portfolio, a series of EQ Advisors Trust, also managed by FMG LLC.

real estate, natural resources, precious and base metals, and inflation-linked securities. For purposes of the Portfolio, real return is defined as the rate of return after adjusting for inflation.

As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Adviser considers to be non-traditional (alternative) are indicated with an asterisk*):

Commodities*	Global Real Estate*	Precious and Base Metals*

Currency*	Natural Resources*	Inflation Linked Securities

Global Infrastructure*

Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of complying with the 80% policy identified above, the Adviser will identify Underlying Portfolios and Underlying ETFs in which to invest by reference to such Underlying Portfolio’s or Underlying ETF’s name and investment policies at the time of investment. An Underlying Portfolio or Underlying ETF that changes its name or investment policies subsequent to the time of the Portfolio’s investment may continue to be considered an appropriate investment for purposes of the 80% policy. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of non-traditional (alternative) investments may not achieve the desired effect.

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Commodity Risk — Investments in certain issuers, especially resource extraction and production companies, are sensitive to fluctuations in certain commodity markets, and changes in those markets may cause the Portfolio’s holdings to lose value. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in exchange rates, domestic or foreign interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease and embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Inflation-Indexed Bonds Risk — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury Inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.

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Infrastructure Sector Risk — Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Liquidity Risk — The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Natural Resources Sector Risk — The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Real Estate Investing Risk — Real estate-related investments may decline in value as a result of factors affecting the overall real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax law changes, zoning law changes, regulatory limitations on rents or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. Real Estate Investment Trusts (“REITs”) generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. Domestic REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of net investment income and net realized gains. Failure to meet these requirements may have adverse consequences on the Portfolio. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives.

There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based securities market index. The hypothetical composite index shows how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
6.23% (2016 2nd Quarter)	–7.79% (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
CharterSM Real Assets Portfolio — Class B Shares (Inception Date: October 30, 2013)	12.73%	–0.91%
Bloomberg Barclays World Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses, or taxes)	10.22%	4.71%
30% Bloomberg Barclays World Government Inflation-Linked Bond Index/70% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	3.24%	1.52%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	October 2013
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	October 2013
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	October 2013
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Small Cap Growth Portfolio – Class A, B and K Shares

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Small Cap Growth Portfolio	Class A Shares	Class B Shares	Class K Shares*
Management fee	0.15%	0.15%	0.15%
Distribution and/or service (12b-1) Fees	0.25%	0.25%	0.00%
Other expenses	0.24%	0.24%	0.24%
Acquired fund fees and expenses (underlying portfolios)	0.95%	0.95%	0.95%
Total annual portfolio operating expenses	1.59%	1.59%	1.34%
Less fee waiver and/or expense reimbursement†	–0.14%	–0.14%	–0.14%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.45%	1.45%	1.20%
*	Based on estimated amounts for the current fiscal year.
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed 1.45% for Class A and Class B shares and 1.20% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$148	$488	$852	$1,877
Class B Shares	$148	$488	$852	$1,877
Class K Shares	$122	$411	$721	$1,600

PORTFOLIO TURNOVER

As a fund of funds, the Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, before the Portfolio converted to a fund of funds, the Portfolio’s turnover rate was 3% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser ”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Portfolio will invest in Underlying Portfolios and Underlying ETFs such that at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equity securities of small capitalization companies (which may include derivatives exposure to equity securities of small-capitalization companies). For purposes of this Portfolio, small capitalization companies are companies with a market capitalization that is similar to or below the highest market capitalization range of the Russell 2000® Index at the time of investment (approximately $10.5 billion as of December 31, 2016).

The Portfolio allocates its assets to Underlying Portfolios and Underlying ETFs that invest among various asset categories. The asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows:

Domestic Small Cap Equity	Emerging Markets Small Cap
Domestic Micro Cap Equity	International/Global Small Cap Equity

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts)

for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of complying with the 80% policy identified above, the Adviser will identify Underlying Portfolios and Underlying ETFs in which to invest by reference to such Underlying Portfolio’s or Underlying ETF’s name and investment policies at the time of investment. An Underlying Portfolio or Underlying ETF that changes its name or investment policies subsequent to the time of the Portfolio’s investment may continue to be considered an appropriate investment for purposes of the 80% policy. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories.

The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, Non-traditional (alternative) can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Futures Contract Risk —The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Investment Style Risk — The Portfolio may invest in Underlying Portfolios and Underlying ETFs that, from time to time, employ a particular style or set of styles — in this case “growth” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

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Risks Related to Investments in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

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Small-Cap and Micro-Cap Company Risk — The Portfolio’s investments in small-cap and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies, and may have less experienced management and unproven track records. They may depend on a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. As a result, the value of such securities may be more volatile than the securities of larger companies, and because the securities generally trade in lower volumes than larger cap securities, the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for micro-cap companies than for small-cap companies.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio (including prior to its conversion to a fund-of-funds on April 18, 2014 (the “Conversion Date”), as discussed below ) by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The return of the broad-based securities market index shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to the Conversion Date the Portfolio was not a fund-of-funds, had different investment policies, was managed by multiple advisers and, under normal circumstances, approximately 50% of the Portfolio’s net assets were actively managed and approximately 50% of the Portfolio’s net assets were managed to track the performance (before fees and expenses) of a particular index. Following the conversion of the Portfolio to a fund-of-funds, the Portfolio pursues its investment objective through investments in underlying proprietary and unaffiliated mutual funds and exchange-traded funds. The underlying proprietary and unaffiliated mutual funds and exchange-traded funds in which the Portfolio invests incur their own operating costs and expenses, including management fees payable to their investment advisers, and the Portfolio’s performance, following the conversion of the Portfolio to a fund-of-funds, will reflect the impact of these operating costs and expenses. If the Portfolio had historically been managed as a fund-of-funds using its current investment strategies and policies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by different advisers prior to the Conversion Date.

For periods prior to the date Class A shares commenced operations (January 22, 2008), Class A share performance information shown in the table below is the performance of Class B shares, which reflects the effect of 12b-1 fees paid by Class B shares. Class A shares did not pay 12b-1 fees prior to January 1, 2012. Performance information for Class K shares is not available because the Class K shares were fully redeemed on April 17, 2014 and were not operational as of the date of this prospectus. Comparable performance information is shown for Class B shares. Class B share performance reflects the effect of 12b-1 fees not payable by Class K shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
22.61% (2009 2nd Quarter)	–27.13% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years/ Since Inception
CharterSM Small Cap Growth Portfolio — Class A Shares (Inception Date: January 22, 2008)	9.34%	10.49%	3.74%
CharterSM Small Cap Growth Portfolio — Class B Shares (Inception Date: December 1, 1998)	9.34%	10.50%	3.65%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	11.32%	13.74%	7.76%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	May 2011
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	February 2010
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

CharterSM Small Cap Value Portfolio – Class A, B and K Shares

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Small Cap Value Portfolio	Class A Shares	Class B Shares	Class K Shares*
Management fee	0.15%	0.15%	0.15%
Distribution and/or service (12b-1) Fees	0.25%	0.25%	0.00%
Other expenses	0.21%	0.20%	0.20%
Acquired fund fees and expenses (underlying portfolios)	0.91%	0.91%	0.91%
Total annual portfolio operating expenses	1.52%	1.51%	1.26%
Less fee waiver and/or expense reimbursement†	–0.07%	–0.06%	–0.06%
Total annual portfolio operating expenses after fee waiver and/or expense reimbursement	1.45%	1.45%	1.20%
*	Based on estimated amounts for the current fiscal year.
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed 1.45% for Class A and Class B shares and 1.20% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$148	$473	$822	$1,807
Class B Shares	$148	$471	$818	$1,796
Class K Shares	$122	$394	$686	$1,517

PORTFOLIO TURNOVER

As a fund of funds, the Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios, but it will incur transaction costs when it buys and sells other types of securities (including exchange traded securities of Underlying ETFs) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 11% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Portfolio will invest in Underlying Portfolios and Underlying ETFs such that at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equity securities of small-capitalization companies (which may include derivatives exposure to equity securities of small capitalization companies). For purposes of this Portfolio, small capitalization companies are companies with a market capitalization that is similar to or below the highest market capitalization range of the Russell 2000® Index at the time of investment (approximately $10.5 billion as of December 31, 2016).

The Portfolio allocates its assets to Underlying Portfolios and Underlying ETFs that invest among various asset categories. The asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows:

Domestic Small Cap Equity	Emerging Markets Small Cap Equity
Domestic Micro Cap Equity	International/Global Small Cap Equity

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of complying with the 80% policy identified above, the Adviser will identify Underlying Portfolios and Underlying ETFs in which to invest by reference to such Underlying Portfolio’s or Underlying ETF’s name and investment policies at the time of investment. An Underlying Portfolio or Underlying ETF that changes its name or investment policies subsequent to the time of the Portfolio’s investment may continue to be considered an appropriate investment for purposes of the 80% policy. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Adviser may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories.

The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ and Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios and Underlying ETFs for additional information about these risks. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Adviser will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

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Alternative Investment Risk — To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent, and may have more complicated tax profiles than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by the investment manager and its securities selections fail to produce the intended results.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Futures Contract Risk —The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Investment Style Risk — The Portfolio may invest in Underlying Portfolios and Underlying ETFs that, from time to time, employ a particular style or set of styles — in this case “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to its perceived true worth, the market will never fully recognize its intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Risks of Investing in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

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Small-Cap and Micro-Cap Company Risk — The Portfolio’s investments in small-cap and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies, and may have less experienced management and unproven track records. They may depend on a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. As a result, the value of such securities may be more volatile than the securities of larger companies, and because the securities generally trade in lower volumes than larger cap securities, the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for micro-cap companies than for small-cap companies.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio (including prior to its conversion to a fund-of-funds on April 18, 2014 (the “Conversion Date”), as discussed below) by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The return of the broad-based securities market index shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to the Conversion Date the Portfolio was not a fund-of-funds, had different investment policies, was managed by multiple advisers and, under normal circumstances, approximately 50% of the Portfolio’s net assets were actively managed and approximately 50% of the Portfolio’s net assets were managed to track the performance (before fees and expenses) of a particular index. Following the conversion of the Portfolio to a fund-of-funds, the Portfolio pursues its investment objective through investments in underlying proprietary and unaffiliated mutual funds and exchange-traded funds. The underlying proprietary and unaffiliated mutual funds and exchange-traded funds in which the Portfolio invests incur their own operating costs and expenses, including management fees payable to their investment advisers, and the Portfolio’s performance, following the conversion of the Portfolio to a fund-of-funds, will reflect the impact of these operating costs and expenses. If the Portfolio had historically been managed as a fund-of-funds using its current investment strategies and policies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by different advisers prior to the Conversion Date.

Performance information for Class K shares is not available because the Class K shares were fully redeemed on April 17, 2014 and were not operational as of the date of this prospectus. Comparable performance information is shown for Class B shares. Class B share performance reflects the effect of 12b-1 fees not payable by Class K shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
22.94% (2009 2nd Quarter)	–28.00% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
CharterSM Small Cap Value Portfolio — Class A Shares (Inception Date: October 2, 2002)	25.22%	11.46%	3.41%
CharterSM Small Cap Value Portfolio — Class B Shares (Inception Date: January 1, 1998)	25.20%	11.47%	3.27%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	31.74%	15.07%	6.26%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	May 2011
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	February 2010
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

Target 2015 Allocation Portfolio – Class A, B and K Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2015 Allocation Portfolio	Class A*	Class B	Class K
Management fee	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	0.25%	0.00%
Other expenses	0.36%	0.36%	0.36%
Acquired fund fees and expenses (underlying portfolios)	0.57%	0.57%	0.57%
Total annual operating expenses	1.28%	1.28%	1.03%
Less fee waiver/expense reimbursement†	–0.18%	–0.18%	–0.18%
Total annual operating expenses after fee waiver/expense reimbursement	1.10%	1.10%	0.85%
*	Based on estimated amounts for the current fiscal year.
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.85% for Class K shares and 1.10% for Class A shares and Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$388	$685	$1,529
Class B Shares	$112	$388	$685	$1,529
Class K Shares	$87	$310	$551	$1,243

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of the Portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser ”) and sub-advised by one or more investment sub-advisers (“Sub-Adviser”), which represent a variety of asset classes and investment styles. The Portfolio is managed to target 2015 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Portfolio should not be selected solely on the basis of an investor’s age or the target year. The Portfolio’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Portfolio balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Portfolio is not designed for a lump sum redemption at or after the target year and does not guarantee a particular level of income. The Portfolio maintains significant allocations to equities after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes in which the Portfolio may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Portfolio is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying Portfolios in which the Portfolio may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Portfolio) as deemed appropriate by the Adviser. The following chart shows the Portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the

Portfolio invests) as of the date of this Prospectus. The Portfolio may invest in Underlying Portfolios that employ derivatives for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

Target 2015 Allocation Portfolio Asset Allocation Targets

Approximate Number of Years After Retirement Year	2 Years After Retirement	5 Years After Retirement	10 Years After Retirement
Asset Class
Domestic Equity	33%	30%	15%
International Equity	13%	10%	5%
Fixed Income	54%	60%	80%

The following chart illustrates how the asset mix of the Portfolio will vary over time. In general, the asset mix of the Portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments. The Underlying Portfolios can invest in companies of any size, and can use derivatives, including futures contracts, to achieve their respective investment objectives.

As of December 31, 2016, the Portfolio’s asset mix was allocated approximately 30.6% to domestic equity, 18.3% to international equity, and 51.1% to fixed income. The Portfolio’s Annual and Semi-Annual Reports to shareholders set forth the actual allocation to the Underlying Portfolios as of the date of the report.

The Adviser establishes the asset mix of the Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

The Adviser may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Portfolio’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Portfolio’s investments, to keep the Portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios for additional information about these risks. In this section, the term “Portfolio” may include the Target Allocation Portfolio, an Underlying Portfolio, or both.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Asset Class Risk — The Portfolio is subject to the risk that the returns from the asset classes, or types of securities, in which the Portfolio invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

•	Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by the investment manager and its securities selections fail to produce the intended results.

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Risks of Investing in Underlying Portfolios — The Portfolio’s shareholders will indirectly bear fees and expenses paid by the Underlying Portfolios in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.

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Target Date Risk — The Portfolio does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Portfolio will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Portfolio’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Portfolio, the length of time the investment was held, and the Portfolio’s returns over time.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The additional broad-based securities market indexes show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest and with the returns of other indexes that have characteristics relevant to the Portfolio’s investment strategies. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

Class A shares are not currently operational.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
13.05% (2009 2nd Quarter)	–15.22% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years/ Since Inception
Target 2015 Allocation Portfolio — Class B (Inception Date: August 31, 2006)	5.69%	6.18%	2.68%
Target 2015 Allocation Portfolio — Class K (Inception Date: December 1, 2011)	5.83%	6.45%	6.31%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	6.56%	6.79%	4.50%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	September 2006
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	May 2011
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

Target 2025 Allocation Portfolio – Class A, B and K Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2025 Allocation Portfolio	Class A*	Class B	Class K
Management fee	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	0.25%	0.00%
Other expenses	0.26%	0.26%	0.26%
Acquired fund fees and expenses (underlying portfolios)	0.55%	0.55%	0.55%
Total annual operating expenses	1.16%	1.16%	0.91%
Less fee waiver/expense reimbursement†	–0.06%	–0.06%	–0.06%
Total annual operating expenses after fee waiver/expense reimbursement	1.10%	1.10%	0.85%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.10% for Class A shares and Class B shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.
*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$363	$633	$1,404
Class B Shares	$112	$363	$633	$1,404
Class K Shares	$87	$284	$498	$1,114

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of the Portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “ Adviser”) and sub-advised by one or more investment sub-advisers (“Sub-Adviser”), which represent a variety of asset classes and investment styles. The Portfolio is managed to target 2025 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Portfolio should not be selected solely on the basis of an investor’s age or the target year. The Portfolio’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Portfolio balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Portfolio is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Portfolio maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes in which the Portfolio may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Portfolio is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying Portfolios in which the Portfolio may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Portfolio) as deemed appropriate by the Adviser. The following chart shows the Portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the Portfolio invests) as of the date of this Prospectus. The Portfolio may invest in Underlying Portfolios that employ derivatives for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

Target 2025 Allocation Portfolio Asset Allocation Targets

Approximate Number of Years Before/After Retirement Year	8 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	46%	42%	35%	30%	15%
International Equity	20%	18%	15%	10%	5%
Fixed Income	34%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Portfolio will vary over time. In general, the asset mix of the Portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments. The Underlying Portfolios can invest in companies of any size, and can use derivatives, including futures contracts, to achieve their respective investment objectives.

As of December 31, 2016, the Portfolio’s asset mix was allocated approximately 46.4% to domestic equity, 22.9% to international equity, and 30.7% to fixed income. The Portfolio’s Annual and Semi-Annual Reports to shareholders set forth the actual allocation to the Underlying Portfolios as of the date of the report.

The Adviser establishes the asset mix of the Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

The Adviser may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Portfolio’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Portfolio’s investments, to keep the Portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios for additional information about these risks. In this section, the term “Portfolio” may include the Target Allocation Portfolio, an Underlying Portfolio, or both.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Asset Class Risk — The Portfolio is subject to the risk that the returns from the asset classes, or types of securities, in which the Portfolio invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by the investment manager and its securities selections fail to produce the intended results.

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Risks of Investing in Underlying Portfolios — The Portfolio will indirectly bear fees and expenses paid by the Underlying Portfolios in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.

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Target Date Risk — The Portfolio does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Portfolio will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Portfolio’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Portfolio, the length of time the investment was held, and the Portfolio’s returns over time.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years and (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The additional broad-based securities market indexes show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest and with the returns of other indexes that have characteristics relevant to the Portfolio’s investment strategies. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

Class A shares are not currently operational.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
15.47% (2009 2nd Quarter)	–18.39% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years/ Since Inception
Target 2025 Allocation Portfolio — Class B (Inception Date: August 31, 2006)	7.34%	8.01%	3.13%
Target 2025 Allocation Portfolio — Class K (Inception Date: December 1, 2011)	7.73%	8.31%	8.14%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	7.82%	8.37%	4.78%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	September 2006
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	May 2011
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

Target 2035 Allocation Portfolio – Class B and K Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2035 Allocation Portfolio	Class B	Class K
Management fee	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	0.00%
Other expenses	0.30%	0.30%
Acquired fund fees and expenses (underlying portfolios)	0.53%	0.53%
Total annual operating expenses	1.18%	0.93%
Less fee waiver/expense reimbursement†	–0.08%	–0.08%
Total annual operating expenses after fee waiver/expense reimbursement	1.10%	0.85%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.85% for Class K shares and 1.10% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$112	$367	$641	$1,425
Class K Shares	$87	$288	$507	$1,136

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of the Portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and sub-advised by one or more sub-advisers (“Sub-Adviser”), which represent a variety of asset classes and investment styles. The Portfolio is managed to target 2035 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Portfolio should not be selected solely on the basis of an investor’s age or the target year. The Portfolio’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Portfolio balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Portfolio is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Portfolio maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes in which the Portfolio may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Portfolio is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying Portfolios in which the Portfolio may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Portfolio) as deemed appropriate by the Adviser. The following chart shows the Portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the Portfolio invests) as of the date of this Prospectus. The Portfolio may invest in Underlying Portfolios that employ derivatives for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

Target 2035 Allocation Portfolio Asset Allocation Targets

Approximate Number of Years Before/After Retirement Year	18 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	55%	52%	50%	42%	35%	30%	15%
International Equity	23%	23%	20%	18%	15%	10%	5%
Fixed Income	22%	25%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Portfolio will vary over time. In general, the asset mix of the Portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments. The Underlying Portfolios can invest in companies of any size, and can use derivatives, including futures contracts, to achieve their respective investment objectives.

As of December 31, 2016, the Portfolio’s asset mix was allocated approximately 54.2% to domestic equity, 26.0% to international equity, and 19.8% to fixed income. The Portfolio’s Annual and Semi-Annual Reports to shareholders set forth the actual allocation to the Underlying Portfolios as of the date of the report.

The Adviser establishes the asset mix of the Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

The Adviser may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Portfolio’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Portfolio’s investments, to keep the Portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios for additional information about these risks. In this section, the term “Portfolio” may include the Target Allocation Portfolio, an Underlying Portfolio, or both.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Asset Class Risk — The Portfolio is subject to the risk that the returns from the asset classes, or types of securities, in which the Portfolio invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by the investment manager and its securities selections fail to produce the intended results.

•

Risks of Investing in Underlying Portfolios — The Portfolio will indirectly bear fees and expenses paid by the Underlying Portfolios in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.

•

Target Date Risk — The Portfolio does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Portfolio will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Portfolio’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Portfolio, the length of time the investment was held, and the Portfolio’s returns over time.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The additional broad-based securities market indexes show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest and with the returns of other indexes that have characteristics relevant to the Portfolio’s investment strategies. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
17.41% (2009 2nd Quarter)	–20.33% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	10 Years/ Since Inception
Target 2035 Allocation Portfolio — Class B (Inception Date: August 31, 2006)	7.94%	9.05%	3.31%
Target 2035 Allocation Portfolio — Class K (Inception Date: December 1, 2011)	8.32%	9.33%	9.15%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	8.85%	9.59%	4.86%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	September 2006
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	May 2011
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”),or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

Target 2045 Allocation Portfolio – Class B and K Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2045 Allocation Portfolio	Class B	Class K
Management fee	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	0.00%
Other expenses	0.35%	0.35%
Acquired fund fees and expenses (underlying portfolios)	0.52%	0.52%
Total annual operating expenses	1.22%	0.97%
Less fee waiver/expense reimbursement†	–0.12%	–0.12%
Total annual operating expenses after fee waiver/expense reimbursement	1.10%	0.85%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.85% for Class K shares and 1.10% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$112	$375	$659	$1,467
Class K Shares	$87	$297	$525	$1,179

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6% of the average value of the Portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and sub-advised by one or more sub-advisers (“Sub-Adviser”), which represent a variety of asset classes and investment styles. The Portfolio is managed to target 2045 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Portfolio should not be selected solely on the basis of an investor’s age or the target year. The Portfolio’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Portfolio balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Portfolio is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Portfolio maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes in which the Portfolio may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Portfolio is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying Portfolios in which the Portfolio may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Portfolio) as deemed appropriate by the Adviser. The following chart shows the Portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the Portfolio invests) as of the date of this Prospectus. The Portfolio may invest in Underlying Portfolios that employ derivatives for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

Target 2045 Allocation Portfolio Asset Allocation Targets

Approximate Number of Years Before/After Retirement Year	28 Years Before	25 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	62%	60%	52%	50%	42%	35%	30%	15%
International Equity	26%	25%	23%	20%	18%	15%	10%	5%
Fixed Income	12%	15%	25%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Portfolio will vary over time. In general, the asset mix of the Portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments. The Underlying Portfolios can invest in companies of any size, and can use derivatives, including futures contracts, to achieve their respective investment objectives.

As of December 31, 2016, the Portfolio’s asset mix was allocated approximately 60.5% to domestic equity, 29.4% to international equity, and 10.1% to fixed income. The Portfolio’s Annual and Semi-Annual Reports to shareholders set forth the actual allocation to the Underlying Portfolios as of the date of the report.

The Adviser establishes the asset mix of the Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

The Adviser may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Portfolio’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Portfolio’s investments, to keep the Portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios for additional information about these risks. In this section, the term “Portfolio” may include the Target Allocation Portfolio, an Underlying Portfolio, or both.

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Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Asset Class Risk — The Portfolio is subject to the risk that the returns from the asset classes, or types of securities, in which the Portfolio invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

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Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

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Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

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Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

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Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by the investment manager and its securities selections fail to produce the intended results.

•

Risks of Investing in Underlying Portfolios — The Portfolio will indirectly bear fees and expenses paid by the Underlying Portfolios in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.

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Target Date Risk — The Portfolio does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Portfolio will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Portfolio’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Portfolio, the length of time the investment was held, and the Portfolio’s returns over time.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The additional broad-based securities market indexes show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest and with the returns of other indexes that have characteristics relevant to the Portfolio’s investment strategies. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
19.52% (2009 2nd Quarter)	–22.95% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years/ Since Inception
Target 2045 Allocation Portfolio — Class B (Inception Date: August 31, 2006)	8.65%	9.98%	3.36%
Target 2045 Allocation Portfolio — Class K (Inception Date: December 1, 2011)	8.93%	10.26%	10.06%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	9.54%	10.31%	4.89%

WHO MANAGES THE PORTFOLIO

Investment Manager: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	September 2006
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	May 2011
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2011
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

Target 2055 Allocation Portfolio – Class B and K Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2055 Allocation Portfolio	Class B	Class K
Management fee	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	0.00%
Other expenses	1.71%	1.16%
Acquired fund fees and expenses (underlying portfolios)	0.54%	0.54%
Total annual operating expenses	2.60%	1.80%
Less fee waiver/expense reimbursement†	–1.50%	–0.95%
Total annual operating expenses after fee waiver/expense reimbursement	1.10%	0.85%
†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.85% for Class K shares and 1.10% for Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$112	$665	$1,246	$2,822
Class K Shares	$87	$474	$886	$2,038

PORTFOLIO TURNOVER

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 33% of the average value of the Portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) and sub-advised by one or more sub-advisers (”Sub-Adviser”), which represent a variety of asset classes and investment styles. The Portfolio is managed to target 2055 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Portfolio should not be selected solely on the basis of an investor’s age or the target year. The Portfolio’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Portfolio balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Portfolio is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Portfolio maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes in which the Portfolio may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage-and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Portfolio is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying Portfolios in which the Portfolio may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Portfolio) as deemed appropriate by the Adviser. The following chart shows the Portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the Portfolio invests) as of the date of this Prospectus. The Portfolio may invest in Underlying Portfolios that employ derivatives for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

Target 2055 Allocation Portfolio Asset Allocation Targets

Approximate Number of Years Before/After Retirement Year	38 Years Before	35 Years Before	25 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	69%	67%	60%	52%	50%	42%	35%	30%	15%
International Equity	29%	28%	25%	23%	20%	18%	15%	10%	5%
Fixed Income	2%	5%	15%	25%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Portfolio will vary over time. In general, the asset mix of the Portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments. The Underlying Portfolios can invest in companies of any size, and can use derivatives, including futures contracts, to achieve their respective investment objectives.

As of December 31, 2016, the Portfolio’s asset mix was allocated approximately 65.8% to domestic equity, 33.1% to international equity, and 1.1% to fixed income. The Portfolio’s Annual and Semi-Annual Reports to shareholders set forth the actual allocation to the Underlying Portfolios as of the date of the report.

The Adviser establishes the asset mix of the Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

The Adviser may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Portfolio’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Portfolio’s investments, to keep the Portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Principal Risks of Investing in the Portfolio

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks. The Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying Portfolios for additional information about these risks. In this section, the term “Portfolio” may include the Target Allocation Portfolio, an Underlying Portfolio, or both.

•

Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

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Asset Class Risk — The Portfolio is subject to the risk that the returns from the asset classes, or types of securities, in which the Portfolio invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

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Credit Risk — The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

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Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

•

Interest Rate Risk — The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

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Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

•

Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

•	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by the investment manager and its securities selections fail to produce the intended results.

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Risks of Investing in Underlying Portfolios — The Portfolio will indirectly bear fees and expenses paid by the Underlying Portfolios in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.

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Target Date Risk — The Portfolio does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Portfolio will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Portfolio’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Portfolio, the length of time the investment was held, and the Portfolio’s returns over time.

Risk/Return Bar Chart and Table

The bar chart below shows the Portfolio’s first calendar year of performance. The table below provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2016 compared to the returns of a broad-based market index. The return of the broad-based market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns – Class B

Best quarter (% and time period)	Worst quarter (% and time period)
5.22% (2016 3rd Quarter)	0.32% (2016 1st Quarter)

Average Annual Total Returns
	One Year	Since Inception
Target 2055 Allocation Portfolio — Class B (Inception Date: May 1, 2015)	9.46%	1.60%
Target 2055 Allocation Portfolio — Class K (Inception Date: May 1, 2015)	9.73%	1.85%
S&P Target Date 2055† Index (reflects no deduction for fees, expenses, or taxes)	9.94%	2.88%

WHO MANAGES THE PORTFOLIO

Investment Adviser: FMG LLC

Portfolio Managers:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of FMG LLC	May 2015
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of FMG LLC	May 2015
Xavier Poutas, CFA®	Assistant Portfolio Manager of FMG LLC	May 2015
Miao Hu, CFA®	Assistant Portfolio Manager of FMG LLC	May 2016

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity and retirement plans.

The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.

TAX INFORMATION

The Portfolio’s shareholders are (or may include) insurance company separate accounts, qualified plans and other investors eligible under applicable federal income tax regulations. Accordingly, distributions the Portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

THE PORTFOLIOS AT A GLANCE

The AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios (each a “Portfolio” and together, the “Portfolios”) are designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the Portfolios based on their risk tolerance, investment time horizons and personal investment goals.

There are five (5) AXA Allocation Portfolios, thirteen (13) Charter Allocation Portfolios and five (5) Target Allocation Portfolios.

Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing in “Underlying Portfolios,” which are managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”).

The chart below illustrates each AXA Allocation Portfolio according to its relative emphasis on seeking income and seeking growth of capital:

AXA Allocation Portfolio	Income	Growth of Capital
Conservative Allocation Portfolio	High	Low
Conservative-Plus Allocation Portfolio	Medium to High	Low to Medium
Moderate Allocation Portfolio	Medium	Medium to High
Moderate-Plus Allocation Portfolio	Low	Medium to High
Aggressive Allocation Portfolio	Low	High

Target Allocation Portfolios
Target 2015 Allocation Portfolio
Target 2025 Allocation Portfolio
Target 2035 Allocation Portfolio
Target 2045 Allocation Portfolio
Target 2055 Allocation Portfolio

Each Charter Allocation Portfolio pursues its investment objective by investing in affiliated and unaffiliated “Underlying Portfolios” and in “Underlying ETFs”.

Charter Portfolios
CharterSM Aggressive Growth Portfolio
CharterSM Conservative Portfolio
CharterSM Growth Portfolio
CharterSM Moderate Growth Portfolio
CharterSM Moderate Portfolio
CharterSM Alternative 100 Moderate Portfolio
CharterSM Income Strategies Portfolio
CharterSM Interest Rate Strategies Portfolio
CharterSM International Moderate Portfolio
CharterSM Multi-Sector Bond Portfolio
CharterSM Real Assets Portfolio
CharterSM Small Cap Growth Portfolio
CharterSM Small Cap Value Portfolio

FMG LLC, under the oversight of the AXA Premier VIP Trust’s (the “Trust”) Board of Trustees (the “Board”), has established an asset allocation target for each Portfolio. This target is the approximate percentage of each Portfolio’s assets that is invested in domestic equity securities, international equity securities, fixed income securities or non-traditional (alternative) investments, as applicable (referred to herein as “asset classes”) as represented by the holdings of the Underlying Portfolios, and/or Underlying ETFs, as applicable, in which a Portfolio invests. Subject to this asset allocation target, the Adviser also has established target investment percentages for each asset category in which an AXA Allocation Portfolio and Charter Allocation Portfolio invests. Each target investment percentage is an approximate percentage of an AXA Allocation Portfolio’s and Charter Allocation Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios and/or Underlying ETFs, as applicable, whose individual securities holdings fall within such asset category. As used in this prospectus, the term “asset category” refers to specific types of securities within each asset class (i.e., commodities, foreign equity securities, global real estate, international developed equity, large-capitalization equity securities, small/mid-capitalization equity securities, emerging markets debt and inflation linked securities.) The asset allocation targets and target investment percentages may be changed without notice or shareholder approval.

THE PORTFOLIOS AT A GLANCE (cont’d)

The Adviser establishes the asset allocation targets for each asset class and the target investment percentages for each asset category and identifies the specific Underlying Portfolios and/or Underlying ETFs, as applicable, in which to invest using its proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios and/or Underlying ETFs, as well as the Adviser’s outlook for the economy and financial markets. The Adviser may change the asset allocation targets and the target investment percentages and may add new Underlying Portfolios and/or Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs. The Adviser may sell a Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities. The following charts describe the current asset allocation targets and target investment percentages among the asset classes and asset categories for the AXA Allocation Portfolios and Charter Allocation Portfolios.

AXA Allocation Portfolios

Asset Class	Conservative Allocation	Conservative-Plus Allocation	Moderate Allocation	Moderate-Plus Allocation	Aggressive Allocation
Percentage of Equity	20%	40%	50%	70%	90%
• Foreign	5%	10%	15%	20%	25%
• Large Cap	10%	20%	20%	30%	40%
• Small/Mid Cap	5%	10%	15%	20%	25%
Percentage of Fixed Income*	80%	60%	50%	30%	10%
• Investment Grade	75%	55%	45%	28%	9%
• High Yield**	5%	5%	5%	2%	1%
*	The target allocation for the investment grade and high yield fixed income asset categories may include securities of both U.S. and foreign issuers.
**	High yield fixed income assets, including high yield bonds, also are known as “junk bonds.”

Charter Allocation Portfolios

Asset Class	Asset Categories and Strategies	CharterSM Multi-Sector Bond Portfolio
Fixed Income	Global Bond	0% - 25%
Fixed Income	High Yield Bond	0% - 25%
Fixed Income	Inflation Linked Securities	0% - 25%
Fixed Income	International Bond	0% - 25%
Fixed Income	Money Market	0% - 15%
Fixed Income	Bank Loans	0% - 15%
Fixed Income	Emerging Markets Debt	0% - 15%
Fixed Income	Floating Rate Securities	0% - 15%
Fixed Income	US Government Bond	0% - 100%
Fixed Income	US Investment Grade Bond	0% - 100%
Fixed Income	US Short Term Investment Grade Bond	0% - 100%

Asset Class	Asset Categories and Strategies	CharterSM Small Cap Growth Portfolio	CharterSM Small Cap Value Portfolio
Equity	Domestic Small Cap Equity	80% - 100%	80% - 100%
Equity	Domestic Micro Cap Equity	0% - 35%	0% - 10%
Equity	Emerging Markets Small Cap	0% - 10%	0% - 10%
Equity	International/Global Small Cap Equity	0% - 20%	0% - 20%

THE PORTFOLIOS AT A GLANCE (cont’d)

Asset Classes	Asset Categories and Strategies	CharterSM Conservative Portfolio	CharterSM Moderate Portfolio	CharterSM Moderate Growth Portfolio	CharterSM Growth Portfolio	CharterSM Aggressive Growth Portfolio
Alternative %		5%	10%	15%	20%	25%
Alternative	Absolute Return/Multi Strategies	0% - 5%	0% - 5%	0% -10%	0% -10%	0% -10%
Alternative	Commodities	0% - 5%	0% - 5%	0% - 10%	0% - 10%	0% - 10%
Alternative	Convertible Securities	0% -15%	0% - 15%	0% - 10%	0% - 10%	0% - 10%
Alternative	Covered Call Writing	0% - 5%	0% - 5%	0% - 10%	0% - 10%	0% - 10%
Alternative	Currency	0% - 5%	0% - 5%	0% - 10%	0% - 10%	0% - 10%
Alternative	Global Infrastructure	0% - 5%	0% - 5%	0% - 10%	0% - 10%	0% - 10%
Alternative	Global Real Estate	0% - 5%	0% - 5%	0% - 10%	0% - 10%	0% - 10%
Alternative	Listed Private Equity	0% - 5%	0% - 5%	0% - 10%	0% - 10%	0% - 10%
Alternative	Long/Short Credit	0% - 5%	0% - 5%	0% - 10%	0% - 10%	0% - 10%
Alternative	Managed Futures	0% - 5%	0% - 5%	0% - 10%	0% - 10%	0% - 10%
Alternative	Merger Arbitrage	0% - 5%	0% - 5%	0% - 10%	0% - 10%	0% - 10%
Alternative	Natural Resources	0% - 5%	0% - 5%	0% - 10%	0% - 10%	0% - 10%
Alternative	Precious and Base Metals	0% - 5%	0% - 5%	0% - 10%	0% - 10%	0% - 10%
Equity %		20%	35%	45%	55%	65%
Equity	Domestic Large Cap Equity	0% -15%	5% -20%	5% -25%	10% -30%	15% -35%
Equity	Domestic Mid Cap Equity	0% -10%	0% -15%	0% -15%	0% -20%	0% - 20%
Equity	Domestic Small Cap Equity	0% -10%	0% -10%	0% -10%	0% - 15%	0% - 15%
Equity	Domestic Micro Cap Equity	0% - 5%	0% - 5%	0% -10%	0% - 10%	0% - 10%
Equity	Emerging Markets Equity	0% - 5%	0% -10%	0% -10%	0% - 10%	0% - 10%
Equity	Emerging Markets Small Cap	0% - 5%	0% - 5%	0% - 5%	0% - 5%	0% - 5%
Equity	Frontier Markets	0% - 5%	0% - 5%	0% -10%	0% - 10%	0% - 10%
Equity	Global Equity	0% - 5%	0% - 5%	0% -10%	0% - 10%	0% - 10%
Equity	International Developed Equity	0% -10%	0% -15%	0% -15%	0% - 20%	0% - 25%
Equity	International/Global Small Cap Equity	0% - 5%	0% -10%	0% -10%	0% - 10%	0% - 10%
Fixed Income %		75%	55%	40%	25%	10%
Fixed Income	Bank Loans	0% -15%	0% -15%	0% -10%	0% - 10%	0% - 5%
Fixed Income	Emerging Markets Debt	0% -15%	0% -15%	0% -10%	0% - 10%	0% - 5%
Fixed Income	Floating Rate Securities	0% -15%	0% -15%	0% -10%	0% - 10%	0% - 5%
Fixed Income	Global Bond	0% -15%	0% -15%	0% -10%	0% - 10%	0% - 5%
Fixed Income	High Yield Bond	0% -15%	0% -15%	0% -10%	0% - 10%	0% - 5%
Fixed Income	Inflation Linked Securities	0% -15%	0% -15%	0% -10%	0% - 10%	0% - 5%
Fixed Income	International Bond	0% -15%	0% -15%	0% -10%	0% - 10%	0% - 5%
Fixed Income	Money Market	0% -15%	0% -15%	0% -10%	0% - 10%	0% - 5%
Fixed Income	US Government Bond	0% -15%	0% -15%	0% -10%	0% - 10%	0% - 5%
Fixed Income	US Investment Grade Bond	0% -15%	0% -15%	0% -10%	0% - 10%	0% - 5%
Fixed Income	US Short Term Investment Grade Bond	0% -15%	0% -15%	0% -10%	0% - 10%	0% - 5%

THE PORTFOLIOS AT A GLANCE (cont’d)

Asset Classes	Asset Categories and Strategies	CharterSM International Moderate Portfolio
Alternative %		10%
Alternative	Currency	0% - 10%
Alternative	Global Infrastructure	0% - 10%
Alternative	Global Real Estate	0% - 15%
Equity %		35%
Equity	Emerging Markets Equity	0% - 10%
Equity	Emerging Markets Small Cap	0% - 10%
Equity	Frontier Markets	0% - 10%
Equity	Global Equity	0% - 10%
Equity	International Developed Equity	5% - 30%
Equity	International Equity Income	0% - 15%
Equity	International/Global Small Cap Equity	0% - 10%
Fixed Income %		55%
Fixed Income	Emerging Markets Debt	0% - 25%
Fixed Income	High Yield Bond	0% - 25%
Fixed Income	Inflation Linked Securities	0% - 25%
Fixed Income	International Bond	5% - 30%

Asset Classes	Asset Categories and Strategies	CharterSM Income Strategies Portfolio	CharterSM Interest Rate Strategies Portfolio	CharterSM Real Assets Portfolio
Alternative %		25%	25%	70%
Alternative	Absolute Return/Multi Strategies	—	0% - 15%	—
Alternative	Commodities	—	—	0% - 25%
Alternative	Convertible Securities	—	0% - 20%	—
Alternative	Covered Call Writing	0% - 10%	0% - 10%	—
Alternative	Currency	—	—	0% - 25%
Alternative	Global Infrastructure	0% - 20%	0% - 15%	0% - 25%
Alternative	Global Real Estate	0% - 20%	0% - 15%	0% - 25%
Alternative	Long/Short Credit	0% - 10%	0% - 15%	—
Alternative	Natural Resources	0% - 20%	0% - 15%	0% - 25%
Alternative	Precious and Base Metals	—	—	0% - 25%
Equity %		25%	25%	—
Equity	Domestic Large Cap Equity	0% - 25%	0% - 20%	—
Equity	Domestic/International Preferred	0% - 15%	—	—
Equity	Global Equity	—	0% - 20%	—
Equity	International Equity Income	0% - 15%	0% - 15%	—

THE PORTFOLIOS AT A GLANCE (cont’d)

Asset Classes	Asset Categories and Strategies	CharterSM Income Strategies Portfolio	CharterSM Interest Rate Strategies Portfolio	CharterSM Real Assets Portfolio
Fixed Income %		50%	50%	30%
Fixed Income	Bank Loans	0% - 10%	0% - 20%	—
Fixed Income	Emerging Markets Debt	0% - 15%	0% - 15%	—
Fixed Income	Floating Rate Securities	0% - 10%	0% - 20%	—
Fixed Income	Global Bond	0% - 10%	0% - 15%	—
Fixed Income	High Yield Bond	0% - 20%	0% - 15%	—
Fixed Income	Inflation Linked Securities	0% - 10%	0% - 20%	15% - 45%
Fixed Income	International Bond	0% - 10%	0% - 15%	—
Fixed Income	Money Market	—	0% - 15%	—
Fixed Income	Unconstrained Bond	—	0% - 15%	—
Fixed Income	US Investment Grade Bond	10% - 40%	0% - 20%	—
Fixed Income	US Short Term Investment Grade Bond	—	0% - 15%	—

Asset Class	Asset Categories and Strategies	CharterSM Alternative 100 Moderate Portfolio
Alternative	Absolute Return/Multi Strategies	0% - 20%
Alternative	Commodities	0% - 20%
Alternative	Convertible Securities	0% - 20%
Alternative	Currency	0% - 20%
Alternative	Global Infrastructure	0% - 20%
Alternative	Global Real Estate	0% - 20%
Alternative	Listed Private Equity	0% - 20%
Alternative	Long/Short Credit	0% - 20%
Alternative	Managed Futures	0% - 20%
Alternative	Merger Arbitrage	0% - 20%
Alternative	Natural Resources	0% - 20%
Alternative	Precious and Base Metals	0% - 20%

A Portfolio may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. An AXA Allocation Portfolio and Target Allocation Portfolio can deviate by up to 15% of its target allocation for each asset class and/or asset category. In addition, with respect to the Target Allocation Portfolios, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more asset classes. A Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the holdings of the Underlying Portfolios and/or Underlying ETFs in which it invests. The Portfolios have adopted certain policies to reduce the likelihood of such an occurrence. First, the Adviser will rebalance a Portfolio’s holdings periodically to bring its asset allocation back into alignment with its asset allocation targets and target investment percentages. Second, the Adviser will not allocate any new investment dollars to any Underlying Portfolio or Underlying ETF that primarily holds securities of a particular asset class or category whose maximum percentage has been exceeded. Third, the Adviser will allocate new investment dollars on a priority basis to Underlying Portfolios or Underlying ETFs that primarily hold securities of a particular asset class or category whose minimum percentage has not been achieved.

An AXA Allocation Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, an AXA Allocation Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the AXA Allocation Portfolio may deviate significantly from its asset allocation targets. Although an AXA Allocation Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the AXA Allocation Portfolio’s overall risk, it may result in periods of underperformance, even during periods when the market is rising.

THE PORTFOLIOS AT A GLANCE (cont’d)

The Portfolios also may, from time to time, hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Adviser and for temporary defensive purposes to respond to adverse market, economic or political conditions. During such times, the Adviser may reduce the equity allocation of an AXA Allocation Portfolio or Target Allocation Portfolio to zero. Should an AXA Allocation Portfolio or Target Allocation Portfolio take such defensive measures, it may be more difficult for the Portfolio to achieve its investment objective. The AXA Allocation Portfolios and Target Allocation Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes. Should a Portfolio take these actions, it may be more difficult for the Portfolio to achieve its investment objective.

In order to give you a better understanding of the types of Underlying Portfolios and Underlying ETFs in which the Portfolios currently may invest, the table below lists the Underlying Portfolios and Underlying ETFs, divided by asset category, based on each Underlying Portfolio’s or Underlying ETF’s primary securities holdings (as described in its prospectus). The Adviser’s selection of Underlying Portfolios and Underlying ETFs may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with a Portfolio, you will also indirectly bear the fees of the Underlying Portfolios and Underlying ETFs, which, in the case of an affiliated Underlying Portfolio, include management and administration fees paid to the Adviser and, in certain instances, advisory fees paid by the Adviser to its affiliates. Where permitted, the Charter Allocation Portfolios will purchase shares of the Underlying Portfolios and Underlying ETFs that are not subject to distribution or service (Rule 12b-1) fees. The AXA Allocation Portfolios and Target Allocation Portfolios will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees. The Underlying Portfolios and Underlying ETFs in which a Portfolio may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval.

THE PORTFOLIOS AT A GLANCE (cont’d)

AXA Allocation Portfolios

Investment Grade Bond

AXA/AB Short Duration Government Bond

EQ/Core Bond Index

EQ/Global Bond PLUS

EQ/Intermediate Government Bond

EQ/Money Market

EQ/PIMCO Global Real Return

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

Multimanager Core Bond

High Yield Bond

1290 VT High Yield Bond

Large Cap Equities

ATM Large Cap Managed Volatility

AXA Large Cap Core Managed Volatility

AXA Large Cap Growth Managed Volatility

AXA Large Cap Value Managed Volatility

AXA/Loomis Sayles Growth

AXA/Mutual Large Cap Equity Managed Volatility

EQ/BlackRock Basic Value Equity

1290 VT Equity Income

EQ/Capital Guardian Research

EQ/Common Stock Index

EQ/Equity 500 Index

1290 VT GAMCO Mergers & Acquisitions

EQ/Invesco Comstock

EQ/JPMorgan Value Opportunities

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

AXA/ClearBridge Large Cap Growth

Multimanager Aggressive Equity

Small/Mid Cap Equities

ATM Mid Cap Managed Volatility

ATM Small Cap Managed Volatility

AXA Mid Cap Value Managed Volatility

AXA/Franklin Small Cap Value Managed Volatility

1290 VT Small Cap Value

1290 VT Micro Cap

AXA/Morgan Stanley Small Cap Growth

AXA/Pacific Global Small Cap Value

AXA/AB Small Cap Growth

1290 VT GAMCO Small Company Value

EQ/Mid Cap Index

AXA/Janus Enterprise

EQ/Small Company Index

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

International Equities

ATM International Managed Volatility

AXA Global Equity Managed Volatility

AXA International Core Managed Volatility

AXA International Value Managed Volatility

AXA/Templeton Global Equity Managed Volatility

EQ/Emerging Markets Equity PLUS

EQ/International Equity Index

EQ/MFS International Growth

EQ/Oppenheimer Global

Charter Allocation Portfolios

Alternative

Absolute Return/Multi-Strategies	Currency	Managed Futures
Eaton Vance Global Macro Absolute Return Fund 1290 VT GAMCO Mergers & Acquisitions Portfolio Franklin K2 Alternative Strategies Fund PowerShares® Multi-Strategy Alternative Portfolio	Eaton Vance Diversified Currency Income Fund PowerShares® DB G10 Currency Harvest Fund	Altegris Managed Futures Strategy Fund AQR Managed Futures Strategy Fund WisdomTree® Managed Futures Strategy Fund

Commodities

Goldman Sachs Commodity Strategy Fund

iShares® MSCI Global Agriculture Producers ETF

iShares® U.S. Oil and Gas Exploration
and Production ETF

PIMCO CommodityRealReturn Strategy Fund®

PowerShares® DB Agriculture Fund

PowerShares® DB Commodity Index Tracking Fund

PowerShares® DB Energy Fund

PowerShares® DB Oil Fund

Convertible Securities

1290 VT Convertible Securities Portfolio

Covered Call Writing

PowerShares® S&P 500 BuyWrite Portfolio

Global Infrastructure

iShares® Emerging Markets Infrastructure ETF

iShares® Global Infrastructure ETF

Global Real Estate

1290 VT Real Estate Portfolio

Listed Private Equity

ALPS/Red Rocks Listed Private Equity Fund

PowerShares® Global Listed Private Equity Portfolio

Long/Short Credit

BlackRock Global Long/Short Credit Fund

Merger Arbitrage

1290 VT GAMCO Mergers & Acquisitions Portfolio

Natural Resources

1290 VT Natural Resources Portfolio

1290 VT Energy Portfolio

Precious and Base Metals

iShares® MSCI Global Gold Miners ETF

PowerShares® DB Base Metals Fund

PowerShares® DB Gold Fund

PowerShares® DB Silver Fund

THE PORTFOLIOS AT A GLANCE (cont’d)

Equity

Domestic/International Preferred iShares® International Preferred Stock ETF iShares® U.S. Preferred Stock ETF

Domestic Small Cap Equity

1290 VT Small Cap Value Portfolio

AXA/Morgan Stanley Small Cap Growth Portfolio

AXA/Pacific Global Small Cap Value Portfolio

AXA/AB Small Cap Growth Portfolio

1290 VT/GAMCO Small Company Value Portfolio

Snow Capital Small Cap Value Fund

Global Equity 1290 VT SmartBeta Equity Portfolio 1290 VT Low Volatility Global Equity Portfolio

Domestic Large Cap Equity

AXA/Loomis Sayles Growth Portfolio

EQ/BlackRock Basic Value Equity Portfolio

1290 VT Equity Income Portfolio

EQ/Capital Guardian Research Portfolio

EQ/Invesco Comstock Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/T. Rowe Price Growth Stock Portfolio

EQ/UBS Growth and Income Portfolio

AXA/Clearbridge Large Cap Growth Portfolio

Domestic Mid Cap Equity

AXA/Janus Enterprise Portfolio

Multimanager Mid Cap Growth Portfolio

Multimanager Mid Cap Value Portfolio

Domestic Micro Cap Equity

1290 VT Micro Cap Portfolio

iShares® Micro-Cap ETF

Emerging Markets Equity

EQ/Emerging Markets Equity PLUS Portfolio

SPDR® S&P® Emerging Markets Dividend ETF

Templeton Developing Markets Trust

Emerging Markets Small Cap

SPDR® S&P® Emerging Markets Small Cap ETF

Templeton Emerging Markets Small Cap Fund

Frontier Markets

iShares® MSCI Frontier 100 ETF

Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio

International Developed Equity

EQ/International Equity Index Portfolio

EQ/MFS International Growth Portfolio

MFS® International Value Fund

International Equity Income

iShares® Emerging Markets Dividend ETF

iShares® International Select Dividend ETF

PowerShares® International Dividend AchieversTM Portfolio

International/Global Small Cap Equity

AXA International Core Managed Volatility Portfolio

iShares® MSCI EAFE Small-Cap ETF

Templeton Global Smaller Companies Fund

Fixed Income

Bank Loans

PowerShares® Senior Loan Portfolio

Emerging Markets Debt

iShares® J.P. Morgan USD Emerging Markets Bond ETF

PIMCO Emerging Markets Bond Fund

Floating Rate Securities

Eaton Vance Floating-Rate Fund

iShares® Floating Rate Bond ETF

SPDR® Bloomberg Barclays Investment Grade Floating Rate ETF

Global Bond

EQ/Global Bond PLUS Portfolio

Templeton Global Bond Fund

High Yield Bond

1290 VT High Yield Bond Portfolio

iShares® Emerging Markets High Yield Bond ETF

iShares® Global ex USD High Yield Corporate Bond ETF

Loomis Sayles Strategic Income Fund

PowerShares® Global Short Term High Yield Bond Portfolio

SPDR® Bloomberg Barclays Short Term High Yield Bond ETF

SPDR® Nuveen S&P High Yield Municipal Bond ETF

Inflation Linked Securities

EQ/PIMCO Global Real Return Portfolio

iShares® International Inflation-Linked Bond ETF

SPDR® DB International Government Inflation-Protected Bond ETF

Vanguard Short-Term Inflation-Protected Securities ETF

International Bond

EQ/Global Bond PLUS Portfolio

iShares® International Treasury Bond ETF

PIMCO Foreign Bond Fund (Unhedged)

SPDR® Bloomberg Barclays International Corporate Bond ETF

Vanguard Total International Bond ETF

Money Market

EQ/Money Market Portfolio

Unconstrained Bond

PIMCO Unconstrained Bond Fund

Government Bond

EQ/Intermediate Government Bond Portfolio

Vanguard Mortgage-Backed Securities ETF

Investment Grade Bond

1290 VT DoubleLine Opportunistic Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

iShares® Aaa-A Rated Corporate Bond ETF

iShares® Baa-Ba Rated Corporate Bond ETF

iShares CMBS ETF

iShares® iBoxx $Investment Grade Corporate Bond ETF

Multimanager Core Bond Portfolio

Short Term Investment Grade Bond

EQ/Core Bond Index Portfolio

EQ/PIMCO Ultra Short Bond Portfolio

EQ/Quality Bond PLUS Portfolio

THE PORTFOLIOS AT A GLANCE (cont’d)

Target Allocation Portfolios

Investment Grade Bond

EQ/Core Bond Index Portfolio

EQ/Global Bond PLUS Portfolio

EQ/PIMCO Global Real Return Portfolio

EQ/PIMCO Ultra Short Bond Portfolio

EQ/Quality Bond PLUS Portfolio

High Yield Bond

1290 VT High Yield Bond Portfolio

International Equities

EQ/Emerging Markets Equity PLUS Portfolio

EQ/MFS International Growth Portfolio

EQ/International Equity Index

Large Cap Equities

EQ/BlackRock Basic Value Equity Portfolio

EQ/Equity 500 Index Portfolio

EQ/T. Rowe Price Growth Stock Portfolio

Multimanager Aggressive Equity Portfolio

Small/Mid Cap Equities

AXA/AB Small Cap Growth Portfolio

1290 VT GAMCO Small Company Value Portfolio

EQ/Small Company Index Portfolio

Multimanager Mid Cap Growth Portfolio

Multimanager Mid Cap Value Portfolio

THE PORTFOLIOS AT A GLANCE (cont’d)

Please note that the Underlying Portfolios managed by FMG LLC (but not the unaffiliated Underlying Portfolios and Underlying ETFs) may already be available directly as an investment option in your Contract and that an investor in any of the Portfolios bears both the expenses of the particular AXA Allocation Portfolio, Charter Allocation Portfolio or Target Allocation Portfolio as well as the indirect expenses associated with the Underlying Portfolios and/or Underlying ETFs. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios and/or Underlying ETFs of an AXA Allocation Portfolio, Charter Allocation Portfolio or Target Allocation Portfolio instead of in the AXA Allocation Portfolio, Charter Allocation Portfolio or Target Allocation Portfolio itself. However, not all of the Underlying Portfolios of an AXA Allocation Portfolio, Charter Allocation Portfolio or Target Allocation Portfolio may be available as an investment option in your Contract and none of the Underlying ETFs are available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios and/or Underlying ETFs would not receive the asset allocation and rebalancing services provided by the Adviser.

MORE ABOUT INVESTMENT STRATEGIES & RISKS

More about Investment Strategies

Changes in Investment Objectives and Investment Strategies

As described in this Prospectus, each Portfolio has its own investment objective(s), policies and strategies. There is no assurance that a Portfolio will achieve its investment objective. The investment objective of each Portfolio may be changed without prior notice or shareholder approval. All investment policies and strategies that are not specifically designated as fundamental also may be changed without prior notice or shareholder approval. In addition, to the extent a Portfolio is new or is undergoing a transition (such as a rebalancing, merger, reorganization, conversion or experiencing large inflows or outflows) or takes a temporary defensive position, it may not be pursuing its investment objective or executing its principal investment strategies.

80% Policies

Each of the following Charter Allocation Portfolios has a policy that it will invest at least 80% of its net assets, plus borrowings for investment purposes, in a particular type of investment connoted by its name, as described in the section of the Prospectus entitled “Investments, Risks, and Performance”: Charter Multi-Sector Bond Portfolio, Charter Real Assets Portfolio, Charter Small Cap Growth Portfolio and Charter Small Cap Value Portfolio. Each such policy is subject to change only upon at least sixty (60) days’ prior notice to shareholders of the affected Portfolio.

Additional Information About the Investment Strategies

The following provides additional information regarding the principal investment strategies of the Portfolios as discussed in “Investments, Risks, and Performance — Principal Investment Strategies of the Portfolio” and provides information regarding additional investment strategies that the Portfolios may employ. Each strategy may apply to all of the Portfolios. The Portfolios also may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see the Portfolios’ Statement of Additional Information (“SAI”).

Securities of Other Investment Companies.  Each Portfolio invests primarily in Underlying Portfolios and/or Underlying ETFs. Accordingly, each Portfolio’s performance depends upon a favorable allocation by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) among the Underlying Portfolios and Underlying ETFs, as applicable, as well as the ability of the Underlying Portfolios and/or Underlying ETFs to generate favorable performance. The Underlying Portfolios are other mutual funds that are managed by the Adviser and sub-advised by one or more investment sub-advisers (“Sub-Adviser”), which may include affiliates of the Adviser, and other investment companies (including open-end and closed-end investment companies) that are managed by investment managers other than the Adviser. ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. A passively-managed ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or Morgan Stanley Capital International (“MSCI”)) selects as representative of a market, market segment, industry sector, country or geographic region. A passively-managed ETF generally holds the same stocks, bonds or other instruments as the index it tracks (or it may hold a representative sample of such instruments). Accordingly, such an ETF is designed so that its performance will correspond closely with that of the index it tracks.

Each Portfolio has target investment percentages (an approximate percentage of such Portfolio’s assets invested in a particular asset category — e.g., commodities, global real estate, domestic large cap equity, international developed equity, emerging markets debt, and inflation linked securities — as represented by the primary holdings, as described in the prospectuses, of the Underlying Portfolios and Underlying ETFs, as applicable).

Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the Investment Company Act of 1940, as amended (“1940 Act”), which prohibit the acquisition of shares of other investment companies in excess of certain limits. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the Portfolios rely to invest in other investment companies in excess of these limits, subject to certain conditions. In addition, many ETFs have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit unaffiliated funds (such as the Portfolios) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. The Portfolios rely on these exemptive orders in investing in ETFs.

U.S. Government Securities.  Each Portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Cash and Short-Term Investments.  Each Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Adviser. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited.

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

Each Portfolio also may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Adviser. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies by the 1940 Act.

Generally, these securities offer less potential for gains than other types of securities.

Non-Traditional (Alternative) Investments.  Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, seeking excess returns that are not tied to traditional investment benchmarks (absolute return); taking both long and short positions in credit-sensitive securities (e.g., long/short credit); holding private securities instead of publicly traded securities (e.g., listed private equity); taking both long and short positions in futures contracts (e.g., managed futures); seeking to benefit from price movements caused by anticipated corporate events, such as mergers, acquisitions, or other special situations (e.g., merger arbitrage); or using derivatives or hedging strategies. This approach also may involve investing in a variety of non-traditional (alternative) strategies (e.g., multi strategies). Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

Portfolio Turnover.  The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Temporary Defensive Investments.  For temporary defensive purposes in response to adverse market, economic, political or other conditions, each Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a Portfolio is invested in these instruments, the Portfolio will not be pursuing its principal investment strategies and may not achieve its investment objective. In addition, each Portfolio may deviate from its asset allocation targets and target investment percentages for defensive purposes.

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks of investing in the Portfolios are discussed below, including the principal risks of the Portfolios as discussed in “Investments, Risks, and Performance — The Principal Risks of Investing in the Portfolio.” However, other factors may also affect each Portfolio’s investment results. There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

Each Charter Allocation Portfolio and AXA Allocation Portfolio follows a distinct set of investment strategies. Each Target Allocation Portfolio follows a similar investment strategy; however, a Target Allocation Portfolio’s allocation among Underlying Portfolios will vary depending on its retirement date, and therefore its exposure to risk will vary. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs , as applicable, that invest in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs, as applicable, that invest in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities, which may include high yield securities. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs, as applicable, that invest in foreign securities, the performance of the portfolio will be subject to the risks of investing in foreign securities.

The Underlying Portfolios and Underlying ETFs have principal investment strategies that come with inherent risks. Certain Underlying Portfolios and Underlying ETFs may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. More information about the Underlying Portfolios and Underlying ETFs is available in the applicable Underlying Portfolio’s or Underlying ETF’s prospectus.

General Risks of the Portfolios and the Underlying Portfolios and Underlying ETFs

Each of the Portfolios and the Underlying Portfolios and Underlying ETFs may be subject to certain general investment risks, as discussed below. In this section, the term “Portfolio” may include a Charter Allocation Portfolio, AXA Allocation Portfolio, Target Allocation Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

Affiliated Portfolio Risk.  In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in allocating a Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios. A Portfolio investing in Underlying Portfolios may from time to time own or control a significant percentage of an Underlying Portfolio’s shares.

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Accordingly, an Underlying Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such a Portfolio. These inflows and outflows may be frequent and could negatively affect an Underlying Portfolio’s and, in turn, a Portfolio’s net asset value and performance and could cause an Underlying Portfolio to purchase or sell securities at a time when it would not normally do so. It would be particularly disadvantageous for an Underlying Portfolio if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. These inflows and outflows also could negatively affect an Underlying Portfolio’s and, in turn, a Portfolio’s ability to meet shareholder redemption requests or could limit an Underlying Portfolio’s and, in turn, a Portfolio’s ability to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. During periods of declining or illiquid markets, the Adviser also may be subject to potential conflicts of interest in selecting shares of Underlying Portfolios for redemption. In addition, these inflows and outflows could increase an Underlying Portfolio’s and, in turn, a Portfolio’s brokerage or other transaction costs, and large-scale outflows could cause an Underlying Portfolio’s and, in turn, a Portfolio’s, actual expenses to increase, or could result in an Underlying Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Underlying Portfolio’s and, in turn, a Portfolio’s expense ratio. Consistent with its fiduciary duties, the Adviser seeks to implement each Portfolio’s and each Underlying Portfolio’s investment program in a manner that is in the best interest of that Portfolio and Underlying Portfolio and that is consistent with its investment objective, policies, and strategies.

Asset Class Risk.  A Portfolio is subject to the risk that the returns from the asset classes, or types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

Cash Management Risk.  Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, a Portfolio may be required to post collateral for the contract, the amount of which may vary. In addition, a Portfolio may maintain cash and cash equivalent positions as part of the Portfolio’s strategy in order to take advantage of investment opportunities as they arise, to manage the Portfolio’s market exposure and for other portfolio management purposes. As such, a Portfolio may maintain cash balances, including foreign currency balances, which may be significant, with counterparties, such as the Trust’s custodian or its affiliates. Maintaining larger cash and cash equivalent positions could negatively affect a Portfolio’s performance due to missed investment opportunities and may also subject a Portfolio to additional risks and costs, such as increased counterparty and credit risk with respect to the custodian bank holding the assets and any fees imposed for large cash balances.

Concentration Risk.   If an Underlying Portfolio or Underlying ETF concentrates in a particular market, industry, group of industries, country, region, group of countries, asset class or sector, that Underlying Portfolio or Underlying ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an Underlying Portfolio or Underlying ETF that concentrates in a single market, industry, group of industries, country, region, group of countries, asset class or sector may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk.   A Portfolio may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to a transaction.

Cybersecurity and Operational Risk.  A Portfolio, its service providers, and third-party fund distribution platforms, and your ability to transact with the Portfolio, may be negatively impacted due to operational risks arising from, among other problems, systems and technology disruptions or failures, or cybersecurity incidents. The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Portfolio or its shareholders. The Adviser, through its monitoring and oversight of Portfolio service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. However, it is not possible for the Adviser, Portfolio service providers, or third-party fund distribution platforms to identify all of the operational risks that may affect the Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Portfolio invests, leading to significant loss of value.

Derivatives Risk.  A derivative instrument is an investment contract, the value of which is linked to (or is derived from), in whole or in part, the value of an underlying asset, reference rate, index or event (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). Derivatives include options, swaps, futures, options on futures, forward contracts and structured securities. Investing in derivatives involves investment techniques and risks different from those associated with traditional securities and may involve increased transaction costs. The successful use of derivatives will usually depend on the Adviser’s or a Sub-Adviser’s ability to accurately forecast movements in the market relating to the underlying asset, reference rate, index or event. If the Adviser or a Sub-Adviser does not predict correctly the direction of securities prices, interest rates and other economic factors, a Portfolio’s derivatives position could lose value. A Portfolio’s investment in derivatives may rise or fall more rapidly in value than other investments and may reduce the Portfolio’s returns. Changes in the value of the derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and a Portfolio could lose more than the principal amount invested. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, the

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risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a Portfolio, especially in abnormal market conditions. The use of derivatives may increase the volatility of a Portfolio’s net asset value. Derivatives may be leveraged such that a small investment can have a significant impact on a Portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. In addition, the possible lack of a liquid secondary market for certain derivatives, and the resulting inability of a Portfolio to sell or otherwise closeout a derivatives position, could expose the Portfolio to losses and could make such derivatives more difficult for the Portfolio to value accurately. Assets segregated to cover these transactions may decline in value and may also become illiquid. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. A Portfolio also could suffer unlimited losses related to its derivatives positions as a result of unanticipated market movements. A Portfolio also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, derivatives traded over-the-counter do not benefit from the protections provided by exchanges in the event that a counterparty is unable to fulfill its contractual obligation. Such over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that a Portfolio holds, any loss generated by the derivative should generally be offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a Portfolio’s hedging transactions will be effective. Also, certain derivative transactions may not be available in all circumstances. There can be no assurance that a Portfolio will engage in derivative transactions to reduce exposure to other risks when that might be beneficial.

The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income a Portfolio realizes from its investments. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. The federal income tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service. There have been numerous recent legislative and regulatory initiatives to implement a new regulatory framework for the derivatives markets. The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” In particular, the Dodd-Frank Act may limit the availability of certain derivatives, may make the use of derivatives by a Portfolio more costly, and may otherwise adversely impact the performance and value of derivatives. Under the Dodd-Frank Act, a Portfolio also may be subject to additional recordkeeping and reporting requirements. Other future regulatory developments may also impact a Portfolio’s ability to invest, or remain invested, in certain derivatives. For example, future regulations may require a Portfolio to comply with specific exposure limitations and may impose additional requirements on the assets used to cover the Portfolio’s derivatives transactions. Legislation or regulation may also change the way in which a Portfolio itself is regulated. There can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment objective.

Futures Contract Risk.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject a Portfolio to leveraging risk.

Index Strategy Risk.  A Portfolio that employs an index strategy generally invests in the securities included in its index or a representative sample of such securities, regardless of market trends, to track the performance of an unmanaged index of securities, whereas actively managed Portfolios typically seek to outperform a benchmark index. Such a Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, a Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of a Portfolio, portfolio transaction costs, changes in the

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securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Insurance Fund Risk.  The Portfolios are available through Contracts offered by insurance company affiliates of the Adviser, and the Portfolios may be used to fund all or a portion of certain benefits and guarantees available under the Contracts. To the extent the assets in a Portfolio are insufficient to fund those benefits and guarantees, the Adviser’s insurance company affiliates might otherwise be obligated to fulfill them out of their own resources. The Adviser may be subject to potential conflicts of interest in connection with providing advice to, or developing strategies and models used to manage, a Portfolio (e.g., with respect to the allocation of assets among Underlying Portfolios or between passively and actively managed portions of a Portfolio and the development and implementation of the models used to manage a Portfolio). The performance of a Portfolio may impact the obligations and financial exposure of the Adviser’s insurance company affiliates under any death benefit, income benefit and other guarantees provided through Contracts that offer the Portfolio as an investment option and the ability of an insurance company affiliate to manage (e.g., through the use of various hedging techniques) the risks associated with these benefits and guarantees. The Adviser’s investment decisions and the design of the Portfolios may be influenced by these factors. For example, the Portfolios or models and strategies may be managed or designed in a manner (e.g., using more conservative or less volatile investment styles, including volatility management strategies) that could reduce potential losses and/or mitigate financial risks to insurance company affiliates that provide the benefits and guarantees and offer the Portfolios as investment options in their products, and also could facilitate such an insurance company’s ability to provide benefits and guarantees under its Contracts, including by making more predictable the costs of the benefits and guarantees and by reducing the regulatory capital needed to provide them. The performance of a Portfolio also may adversely impact the value of Contracts that offer the Portfolio as an investment option and could suppress the value of the benefits and guarantees offered under a Contract. Please refer to your Contract prospectus for more information about any benefits and guarantees offered under the Contract. Consistent with its fiduciary duties, the Adviser seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

Investment Style Risk.  A Portfolio may use a particular style or set of styles, for example, growth, value, momentum or quantitative investing styles, to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. A Portfolio using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such a Portfolio also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Portfolio, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. A Portfolio using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Issuer-Specific Risk.  The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Leveraging Risk.  When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it takes a short position, engages in derivatives transactions, invests collateral from securities loans or borrows money. Leveraged holdings generally require corresponding holdings of cash and cash equivalents, which may impair a Portfolio’s ability to pursue its objectives.

A Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging a Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Portfolio’s investments in derivatives is

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increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that the rise in the value of a Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, a Portfolio may experience losses. In a market where the value of a Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.

Liquidity Risk.  A Portfolio is subject to the risk that certain investments may be difficult or impossible for a Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, which may require a Portfolio to dispose of other investments at unfavorable times or prices to satisfy obligations and may result in a loss or may be costly to the Portfolio. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. Judgment plays a greater role in pricing illiquid investments than it does in pricing investments having more active markets and there is a greater risk that the investments may not be sold for the price at which a Portfolio is carrying them. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. There has generally been less liquidity in the markets worldwide since the financial crisis that began several years ago. A Portfolio may not receive its proceeds from the sale of certain securities for an extended period of time. In October 2016, the SEC adopted Rule 22e-4 under the Investment Company Act, which mandates certain liquidity risk management practices for open-end funds, including the Portfolios, by 2018. The precise impact the rule will have on Portfolios and on the open-end fund industry has not yet been determined, but any related changes may negatively affect a Portfolio’s expenses, yield and return potential.

Market Risk.  A Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Multiple Sub-Adviser Risk.  The Adviser may allocate a Portfolio’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Portfolio’s assets. To a significant extent, a Portfolio’s performance will depend on the success of the Adviser in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. Because each Sub-Adviser manages its allocated portion of the Portfolio independently from another Sub-Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Portfolio’s holdings. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Sub-Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Adviser seeks to allocate a Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s revenues and profits.

New Portfolio Risk.  Certain Portfolios may be relatively new and small with limited operating history. A new Portfolio’s performance may not represent how the Portfolio is expected to or may perform in the long-term and a Portfolio may not be successful in implementing its respective investment strategies. Portfolio performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the Portfolio is fully invested. In addition, investment positions may have a disproportionate impact (negative or positive) on performance in new Portfolios. There can be no assurance that such Portfolios will grow to or maintain an economically viable size, which could result in a Portfolio, including a Portfolio offered by this Prospectus, being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Non-Diversification Risk.   A non-diversified portfolio’s greater investment in a single issuer or a few issuers makes the portfolio

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more susceptible to adverse events impacting those issuers. A decline in the value of or default by a single security in a non-diversified portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Non-Traditional (Alternative) Investment Risk. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in non-traditional (alternative) investments, the Portfolio will be subject to the risks associated with such investments. Non-traditional (alternative) investments use a different approach to investing than do traditional investments (stocks, bonds, and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform in accordance with expectations. Non-traditional (alternative) investments can be highly volatile, are often less liquid, particularly in periods of stress, are generally more complex and less transparent, and may have more complicated tax profiles than traditional investments. In addition, the performance of non-traditional (alternative) investments may be more dependent on the Adviser’s experience and skill than traditional investments. The use of non-traditional (alternative) investments may not achieve the desired effect.

Portfolio Management Risk.  A Portfolio is subject to the risk that strategies used by the investment manager(s) and their securities selections fail to produce the intended results.

Portfolio Turnover Risk.  High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Recent Market Conditions Risk.   The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, continues to affect global economies and financial markets. The crisis and its after-effects have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, including fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, investors in many types of securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have and may continue to experience losses. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Over the past several years and continuing into the present, the U.S. and other governments, as well as the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow economies. The ultimate effect of these efforts is not yet known. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. A change in or withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in the federal tax law. The Dodd-Frank Act initiated a dramatic revision of the U.S. financial regulatory framework that is expected to continue to unfold over several years. As a result, the impact of U.S. financial regulation and the practical implications for market participants may not be fully known for some time. In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The results of the 2016 U.S. presidential election may lead to significant policy changes, which may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent regulation of certain players in the financial markets. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Uncertainty surrounding the sovereign debt of a number of European Union (“EU”) countries and the viability of the EU may disrupt markets in the U.S. and around the world. Additionally, the United Kingdom’s (“UK’s”) intended departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for European markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. If additional countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted.

Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and Europe. Because there is little precedent for this situation, it is difficult to predict the impact of a rate increase on various markets. An increase in interest rates may adversely impact various markets. For example, because investors may buy securities or other investments with borrowed

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money, an increase in interest rates may result in a decline in such borrowing and purchases and thus in a decline in the markets for those investments. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Redemption Risk.   A Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt a Portfolio’s performance.

Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Regulatory Risk.  The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser also is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, and, with respect to Portfolios that employ derivatives investments to a greater extent, serves as a CPO. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs, which may be borne by those Portfolios and may affect their returns.

Repurchase Agreements Risk.  A Portfolio may enter into repurchase agreements under which it purchases a security that a seller has agreed to repurchase from the Portfolio at a later date at the same price plus interest. If a seller defaults and the security declines in value, a Portfolio might incur a loss. If the seller declares bankruptcy, a Portfolio may not be able to sell the security at the desired time.

Risk Management.  The Adviser and Sub-Advisers undertake certain analyses with the intention of identifying particular types of risks and reducing a Portfolio’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate a Portfolio’s exposure to such events; at best, it can only reduce the possibility that the Portfolio will be affected by adverse events, and especially those risks that are not intrinsic to the Portfolio’s investment program. While the prospectus describes material risk factors associated with a Portfolio’s investment program, there is no assurance that as a particular situation unfolds in the markets, the Adviser or Sub-Advisers will identify all of the risks that might affect the Portfolio, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Portfolio’s exposure to them. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

Risks Related to Investments in Underlying Portfolios and Underlying ETFs.  A Portfolio that invests in Underlying Portfolios and Underlying ETFs will indirectly bear fees and expenses paid by those Underlying Portfolios and Underlying ETFs, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend, on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary. The Underlying Portfolios and Underlying ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to sell its investment in an Underlying Portfolio or Underlying ETF at a time and price that is unfavorable to the Portfolio.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. Imperfect correlation between an Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an Underlying ETF’s performance to not match the performance of its index. An Underlying ETF’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development

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respecting an issuer of securities held by the Underlying ETF could result in a greater decline in net asset value than would be the case if the Underlying ETF held all of the securities in the index. To the extent the assets in the Underlying ETF are smaller, these risks will be greater. No ETF fully replicates its index and an Underlying ETF may hold securities not included in its index. Therefore, there is a risk that the investment strategy of the Underlying ETF manager may not produce the intended results. Moreover, there is the risk that an Underlying ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the Underlying ETFs could be substantially and adversely affected. In addition, because Underlying ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an Underlying ETF may be different from the net asset value of such ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Sector Risk. To the extent a Portfolio invests more heavily in one sector, industry, or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect that sector, industry, or sub-sector. An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Portfolio’s performance could also be affected if the sector, industry, or sub-sector does not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Securities Lending Risk.  For purposes of realizing additional income, Portfolios may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.

Securities Selection Risk.  The securities selected for a Portfolio may not perform as well as other securities that were not selected for a Portfolio. As a result, a Portfolio may underperform the markets, its benchmark index(es) or other funds with the same objective or in the same asset class.

Short Position Risk.  A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could increase losses or reduce gains. Short sales involve greater reliance on an investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because a Portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, a Portfolio could be deemed to be employing a form of leverage, which creates special risks. A Portfolio’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Portfolio’s overall potential for loss more than it would be without the use of leverage. Market factors may prevent a Portfolio from closing out a short position at the most desirable time or at a favorable price. In addition, a lender of securities may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice. If this happens, the Portfolio may have to buy the securities sold short at an unfavorable price. When a Portfolio is selling stocks short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, a Portfolio may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit a Portfolio’s ability to pursue other opportunities as they arise.

Sub-Adviser Selection Risk.  A Portfolio is subject to the risk that the Adviser’s process for selecting or replacing a Sub-Adviser and its decision to select or replace a Sub-Adviser does not produce the intended results.

Target Date Risk.  A Target Allocation Portfolio does not provide guaranteed income or payouts to an investor at or after the target year. An investment in a Target Allocation Portfolio will not ensure

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that an investor will have assets sufficient to cover retirement expenses, or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Portfolio’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in a Target Allocation Portfolio, the length of time the investment was held, and the Portfolio’s returns over time.

Tax Risk.  A Portfolio is subject to the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements and commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Portfolio’s taxable income or gains and distributions.

Volatility Management Risk.  An AXA Allocation Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that employ various volatility management techniques, including the use of futures and options to manage equity exposure. Although these actions are intended to reduce the overall risk of investing in an AXA Allocation Portfolio, they may not work as intended and may result in losses by an AXA Allocation Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high. Volatility is a statistical measure of the magnitude of changes in a portfolio’s returns, without regard to the direction of those changes. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The success of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the success of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques (such as options and futures transactions) in an efficient manner. In addition, because market conditions change, sometimes rapidly and unpredictably, the success of the volatility management strategy will be subject to the Adviser’s ability to execute the strategy in a timely manner. Moreover, volatility management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between the relevant market index and the metrics that the Adviser uses to measure market volatility. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s investments. Any one or more of these factors may prevent the Underlying Portfolio from achieving the intended volatility management or could cause the Underlying Portfolio, and in turn, the AXA Allocation Portfolio, to underperform or experience losses (some of which may be sudden) or volatility for any particular period that may be higher or lower than intended. In addition, the use of volatility management techniques may not protect against market declines and may limit the Underlying Portfolio’s, and thus the AXA Allocation Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forego some of the returns that can be associated with periods of rising equity values. The Underlying Portfolio’s performance, and therefore the AXA Allocation Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used. In addition, volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Underlying Portfolios as an investment option in their products.

Risks of Equity Investments

Each Portfolio may invest a portion of its assets in Underlying Portfolios and/or Underlying ETFs that emphasize investments in equity securities or other equity instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities and other equity instruments.

In general, the performance of the AXA Aggressive Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Moderate Allocation Portfolio will be subject to the risks of investing in equity securities to a greater extent than that of the AXA Conservative Allocation Portfolio and AXA Conservative-Plus Allocation Portfolios. In general, the performance of the Target Allocation Portfolios with later retirement dates, such as the Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio, will be subject to the risk of investing in equity securities to a greater extent that the Target Allocation Portfolios with earlier retirement dates.

The risks of investing in equity securities or other equity instruments may include:

Convertible Securities Risk.  The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security tends to perform

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more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security generally is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent a Portfolio invests in convertible securities, it will be subject to the risks of investing in these companies. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies. Convertible securities are normally “junior” securities which means an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Portfolio could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. To the extent a Portfolio invests in securities that may be considered “enhanced” convertible securities, some or all of these risks may be more pronounced.

Dividend Risk. Dividends received on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which a Portfolio invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. A portion of the distributions that a Portfolio receives may be a return of capital.

Equity Risk.  In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Equity securities generally have greater price volatility than fixed-income securities.

Exchange-Traded Funds Risk.  A Portfolio’s shareholders will indirectly bear fees and expenses paid by the Underlying ETFs, in addition to the Portfolio’s direct fees and expenses. The cost of investing in a Portfolio, therefore, may be higher than the cost of investing in a mutual fund that exclusively invests directly in individual stocks and bonds. In addition, a Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. A Portfolio is also subject to the risks associated with the securities or other investments in which the ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The extent to which the investment performance and risks associated with a Portfolio correlate to those of a particular ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the ETF, which will vary. ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to sell its investment in an ETF at a time and price that is unfavorable to the Portfolio. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance not to match the performance of its index. An ETF’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development respecting an issuer of securities held by the ETF could result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the index. To the extent the assets in the ETF are smaller, these risks will be greater. No ETF fully replicates its index and an ETF may hold securities not included in its index. Therefore, there is a risk that the investment strategy of the ETF manager may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETFs could be substantially and adversely affected. In addition, because ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

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Financial Services Sector Risk.  To the extent a Portfolio invests in the financial services sector, the value of the Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

Focused Portfolio Risk.   A Portfolio that employs a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, sector or geographic region including a Portfolio that is classified as “non-diversified,” may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. Further, such a Portfolio may be more sensitive to events affecting a single industry, sector or geographic region. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a Portfolio that is more broadly invested.

Headline Risk.   A Portfolio seeks to acquire companies with durable business models that can be purchased at attractive valuations relative to what the Portfolio’s Sub-Adviser believes to be the companies’ intrinsic values. Sub-Advisers may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s public filings may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may occur that threaten the company’s future. While Sub-Advisers research companies subject to such contingencies, a Sub-Adviser cannot be correct every time, and the company’s stock may never recover or may become worthless.

Initial Public Offering (“IPO”) Risk.  Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. Therefore, a Portfolio may hold IPO shares for a very short period of time. At times, a Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, if, for example, only a small portion of the securities being offered in an IPO are made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Portfolios to which IPO securities are allocated increases, the number of securities issued to any one Portfolio may decrease. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. The impact of IPOs on a Portfolio’s performance will likely decrease as the Portfolio’s asset size increases, which could reduce the Portfolio’s returns. There is no guarantee that as a Portfolio’s assets grow it will continue to experience substantially similar performance by investing in profitable IPOs.

Large-Cap Company Risk.  Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing more heavily in one market capitalization category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.

Listed Private Equity Company Risk.   Listed private equity companies include publicly traded vehicles whose purpose is to invest in privately held companies. Generally, little public information exists for privately held companies, and there is a risk that investors may not be able to make a fully informed investment decision. Investing in less mature privately held companies involves greater risk than investing in well-established, publicly-traded companies.

Mid-Cap, Small-Cap and Micro-Cap Company Risk.  A Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Mid-, small- and micro-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-, small- and micro-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in mid-, small- and micro-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small- and micro-cap companies than for mid-cap companies. Investing more heavily in one market cap category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.

Real Estate Investing Risk.  Real estate-related investments may decline in value as a result of factors affecting the overall real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and

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characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax law changes, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. Real Estate Investment Trusts (“REITs”) generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Operating REITs requires specialized management skills, and a Portfolio that invests in REITs indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. Domestic REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass-through of net investment income and net realized gains. Failure to meet these requirements may have adverse consequences on an investing Portfolio. Similar treatment may also apply to REIT-like entities under the laws of the countries in which they were formed. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Special Situations Risk.  A Portfolio may seek to benefit from “special situations,” such as acquisitions, mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or an acquisition, a merger, consolidation, liquidation, restructuring, bankruptcy or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of the transaction. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that a Sub-Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that a Sub-Adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes longer time to close than a Sub-Adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return. In some circumstances, the securities purchased may be illiquid making it difficult for the Portfolio to dispose of them at an advantageous price.

Unseasoned Companies Risk.  Unseasoned companies are companies that have been in operation less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Risks of Fixed Income Investments

Each Portfolio may invest a portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in debt securities or other debt instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds or other debt instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed and asset-backed securities, securities issued by the U.S. government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments and are limited as described in each Underlying Portfolio’s or Underlying ETF’s investment strategies. In addition to bonds, debt securities also include money market instruments.

In general, the performance of the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio and AXA Moderate Allocation Portfolio will be subject to the risks of investing in fixed income securities to a greater extent than that of the AXA Aggressive Allocation Portfolio and AXA Moderate-Plus Allocation Portfolios. In general, the performance of the Target Allocation Portfolios with earlier retirement dates, such as the Target 2015 Allocation Portfolio and Target 2025 Allocation Portfolio, will be subject to the risk of investing in fixed income securities to a greater extent that the Target Allocation Portfolios with later retirement dates.

The risks of investing in fixed income securities or other fixed income instruments may include:

Banking Industry Sector Risk.  To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

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Credit Risk.  A Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security held by a Portfolio may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. When a fixed-income security is not rated, an investment manager may have to assess the risk of the security itself. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default. U.S. government securities held by a Portfolio are supported by varying degrees of credit, and their value may fluctuate in response to political, market or economic developments. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a Portfolio owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities or to shares of the Portfolio.

Distressed Companies Risk.   A Portfolio may invest in distressed debt securities, including loans, bonds and notes, many of which are not publicly traded and may involve a substantial degree of risk. Debt obligations of distressed companies typically are unrated, lower-rated, or close to default. Distressed debt securities include securities of companies that are in financial distress and that may be in or about to enter bankruptcy. In certain periods, there may be little or no liquidity in the markets for these securities. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be difficult to obtain financial information regarding the financial condition of a borrower or issuer, and its financial condition may change rapidly. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normal. A Portfolio may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Portfolio’s original investment. The purchase of defaulted debt securities involves risks such as the possibility of complete loss of the investment where the issuer does not restructure to enable it to resume principal and interest payments. If the issuer of a security held by a Portfolio defaults, the Portfolio may experience significant losses on the security, which may lower the Portfolio’s net asset value. Securities tend to lose much of their value before the issuer defaults. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Floating Rate Loan Risk.  Floating rate loans generally are subject to restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Inflation-Indexed Bonds Risk.  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, a Portfolio may have no income at all from such investments.

Interest Rate Risk.  A Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. During periods of falling interest rates, an issuer of a callable bond may “call” or repay a security before its stated maturity and a Portfolio may have to reinvest the proceeds at lower interest rates, resulting in a decline in Portfolio income. Conversely, when interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall. Inflation-indexed bonds decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses

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than other fixed income securities with similar durations. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally decline. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When a Portfolio holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Portfolio’s shares. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. Changes in government monetary policy, including changes in federal tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. However, there can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, or that any such policy will have the desired effect on interest rates. As of the date of this Prospectus, interest rates in the United States are near historic lows but may rise significantly and rapidly, potentially resulting in losses to a Portfolio. During periods of very low or negative interest rates, a Portfolio may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent a Portfolio is exposed to such interest rates.

Inverse Floaters Risk.  Inverse floaters are fixed income securities with a floating or variable rate of interest (i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals). Inverse floaters have interest rates that tend to move in the opposite direction as the specified market rates or indices and may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Investment Grade Securities Risk.  Debt securities generally are rated by national bond ratings agencies. A Portfolio considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch, or Baa or higher by Moody’s or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics and may possess certain speculative characteristics.

Loan Risk.  Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and a Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of a Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. In addition, liquidity risk may be more pronounced for a Portfolio investing in loans because certain loans may have a more limited secondary market. These loans may be difficult to value. Loan interests may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force a Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions.

A Portfolio’s investments in loans are subject to the risk that the Portfolio will not receive payment of interest, principal and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Fully secured loans offer a Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of a secured loan’s collateral could satisfy the borrower’s obligation or that the collateral could be readily liquidated. In addition, a Portfolio’s access to collateral may be limited by bankruptcy or other insolvency laws. In the event of a default, a Portfolio may not recover its principal, may experience a substantial delay in recovering its investment and may not receive interest during the delay. Unsecured loans are subject to a greater risk of default than secured loans, especially during periods of deteriorating economic conditions. Unsecured loans also have a greater risk of nonpayment in the event of a default than secured loans since there is no recourse for the lender to collateral. Loans in which a Portfolio may invest may be made to finance highly leveraged corporate transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan interests may be

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unrated, and a Portfolio’s Sub-Adviser may be required to rely exclusively on its own analysis of the borrower in determining whether to acquire, or to continue to hold, a loan. Loans may not be considered “securities,” and purchasers, such as a Portfolio, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. To the extent that a Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

Money Market Risk.  Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission has adopted extensive changes to the rules that govern money market funds, which became effective in October 2016. These amendments affect the manner in which money market funds are structured and operated, and may impact a money market fund’s expenses, returns and liquidity. The full impact of the amendments may not be known for some time.

Mortgage-Backed and Asset-Backed Securities Risk.  A Portfolio is subject to the risk that the principal on mortgage- and asset-backed securities held by a Portfolio may be prepaid, which generally will reduce the yield and market value of these securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. An increased rate of prepayments on a Portfolio’s mortgage-backed and asset-backed securities will result in an unforeseen loss of interest income to a Portfolio as the Portfolio may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed and asset-backed securities do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. This is known as extension risk. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, to the extent a Portfolio holds these types of securities, it may experience additional volatility and losses. Moreover, declines in the credit quality of and defaults by the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Portfolio. If a Portfolio purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. Moreover, instability in the markets for mortgage- and asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Non-Investment Grade Securities Risk.  Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch, or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of lower-rated debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and the reliance on credit ratings may present additional risks. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s net asset

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value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. If the issuer of a security is in default with respect to interest or principal payments, a Portfolio may lose its entire investment. Because of the risks involved in investing in below investment grade securities, an investment in a Portfolio that invests substantially in such securities should be considered speculative. “Junk bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Prepayment and Extension Risks.  Prepayment risk is the risk that the principal on securities held by a Portfolio may be paid off by the issuer more quickly than originally anticipated, and the Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Extension risk is the risk that the principal on securities held by a Portfolio may be paid off by the issuer more slowly than originally anticipated. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

Sovereign Debt Risk.   Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt for a variety of reasons including, for example, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. In addition, there are generally no bankruptcy proceedings similar to those in the U.S. by which defaulted sovereign debt obligations may be collected and there may be few or no effective legal remedies for collecting on such debt. Sovereign debt risk is increased for emerging market issuers. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Unrated Debt Securities Risk.  Unrated debt securities determined by the investment manager to be of comparable quality to rated securities may be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers.

Zero Coupon and Pay-in-Kind Securities Risk.  A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

Each Portfolio may invest a varying portion of its assets in Underlying Portfolios and Underlying ETFs, as applicable that invest primarily in foreign securities or other foreign instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities or other foreign instruments.

The following is a more detailed description of the primary risks of investing in foreign securities:

Foreign Securities Risk.  Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investing in U.S. securities. The economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Over a given period of time, foreign securities may underperform U.S. securities —sometimes for years. A Portfolio could also underperform if it invests in countries or regions whose economic performance falls short. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision and regulation than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities. Securities issued by U.S. entities with substantial foreign operations can involve risks relating to conditions in foreign countries. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries, which could adversely affect the value of a Portfolio’s investments.

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Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

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Depositary Receipts Risk — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

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Emerging Markets Risk — Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets, and investments in these countries are more susceptible to loss than investments in developed markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant adverse developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private companies. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging markets country or could lose the entire value of its investment in the affected market. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Portfolio. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures which could result in ownership registration being completely lost. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, and higher custodial costs. A Portfolio may not know the identity of trading counterparties, which may increase the possibility of the Portfolio not receiving payment or delivery of securities in a transaction. Emerging market countries also may be subject to high inflation and rapid currency devaluations and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries. Investments in frontier markets may be subject to greater levels of these risks than investments in more developed and traditional emerging markets.

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European Economic Risk — The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires Eurozone countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country and their economic partners. The economies of EU member countries and their trading partners may be adversely affected by changes in the exchange rate of the euro (the common currency of the EU), changes in EU or governmental regulations on trade and other areas, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact a Portfolio’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries and economic downturns. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have unintended consequences. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country and their economic partners. In June 2016, the United Kingdom (the “UK”) voted to withdraw from the EU, commonly referred to as “Brexit.” The impact of Brexit is so far uncertain. The effect on the UK’s economy will likely depend on the nature of trade relations with the EU following its exit, a matter to be negotiated. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the UK and European economies, as well as the broader global economy for some time. Additional EU members could decide to abandon the euro and also withdraw from the EU, which could adversely affect the value of a Portfolio’s investments.

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Frontier Markets Risk — Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid and, as a result, may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities. Economic, political, liquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

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Geographic Concentration Risk — A Portfolio that invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

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International Fair Value Pricing Risk — An Underlying Portfolio or Underlying ETF that invests in foreign securities is subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the Underlying Portfolio’s or Underlying ETF’s net asset value is determined. If such arbitrage attempts are successful, the Underlying Portfolio’s or Underlying ETF’s net asset value might be diluted. An Underlying Portfolio’s or Underlying ETF’s use of fair value pricing in certain circumstances (by adjusting the closing market prices of foreign securities to reflect what the Underlying Portfolio’s or Underlying ETF’s board of trustees believes to be their fair value) may help deter such arbitrage activities. The effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced by another method that the Underlying Portfolio’s or Underlying ETF’s board of trustees believes reflects fair value. As such, fair value pricing is based on subjective judgment and it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that use of fair value pricing will limit an investment sub-adviser’s ability to implement an Underlying Portfolio’s or Underlying ETF’s investment strategy (e.g., reducing the volatility of the Underlying Portfolio’s share price) or achieve its investment objective.

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Political/Economic Risk — Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

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Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the U.S. and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for a Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

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Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

•	Transaction Costs Risk — The costs of buying and selling foreign securities, including taxes, brokerage and custody costs, generally are higher than those involving domestic transactions.

Other Investment Risks

The following is a description of certain other investment risks.

Commodity Risk.  Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in exchange rates, domestic or foreign interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease and embargoes, tariffs and other regulatory developments. The frequency, duration and magnitude of such changes cannot be predicted. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and

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may be controlled by a small number of producers. As a result, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices. No active trading market may exist for certain commodities investments, which may impair the ability of the Portfolio to sell or realize the full value of such investments in the event of the need to liquidate such investments. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of a commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The value of these instruments will rise or fall in response to changes in the underlying commodity or related index of investment. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may adversely affect the Portfolio’s performance. Although investments in commodities may move in different directions than traditional equity securities and debt instruments, when the value of those traditional investments is declining due to adverse economic conditions, there is no guarantee that commodities will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of traditional equity securities and debt instruments.

Energy Sector Risk.  The energy sector is cyclical and highly dependent on commodities prices and the market values of companies in the energy sector could be adversely affected by, among other factors, the levels and volatility of global energy prices, commodity price volatility, energy supply and demand, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on and the success of exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments, tax treatment and labor relations. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies may also operate in or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife and natural disasters. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact to the Portfolio’s holdings and the performance of the Portfolio. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

Infrastructure Sector Risk.  Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations. There is also the risk that corruption may negatively affect publicly funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

Infrastructure issuers can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products. In addition, infrastructure companies may be adversely affected by government regulation or world events (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social or labor unrest, or violence) in the regions in which the companies operate. Infrastructure companies may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. In addition, the failure of an infrastructure company to carry adequate insurance or to operate its assets appropriately could lead to significant losses. Infrastructure companies may be adversely affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts. Infrastructure-related securities may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

Natural Resources Sector Risk.  The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for,

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

Oil and Gas Sector Risk.  The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration and production spending. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Companies in the oil and gas sector may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, and world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). As a result, the value of these companies may fluctuate widely. Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs

The following is additional information regarding certain of the Underlying Portfolios and Underlying ETFs. If you would like more information about the Underlying Portfolios and Underlying ETFs, their Prospectuses and Statements of Additional Information are available by contacting your financial professional or, with respect to the affiliated Underlying Portfolios, by accessing the documents online at www.axa-equitablefunds.com or contacting the affiliated Underlying Portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) may add new Underlying Portfolios and Underlying ETFs or replace existing Underlying Portfolios and Underlying ETFs without notice or shareholder approval. The Adviser’s selection of Underlying Portfolios and Underlying ETFs may have a positive or negative impact on its revenues and/or profits. The information below is derived from disclosures contained in each Underlying Portfolio’s and Underlying ETF’s Prospectus. With respect to the unaffiliated Underlying Portfolios and Underlying ETFs, the Adviser makes no representations regarding the accuracy or completeness of this information.

Alternative

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ABSOLUTE RETURN/MULTI STRATEGIES
Eaton Vance Global Macro Absolute Return Fund	Seeks total return.	The Fund invests in securities, derivatives and other instruments to establish long and short investment exposures around the world. The Fund’s long and short investments primarily are sovereign exposures, including currencies, interest rates and debt instruments issued or guaranteed by sovereign entities. The Fund employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed.

•  Absolute Return Strategy Risk

•  Foreign and Emerging Market Investment Risk

•  Market Risk

•  Derivatives Risk

•  Leveraged Transactions Risk

•  Commodity-Related Investments Risk

•  Subsidiary Risk

•  Tax Risk

•  Credit Risk

•  Lower Rated Investments Risk

•  Geographic Risk

•  Short Sale Risk

•  Interest Rate Risk

•  Repurchase Agreements and Reverse Repurchase Agreements Risk

•  Equity Investing Risk

•  Securities Lending Risk

•  Issuer Diversification Risk

•  Active Management Risk

•  General Fund Investing Risks

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Franklin K2 Alternative Strategies Fund	Seeks capital appreciation with lower volatility relative to the broad equity markets.	The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or “alternative” strategies, including, but not limited to, some or all of the following strategies: Long Short Equity, Relative Value, Event Driven and Global Macro. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities (which may include common stocks, preferred stocks and convertible securities) and debt securities (which may include bonds, notes, debentures, banker’s acceptances and commercial paper).

•  Convertible Securities Risk

•  Credit Risk

•  Currency Management Strategies Risk

•  Derivative Instruments Risk

•  Event Driven Investments Risk

•  Foreign Securities Risk

•  High-Yield Debt Securities Risk

•  Interest Rate Risk

•  Liquidity Risk

•  Management and Asset Allocation Risk

•  Market Risk

•  Multi-Manager Approach Risk

•  Portfolio Turnover Risk

•  Short Sales Risk

1290 VT GAMCO Mergers & Acquisitions Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests primarily in arbitrage opportunities by investing in equity securities of companies that are involved in publically announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate re-organizations and in equity securities of companies that the Sub-Adviser believes are likely acquisition targets within 12 to 18 months. The Portfolio may hold a significant portion of its assets in cash or cash equivalents in anticipation of arbitrage opportunities.

•  Credit Risk

•  Currency Risk

•  Emerging Markets Risk

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Large-Cap Company Risk

•  Mid-Cap and Small-Cap Company Risk

•  Money Market Risk

•  Portfolio Turnover Risk

•  Preferred Stock Risk

•  Securities Lending Risk

•  Special Situations Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
PowerShares Multi-Strategy Alternative Portfolio	Seeks a positive total return that has a low correlation to the broader securities markets.	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of equity securities, financial futures contracts, forward currency contracts and other securities. Invesco Advisers, Inc., the sub-adviser to the Fund, selects investments for inclusion in the Fund’s portfolio with reference to the components of the Morgan Stanley Multi-Strategy Alternative Index (“Benchmark”) through a quantitative process that seeks to exceed the Benchmark’s performance. The Benchmark was developed by Morgan Stanley & Co., LLC and includes a combination of quantitative, rules-based strategies aimed to capture non-traditional risk premia across equities, rates, currencies and volatility markets.

•  Management Risk

•  Investment Strategy Risk

•  Futures Contract Risk

•  Counterparty Risk

•  Liquidity Risk

•  Foreign Exchange Risk

•  Hedging Risk

•  Diversification of Strategies Risk

•  Short Sales Risk

•  Leverage Risk

•  Collateral Securities Risk

•  Interest Rate Risk

•  Currency Risk

•  Valuation Risk

•  Equity Risk

•  Risk of Investing in Investment Companies

•  Cash Transaction Risk

•  Tax Risk

•  Non-Diversified Fund Risk

•  Portfolio Turnover Risk

•  Market Risk

•  Market Trading Risk

•  Small and Medium Capitalization Company Risk

•  Investment Risk

•  Commodity Pool Risk

COMMODITIES
Goldman Sachs Commodity Strategy Fund	Seeks long-term total return.	The Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “CSF Subsidiary”). The Fund seeks to provide exposure to the commodities markets and returns that correspond to the performance of the S&P GSCI® Total Return Index (formerly the Goldman Sachs Commodity Index) or other similar indices by investing, through the CSF Subsidiary, in commodity-linked investments.

•  Absence of Regulation Risk

•  Commodity Sector Risk

•  Credit/Default Risk

•  Derivatives Risk

•  Expenses Risk

•  Foreign and Emerging Countries Risk

•  Large Shareholder Transactions Risk

•  Leverage Risk

•  Liquidity Risk

•  Mortgage-Backed and Other Asset-Backed Securities Risk

•  Non-Diversification Risk

•  Portfolio Turnover Rate Risk

•  Subsidiary Risk

•  Swaps Risk

•  Tax Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Global Agriculture Producers ETF	Seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture.	The Fund generally invests at least 90% of its assets in securities of the MSCI ACWI Select Agriculture Producers Investable Market Index or in depositary receipts representing securities in that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Agricultural Production Industry Risk

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Capital Goods Industry Group Risk

•  Commodity Risk

•  Concentration Risk

•  Consumer Staples Sector Risk

•  Currency Risk

•  Custody Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Materials Sector Risk

•  National Closed Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in Russia

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® U.S. Oil and Gas Exploration and Production ETF	Seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector.	The Fund generally invests at least 90% of its assets in securities of the Dow Jones U.S. Select Oil Exploration & Production Index and in depositary receipts representing securities in that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Equity Securities Risk

•  Index-Related Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Oil and Gas Industry Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

PIMCO Commodity Real Return Strategy Fund®	Seeks maximum real return, consistent with prudent investment management.	The Fund invests under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands.

•  Interest Rate Risk

•  Call Risk

•  Credit Risk

•  High Yield Risk

•  Market Risk

•  Issuer Risk

•  Liquidity Risk

•  Derivatives Risk

•  Commodity Risk

•  Equity Risk

•  Mortgage-Related and Other Asset-Backed Securities Risk

•  Foreign (Non-U.S.) Investment Risk

•  Emerging Markets Risk

•  Sovereign Debt Risk

•  Currency Risk

•  Leveraging Risk

•  Management Risk

•  Tax Risk

•  Subsidiary Risk

•  Short Sale Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
PowerShares® DB Agriculture Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Diversified Agriculture Index Excess ReturnTM over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over its expenses.	The Fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Diversified Agriculture Index Excess Return™, which is comprised of one or more underlying commodities and is intended to reflect the agricultural sector.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

PowerShares® DB Commodity Index Tracking Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Diversified Commodity Index Excess ReturnTM over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the Fund.	The Fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Diversified Commodity Index Excess Return™, which is intended to reflect the change in market value of certain commodities.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

PowerShares® DB Energy Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Energy Index Excess ReturnTM over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the Fund.	The Fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Energy Index Excess Return, which is intended to reflect the energy sector.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
PowerShares® DB Oil Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Crude Oil Index Excess Return™ over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the Fund.	The Fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Crude Oil Index Excess Return, which is intended to reflect the changes in the market value of crude oil.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

CONVERTIBLE SECURITIES
1290 VT Convertible Securities Portfolio	Seeks a high level of total return.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities. The Portfolio’s assets normally are allocated between two portions; one portion is actively managed (“Active Allocated Portion”), and the other portion invests in ETFs that are passively managed and that meet the investment objective of the Portfolio (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 70% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 30% of the Portfolio’s net assets. These percentages can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Mid-Cap and Small-Cap Company Risk

•  Non-Investment Grade Securities Risk

•  Portfolio Turnover Risk

•  Privately Placed and Restricted Securities Risk

•  Securities Lending Risk

COVERED CALL WRITING
PowerShares® S&P 500 BuyWrite Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the CBOE S&P 500 BuyWrite Index™.	The Fund generally will invest at least 90% of its total assets in securities that comprise the CBOE S&P 500 BuyWrite Index and will write (sell) call options thereon. The CBOE S&P 500 BuyWrite Index measures total returns of a theoretical portfolio that includes S&P 500 Index stocks on which S&P 500 Index call options are written (sold) systematically against the portfolio through a “buy-write” strategy.

•  Writing Covered Call Option Risk

•  U.S. Federal Income Tax Risk

•  Equity Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Market Risk

•  Market Trading Risk

•  Issuer-Specific Changes

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
CURRENCY
Eaton Vance Diversified Currency Income Fund	Seeks total return.	The Fund invests in securities, derivatives and other instruments to establish exposure in both developed and emerging markets. Total return is defined as income plus capital appreciation. The Fund invests at least 80% of net assets (plus any borrowings for investment purposes) in (i) securities denominated in foreign currencies, (ii) fixed income instruments issued by foreign entities or sovereign nations, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations.

•  Currency Risk

•  Foreign and Emerging Market Investment Risk

•  Market Risk

•  Derivatives Risk

•  Leveraged Transactions Risk

•  Credit Risk

•  Lower Rated Investments Risk

•  Geographic Risk

•  Short Sale Risk

•  Interest Rate Risk

•  Repurchase Agreements and Reverse Repurchase Agreements Risk

•  Equity Investing Risk

•  Securities Lending Risk

•  Active Management Risk

•  General Fund Investing Risks

PowerShares® DB G10 Currency Harvest Fund	Seeks to track changes, whether positive or negative, in the level of the Deutsche Bank G10 Currency Future Harvest Index® — Excess Return, over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over its expenses.	The Fund trades exchange-traded futures on the currencies comprising the Deutsche Bank G10 Currency Future Harvest Index® — Excess Return. The Fund also earns interest income from United States Treasury and other high credit quality short-term fixed income securities.	• Currency Risk • Exchange Traded Funds Risk • General Investment Risks • Liquidity Risk • Market Trading Risk • Non-Correlation Risk • Index Risk • Not a Registered Investment Company

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
GLOBAL INFRASTRUCTURE
iShares® Emerging Markets Infrastructure ETF	Seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry.	The Fund generally invests at least 90% of its assets in the component securities of the S&P Emerging Markets Infrastructure Index™ and in depositary receipts representing securities of that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Infrastructure Industry Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Oil and Gas Industry Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in China

•  Risk of Investing in Emerging Markets

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Transportation Industry Group Risk

•  Utilities Sector Risk

•  Valuation Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Global Infrastructure ETF	Seeks to track the investment results of an index composed of developed market equities in the infrastructure industry.	The Fund generally invests at least 90% of its assets in securities of the S&P Global Infrastructure Index™ and in depositary receipts representing securities of that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Infrastructure Industry Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-U.S. Securities Risk

•  Passive Investment Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in the U.S.

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Transportation Industry Group Risk

•  Utilities Sector Risk

•  Valuation Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
GLOBAL REAL ESTATE
1290 VT Real Estate Portfolio	Seeks to provide long-term capital appreciation and current income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including REITs, and derivative instruments that provide exposure to the real estate industry. The Portfolio also may invest in preferred stocks as well as convertible securities of issuers in real estate-related industries, which have the potential to generate capital appreciation and/or income. The Portfolio retains the ability to invest in real estate companies of any market capitalization. The Portfolio seeks to track the performance (before fees and expenses) of the FTSE EPRA/NAREIT Developed Index with minimal tracking error.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Index Strategy Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Mid-Cap and Small-Cap Company Risk

•  Preferred Stock Risk

•  Real Estate Investing Risk

•  Sector Risk

•  Securities Lending Risk

LISTED PRIVATE EQUITY
ALPS/Red Rocks Listed Private Equity Fund	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.	The Fund will invest at least 80% of its net assets in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”) and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies.	• Equity Securities Risk • Managed Portfolio Risk • Private Equity Risk • Industry Risk • Non-U.S. Securities Risk • Emerging Markets Risk • Currency Risk • Derivatives Risk • Small- and Mid-Cap Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
PowerShares® Global Listed Private Equity Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Red Rocks Global Listed Private Equity Index.	The Fund generally will invest at least 90% of its total assets in securities (including American depositary receipts and global depositary receipts) that comprise the Red Rocks Global Listed Private Equity Index.

•  ADR Risk

•  Risk of Investing in Listed Private Equity Companies

•  Foreign Securities Risk

•  Restrictions on Investments

•  Risks of Investing in MLP Units

•  Equity Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Market Risk

•  Market Trading Risk

•  Small and Medium Capitalization Company Risk

•  Issuer-Specific Changes

LONG/SHORT CREDIT
BlackRock Global Long/Short Credit Fund	Seeks absolute total returns over a complete market cycle.	The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets. A complete market cycle for fixed income funds such as the Fund is typically three to five years. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.

•  Air Transportation Industry Risks

•  Borrowing Risk

•  Collateralized Debt Obligations Risk

•  Convertible Securities Risk

•  Corporate Loans Risk

•  Counterparty Risk

•  Debt Securities Risk

•  Credit Risk

•  Extension Risk

•  Derivatives Risk

•  Dividend Risk

•  Emerging Markets Risk

•  Event Risk

•  Foreign Securities Risk

•  Hedging Risk

•  High Portfolio Turnover Risk

•  Junk Bonds Risk

•  Leverage Risk

•  Liquidity Risk

•  Market Risk and Selection Risk

•  Mezzanine Securities Risk

•  Mortgage- and Asset-Backed Securities Risks

•  Preferred Securities Risk

•  Repurchase Agreements and Purchase and Sale Contracts Risks

•  Regulatory Risk

•  Reverse Repurchase Agreements Risk

•  Second Lien Loans Risk

•  Senior Loans Risk

•  Short Sales Risk

•  Small and Mid-Capitalization Company Risk

•  Sovereign Debt Risk

•  Structured Products Risk

•  Tax Risk

•  Valuation Risk

•  Volatility Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
MANAGED FUTURES
Altegris Managed Futures Strategy Fund	Seeks to achieve positive absolute returns in rising and falling equity markets. The Fund’s secondary investment objective is to achieve its primary investment objective with less volatility than major equity market indices.	The Fund allocates its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy is designed to capture returns related to trends in the commodity and financial futures markets by investing primarily via swap contracts and structured notes providing the returns of reference assets such as securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles, swap contracts, structured notes or other securities or derivatives. The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Managed Futures strategy and will invest in a variety of investment grade fixed income securities.

•  Changing Fixed Income Market Conditions

•  Commodity Risk

•  Counterparty Risk

•  Credit Risk

•  Defaulted Securities Risk

•  Derivatives Risk

•  Exchange-Traded Funds Risk

•  Extension Risk

•  Fixed Income Risk and Interest Rate Risk

•  Foreign Currency Risk

•  Inflation-Indexed Bond Risk

•  Interest Rate Risk

•  Issuer-Specific Risk

•  Leverage Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Portfolio Turnover Risk

•  Preferred Stock Risk

•  Structured Products and Notes Risk

•  Taxation Risk

•  Underlying Pool Risk

•  U.S. Government Securities Risk

•  Volatility Risk

•  Wholly-Owned Subsidiary Risk

AQR Managed Futures Strategy Fund	Seeks positive absolute returns.	The Fund invests primarily in a portfolio of futures contracts, futures-related instruments, forwards and swaps. There are no geographic limits on the market exposure of the Fund’s assets. The Fund allocates assets among four major asset classes (commodities, currencies, fixed income and equities). Generally, the Fund invests in futures contracts and futures-related instruments either by investing directly in those instruments, or indirectly by investing in a Subsidiary that invests in those instruments.

•  Commodities Risk

•  Counterparty Risk

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Market Risk

•  Foreign Investments Risk

•  Forward and Futures Contract Risk

•  Hedging Transactions Risk

•  High Portfolio Turnover Risk

•  Interest Rate Risk

•  Investment in Other Investment Companies Risk

•  Leverage Risk

•  Manager Risk

•  Market Risk

•  Model and Data Risk

•  Non-Diversified Status Risk

•  Short Sale Risk

•  Subsidiary Risk

•  Swap Agreements Risk

•  Tax Risk

•  U.S. Government Securities Risk

•  Volatility Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
WisdomTree® Managed Futures Strategy Fund	Seeks to provide investors with positive total returns in rising or falling markets.	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity and currency-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described in the Fund’s prospectus. The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands.

•  Investment Risk

•  Market Risk

•  Shares of the Fund May Trade at Prices Other Than NAV

•  Benchmark Risk

•  Cash Redemption Risk

•  Commodity Risk

•  Counterparty and Issuer Credit Risk

•  Currency Exchange Rate Risk

•  Derivatives Risk

•  Interest Rate Risk

•  Issuer-Specific Risk

•  Liquidity Risk

•  Management Risk

•  Non-Diversification Risk

•  Portfolio Turnover Risk

•  Repurchase Agreement Risk

•  Short Sales Risk

•  Subsidiary Investment Risk

•  Tax Risk

•  Volatility Risk

MERGER ARBITRAGE
1290 VT GAMCO Mergers & Acquisitions Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests primarily in arbitrage opportunities by investing in equity securities of companies that are involved in publically announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate re-organizations and in equity securities of companies that the Sub-Adviser believes are likely acquisition targets within 12 to 18 months. The Portfolio may hold a significant portion of its assets in cash or cash equivalents in anticipation of arbitrage opportunities.

•  Credit Risk

•  Currency Risk

•  Emerging Markets Risk

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Large-Cap Company Risk

•  Mid-Cap and Small-Cap Company Risk

•  Money Market Risk

•  Portfolio Turnover Risk

•  Preferred Stock Risk

•  Securities Lending Risk

•  Special Situations Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
NATURAL RESOURCES
1290 VT Natural Resources Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of domestic and foreign companies within the natural resources sector or in other securities or instruments the value of which is related to the market value of some natural resources asset. The Portfolio normally invests in companies that are involved directly or indirectly in the exploration, development, production or distribution of natural resources. The Portfolio seeks to track the performance (before fees and expenses) of the MSCI World Commodity Producers Index with minimal tracking error.

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Index Strategy Risk

•  Liquidity Risk

•  Natural Resources Sector Risk

•  Sector Risk

•  Securities Lending Risk

1290 VT Energy Portfolio	Seeks long-term capital appreciation.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies in the energy sector through investments in exchange-traded securities of other investment companies and investment vehicles (“exchange-traded funds” or “ETFs”). The energy sector includes companies engaged in such activities as exploring, developing, mining, refining, producing, distributing, transporting, and dealing in conventional and alternative sources of energy; making and servicing component products for such activities; and energy research and development.

•  Commodity Risk

•  Concentration Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Emerging Markets Risk

•  Energy Sector Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Large-Cap Company Risk

•  Mid-Cap, Small-Cap and Micro-Cap Company Risk

•  Natural Resources Sector Risk

•  Oil and Gas Sector Risk

•  Securities Lending Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
PRECIOUS AND BASE METALS
iShares® MSCI Global Gold Miners ETF	Seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining.

The Fund generally invests at least 90%

of its assets in the component securities of the MSCI ACWI Select Gold Miners Investable Market Index and in depositary receipts representing securities in that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Commodity Risk

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Geographic Risk

•  Gold Mining Sub-Industry Risk

•  Index-Related Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Materials Sector Risk

•  Mid-Capitalization Companies Risk

•  National Closed Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Canada

•  Risk of Investing in Developed Countries

•  Risk of Investing in Emerging Markets

•  Securities Lending Risk

•  Security Risk

•  Small Capitalization Companies Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
PowerShares® DB Base Metals Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Industrial Metals Index Excess Return® over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over its expenses.	The Fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Industrial Metals Index Excess Return®, which is intended to reflect the base metals sector.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

PowerShares® DB Gold Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Gold Index Excess Return® over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over its expenses.	The Fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Gold Index Excess Return®, which is intended to reflect the changes in the market value of gold.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

PowerShares® DB Silver Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Silver Index Excess Return™ over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over its expenses.	The Fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Silver Index Excess Return™, which is intended to reflect the changes in the market value of silver.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Equity

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC/INTERNATIONAL PREFERRED
iShares® International Preferred Stock ETF	Seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets.	The Fund generally invests at least 90% of its assets in the component securities of the S&P International Preferred Stock Index™ and in depositary receipts representing securities of that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Currency Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Insurance Industry Group Risk

•  Interest Rate Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Passive Investment Risk

•  Preferred Stock Risk

•  Risk of Investing in Canada

•  Risk of Investing in the United Kingdom

•  Securities Lending Risk

•  Security Risk

•  Small-Capitalization Companies Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

iShares® U.S. Preferred Stock ETF	Seeks to track the investment results of an index composed of U.S. preferred stocks.	The Fund generally invests at least 90% of its assets in the component securities of the S&P U.S. Preferred Stock Index™. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Index-Related Risk

•  Interest Rate Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Preferred Stock Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Telecommunications Sector Risk

•  Tracking Error Risk

•  Utilities Sector Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC LARGE CAP EQUITY
AXA/Loomis Sayles Growth Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests primarily in equity securities of large capitalization companies, but the Portfolio may invest in companies of any size. For this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio may invest up to 25% of its total assets in foreign securities listed on a domestic or foreign securities exchange including American Depositary Receipts or European Depositary Receipts.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Equity Risk

•  Foreign Securities Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Mid-Cap and Small-Cap Company Risk

•  Securities Lending Risk

EQ/BlackRock Basic Value Equity Portfolio	Seeks to achieve capital appreciation and secondarily, income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Sub-Adviser believes are undervalued and therefore represent basic investment value.	• Currency Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Large-Cap Company Risk • Mid-Cap Company Risk • Securities Lending Risk
1290 VT Equity Income Portfolio	Seeks a combination of growth and income to achieve an above-average and consistent total return.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large-capitalization companies. The Portfolio invests primarily in common stocks, but it may also invest in other equity securities that the Sub-Adviser believes provide opportunities for capital growth and income.

•  Currency Risk

•  Depositary Receipts Risk

•  Dividend Risk

•  Emerging Markets Risk

•  Equity Risk

•  Foreign Securities Risk

•  Large-Cap Company Risk

•  Quantitative Investing Risk

•  Securities Lending Risk

EQ/Capital Guardian Research Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase.	• Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Mid-Cap and Small-Cap Company Risk • Securities Lending Risk
EQ/Invesco Comstock Portfolio	Seeks to achieve capital growth and income.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio may invest in issuers of any capitalization range, however, a substantial number of issuers are large capitalization issuers. The Portfolio may invest in other types of securities. The Sub-Adviser emphasizes a value style of investing, seeking well-established, undervalued companies believed by the Sub-Adviser to possess the potential for capital growth and income.

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  Foreign Securities Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Mid-Cap and Small-Cap Company Risk

•  Real Estate Investing Risk

•  Securities Lending Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/JPMorgan Value Opportunities Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. The Sub-Adviser employs a value-oriented investment approach.	• Currency Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Large-Cap Company Risk • Mid-Cap Company Risk • Portfolio Turnover Risk • U.S. Government Securities Risk
EQ/T. Rowe Price Growth Stock Portfolio	Seeks to achieve long-term capital appreciation and secondarily, income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of a diversified group of growth companies. The Portfolio will invest primarily in equity securities of large-cap companies. For this Portfolio, large-cap companies are defined as those companies with market capitalizations larger than the median market cap of companies in the Russell 1000® Growth Index at the time of purchase. While most assets are invested in U.S. common stocks, other securities may also be purchased, including warrants and preferred stocks, in keeping with portfolio objectives. The Portfolio may invest up to 30% of its total assets in securities of foreign issuers, including those in emerging markets.

•  Currency Risk

•  Equity Risk

•  Emerging Markets Risk

•  Foreign Securities Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Securities Lending Risk

•  Sector Risk

•  Special Situations Risk

•  Technology Sector Risk

EQ/UBS Growth and Income Portfolio	Seeks to achieve total return through capital appreciation with income as a secondary consideration.	Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. For this Portfolio, large capitalization companies include those companies with market capitalizations within the range of the Russell 1000 Index at the time of investment. In seeking income, the Portfolio invests in stocks of dividend-paying companies.	• Dividend Risk • Equity Risk • Investment Style Risk • Large-Cap Company Risk • Securities Lending Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA/Clearbridge Large Cap Growth Portfolio	Seeks to achieve long-term capital growth.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other instruments with similar economic characteristics of U.S. companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”). Securities of companies whose market capitalizations no longer meet this definition after purchase by the Portfolio still will be considered securities of large capitalization companies for purposes of the Portfolio’s 80% investment policy. The Portfolio may invest up to 20% of its assets in equity securities of companies other than those with market capitalizations similar to companies in the Index. The Portfolio also may invest up to 10% of its net assets in foreign securities, either directly or through depositary receipts.	• Currency Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Large-Cap Company Risk • Mid-Cap and Small-Cap Company Risk • Portfolio Turnover Risk • Securities Lending Risk
LARGE CAP EQUITIES
ATM Large Cap Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-capitalization companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of large-capitalization companies and the second portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.

•  Cash Management Risk

•  Derivatives Risk

•  Equity Risk

•  ETFs Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Multiple Adviser Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Short Position Risk

•  Volatility Management Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA Large Cap Core Managed Volatility Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index and one portion invests in exchange-traded funds. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Cash Management Risk

•  Derivatives Risk

•  Equity Risk

•  ETFs Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Multiple Adviser Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Short Position Risk

•  Volatility Management Risk

AXA Large Cap Growth Managed Volatility Portfolio	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index and one portion invests in exchange-traded funds. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Cash Management Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Multiple Adviser Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Sector Risk

•  Short Position Risk

•  Volatility Management Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA Large Cap Value Managed Volatility Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among two or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index; and one portion invests in exchange-traded funds. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Cash Management Risk

•  Derivatives Risk

•  Equity Risk

•  ETFs Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Multiple Adviser Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Sector Risk

•  Short Position Risk

•  Volatility Management Risk

AXA/Mutual Large Cap Equity Managed Volatility Portfolio	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large-capitalization companies (or financial instruments that derive their value from such securities). The Portfolio’s assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Cash Management Risk

•  Credit Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Distressed Companies Risk

•  Emerging Markets Risk

•  Equity Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Geographic Concentration Risk

•  Index Strategy Risk

•  Interest Rate Risk

•  Investment Style Risk

•  Large Cap Company Risk

•  Leveraging Risk

•  Loan Risk

•  Mid-Cap and Small-Cap Company Risk

•  Multiple Adviser Risk

•  Non-Investment Grade Securities Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Short Position Risk

•  Special Situations Risk

•  Volatility Management Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Common Stock Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index (“Russell 3000”), including reinvestment of dividends, at a risk level consistent with that of the Russell 3000.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000. The Portfolio’s investments are selected by a stratified sampling construction process in which the Sub-Adviser selects a subset of the 3,000 companies in the Russell 3000 based on the Sub-Adviser’s analysis of key risk factors and other characteristics.	• Equity Risk • Investment Strategy Risk • Large-Cap Company Risk • Mid-Cap and Small-Cap Company Risk • Securities Lending Risk
EQ/Equity 500 Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio will seek to hold all 500 securities in the S&P 500 Index in the exact weight each security represents in that index.	• Derivatives Risk • Equity Risk • Index Strategy Risk • Large-Cap Company Risk • Securities Lending Risk
1290 VT GAMCO Mergers & Acquisitions Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests primarily in arbitrage opportunities by investing in equity securities of companies that are involved in publically announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate re-organizations and in equity securities of companies that the Sub-Adviser believes are likely acquisition targets within 12 to 18 months. The Portfolio may hold a significant portion of its assets in cash or cash equivalents in anticipation of arbitrage opportunities.

•  Credit Risk

•  Currency Risk

•  Emerging Markets Risk

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Large-Cap Company Risk

•  Mid-Cap and Small-Cap Company Risk

•  Money Market Risk

•  Portfolio Turnover Risk

•  Preferred Stock Risk

•  Securities Lending Risk

•  Special Situations Risk

EQ/Large Cap Growth Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index (“Russell 1000 Growth”), including reinvestment of dividends, at a risk level consistent with the Russell 1000 Growth.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth. The Portfolio seeks to hold all securities in the Russell 1000 Growth in the exact weight each security represents in that index.	• Equity Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk • Securities Lending Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Value Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index (“Russell 1000 Value”), including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value. The Portfolio seeks to hold all securities in the Russell 1000 Value in the exact weight each represents in the index, although in certain instances a sampling approach may be utilized.	• Equity Risk • Index Strategy Risk • Investment Style Risk • Large-Cap Company Risk • Securities Lending Risk
Multimanager Aggressive Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities of large capitalization growth companies with market capitalization within the range of the Russell 3000® Growth Index at the time of investment. The Portfolio’s assets generally are allocated by the Adviser among three or more Sub-Advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed.

•  Currency Risk

•  Depositary Receipts Risk

•  Emerging Markets Risk

•  Equity Risk

•  Foreign Securities Risk

•  Index Strategy Risk

•  Large-Cap Company Risk

•  Mid-Cap and Small-Cap Company Risk

•  Multiple Adviser Risk

•  Securities Lending Risk

DOMESTIC MID CAP EQUITY
AXA/Janus Enterprise Portfolio	Seeks to achieve capital growth.	Under normal market conditions, the Portfolio invests at least 50% of its net assets, plus borrowings for investment purposes, in securities of medium-sized companies (or derivative instruments with similar economic characteristics). The Portfolio primarily invests in equity securities, including common stocks, preferred stocks, and rights and warrants to purchase common stock. For this Portfolio, medium-sized companies are defined as companies with capitalizations at the time of investment within the range of companies included in the Russell MidCap® Growth Index.

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  Foreign Securities Risk

•  Investment Style Risk

•  Mid-Cap Company Risk

•  Real Estate Investing Risk

•  Securities Lending Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Mid Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. For purposes of this Portfolio, mid-capitalization companies generally are companies with market capitalization within the range of companies in the Russell 2500™ Index or the Russell Midcap® Index at the time of investment. The Portfolio’s assets normally are allocated by the Adviser among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed.	• Equity Risk • Index Strategy Risk • Investment Style Risk • Mid-Cap and Small-Cap Company Risk • Multiple Adviser Risk • Securities Lending Risk
Multimanager Mid Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. For purposes of this Portfolio, mid-capitalization companies generally are companies with market capitalization within the range of companies in the Russell 2500™ Index or the Russell Midcap® Index at the time of investment. The Portfolio’s assets normally are allocated by the Adviser among three or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index and the other portions of the Portfolio are actively managed.	• Equity Risk • Index Strategy Risk • Investment Style Risk • Mid-Cap and Small-Cap Company Risk • Multiple Adviser Risk • Real Estate Investing Risk • Securities Lending Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC SMALL CAP EQUITY
1290 VT Small Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with small market capitalizations (or other financial instruments that derive their value from the securities of such companies). For purposes of this Portfolio, small market capitalization companies are those companies with market capitalizations within the range of companies in the Russell 2000® Index at the time of investment. The Portfolio’s assets normally are allocated among two or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion of the Portfolio is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Index Strategy Risk

•  Investment Style Risk

•  Multiple Adviser Risk

•  New Portfolio Risk

•  Non-Investment Grade Securities Risk

•  Portfolio Turnover Risk

•  Securities Lending Risk

•  Small-Cap Company Risk

•  Special Situations Risk

AXA/Morgan Stanley Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with small market capitalizations (or other financial instruments that derive their value from the securities of such companies). For purposes of this Portfolio, small market capitalization companies are those companies with market capitalizations within the range of companies in the Russell 2000® Index at the time of investment. The Portfolio’s assets normally are allocated among two or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Investment Strategy Risk

•  Investment Style Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

•  Preferred Stock Risk

•  Privately Placed and Restricted Securities Risk

•  Small-Cap Company Risk

•  Securities Lending Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA/Pacific Global Small Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with small market capitalizations (or other financial instruments that derive their value from the securities of such companies). For purposes of this Portfolio, small market capitalization companies are those companies with market capitalizations within the range of companies in the Russell 2000® Index at the time of investment. The Portfolio’s assets normally are allocated among two or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index.

•  Currency Risk

•  Depositary Receipts Risk

•  Emerging Markets Risk

•  Equity Risk

•  Foreign Securities Risk

•  Index Strategy Risk

•  Investment Style Risk

•  Multiple Adviser Risk

•  New Portfolio Risk

•  Portfolio Turnover Risk

•  Securities Lending Risk

•  Small-Cap and Micro-Cap Company Risk

AXA/AB Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small-capitalization companies with market capitalizations within the range of the Russell 2500™ Index at the time of purchase. The Portfolio’s assets normally are allocated between two portions, each of which is managed using a different but complementary investment strategy. One portion is actively managed by a Sub-Adviser (“Active Allocated Portion”) and the other portion seeks to track the performance of a particular index or indices. The Active Allocated Portion invests primarily in U.S. common stocks and other equity type securities issued by small capitalization companies that the Sub-Adviser believes to have favorable growth prospects.	• Equity Risk • Index Strategy Risk • Investment Style Risk • Portfolio Turnover Risk • Securities Lending Risk • Small-Cap Company Risk • Special Situations Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
1290 VT GAMCO Small Company Value Portfolio	Seeks to maximize capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. For this Portfolio, small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment. The Portfolio also may invest in foreign securities. The Sub-Adviser utilizes a value-oriented investment style.	• Currency Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Securities Lending Risk • Small-Cap Company Risk
Snow Capital Small Cap Value Fund	Seeks long-term capital appreciation.	To achieve its investment objective, under normal market conditions, the Fund will invest at least 80% of its net assets, at cost, in equity securities of companies with market capitalizations in the range of the Russell 2000 Value® Index. The Fund’s investment in equity securities may include common and preferred stocks, convertible securities, and shares of other investment companies and exchange-traded funds that invest in equity securities of small-cap companies. In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign securities, including investments in emerging markets.

•  Convertible Securities Risk

•  Cybersecurity Risk

•  Equity Market Risk

•  Foreign Securities and Emerging Markets Risks

•  General Market Risk

•  Management Risk

•  Shares of Other Investment Companies and ETFs Risk

•  Small-Cap Company Risk

•  U.S. Government and U.S. Agency Obligations Risk

SMALL/MID CAP EQUITIES
ATM Mid Cap Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid-capitalization companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of mid-capitalization companies and the other portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.

•  Cash Management Risk

•  Derivatives Risk

•  Equity Risk

•  ETFs Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Leveraging Risk

•  Mid-Cap Company Risk

•  Multiple Adviser Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Short Position Risk

•  Volatility Management Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ATM Small Cap Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small-capitalization companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of small-capitalization companies and the other portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.

•  Cash Management Risk

•  Derivatives Risk

•  Equity Risk

•  ETFs Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Leveraging Risk

•  Multiple Adviser Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Short Position Risk

•  Small-Cap Company Risk

•  Volatility Management Risk

AXA Mid Cap Value Managed Volatility Portfolio	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed, one portion seeks to track the performance of a particular index and one portion invests in exchange-traded funds. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Cash Management Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Investment Style Risk

•  Leveraging Risk

•  Mid-Cap Company Risk

•  Multiple Adviser Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Sector Risk

•  Short Position Risk

•  Volatility Management Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA/Franklin Small Cap Value Managed Volatility Portfolio	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-cap companies are companies with market capitalizations not exceeding either: 1) the highest market capitalization in the Russell 2000® Index; or 2) the 12-month average of the highest market capitalization in the Russell 2000® Index, whichever is greater, at the time of purchase. The Portfolio’s assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Cash Management Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Investment Style Risk

•  Leveraging Risk

•  Multiple Adviser Risk

•  Real Estate Investing Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Short Position Risk

•  Small-Cap Company Risk

•  Volatility Management Risk

EQ/Mid Cap Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.	The Sub-Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in equity securities in the S&P MidCap 400 Index. The Portfolio seeks to hold all securities in the S&P Midcap 400 Index in the exact weight each represents in the index, although in certain instances a sampling approach may be utilized.	• Equity Risk • Index Strategy Risk • Mid-Cap Company Risk • Securities Lending Risk
EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Sub-Adviser seeks to match the returns (before expenses) of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Equity Risk • Index Strategy Risk • Securities Lending Risk • Small-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC MICRO CAP EQUITY
1290 VT Micro Cap Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of micro-cap companies (or other financial instruments that derive their value from the securities of such companies). For purposes of this Portfolio, micro-cap companies are those companies with market capitalizations that are either under $1 billion or are within the range of companies in the Russell Microcap® Index at the time of purchase. The Portfolio’s assets normally are allocated among two or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index.

•  Currency Risk

•  Depositary Receipts Risk

•  Emerging Markets Risk

•  Equity Risk

•  Index Strategy Risk

•  Investment Style Risk

•  Foreign Securities Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

•  Securities Lending Risk

•  Small-Cap and Micro-Cap Company Risk

iShares® Micro-Cap ETF	Seeks to track the investment results of an index composed of micro-capitalization U.S. equities.	The Fund seeks to track the investment results of the Russell Microcap® Index (“Index”), which measures the performance of the microcap sector of the U.S. equity market. The Fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Consumer Discretionary Sector Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Healthcare Sector Risk

•  Index-Related Risk

•  Information Technology Sector Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Microcap Companies Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in the United States

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EMERGING MARKETS EQUITY
EQ/Emerging Markets Equity PLUS Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other investments that are tied economically to emerging market countries. Such equity securities may include common stocks, preferred stocks, depositary receipts, rights and warrants. The Portfolio’s assets normally are allocated among two investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed (“Active Allocated Portion”), and one portion seeks to track the performance (before fees and expenses) of a particular index (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 25-35% of the Portfolio’s net assets and the Index Allocated Portion consists of approximately 65-75% of the Portfolio’s net assets.

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Developing and Emerging Markets — Special Risks

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Investment Strategy Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Liquidity Risk

•  Mid-Cap and Small-Cap Company Risk

•  Multiple Adviser Risk

•  Political/Economic Risk

•  Regulatory Risk

•  Securities Lending Risk

SPDR® S&P® Emerging Markets Dividend ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks dividend paying securities of publicly-traded companies in emerging markets.	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P Emerging Markets Dividend Opportunities Index or in American Depositary Receipts or Global Depositary Receipts based on securities comprising the Index. The Fund employs a sampling strategy in seeking to track the performance of the Index.

•  Passive Strategy/Index Risk

•  Index Tracking Risk

•  Index Construction Risk

•  Equity Securities Risk

•  Foreign Investment Risk

•  Russian Sanctions Risk

•  Emerging Markets Risk

•  Non-Diversified Investment Risk

Templeton Developing Markets Trust	Seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located or operating in “developing market countries.” In addition to the Fund’s main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries.	• Market Risk • Foreign Securities Risk • Developing Market Countries Risk • Focus Risk • Smaller and Midsize Companies Risk • Value Style Investing Risk • Management Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EMERGING MARKETS SMALL CAP
SPDR® S&P® Emerging Markets Small Cap ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries.	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P Emerging Markets Under USD2 Billion Index or in American Depositary Receipts or Global Depositary Receipts based on securities comprising the Index. The Fund employs a sampling strategy in seeking to track the performance of the Index.

•  Passive Strategy/Index Risk

•  Index Tracking Risk

•  Small Capitalization Securities Risk

•  Equity Securities Risk

•  Foreign Investment Risk

•  Russian Sanctions Risk

•  Emerging Markets Risk

•  Non-Diversification Investment Risk

Templeton Emerging Markets Small Cap Fund	Seeks long-term capital appreciation.	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of small cap companies located in “emerging market countries.” Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the MSCI World Index. The investment manager employs a strategy of investing in securities of companies with a market capitalization at the time of initial purchase within the range of the market capitalizations of companies included in the MSCI Emerging Markets Small Cap Index.	• Market Risk • Foreign Securities Risk • Emerging Market Countries Risk • Smaller Companies Risk • Liquidity Risk • Focus Risk • Value Style Investing Risk • Management Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FRONTIER MARKETS
iShares® MSCI Frontier 100 ETF	Seeks to track the investment results of an index composed of frontier market equities.	The Fund generally invests at least 90% of its assets in the component securities of the MCSI Frontier Markets 100 Index and in depositary receipts representing securities in that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Commodity Risk

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Cyber Security Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Financial Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  National Closed Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Frontier Markets

•  Risk of Investing in Kuwait

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Telecommunications Sector Risk

•  Tracking Error Risk

•  Valuation Risk

Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio	Seeks long-term capital appreciation.	Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of companies operating in frontier emerging market countries.

•  Equity Securities Risk

•  Small and Medium Capitalization Companies Risk

•  Frontier Emerging Market Securities Risk

•  Banking Industry Risk

•  Investment Company Securities Risk

•  Liquidity Risk

•  Derivatives Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
GLOBAL EQUITY
1290 VT SmartBeta Equity Portfolio	Seeks to achieve long-term capital appreciation.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities of U.S. companies and foreign companies in developed markets. The Portfolio may invest in large, mid and small capitalization companies and will be broadly diversified across companies and industries. The Sub-Adviser’s SmartBeta™ Equity strategy seeks to achieve, over a full market cycle, above-market returns with less volatility compared to the equity markets as a whole.

•  Equity Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Foreign Securities Risk

•  Investment Strategy Risk

•  Large-Cap Company Risk

•  Mid-Cap and Small-Cap
Company Risk

•  Quantitative Investing Risk

•  Securities Lending Risk

1290 VT Low Volatility Global Equity Portfolio	Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio will invest in equity securities through investments in exchange-traded securities of other investment companies and investment vehicles (“exchange-traded funds” or “ETFs”). The Portfolio invests primarily in ETFs that, in turn, invest substantially all of their assets in equity securities that are believed to have lower absolute volatility than the markets in which the ETF invests.	• Equity Risk • ETFs Risk • Foreign Securities Risk • Large-Cap Company Risk • Mid-Cap, Small-Cap and Micro-Cap Company Risk • Securities Lending Risk • Volatility Risk
INTERNATIONAL DEVELOPED EQUITY
EQ/International Equity Index Portfolio	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index (“composite index”), including reinvestment of dividends, at a risk level consistent with that of the composite index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies represented in the composite index. The Portfolio’s investments will be selected by a stratified sampling construction process in which the Sub-Adviser selects a subset of the companies represented in each index based on the Sub-Adviser’s analysis of key risk factors and other characteristics.	• Currency Risk • European Economic Risk • Equity Risk • Foreign Securities Risk • Index Strategy Risk • Large-Cap Company Risk • Securities Lending Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/MFS International Growth Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies, including emerging markets equity securities. The Portfolio may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region. The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e. growth companies).

•  Currency Risk

•  Depositary Receipts Risk

•  Emerging Markets Risk

•  Equity Risk

•  Foreign Securities Risk

•  Geographic Concentration Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Mid-Cap and Small-Cap Company Risk

•  Portfolio Turnover Risk

•  Securities Lending Risk

•  Sector Risk

MFS® International Value Fund	Seeks capital appreciation.	The Fund’s investment adviser normally invests the Fund’s assets primarily in foreign equity securities, including emerging market equity securities. The Fund’s investment adviser may invest a large percentage of the Fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region. The Fund’s investment adviser focuses on investing the Fund’s assets in the stocks of companies it believes are undervalued compared to their intrinsic value (value companies).

•  Stock Market/Company Risk

•  Value Company Risk

•  Foreign Risk

•  Emerging Markets Risk

•  Currency Risk

•  Geographic Focus Risk

•  Derivatives Risk

•  Leveraging Risk

•  Counterparty and Third Party Risk

•  Liquidity Risk

•  Investment Selection Risk

INTERNATIONAL EQUITIES
ATM International Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in foreign equity securities (or other financial instruments that derive their value from the securities of such companies). The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of foreign companies and the other portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.

•  Cash Management Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Geographic Concentration Risk

•  Index Strategy Risk

•  Leveraging Risk

•  Multiple Adviser Risk

•  Political/Economic Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Settlement Risk

•  Short Position Risk

•  Transaction Costs Risk

•  Volatility Management Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA Global Equity Managed Volatility Portfolio	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated between two or more investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Cash Management Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  European Economic Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Liquidity Risk

•  Mid-Cap and Small-Cap Company Risk

•  Multiple Adviser Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Short Position Risk

•  Volatility Management Risk

AXA International Value Managed Volatility Portfolio	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed (“Active Allocated Portion”) and one portion seeks to track the performance of a particular index. The Active Allocated Portion seeks to invest in securities of foreign companies, including companies in emerging market countries that have a market capitalization in excess of $1 billion at the time of purchase. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Cash Management Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Multiple Adviser Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Short Position Risk

•  Volatility Management Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA/Templeton Global Equity Managed Volatility Portfolio	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities (or other financial instruments that derive their value from such securities). The Portfolio’s assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Cash Management Risk

•  Credit Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Interest Rate Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Mid-Cap Company Risk

•  Multiple Adviser Risk

•  Regulatory Risk

•  Securities Lending Risk

•  Short Position Risk

•  Volatility Management Risk

EQ/Oppenheimer Global Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests primarily in equity securities of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities, including depositary receipts, and can invest in any country, including countries with developing or emerging markets. The Sub-Adviser primarily looks for quality companies, regardless of domicile, that have sustainable growth.

•  Currency Risk

•  Depositary Receipts Risk

•  Emerging Markets Risk

•  Equity Risk

•  European Economic Risk

•  Foreign Securities Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Mid-Cap and Small-Cap Company Risk

•  Securities Lending Risk

•  Special Situations Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INTERNATIONAL EQUITY INCOME
iShares® Emerging Markets Dividend ETF	Seeks to track the investment results of an index composed of relatively high dividend paying equities in emerging markets.	The Fund generally invests at least 90% of its assets in the component securities of the Dow Jones Emerging Markets Select Dividend Index or in depositary receipts representing securities of that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Basic Materials Industry Group Risk

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Dividend-Paying Stock Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  Non-U.S. Securities Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Brazil

•  Risk of Investing in Emerging Markets

•  Risk of Investing in Russia

•  Risk of Investing in Taiwan

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Telecommunications Sector Risk

•  Tracking Error Risk

•  Utilities Sector Risk

•  Valuation Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® International Select Dividend ETF	Seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets.	The Fund generally invests at least 90% of its assets in the component securities of the Dow Jones EPAC Select Dividend Index and in depositary receipts representing securities of that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Currency Risk

•  Dividend-Paying Stock Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Financial Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Oil and Gas Industry Risk

•  Non-U.S. Securities Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

PowerShares® International Dividend Achievers Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ International Dividend Achievers™ Index.	The Fund generally will invest at least 90% of its total assets in dividend- paying common stocks of companies that have increased their aggregate annual regular cash dividend payments consistently for at least each of the last five consecutive years and that comprise the NASDAQ International Dividend Achievers™ Index.

•  Dividend Paying Security Risk

•  Financial Sector Risk

•  Foreign Securities Risk

•  ADR Risk

•  Equity Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Market Risk

•  Market Trading Risk

•  Small and Medium Capitalization Company Risk

•  Issuer-Specific Changes

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INTERNATIONAL/GLOBAL SMALL CAP EQUITY
AXA International Core Managed Volatility Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	The Portfolio invests primarily in foreign equity securities (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index and one portion invests in exchange-traded funds. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of foreign currency transactions, exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Cash Management Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Geographic Concentration Risk

•  Index Strategy Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Mid-Cap and Small-Cap Company Risk

•  Multiple Adviser Risk

•  Regulatory Risk

•  Sector Risk

•  Securities Lending Risk

•  Short Position Risk

•  Volatility Management Risk

iShares® MSCI EAFE Small-Cap ETF	Seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada.	The Fund generally invests at least 90% of its assets in the component securities of the MSCI EAFE Small Cap Index and in depositary receipts representing securities of that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Consumer Discretionary Sector Risk

•  Currency Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in Japan

•  Risk of Investing in the United Kingdom

•  Securities Lending Risk

•  Security Risk

•  Small-Capitalization Companies Risk

•  Tracking Error Risk

•  Valuation Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Templeton Global Smaller Companies Fund	Seeks long-term capital growth.	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of smaller companies located anywhere in the world. The Fund may invest a significant amount of its assets in the securities of companies located in emerging markets. The Fund will invest its assets in issuers located in at least three different countries (including the United States) and will invest at least 40% of its net assets in foreign securities.	• Market Risk • Smaller Companies Risk • Foreign Securities Risk • Emerging Markets Countries Risk • Management Risk • Liquidity Risk • Value Style Investing Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Fixed Income

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
BANK LOANS
PowerShares® Senior Loan Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index.	The Fund generally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in senior loans that comprise the S&P/LSTA U.S. Leveraged Loan 100 Index.

•  Fixed-Income Securities Risk

•  Changing Fixed Income Market Conditions

•  Risk of Investing in Loans

•  Senior Loans Risk

•  Risks of Loan Assignments and Participations

•  Non-Investment Grade Securities Risk

•  Prepayment Risk

•  Reinvestment Risk

•  Liquidity Risk

•  Risks of Investing in Closed-End Funds

•  Risk of Investing in Loans to Non-U.S. Borrowers

•  Market Risk

•  Market Trading Risk

•  Sampling Risk

•  Cash Transaction Risk

•  Portfolio Turnover Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Issuer-Specific Changes

•  When Issued and Delayed Delivery Transactions

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EMERGING MARKETS DEBT
iShares® J.P. Morgan USD Emerging Markets Bond ETF	Seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds.	The Fund generally invests at least 90% of its assets in the component securities of the J.P. Morgan EMBISM Global Core Index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Custody Risk

•  Extension Risk

•  Geographic Risk

•  High Yield Securities Risk

•  Income Risk

•  Index-Related Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Issuers Risk

•  Passive Investment Risk

•  Privately-Issued Securities Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Emerging Markets

•  Securities Lending Risk

•  Security Risk

•  Sovereign and Quasi-Sovereign Obligations Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

PIMCO Emerging Markets Bond Fund	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	The Fund invests under normal circumstances at least 80% of its assets in fixed income instruments, including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

•  Interest Rate Risk

•  Call Risk

•  Credit Risk

•  High Yield Risk

•  Market Risk

•  Issuer Risk

•  Liquidity Risk

•  Derivatives Risk

•  Equity Risk

•  Mortgage-Related and Other Asset-Backed Securities Risk

•  Foreign (Non-U.S.) Investment Risk

•  Real Estate Risk

•  Emerging Markets Risk

•  Sovereign Debt Risk

•  Currency Risk

•  Leveraging Risk

•  Management Risk

•  Short Sale Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FLOATING RATE SECURITIES
Eaton Vance Floating-Rate Fund	Seeks to provide a high level of current income.	Under normal circumstances, the Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers.	• Market Risk • Credit Risk • Risk of Lower Rated Investments • Interest Rate Risk • Foreign Investment Risk • Derivatives Risk • Risks Associated with Active Management • General Fund Investing Risks
iShares® Floating Rate Bond ETF	Seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years.	The Fund generally invests at least 90% of its assets in the component securities of the Barclays U.S. Floating Rate Note <5 Years Index and in investments that provide substantially similar exposure to the securities in that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Agency Debt Risk

•  Asset Class Risk

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Extension Risk

•  Financials Sector Risk

•  Floating Rate Notes Risk

•  Income Rick

•  Index-Related Risk

•  Industrials Sector Risk

•  Issuer Risk

•  Interest Rate Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-U.S. Issuers Risk

•  Passive Investment Risk

•  Privately-Issued Securities Risk

•  Risks of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

•  Valuation Risk

SPDR® Bloomberg Barclays Investment Grade Floating Rate ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade floating rate notes with maturities greater than or equal to one month and less than five years.	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Barclays U.S. Dollar Floating Rate Note <5 Years Index (the “Index”) or in securities that the Fund’s investment adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund employs a sampling strategy in seeking to track the performance of the Index.

•  Debt Securities Risk

•  Financial Sector Risk

•  Geographic Focus Risk

•  Income Risk

•  Index Tracking Risk

•  Industrial Sector Risk

•  Liquidity Risk

•  Market Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Passive Strategy/Index Risk

•  Unconstrained Sector Risk

•  Valuation Risk

•  Variable and Floating Rate Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
GLOBAL BOND
EQ/Global Bond PLUS Portfolio	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio’s assets normally are allocated among two investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by a Sub-Adviser and one portion of the Portfolio seeks to track the performance of a particular index. The Portfolio may also invest up to 20% of its assets in exchange-traded funds that meet the investment criteria of the Portfolio. The Portfolio normally will invest a significant portion of its assets in foreign securities and normally invests in at least three countries and may invest in the securities of issuers in emerging markets. The Portfolio may invest up to 30% of its total assets in derivatives such as foreign currency forward contracts as a substitute for investing directly in securities or for hedging purposes.

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  European Economic Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Index Strategy Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Leveraging Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

•  Redemption Risk

•  Securities Lending Risk

•  U.S. Government Securities Risk

Templeton Global Bond Fund	Seeks current income with capital appreciation and growth of income.	Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, including debt obligations of any maturity, such as bonds, notes, bills and debentures. The Fund invests predominantly in bonds issued by governments, government related entities and government agencies located around the world. In addition, the Fund’s assets are invested in issuers located in at least three countries (including the U.S.).

•  Currency Management Strategies Risk

•  Foreign Securities Risk

•  Developing Market Countries Risk

•  Interest Rate Risk

•  Credit Risk

•  Sovereign Debt Securities Risk

•  High-Yield Debt Securities Risk

•  Derivative Instruments Risk

•  Regional Risk

•  Income Risk

•  Non-Diversification Risk

•  Market Risk

•  Management Risk

•  Liquidity Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
HIGH YIELD BOND
1290 VT High Yield Bond Portfolio	Seeks to maximize current income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in a broad range of high-yield, below investment-grade bonds. The Portfolio may invest up to 25% of its net assets in debt securities of issuers located outside the United States, including emerging markets issuers and U.S. dollar-denominated securities of non-U.S. issuers. The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy; one portion is actively managed (“Active Allocated Portion”) and the other portion invests in ETFs that are passively managed and that meet the investment objective of the Portfolio (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 90% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets. These percentages can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Emerging Markets Risk

•  ETFs Risk

•  European Economic Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Liquidity Risk

•  Loan Risk

•  Mid-Cap and Small-Cap Company Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Multiple Adviser Risk

•  Non-Investment Grade Securities Risk

•  Portfolio Turnover Risk

•  Privately Placed and Restricted Securities Risk

•  Redemption Risk

•  Securities Lending Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Emerging Markets High Yield Bond ETF	Seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds.	The Fund generally invests at least 90% of its assets in the component securities of the Morningstar® Emerging Markets High Yield Bond IndexSM and in investments that provide substantially similar exposure to the securities in that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Custody Risk

•  Extension Risk

•  Financials Sector Risk

•  Geographic Risk

•  High Yield Securities Risk

•  Income Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Issuers Risk

•  Passive Investment Risk

•  Privately-Issued Securities Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Emerging Markets

•  Securities Lending Risk

•  Security Risk

•  Sovereign and Quasi-Sovereign Obligations Risk

•  Structural Risk

•  Tracking Error Risk

•  Transportation Industry Group Risk

•  Valuation Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Global ex USD High Yield Corporate Bond ETF	Seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds.

The Fund generally invests at least 90%

of its assets in the component securities of the Markit iBoxx Global Developed Markets ex-US High Yield Index and in investments that provide substantially similar exposure to the securities in that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Call Risk

•  Concentration Risk

•  Consumer Goods Industry Risk

•  Credit Risk

•  Currency Risk

•  Cyber Security Risk

•  Extension Risk

•  Financials Sector Risk

•  Geographic Risk

•  High Yield Securities Risk

•  Income Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Issuers Risk

•  Passive Investment Risk

•  Privately-Issued Securities Risk

•  Reliance on Trading Partners Risk

•  Securities Lending Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

Loomis Sayles Strategic Income Fund	Seeks high current income with a secondary objective of capital growth.	Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including below investment grade securities, or “junk bonds”) with a focus on U.S. corporate bonds, convertible securities, foreign debt instruments, including those in emerging markets and related foreign currency transactions, and U.S. government securities. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

•  Below Investment Grade Fixed-Income Securities Risk

•  Credit/Counterparty Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Securities Risk

•  Fixed-Income Securities Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Issuer Risk

•  Leverage Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Mortgage-Related and Asset-Backed Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Powershares® Global Short Term High Yield Bond Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the DB Global Short Maturity High Yield Bond Index.	The Fund generally will invest at least 80% of its total assets in U.S. and foreign short-term, non-investment grade bonds included in the DB Global Short Maturity High Yield Bond Index, all of which are denominated in U.S. dollars.

•  Call Risk

•  Changing Fixed Income Market Conditions Risk

•  Fixed-Income Securities Risk

•  Foreign Investment Risk

•  Geographic Concentration Risk

•  Global Bonds Risk

•  Index Risk

•  Issuer-Specific Changes

•  Liquidity Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversified Fund Risk

•  Non-Investment Grade Securities Risk

•  Sampling Risk

•  Short-Term Bond Risk

•  Sovereign Debt Risk

•  Sub-Sovereign Debt Risk

•  Supranational Entities Risk

•  Valuation Risk

•  Valuation Time Risk

SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield short term corporate bond market.	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg Barclays U.S. High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (the “Index”) or in securities that the Fund’s investment adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund employs a sampling strategy in seeking to track the performance of the Index.

•  Below Investment Grade Securities Risk

•  Counterparty Risk

•  Debt Securities Risk

•  Derivatives Risk

•  Financial Sector Risk

•  Income Risk

•  Index Tracking Risk

•  Industrial Sector Risk

•  Liquidity Risk

•  Market Risk

•  Non-Diversification Risk

•  Passive Strategy/Index Risk

•  Utilities Sector Risk

•  Valuation Risk

SPDR® Nuveen S&P High Yield Municipal Bond ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes.	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P Municipal Yield Index (“Index”) or in securities that the investment manager determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. Additionally, the Fund intends to invest, under normal circumstances, at least 80% of its net assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

•  Below Investment Grade Securities Risk

•  Debt Securities Risk

•  Income Risk

•  Index Tracking Risk

•  Liquidity Risk

•  Market Risk

•  Municipal Obligations Risk

•  Non-Diversification Risk

•  Passive Strategy/Index Risk

•  Political Risk

•  Private Activity Bonds Risk

•  Puerto Rico Specific Risk

•  Tax Exemption Risk

•  Valuation Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INFLATION LINKED SECURITIES
EQ/PIMCO Global Real Return Portfolio	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in inflation-indexed bonds of varying maturities issued by the U.S. (e.g., Treasury Inflation Protected Securities (“TIPS”)) and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio normally invests a significant portion of its net assets in instruments that are economically tied to foreign (non-U.S.) countries.

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Inflation-Indexed Bonds Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Leveraging Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Non-Investment Grade Securities Risk

•  Portfolio Turnover Risk

•  Redemption Risk

•  Securities Lending Risk

•  U.S. Government Securities Risk

iShares® International Inflation-Linked Bond ETF	Seeks to track the investment results of an index composed of inflation-linked non-U.S. sovereign debt.

The Fund generally invests at least 90%

of its assets in the securities of the BofA Merrill Lynch Global ex-US Diversified Inflation-Linked IndexSM and in investments that provide substantially similar exposure to the securities in that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Concentration Risk

•  Credit Risk

•  Currency Risk

•  Custody Risk

•  Geographic Risk

•  Income Risk

•  Index-Related Risk

•  Inflation-Indexed Bonds Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Issuers Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Emerging Markets

•  Securities Lending Risk

•  Security Risk

•  Sovereign Obligations Risk

•  Structural Risk

•  Tracking Error Risk

•  U.S. Treasury Obligations Risk

•  Valuation Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® DB International Government Inflation-Protected Bond ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States.	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the DB Global Government ex-US Inflation-Linked Bond Capped Index (the “Index”) or in securities that the Fund’s investment adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the index. The Fund employs a sampling strategy in seeking to track the performance of the Index.

•  Counterparty Risk

•  Currency Risk

•  Debt Securities Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Geographic Focus Risk

•  Income Risk

•  Index Tracking Risk

•  Inflation-Indexed Securities Risk

•  Liquidity Risk

•  Market Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Passive Strategy/Index Risk

•  Sovereign Debt Obligations Risk

•  Valuation Risk

Vanguard Short-Term Inflation-Protected Securities ETF	Seeks to track the performance of a benchmark index that measures the investment return of inflation-protected public obligations of the U.S. Treasury with remaining maturities of less than five years.	The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index (the “Index”). The Index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years.	• Income Fluctuations • Interest Rate Risk
INTERNATIONAL BOND
EQ/Global Bond PLUS Portfolio	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio’s assets normally are allocated among two investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by a Sub-Adviser and one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index. The Portfolio may also invest up to 20% of its assets in exchange-traded funds that meet the investment criteria of the Portfolio. The Portfolio normally will invest a significant portion of its assets in foreign securities and normally invests in at least three countries and may invest in the securities of issuers in emerging markets. The Portfolio may invest up to 30% of its assets in derivatives such as foreign currency forward contracts as a substitute for investing directly in securities or for hedging purposes.

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  European Economic Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Index Strategy Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Leveraging Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

•  Redemption Risk

•  Securities Lending Risk

•  U.S. Government Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® International Treasury Bond ETF	Seeks to track the investment results of an index composed of non-U.S. developed market government bonds.	The Fund generally invests at least 90% of its assets in the component securities of the S&P/Citigroup International Treasury Bond Index Ex-US and in investments that provide substantially similar exposure to the securities in that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Concentration Risk

•  Credit Risk

•  Currency Risk

•  Geographic Risk

•  Income Risk

•  Index-Related Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Issuers Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Japan

•  Securities Lending Risk

•  Security Risk

•  Sovereign Obligations Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

PIMCO Foreign Bond Fund (Unhedged)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	The Fund invests under normal circumstances at least 80% of its assets in fixed income instruments, including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

•  Interest Rate Risk

•  Call Risk

•  Credit Risk

•  High Yield Risk

•  Market Risk

•  Issuer Risk

•  Liquidity Risk

•  Derivatives Risk

•  Equity Risk

•  Mortgage-Related and Other Asset-Backed Securities Risk

•  Foreign (Non-U.S.) Investment Risk

•  Emerging Markets Risk

•  Sovereign Debt Risk

•  Currency Risk

•  Leveraging Risk

•  Management Risk

•  Short Sale Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® Bloomberg Barclays International Corporate Bond ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States.	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index. The Fund employs a sampling strategy in seeking to track the performance of the Index.

•  Counterparty Risk

•  Currency Risk

•  Debt Securities Risk

•  Derivatives Risk

•  Financial Sector Risk

•  Geographic Focus Risk

•  Income Risk

•  Index Tracking Risk

•  Industrial Sector Risk

•  Liquidity Risk

•  Market Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Passive Strategy/Index Risk

•  Unconstrained Sector Risk

•  Valuation Risk

Vanguard Total International Bond ETF	Seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.	The Fund employs an indexing investment approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (the “Index”). This Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Fund will attempt to hedge its foreign currency exposure in order to correlate to the returns of the Index, which is U.S. dollar hedged.	• Interest Rate Risk • Income Risk • Credit Risk • Call Risk • Country/Regional Risk • Non-diversification Risk • Currency Hedging Risk • Index Sampling Risk
MONEY MARKET
EQ/Money Market Portfolio	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	The Portfolio invests 99.5% or more of its total assets in: debt securities issued or guaranteed as to principal or interest by the U.S. government, or by U.S. government agencies or instrumentalities; repurchase agreements that are collateralized fully by cash items or U.S. Treasury and U.S. government securities; and cash. The Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life to maturity of 120 days or less, and uses the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value per share price.	• Credit Risk • Interest Rate Risk • Money Market Risk • Mortgage-Backed and Asset-Backed Securities Risk • Repurchase Agreement Risk • U.S. Government Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
UNCONSTRAINED BOND
PIMCO Unconstrained Bond Fund	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments, including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•  Interest Rate Risk

•  Call Risk

•  Credit Risk

•  High Yield Risk

•  Market Risk

•  Issuer Risk

•  Liquidity Risk

•  Derivatives Risk

•  Equity Risk

•  Mortgage-Related and Other Asset-Backed Securities Risk

•  Foreign (Non-U.S.) Investment Risk

•  Emerging Markets Risk

•  Sovereign Debt Risk

•  Currency Risk

•  Leveraging Risk

•  Management Risk

•  Short Sale Risk

GOVERNMENT BOND
EQ/Intermediate Government Bond Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Intermediate Government Bond Index, or other financial instruments that derive their value from those securities. The Intermediate Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities from one to ten years and issue amounts of at least $250 million outstanding, which may include zero-coupon securities.

•  Credit Risk

•  ETFs Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Redemption Risk

•  Securities Lending Risk

•  U.S. Government Securities Risk

•  Zero Coupon and Pay-in Kind Securities Risk

Vanguard Mortgage-Backed Securities ETF	Seeks to track the performance of a market-weighted mortgage-backed securities index.	The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. MBS Float Adjusted Index (the “Index”). This Index covers U.S. agency mortgage-backed pass-through securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). To be included in the Index, pool aggregates must have at least $250 million currently outstanding and a weighted average maturity of at least 1 year. The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics.	• Prepayment Risk • Extension Risk • Interest Rate Risk • Income Risk • Credit Risk • Index Sampling Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INVESTMENT GRADE BOND
AXA/AB Short Duration Government Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	The Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities issued by the U.S. Government and its agencies and instrumentalities and financial instruments that derive their value from such securities. The Portfolio also may invest up to 10% of its total assets in foreign fixed-income securities in developed or emerging market countries. The Portfolio seeks to maintain an effective duration of up to two years under normal market conditions.

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Leveraging Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset Backed Securities Risk

•  Redemption Risk

•  Securities Lending Risk

•  Short Position Risk

•  U.S. Government Securities Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

1290 VT DoubleLine Opportunistic Bond Portfolio	Seeks to maximize current income and total return.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; floating or variable rate obligations (including inverse floater collateralized mortgage obligations); bank loans; fixed income securities issued by corporations and governments in foreign countries including emerging markets issuers and U.S. dollar-denominated securities or non-U.S. issuers; securities issued by municipalities; collateralized loan obligations and other securities bearing fixed interest rates of any maturity. The Portfolio may invest up to 40% of its assets in below investment grade securities (commonly known as “junk bonds”).

•  Collateralized Loan Obligations Risk

•  Credit Risk

•  Distressed Companies Risk

•  Emerging Markets Risk

•  Foreign Securities Risk

•  Geographic Concentration Risk

•  Interest Rate Risk

•  Inverse Floaters Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Loan Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  New Portfolio Risk

•  Non-Investment Grade Securities Risk

•  Political/Economic Risk

•  Portfolio Turnover Risk

•  Redemption Risk

•  Regulatory Risk

•  Risks of Investing in Other Investment Companies

•  Securities Lending Risk

•  Settlement Risk

•  Transaction Costs Risk

•  U.S. Government Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
BlackRock Strategic Income Opportunities Portfolio	Seeks total return as is consistent with preservation of capital.	Under normal market conditions, the Portfolio will invest in a combination of fixed income securities, including, but not limited to: high yield securities, international securities, emerging markets debt and mortgages. Depending on market conditions, the Portfolio may invest in other market sectors. The Portfolio may engage in short sales for hedging purposes or to enhance total return. In implementing its strategy, the Portfolio may short up to 15% of the market value of the Portfolio’s total assets. The Portfolio may invest significantly in non-investment grade bonds (high yield or junk bonds).

•  Collateralized Debt Obligations Risk

•  Commodities Related Investments Risks

•  Convertible Securities Risk

•  Corporate Loans Risk

•  Debt Securities Risk

•  Interest Rate Risk

•  Credit Risk

•  Extension Risk

•  Prepayment Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Foreign Securities Risk

•  High Portfolio Turnover Risk

•  Investment in Other Investment Companies Risk

•  Junk Bonds Risk

•  Leverage Risk

•  Liquidity Risk

•  Market Risk and Selection Risk

•  Mortgage- and Asset-Backed Securities Risks

•  Municipal Securities Risk

•  Non-Diversification Risk

•  Preferred Securities Risk

•  Real Estate Related Securities Risk

•  Repurchase Agreements and Purchase and Sale Contracts Risks

•  Reverse Repurchase Agreements Risk

•  Short Sales Risk

•  Small Cap and Emerging Growth Securities Risk

•  Subsidiary Risk

•  Treasury Obligations Risk

•  U.S. Government Mortgage-Related Securities Risk

•  Zero Coupon Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Aaa—A Rated Corporate Bond ETF	Seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations.	The Fund generally invests at least 90% of its assets in the component securities of the Barclays U.S. Corporate Aaa—A Capped Index and in investments that provide substantially similar exposure to the securities in that index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Custody Risk

•  Extension Risk

•  Financials Sector Risk

•  Income Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-U.S. Issuers Risk

•  Passive Investment Risk

•  Privately-Issued Securities Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

•  Utilities Sector Risk

iShares® Baa—Ba Rated Corporate Bond ETF	Seeks to track the investment results of an index composed of Baa1 to Ba3, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations.	The Fund generally invests at least 90% of its assets in the component securities of the Barclays U.S. Corporate Baa—Ba Capped Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Custody Risk

•  Extension Risk

•  Financials Sector Risk

•  High Yield Securities Risk

•  Income Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  North American Economic Risk

•  Passive Investment Risk

•  Privately-Issued Securities Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

•  Utilities Sector Risk

•  Valuation Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares CMBS ETF	Seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities.	The Fund seeks to track the investment results of the Barclays U.S. CMBS (ERISA Only) Index (the “Index”), which measures the performance of investment-grade commercial mortgage-backed securities (“CMBS”), which are classes of securities that represent interests in “pools” of commercial mortgages. The Index includes investment-grade CMBS that are Employee Retirement Income Security Act of 1974, as amended, eligible with $300 million or more of aggregate outstanding transaction size. The Fund generally invests at least 90% of its assets in the component securities of the Index and in investments that provide substantially similar exposure to the securities in the Index.

•  Asset Class Risk

•  Call Risk

•  Commercial Mortgage-Backed Securities Risk

•  Concentration Risk

•  Credit Risk

•  Extension Risk

•  Income Risk

•  Index-Related Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Passive Investment Risk

•  Prepayment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

iShares® iBoxx $ Investment Grade Corporate Bond ETF	Seeks to track the investment results of an index composed of U.S. dollar-denominated, investment grade corporate bonds.	The Fund generally invests at least 90% of its assets in the securities of the Markit iBoxx® USD Liquid Investment Grade Index and at least 95% of its assets in investment-grade corporate bonds. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Call Risk

•  Concentration Risk

•  Consumer Services Industry Risk

•  Consumer Staples Sector Risk

•  Credit Risk

•  Custody Risk

•  Energy Sector Risk

•  Extension Risk

•  Financials Sector Risk

•  Geographic Risk

•  Income Risk

•  Index-Related Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-U.S. Issuers Risk

•  North American Economic Risk

•  Oil and Gas Industry Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Telecommunications Sector Risk

•  Tracking Error Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Core Bond Portfolio	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. For purposes of this investment policy, a debt security is considered a “bond.” The Portfolio invests primarily in U.S. government and corporate debt securities. The Portfolio’s assets generally are allocated by the Adviser among four or more sub-advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies; one portion of the Portfolio seeks to track the performance (before fees and expenses and including reinvestment of coupon payments) of a particular index and the other portions of the Portfolio are actively managed. The Portfolio also may invest in derivatives, which will consist primarily of forward contracts, exchange-traded futures and options contracts on individual securities or securities indices, but the Portfolio also may utilize other types of derivatives.

•  Cash Management Risk

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Index Strategy Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Leveraging Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Multiple Adviser Risk

•  Non-Investment Grade Securities Risk

•  Portfolio Turnover Risk

•  Redemption Risk

•  Securities Lending Risk

•  U.S. Government Securities Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

SHORT TERM INVESTMENT GRADE BOND
EQ/Core Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Intermediate Government Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities. The Portfolio also may invest up to 40% of its assets in exchange-traded funds that invest in securities included in the Intermediate Government Credit Index.	• Credit Risk • ETFs Risk • Index Strategy Risk • Interest Rate Risk • Investment Grade Securities Risk • Liquidity Risk • Redemption Risk • Securities Lending Risk • U.S. Government Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs (cont’d)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/PIMCO Ultra Short Bond Portfolio	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	The Portfolio invests at least 80% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest in investment grade U.S. dollar denominated securities of U.S. issuers that are rated Baa or higher by Moody’s Investors Service, Inc. or equivalently rated by Standard & Poor’s Global Ratings or Fitch Ratings Ltd., or, if unrated, determined by the Sub-Adviser to be of comparable quality. The average portfolio duration will vary based on the Sub-Adviser’s forecast for interest rates and will normally not exceed one year.

•  Credit Risk

•  Derivatives Risk

•  Equity Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Leveraging Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Turnover Risk

•  Redemption Risk

•  Securities Lending Risk

•  U.S. Government Securities Risk

EQ/Quality Bond PLUS Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy; one portion is actively managed and one portion seeks to track the performance of a particular index.

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Index Strategy Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Leveraging Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

•  Redemption Risk

•  Securities Lending Risk

•  U.S. Government Securities Risk

MANAGEMENT TEAM

The Adviser

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Board is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among twenty-three (23) distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes the Class A, Class B and Class K shares of the five (5) AXA Allocation Portfolios, the Class B shares of ten (10) Charter Allocation Portfolios and Class A, Class B and Class K shares of three (3) Charter Allocation Portfolios and the Class A, Class B and Class K shares of two (2) Target Allocation Portfolios and Class B and Class K shares of three (3) Target Allocation Portfolios of the Trust. Each Portfolio has its own investment objective, investment strategies and risks, which have been previously described in this Prospectus.

The Portfolios’ Board of Trustees oversees generally the operations of the Portfolios. The Trust enters into contractual arrangements with various parties, including among others, the Adviser, Sub-Advisers, custodian, and accountants, who provide services to the Portfolios. Shareholders are not parties to any such contractual arrangements and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

This Prospectus provides information concerning the Portfolios that you should consider in determining whether to purchase Portfolio shares. Neither this Prospectus nor the Statement of Additional Information is intended, or should be read, to be or create an agreement or contract between the Trust or a Portfolio and any shareholder, or to create any right in any shareholder or other person other than any rights under federal or state law that may not be waived.

The Adviser

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”), 1290 Avenue of the Americas, New York, New York 10104, manages each Portfolio. FMG LLC is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. FMG LLC also is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended; however, FMG LLC currently claims an exclusion (under CFTC Rule 4.5) from registration as a CPO with respect to each Portfolio. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs and may affect Portfolio returns. FMG LLC is a wholly owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”). AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. FMG LLC serves as the investment manager to mutual funds and other pooled investment vehicles and, as of December 31, 2016, had approximately $101.5 billion in assets under management.

The Adviser has a variety of responsibilities for the general management and administration of the Trust and the day-to-day management of the Portfolios. In addition to its managerial responsibilities, the Adviser also is responsible for determining the asset mix and/or asset allocation ranges for the Portfolios, as applicable, and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for the Portfolios, the Adviser will periodically establish specific percentage targets for each asset class and asset category and identify the specific Underlying Portfolios and/or Underlying ETFs, as applicable, to be held by a Portfolio using the Adviser’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios and/or Underlying ETFs, as applicable, as well as its outlook for the economy and financial markets. The Adviser also will rebalance each Portfolio’s holdings through its selection of Underlying Portfolios and/or Underlying ETFs, as applicable, as deemed necessary to bring the asset allocation of a Portfolio back into alignment with its asset allocation range.

As noted above, the Adviser has the authority to select and substitute Underlying Portfolios and/or Underlying ETFs, as applicable. The Adviser may be subject to potential conflicts of interest in selecting Underlying Portfolios and/or Underlying ETFs, as applicable, because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Adviser may be subject to potential conflicts of interest in selecting affiliated Underlying Portfolios because the fees paid to it by some of the affiliated Underlying Portfolios are higher than the fees paid by other affiliated Underlying Portfolios.

MANAGEMENT TEAM

The Adviser (cont’d)

A committee of FMG LLC investment personnel manages each Portfolio. The committee includes Messrs. Kozlowski, Chan and Poutas and Ms. Hu for each Charter Allocation Portfolio and each Target Allocation Portfolio. The committee includes Messrs. Kozlowski, Chan and Poutas for each AXA Allocation Portfolio.

Members of FMG LLC Committee	Business Experience
Kenneth T. Kozlowski, CFP®, ChFC, CLU	Mr. Kozlowski has served as Executive Vice President and Chief Investment Officer of FMG LLC since June 2012 and as Managing Director of AXA Equitable since September 2011. He served as Senior Vice President of FMG LLC from May 2011 to June 2012 and Vice President of AXA Equitable from February 2001 to August 2011. He has served as Vice President of the Trust from June 2010 to present. Since 2003 he has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC. Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust from 2002 to 2007.
Alwi Chan, CFA®	Mr. Chan has served as Senior Vice President and Deputy Chief Investment Officer of FMG LLC since June 2012 and as Lead Director of AXA Equitable since February 2007. He served as Vice President of FMG LLC from May 2011 to June 2012. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.
Xavier Poutas, CFA®	Mr. Poutas has served as an assistant portfolio manager of FMG LLC since May 2011 and Director of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.
Miao Hu, CFA®	Ms. Hu has served as an assistant portfolio manager of FMG LLC since May 2016. She has served as a Director of Portfolio Analytics of FMG LLC since December 2014. She joined AXA Equitable as a Lead Manager in November 2013. Prior to joining FMG LLC, she was an Associate Content Manager at FactSet from January 2012 to November 2013.

Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Portfolios is available in the Trust’s SAI.

The Adviser provides day-to-day management of the Portfolios. The Adviser has the ability to hire investment sub-advisers (“Sub-Advisers”) to provide research, stock selection, and trading services for the Portfolios, although the Portfolios do not currently have Sub-Advisers. The Adviser may also hire Sub-Advisers to provide research, stock selection, and trading services for an affiliated Underlying Portfolio. The Adviser is responsible for overseeing such Sub-Advisers and for recommending their hiring, termination and replacement to the affiliated Underlying Portfolio’s Board of Trustees. The Adviser has been granted relief by the SEC to hire, terminate and replace Sub-Advisers of the Portfolios and the affiliated Underlying Portfolios and to amend advisory agreements without obtaining shareholder approval, subject to the approval of the Trust’s Board or the affiliated Underlying Portfolio’s Board of Trustees, as applicable. In addition, the Adviser has the ability to allocate a Portfolio’s or affiliated Underlying Portfolio’s assets to additional Sub-Advisers, subject to approval of the Trust’s Board or the affiliated Underlying Portfolio’s Board of Trustees. The Adviser also has discretion to allocate a Portfolio’s or an affiliated Underlying Portfolio’s assets among its current Sub-Advisers. If a new Sub-Adviser is retained for a Portfolio or an affiliated Underlying Portfolio, the shareholders of the Portfolio or Underlying Portfolio would receive notice of such action. However, the Adviser may not enter into an advisory agreement with an “affiliated person” of the Adviser (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”) (“Affiliated Sub-Adviser”), such as AllianceBernstein L.P., unless the advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected Portfolio’s or affiliated Underlying Portfolio’s shareholders.

A discussion of the basis for the decision by the Board to approve the investment management agreement with respect to the Portfolios is available in the Trust’s Annual Report to Shareholders for the period ended December 31, 2016.

Management Fees

Each Portfolio pays a fee to the Adviser for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Adviser received in 2016 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Adviser in 2016 in accordance with the provisions of the Expense Limitation Agreement, as defined below, between the Adviser and the Trust with respect to the Portfolio.

MANAGEMENT TEAM

The Adviser (cont’d)

Portfolio	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
		Class A	Class B	Class K
AXA Conservative Allocation Portfolio	0.10%	–0.07%	–0.07%	–0.07%
AXA Conservative-Plus Portfolio	0.10%	–0.01%	–0.01%	–0.01%
AXA Moderate Allocation Portfolio	0.10%	0.00%	0.00%	0.00%
AXA Moderate-Plus Allocation Portfolio	0.10%	0.00%	0.00%	0.00%
AXA Aggressive Allocation Portfolio	0.10%	0.00%	0.00%	0.00%
CharterSM Aggressive Growth Portfolio	0.15%	N/A	–3.23%	N/A
CharterSM Conservative Portfolio	0.15%	N/A	–0.93%	N/A
CharterSM Growth Portfolio	0.15%	N/A	–1.66%	N/A
CharterSM Moderate Growth Portfolio	0.15%	N/A	–1.03%	N/A
CharterSM Moderate Portfolio	0.15%	N/A	–0.94%	N/A
CharterSM Alternative 100 Moderate Portfolio	0.15%	N/A	–0.78%	N/A
CharterSM Income Strategies Portfolio	0.15%	N/A	–2.70%	N/A
CharterSM Interest Rate Strategies Portfolio	0.15%	N/A	–2.67%	N/A
CharterSM International Moderate Portfolio	0.15%	N/A	–0.94%	N/A
CharterSM Multi-Sector Bond Portfolio	0.15%	–0.08%	–0.08%	–0.08%
CharterSM Real Assets Portfolio	0.15%	N/A	–1.94%	N/A
CharterSM Small Cap Growth Portfolio	0.15%	–0.16%	–0.16%	N/A
CharterSM Small Cap Value Portfolio	0.15%	–0.08%	–0.07%	N/A
Target 2015 Allocation Portfolio	0.10%	N/A	–0.13%	–0.13%
Target 2025 Allocation Portfolio	0.10%	N/A	–0.02%	–0.02%
Target 2035 Allocation Portfolio	0.10%	N/A	–0.06%	–0.06%
Target 2045 Allocation Portfolio	0.10%	N/A	–0.11%	–0.11%
Target 2055 Allocation Portfolio	0.10%	N/A	–1.47%	–0.92%

FMG LLC also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by FMG LLC include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each Charter Allocation Portfolio, AXA Allocation Portfolio and Target Allocation Portfolio pays FMG LLC its proportionate share of the Trust’s asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Charter Allocation Portfolios, AXA Allocation Portfolios and Target Allocation Portfolios are aggregated together and with the AXA Strategic Allocation Series Portfolios, AXA All Asset Allocation Series Portfolios and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Advisors Trust (the “EQAT Fund-of-Funds Portfolios”), which are also managed by FMG LLC and offered in other prospectuses. The asset-based administration fee is equal to an annual rate of 0.150% of the first $35 billion of the aggregate average daily net assets of the Charter Allocation Portfolios, AXA Allocation Portfolios, Target Allocation Portfolios and EQAT Fund-of-Funds Portfolios; 0.110% on the next $10 billion; 0.100% on the next $5 billion; and 0.095% thereafter. As noted in the prospectuses for the affiliated Underlying Portfolios FMG LLC and, in certain cases an affiliate, serve as investment manager, investment sub-adviser and/or administrator for those Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Portfolio. In this connection, the Adviser’s selection of Underlying Portfolios and Underlying ETFs may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting through April 30, 2018 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio, the Adviser has entered into an expense limitation agreement with the Trust with respect to the Charter Allocation Portfolios, AXA Allocation Portfolios and Target Allocation Portfolios (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, the Adviser has agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses including acquired fund fees and expenses of each Portfolio listed below (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed the following annualized rates.

MANAGEMENT TEAM

The Adviser (cont’d)

Portfolio	Class A	Class B	Class K
AXA Aggressive Allocation Portfolio	1.25%	1.25%	1.00%
AXA Conservative Allocation Portfolio	1.00%	1.00%	0.75%
AXA Conservative-Plus Allocation Portfolio	1.10%	1.10%	0.85%
AXA Moderate Allocation Portfolio	1.15%	1.15%	0.90%
AXA Moderate-Plus Allocation Portfolio	1.20%	1.20%	0.95%

CharterSM Conservative Portfolio	N/A	1.25%	N/A
CharterSM Moderate Portfolio	N/A	1.25%	N/A
CharterSM Moderate Growth Portfolio	N/A	1.35%	N/A
CharterSM Growth Portfolio	N/A	1.40%	N/A
CharterSM Aggressive Growth Portfolio	N/A	1.45%	N/A
CharterSM International Moderate Portfolio	N/A	1.25%	N/A
CharterSM Income Strategies Portfolio	N/A	1.20%	N/A
CharterSM Interest Rate Strategies Portfolio	N/A	1.20%	N/A
CharterSM Real Assets Portfolio	N/A	1.40%	N/A
CharterSM Alternative 100 Moderate Portfolio	N/A	1.55%	N/A
CharterSM Small Cap Growth Portfolio	1.45%	1.45%	1.20%
CharterSM Small Cap Value Portfolio	1.45%	1.45%	1.20%
CharterSM Multi-Sector Bond Portfolio	1.10%	1.10%	0.85%

Target 2015 Allocation Portfolio	1.10%	1.10%	0.85%
Target 2025 Allocation Portfolio	1.10%	1.10%	0.85%
Target 2035 Allocation Portfolio	N/A	1.10%	0.85%
Target 2045 Allocation Portfolio	N/A	1.10%	0.85%
Target 2055 Allocation Portfolio	N/A	1.10%	0.85%

The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses. The Adviser’s selection of Underlying Portfolios and Underlying ETFs may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement. Payments or waivers will increase returns and yield, and reimbursement of payments or waivers will decrease returns and yield.

Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and 1290 VT GAMCO Small Company Value Portfolio (formerly, EQ/GAMCO Small Company Value Portfolio) (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to dismiss as it related to the unjust enrichment claim.

MANAGEMENT TEAM

The Adviser (cont’d)

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment and other pre-trial motions, which were denied by the Court in August 2015.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of FMG LLC and AXA Equitable, finding that the Plaintiffs had failed to meet their burden to demonstrate that FMG LLC and AXA Equitable breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiffs filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit.

No liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

In November 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, (but none of the Portfolios described in this Prospectus), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios, (but none of the Portfolios described in this Prospectus), as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit has been consolidated with a number of related lawsuits around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or their respective portfolios. Certain of the Plaintiffs’ claims have been dismissed and in March 2016 the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of those claims. In September 2016, Plaintiffs filed a petition for a writ of certiorari with the United States Supreme Court, which is currently pending. In January 2017, the United States District Court for the Southern District of New York dismissed the remaining claims involving shareholders, such as the portfolios, who sold their shares as part of the public tender offers. The Plaintiffs have requested permission from the court to appeal its decision to the Second Circuit. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Adviser believes a loss is not probable.

PORTFOLIO SERVICES

Buying and Selling Shares

All shares are purchased and sold at their net asset value without any sales load. The Portfolios are not designed for market-timers, see the section entitled “Purchase and Redemption Restrictions on Market-Timers and Active Traders” below.

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is received and accepted by a Portfolio or its designated agent. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios typically expect to meet redemption requests by paying out available cash or proceeds from selling portfolio holdings, which may include cash equivalent portfolio holdings. Redemption methods also may include redeeming in kind under appropriate circumstances, such as in connection with transactions involving the substitution of shares of one Portfolio (the replacement portfolio) for shares of another Portfolio (the replaced portfolio) held by insurance company separate accounts to fund contracts.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The Portfolios reserve the right to suspend or change the terms of purchasing shares.

Purchase and Redemption Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of a Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest a significant portion of their assets in foreign securities, the securities of small- and mid-capitalization companies, or high-yield securities, it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a Portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s Board has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of Portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s polices and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders, including Contractholders whose accounts are held through omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which FMG LLC and its affiliates, on behalf of the Trust, seek to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on the ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If FMG LLC, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, FMG LLC or an affiliate may, among other things, restrict the availability of personal telephone requests, facsimile

PORTFOLIO SERVICES (cont’d)

transmissions, automated telephone services, internet services or any electronic transfer services. FMG LLC or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, FMG LLC or an affiliate may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, FMG LLC or an affiliate sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, FMG LLC or an affiliate may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, FMG LLC or an affiliate currently will restrict the availability of voice, fax and automated transaction services. FMG LLC or an affiliate currently will apply such action for the remaining life of each affected Contract. Because FMG LLC or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although Contractholders who have engaged in disruptive transfer activity currently receive letters notifying them of FMG LLC’s or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future. Consistent with seeking to discourage potentially disruptive transfer activity, FMG LLC, an affiliate thereof or the Trust also may, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to transfers or purchases and redemptions of shares of Portfolios of the Trust by funds of funds managed by FMG LLC. These transfers, purchases and redemptions are exempt from the above policies and procedures because they are initiated pursuant to asset allocation strategies developed by FMG LLC and its affiliates and, therefore, are not intended to disadvantage the relevant portfolios or their shareholders.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Portfolio.

Selling Restrictions

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

Restriction	Situation
A Portfolio may suspend the right of redemption or postpone payment for more than 7 days:

•  When the New York Stock Exchange is closed (other than a weekend/holiday).

•  When trading is restricted by the SEC.

•  When the SEC declares that an emergency exists.

•  Any other period permitted by the SEC.

A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of FMG LLC.

PORTFOLIO SERVICES (cont’d)

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of Portfolio shares is determined according to the following schedule:

•

A share’s net asset value is normally determined each day the New York Stock Exchange (“Exchange”) is open for trading as of 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the Exchange a share’s price would still normally be determined as of 4:00 p.m. Eastern Time.

•

The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying Portfolios that may invest heavily in foreign securities, which sometimes trade on days when a Portfolio’s shares are not priced.

Shares of the Underlying Portfolios held by the Portfolios are valued at their net asset value. Generally, other portfolio securities and assets held by the Portfolios as well as the portfolio securities and assets held by the Underlying Portfolios, including any affiliated Underlying Portfolios are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, the security will be valued using the fair value procedures by or under the direction of the Portfolio’s Board at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — for exchange-traded options last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last settlement price or, if there is no sale, latest available bid price.

•

Investment company securities — shares of open-end mutual funds (other than ETFs) held by a portfolio will be valued at the net asset value of the shares of such funds as described in the applicable funds’ prospectuses.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a stable net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Securities and assets for which market quotations are not readily available, for which valuation cannot be provided or for which events or circumstances occurring after the close of the relevant market or exchange materially affect their value are valued pursuant to the fair value procedures in good faith by or under the direction of the Trust’s Board of Trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small-capitalization issuers, high yield securities and securities of certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing (a method that takes into consideration the value of other securities with similar characteristics, such as ratings, yield and maturity), discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

PORTFOLIO SERVICES (cont’d)

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board believes will reflect fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s net asset value by those traders.

For an explanation of the circumstances under which the unaffiliated Underlying Portfolios and Underlying ETFs will use fair value pricing and the effects of using fair value pricing, see the unaffiliated Underlying Portfolios’ and Underlying ETFs’ prospectuses and statements of additional information.

Dividends and Other Distributions

Each Portfolio generally distributes most or all of its net investment income and net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of the distributing class of that Portfolio.

Tax Consequences

Each Portfolio is treated as a separate corporation, and intends to continue to qualify each taxable year to be treated as a regulated investment company (“RIC”), for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax requirements, including requirements regarding types of investments, limits on investments, types of income, and distributions. To comply with all these requirements may, from time to time, necessitate a Portfolio’s disposition of one or more investments when it might not otherwise do so. A RIC that satisfies the federal tax requirements is not taxed at the entity (Portfolio) level to the extent it passes through its net income and net realized gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if any Portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent that any Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that would reduce its investment performance.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a “look-through” rule in determining whether those accounts meet the investment diversification rules applicable to them. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts indirectly funded through that Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. FMG LLC, in its capacity as the Adviser and as the administrator of the Trust, therefore carefully monitors each Portfolio’s compliance with all of the RIC requirements and separate accounts investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Additional Information

Portfolio Distribution Arrangements

The Portfolios are distributed by AXA Distributors, LLC, an affiliate of FMG LLC, (the “Distributor”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Portfolios’ Class A and Class B shares. Under the Distribution Plan, Class A and Class B shares are charged a distribution and/or service (12b-1) fee to compensate the Distributor for promoting, selling and servicing shares of the Portfolios. The distribution and/or service (12b-1) fee may be retained by the Distributor or used to pay financial intermediaries for similar services. The maximum annual distribution and/or service (12b-1) fee for each Portfolio’s Class A and Class B shares is equal to an annual rate of 0.25% of the average daily net assets attributable to Class A and Class B shares. Because these fees are paid out of each Portfolio’s assets on an ongoing basis, over time, these fees for Class A and Class B shares will increase the cost of your investment and may cost you more than paying other types of charges.

The Distributor may receive payments from certain investment advisers or Sub-Advisers of the Underlying Portfolios and Underlying ETFs or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the investment advisers or Sub-Advisers respective Underlying Portfolios and Underlying ETFs. These sales meetings or seminar sponsorships may provide the investment advisers with increased access to persons involved in the distribution of the Contracts. The Distributor also may receive other marketing support from the investment advisers or Sub-Advisers in connection with the distribution of the Contracts.

PORTFOLIO SERVICES (cont’d)

Compensation to Financial Intermediaries

In addition to the distribution and service fees paid by the Portfolios, the Distributor or the Adviser (or one of their affiliates) may make payments out of its own resources to provide additional compensation to selected affiliated and unaffiliated sponsoring insurance companies (or their affiliates) or other financial intermediaries (collectively, “financial intermediaries”). These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Portfolios or insurance products for which a Portfolio serves as an underlying investment. Such payments, which are sometimes referred to as “revenue sharing,” may be calculated by reference to the gross or net sales by such person, the average net assets of shares held by the customers of such person, the number of accounts of the Portfolios attributable to such person, on the basis of a flat fee or a negotiated lump sum payment for services provided, or otherwise.

The additional payments to such financial intermediaries are negotiated based on a number of factors including, but not limited to, quality of service, reputation in the industry, ability to attract and retain assets, target markets, customer relationships, and relationship with the Distributor or its affiliates. No one factor is determinative of the type or amount of additional compensation to be provided. The amount of these payments, as determined from time to time by the Distributor or the Adviser (or an affiliate) in its sole discretion, may be different for different financial intermediaries. The compensation arrangements described in this section are not mutually exclusive, and a single financial intermediary may receive multiple types of compensation. These additional payments are made by the Adviser, the Distributor or their respective affiliates and do not increase the amount paid by you or the Portfolios as shown under the heading “Fees and Expenses of the Portfolio” in the Portfolio summaries in this Prospectus.

Payments by the Distributor and/or the Adviser (and their affiliates) to financial intermediaries may include payments for providing recordkeeping services with respect to certain groups of investors in the Portfolios, including Contract owners that allocate contract value indirectly to one or more Portfolios (collectively referred to as “subaccounting” services, and Contract owners and other investors as “investors”). The subaccounting services typically include: (i) maintenance of master accounts with the Portfolios (e.g., recordkeeping for insurance company separate accounts investing in the Portfolios); (ii) tracking, recording and transmitting net purchase and redemption orders for Portfolio shares; (iii) establishing and maintaining investor accounts and records; (iv) recording investor account balances and changes thereto; (v) distributing redemption proceeds and transmitting net purchase payments and arranging for the wiring of funds; (vi) reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Portfolios; (vii) maintaining and preserving records related to the purchase, redemption and other account activity of investors; (viii) providing statements to investors; (ix) furnishing proxy materials, periodic fund reports, prospectuses and other communications to investors as required; (x) assisting with proxy solicitations on behalf of the Portfolios, including soliciting and compiling voting instructions from Contract owners; (xi) responding to inquiries from investors about the Portfolios and (xii) providing information in order to assist the Portfolios in their compliance with state securities laws.

Such payments also may be made to provide additional compensation to financial intermediaries for various marketing support services, including, without limitation, providing periodic and ongoing education and training and support of financial intermediary personnel regarding the Portfolios and the financial planning needs of investors who purchase through financial intermediaries; adding the Portfolios to the list of underlying investment options in an insurance company’s variable products; disseminating to financial intermediary personnel information and product marketing materials regarding the Portfolios; explaining to financial intermediaries’ clients the features and characteristics of the Portfolios; conducting due diligence regarding the Portfolios; granting access (in some cases on a preferential basis over other competitors) to sales meetings, sales representatives and management representatives of the financial intermediary; and providing business planning assistance, marketing support, advertising and other services. The Distributor and its affiliates may make other payments or allow other promotional incentives to financial intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

The Distributor and its affiliates may make the payments described above in order to promote the sale of Portfolio shares and the retention of those investments by clients of insurance companies, and participants in retirement plans and other qualified investors. To the extent these financial intermediaries sell more shares of the Portfolios or retain shares of the Portfolios in their customers’ accounts, the Adviser, the Distributor and their affiliates may directly or indirectly benefit from the incremental management and other fees paid to the Adviser and the Distributor by the Portfolios with respect to those assets.

The Portfolios’ portfolio transactions are not used as a form of sales-related compensation to financial intermediaries that promote or sell shares of the Portfolios and the promotion or sale of such shares is not considered as a factor in the selection of broker-dealers to execute the Portfolios’ portfolio transactions. The Adviser places each Portfolio’s portfolio transactions with broker-dealer firms based on the firm’s ability to provide the best net results from the transaction to the Portfolio. To the extent that the Adviser determines that a financial intermediary can provide a Portfolio with the best net results, the Adviser may place the Portfolio’s portfolio transactions with the financial intermediary even though it sells or has sold shares of the Portfolio.

You can find further information in the SAI about the payments made by the Distributor or the Adviser and their affiliates and the services provided by your financial intermediary. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. You can also ask your financial intermediary about any payments it receives from the Distributor or its affiliates and any services your financial intermediary provides, as well as about fees and/or commissions it charges.

DESCRIPTION OF BENCHMARKS

The performance of each of the Trust’s Portfolios as shown in the section “Investments, Risks, and Performance” is compared to that of broad-based securities market indexes and/or a hypothetical composite index. Each of the Portfolios’ annualized rates of return is net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities markets indexes are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities markets indexes are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities markets index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

8% Bloomberg Barclays U.S. Intermediate Government Bond Index / 25% MSCI EAFE® Index / 14% S&P MidCap 400® Index / 39% S&P 500® Index / 12% Russell 2000® Index / 2% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 8%, the MSCI EAFE® Index at a weighting of 25%, the S&P MidCap 400® Index at a weighting of 14%, the S&P 500® Index at a weighting of 39%, the Russell 2000® Index at a weighting of 12% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 2%.

25% Bloomberg Barclays U.S. Intermediate Government Bond Index / 20% MSCI EAFE® Index / 12% S&P MidCap 400® Index / 28% S&P 500® Index / 10% Russell 2000® Index / 5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 25%, the MSCI EAFE® Index at a weighting of 20%, the S&P MidCap 400® Index at a weighting of 12%, the S&P 500® Index at a weighting of 28%, the Russell 2000® Index at a weighting of 10% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 5%.

42% Bloomberg Barclays U.S. Intermediate Government Bond Index / 15% MSCI EAFE® Index / 9% S&P MidCap 400® Index / 20% S&P 500® Index / 6% Russell 2000® Index / 8% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 42%, the MSCI EAFE® Index at a weighting of 15%, the S&P MidCap 400® Index at a weighting of 9%, the S&P 500® Index at a weighting of 20%, the Russell 2000® Index at a weighting of 6% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 8%.

50% Bloomberg Barclays U.S. Intermediate Government Bond Index / 10% MSCI EAFE Index / 8% S&P MidCap 400® Index / 18% S&P 500® Index / 4% Russell 2000® Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 50%, the MSCI EAFE® Index at a weighting of 10%, the S&P MidCap 400® Index at a weighting of 8%, the S&P 500® Index at a weighting of 18%, the Russell 2000® Index at a weighting of 4% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 10%.

66% Bloomberg Barclays U.S. Intermediate Government Bond Index / 5% MSCI EAFE® Index / 4% S&P MidCap 400® Index / 10% S&P 500® Index / 1% Russell 2000® Index / 14% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 66%, the MSCI EAFE® Index at a weighting of 5%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 10%, the Russell 2000® Index at a weighting of 1% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 14%.

20% MSCI AC World (Net) Index / 75% Bloomberg Barclays U.S. Aggregate Bond Index / 5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 20%, the Bloomberg Barclays U.S. Aggregate Bond Index at a weighting of 75%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 5%.

20% MSCI AC World (Net) Index / 50% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index / 25% BofA Merrill Lynch Global Broad Market ex U.S. Index / 5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 20%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 50%, the BofA Merrill Lynch Global Broad Market ex U.S. Index at a weighting of 25% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 5%.

25% MSCI AC World (Net) Index / 50% Bloomberg Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 25%, the Bloomberg Barclays U.S. Aggregate Bond Index at a weighting of 50%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 25%.

30% Bloomberg Barclays World Government Inflation-linked Bond Index / 70% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays World Government Inflation-linked Bond Index at a weighting of 30% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 70%.

DESCRIPTION OF BENCHMARKS (cont’d)

35% MSCI AC World (Net) Index / 37% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index / 18% BofA Merrill Lynch Global Broad Market ex U.S. Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 35%, the Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 37%, the BofA Merrill Lynch Global Broad Market ex U.S. Index at a weighting of 18% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 10%.

35% MSCI AC World (Net) Index / 55% Bloomberg Barclays U.S. Aggregate Bond Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 35%, the Barclays U.S. Aggregate Bond Index at a weighting of 55%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 10%.

35% MSCI AC World ex. U.S. (Net) Index / 55% BofA Merrill Lynch Global Broad Market ex. U.S. Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World ex. U.S. (Net) Index at a weighting of 35%, the BofA Merrill Lynch Global Broad Market ex. U.S. Index at a weighting of 55%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 10%.

45% MSCI AC World (Net) Index / 27% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index / 13% BofA Merrill Lynch Global Broad Market ex U.S. Index / 15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 45%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 27%, the BofA Merrill Lynch Global Broad Market ex U.S. Index at a weighting of 13% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 15%.

45% MSCI AC World (Net) Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index / 15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 45%, the Bloomberg Barclays U.S. Aggregate Bond Index at a weighting of 40%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 15%.

55% MSCI AC World (Net) Index / 25% Bloomberg Barclays U.S. Aggregate Bond Index / 20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 55%, the Bloomberg Barclays U.S. Aggregate Bond Index at a weighting of 25%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 20%.

55% MSCI AC World (Net) Index / 17% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index / 8% BofA Merrill Lynch Global Broad Market ex U.S. Index / 20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 55%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 17%, the BofA Merrill Lynch Global Broad Market ex U.S. Index at a weighting of 8% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 20%.

65% MSCI AC World (Net) Index / 7% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index / 3% BofA Merrill Lynch Global Broad Market ex U.S. Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 65%, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 7%, the BofA Merrill Lynch Global Broad Market ex U.S. Index at a weighting of 3% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 25%.

65% MSCI AC World (Net) Index / 10% Bloomberg Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 65%, the Bloomberg Barclays U.S. Aggregate Bond Index at a weighting of 10%, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 25%.

Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as the Barclays U.S. Aggregate Bond Index) covers the U.S. dollar denominated investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass throughs, asset-backed securities and commercial mortgage-based securities.

Bloomberg Barclays U.S. Intermediate Government Bond Index (formerly known as the Barclays U.S. Intermediate Government Bond Index) is an unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years.

Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (formerly known as the Barclays U.S. Intermediate Government/Credit Bond Index) is an unmanaged, market value weighted index which includes Treasuries, government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and investment grade corporate bonds with maturities of one to 10 years.

Bloomberg Barclays World Government Inflation-Linked Bond Index (formerly known as the Barclays World Government Inflation-Linked Bond Index) measures the performance of the major government inflation-linked bond markets. The index is designed to include only those markets in which a global government linked fund is likely and

DESCRIPTION OF BENCHMARKS (cont’d)

able to invest. To be included a market must have aggregate issuance of $4 billion or more and have minimum rating of A3/A- for G7 and euro-zone issuers, Aa3/AA- otherwise, using the middle rating from Moody’s, S&P and Fitch (“two out of three” rule).

BofA Merrill Lynch All U.S. Convertibles Index consists of U.S. dollar denominated investment grade and non-investment grade convertible securities sold into the U.S. market and publicly traded in the United States. The index constituents are market value weighted based on the convertible securities prices and outstanding shares, and the underlying index is rebalanced daily.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

BofA Merrill Lynch Global Broad Market ex. U.S. Index tracks the performance of investment grade debt publicly issued in the major domestic and eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars.

Credit Suisse Fixed Income Arbitrage Hedge Fund Index measures the aggregate performance of fixed income arbitrage funds. Fixed income arbitrage funds typically attempt to generate profits by exploiting inefficiencies and price anomalies between related fixed income securities. Funds often seek to limit volatility by hedging out exposure to the market and interest rate risk.

Credit Suisse Managed Futures Hedge Fund Index is a subset of the Credit Suisse Hedge Fund IndexSM that measures the aggregate performance of managed futures funds. Managed futures funds (often referred to as CTAs or Commodity Trading Advisors) typically focus on investing in listed bond, equity, commodity futures and currency markets, globally.

Deutsche Bank G10 Currency Future Harvest Index reflects the return from investing long in currency futures for currencies with relatively high yielding interest rates and short in currency futures for currencies with relatively low yielding interest rates. This is designed to exploit the trend that currencies trading with a forward discount tend to on average perform better than those trading at a forward premium.

Dow Jones Moderate Portfolio Index is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index.

Dow Jones Moderately Aggressive Portfolio Index is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 80% of the risk of an all-stock index.

Dow Jones Moderately Conservative Portfolio Index is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 40% of the risk of an all-stock index.

FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide.

Morgan Stanley Capital International (MSCI) AC World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 23 emerging markets. The index covers approximately 85% of the global investment opportunities.

Morgan Stanley Capital International (MSCI) AC World ex. U.S. (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 22 developed markets (excludes the U.S.) and 23 emerging markets.

Morgan Stanley Capital International (MSCI) EAFE®, Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Morgan Stanley Multi-Strategy Alternative Index is a quantitative, rules-based index consisting of five long, short and market-neutral (long/short) strategies which aim to capture alternative risk premia across equities, interest rates, currencies and volatility markets.

Red Rocks Global Listed Private Equity Index is designed to track the performance of private equity firms which are publicly traded on any nationally recognized exchange worldwide. These companies invest in, lend capital to, or provide services to privately held businesses. The index is comprised of 40 to 75 public companies representing a means of diversified exposure to private equity firms.

Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted.

DESCRIPTION OF BENCHMARKS (cont’d)

Russell 2000® Index is an unmanaged index which measures the performance of approximately 2000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is market-capitalization weighted.

Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is market-capitalization weighted.

Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”) is a weighted index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The index captures approximately 7% of the U.S. equities market. The index returns reflect the reinvestment of dividends.

Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”) is a weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s (“S&P”) Target Date® Index Series comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through a survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

S&P Global Infrastructure Index tracks 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities.

S&P GSCI® Index is a measure of commodity market performance over time. It is calculated primarily on a world production-weighted basis and comprises the principal physical commodities that are the subject of active, liquid futures markets.

S&P GSCI® Precious Metals Index provides a benchmark for investment performance in the precious metals market. The index is world-production weighted.

S&P Long-Only Merger Arbitrage Index seeks to model a risk arbitrage strategy that exploits commonly observed price changes associated with mergers. The index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals.

S&P North American Natural Resources Sector Index represents U.S. traded securities that are classified under the GICS® energy and materials sector excluding the chemicals industry; and steel sub-industry.

The Charter Alternative 100 Moderate Composite Index is a hypothetical combination of unmanaged indexes which combines the total return of the Morgan Stanley Multi-Strategy Alternative Index at a weighting of 10.20%, the S&P GSCI® Index at a weighting of 10.20%, the BofA Merrill Lynch All U.S. Convertibles Index at a weighting of 10.20%, the Deutche Bank G10 Currency Future Harvest Index at a weighting of 10.20%, the S&P Global Infrastructure Index at a weighting of 10.20%, the FTSE EPRA/NAREIT Developed Index at a weighting of 10.20%, the Red Rocks Global Listed Private Equity Index at a weighting of 1.00%, the Credit Suisse Fixed Income Arbitrage Hedge Fund Index at a weighting of 3.60%, the Credit Suisse Managed Futures Hedge Fund Index at a weighting of 3.60%, the S&P Long Only Merger Arbitrage Index at a weighting of 10.20%, the S&P North American Natural Resources Sector Index at a weighting of 10.20% and the S&P GSCI® Precious Metals Index at a weighting of 10.20%.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance for each Portfolio’s Class A, Class B and Class K shares, as applicable. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolios’ operations). The financial information below for the Class A, Class B and/or Class K shares of each Portfolio, as applicable, has been derived from the financial statements of the Portfolio, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Portfolio’s financial statements as of December 31, 2016 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Portfolios’ SAI and available upon request.

AXA Conservative Allocation Portfolio

	Class A
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$9.29		$9.55		$9.67		$9.60		$9.39

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.08		0.06		0.05		0.05		0.06
Net realized and unrealized gain (loss) on investments	0.18		(0.07)		0.20		0.36		0.36

Total from investment operations	0.26		(0.01)		0.25		0.41		0.42

Less distributions:
Dividends from net investment income	(0.09)		(0.08)		(0.08)		(0.09)		(0.08)
Distributions from net realized gains	(0.12)		(0.17)		(0.29)		(0.25)		(0.13)

Total dividends and distributions	(0.21)		(0.25)		(0.37)		(0.34)		(0.21)

Net asset value, end of year	$9.34		$9.29		$9.55		$9.67		$9.60

Total return	2.84%		(0.16)%		2.61%		4.32%		4.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$23,596		$25,419		$27,181		$28,762		$29,519
Ratio of expenses to average net assets:
After waivers(f)	0.46	%(j)	0.47	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)
Before waivers(f)	0.53%		0.52%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	0.86%		0.64%		0.53%		0.53%		0.59%
Before waivers(f)(x)	0.80%		0.60%		0.46%		0.46%		0.51%
Portfolio turnover rate^	12%		10%		7%		9%		30%

FINANCIAL HIGHLIGHTS (cont’d)

AXA Conservative Allocation Portfolio (continued)

	Class B
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$9.29		$9.56		$9.68		$9.61		$9.39

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.08		0.06		0.05		0.04		0.06
Net realized and unrealized gain (loss) on investments	0.19		(0.08)		0.20		0.37		0.37

Total from investment operations	0.27		(0.02)		0.25		0.41		0.43

Less distributions:
Dividends from net investment income	(0.09)		(0.08)		(0.08)		(0.09)		(0.08)
Distributions from net realized gains	(0.12)		(0.17)		(0.29)		(0.25)		(0.13)

Total dividends and distributions	(0.21)		(0.25)		(0.37)		(0.34)		(0.21)

Net asset value, end of year	$9.35		$9.29		$9.56		$9.68		$9.61

Total return	2.95%		(0.26)%		2.61%		4.32%		4.65%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,326,851		$1,382,210		$1,528,163		$1,779,026		$2,230,482
Ratio of expenses to average net assets:
After waivers(f)	0.46	%(j)	0.47	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)
Before waivers(f)	0.53%		0.52%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	0.86%		0.66%		0.53%		0.43%		0.62%
Before waivers(f)(x)	0.80%		0.61%		0.45%		0.36%		0.54%
Portfolio turnover rate^	12%		10%		7%		9%		30%

FINANCIAL HIGHLIGHTS (cont’d)

AXA Conservative Allocation Portfolio (continued)

	Class K
	Year Ended December 31,								August 29, 2012* to December 31, 2012
	2016		2015		2014		2013
Net asset value, beginning of period	$9.27		$9.54		$9.66		$9.59		$9.67

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.12		0.11		0.13		0.16		0.12
Net realized and unrealized gain (loss) on investments	0.18		(0.11)		0.15		0.28		(0.01)

Total from investment operations	0.30		—	#	0.28		0.44		0.11

Less distributions:
Dividends from net investment income	(0.12)		(0.10)		(0.11)		(0.12)		(0.11)
Distributions from net realized gains	(0.12)		(0.17)		(0.29)		(0.25)		(0.08)

Total dividends and distributions	(0.24)		(0.27)		(0.40)		(0.37)		(0.19)

Net asset value, end of period	$9.33		$9.27		$9.54		$9.66		$9.59

Total return(b)	3.21%		(0.02)%		2.87%		4.59%		1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,697		$3,647		$2,473		$1,004		$14
Ratio of expenses to average net assets:
After waivers(a)(f)	0.21	%(j)	0.22	%(j)	0.21	%(j)	0.20	%(j)	0.21	%(j)
Before waivers(a)(f)	0.28%		0.27%		0.28%		0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers(a)(f)(x)	1.31%		1.12%		1.32%		1.58%		3.50	%(l)
Before waivers(a)(f)(x)	1.25%		1.08%		1.25%		1.50%		3.42	%(l)
Portfolio turnover rate^	12%		10%		7%		9%		30%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

AXA Conservative-Plus Allocation Portfolio

	Class A
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$9.46		$9.96		$10.15		$9.64		$9.17

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.08		0.05		0.05		0.05		0.05
Net realized and unrealized gain (loss) on investments	0.37		(0.12)		0.27		0.92		0.63

Total from investment operations	0.45		(0.07)		0.32		0.97		0.68

Less distributions:
Dividends from net investment income	(0.09)		(0.08)		(0.10)		(0.14)		(0.08)
Distributions from net realized gains	(0.26)		(0.35)		(0.41)		(0.32)		(0.13)

Total dividends and distributions	(0.35)		(0.43)		(0.51)		(0.46)		(0.21)

Net asset value, end of year	$9.56		$9.46		$9.96		$10.15		$9.64

Total return	4.73%		(0.67)%		3.19%		10.17%		7.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,136		$18,349		$20,884		$22,020		$20,693
Ratio of expenses to average net assets:
After waivers(f)	0.52	%(j)	0.53	%(j)	0.51	%(j)	0.51	%(j)	0.51	%(j)
Before waivers(f)	0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	0.79%		0.53%		0.48%		0.52%		0.56%
Before waivers(f)(x)	0.78%		0.53%		0.47%		0.50%		0.55%
Portfolio turnover rate^	11%		8%		10%		12%		22%

	Class B
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$9.46		$9.96		$10.16		$9.64		$9.18

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.08		0.05		0.05		0.05		0.05
Net realized and unrealized gain (loss) on investments	0.38		(0.12)		0.26		0.93		0.62

Total from investment operations	0.46		(0.07)		0.31		0.98		0.67

Less distributions:
Dividends from net investment income	(0.09)		(0.08)		(0.10)		(0.14)		(0.08)
Distributions from net realized gains	(0.26)		(0.35)		(0.41)		(0.32)		(0.13)

Total dividends and distributions	(0.35)		(0.43)		(0.51)		(0.46)		(0.21)

Net asset value, end of year	$9.57		$9.46		$9.96		$10.16		$9.64

Total return	4.84%		(0.67)%		3.08%		10.28%		7.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,354,790		$1,414,428		$1,607,870		$1,811,723		$1,921,881
Ratio of expenses to average net assets:
After waivers(f)	0.52	%(j)	0.53	%(j)	0.51	%(j)	0.51	%(j)	0.51	%(j)
Before waivers(f)	0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	0.81%		0.54%		0.46%		0.49%		0.57%
Before waivers(f)(x)	0.80%		0.54%		0.45%		0.47%		0.55%
Portfolio turnover rate^	11%		8%		10%		12%		22%

FINANCIAL HIGHLIGHTS (cont’d)

AXA Conservative-Plus Allocation Portfolio (continued)

	Class K
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$9.46		$9.96		$10.15		$9.64		$9.17

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.11		0.08		0.08		0.08		0.08
Net realized and unrealized gain (loss) on investments	0.37		(0.12)		0.27		0.92		0.62

Total from investment operations	0.48		(0.04)		0.35		1.00		0.70

Less distributions:
Dividends from net investment income	(0.12)		(0.11)		(0.13)		(0.17)		(0.10)
Distributions from net realized gains	(0.26)		(0.35)		(0.41)		(0.32)		(0.13)

Total dividends and distributions	(0.38)		(0.46)		(0.54)		(0.49)		(0.23)

Net asset value, end of year	$9.56		$9.46		$9.96		$10.15		$9.64

Total return	4.99%		(0.42)%		3.44%		10.45%		7.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$37,441		$36,735		$40,720		$41,040		$38,942
Ratio of expenses to average net assets:
After waivers(f)	0.27	%(j)	0.28	%(j)	0.26	%(j)	0.26	%(j)	0.26	%(j)
Before waivers(f)	0.28%		0.28%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	1.10%		0.79%		0.75%		0.78%		0.84%
Before waivers(f)(x)	1.09%		0.79%		0.73%		0.76%		0.82%
Portfolio turnover rate^	11%		8%		10%		12%		22%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate Allocation Portfolio

	Class A
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$13.43		$14.18		$14.55		$13.45		$12.60

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.11		0.08		0.07		0.08		0.07
Net realized and unrealized gain (loss) on investments	0.60		(0.20)		0.37		1.66		1.05

Total from investment operations	0.71		(0.12)		0.44		1.74		1.12

Less distributions:
Dividends from net investment income	(0.12)		(0.12)		(0.16)		(0.23)		(0.11)
Distributions from net realized gains	(0.43)		(0.51)		(0.65)		(0.41)		(0.16)

Total dividends and distributions	(0.55)		(0.63)		(0.81)		(0.64)		(0.27)

Net asset value, end of year	$13.59		$13.43		$14.18		$14.55		$13.45

Total return	5.35%		(0.84)%		3.04%		13.07%		8.85%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,064,205		$2,122,648		$2,307,372		$2,408,537		$2,307,690
Ratio of expenses to average net assets:
After waivers(f)	0.52	%(o)	0.51	%(n)	0.53	%(j)	0.53	%(k)	0.54	%(k)
Before waivers(f)	0.52%		0.51%		0.53%		0.53%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	0.78%		0.53%		0.48%		0.57%		0.54%
Before waivers(f)(x)	0.78%		0.53%		0.48%		0.57%		0.54%
Portfolio turnover rate^	9%		8%		10%		11%		18%

	Class B
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$13.33		$14.09		$14.46		$13.36		$12.52

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.10		0.07		0.07		0.08		0.07
Net realized and unrealized gain (loss) on investments	0.61		(0.20)		0.37		1.66		1.03

Total from investment operations	0.71		(0.13)		0.44		1.74		1.10

Less distributions:
Dividends from net investment income	(0.12)		(0.12)		(0.16)		(0.23)		(0.10)
Distributions from net realized gains	(0.43)		(0.51)		(0.65)		(0.41)		(0.16)

Total dividends and distributions	(0.55)		(0.63)		(0.81)		(0.64)		(0.26)

Net asset value, end of year	$13.49		$13.33		$14.09		$14.46		$13.36

Total return	5.38%		(0.92)%		3.06%		13.15%		8.82%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,669,408		$6,037,275		$6,809,285		$7,511,631		$7,493,390
Ratio of expenses to average net assets:
After waivers(f)	0.52	%(o)	0.51	%(n)	0.53	%(j)	0.53	%(k)	0.54	%(k)
Before waivers(f)	0.52%		0.51%		0.53%		0.53%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	0.77%		0.52%		0.46%		0.54%		0.54%
Before waivers(f)(x)	0.77%		0.52%		0.46%		0.54%		0.54%
Portfolio turnover rate^	9%		8%		10%		11%		18%

FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate Allocation Portfolio (continued)

	Class K
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$13.43		$14.18		$14.55		$13.45		$12.60

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.14		0.11		0.11		0.12		0.11
Net realized and unrealized gain (loss) on investments	0.61		(0.20)		0.37		1.66		1.04

Total from investment operations	0.75		(0.09)		0.48		1.78		1.15

Less distributions:
Dividends from net investment income	(0.16)		(0.15)		(0.20)		(0.27)		(0.14)
Distributions from net realized gains	(0.43)		(0.51)		(0.65)		(0.41)		(0.16)

Total dividends and distributions	(0.59)		(0.66)		(0.85)		(0.68)		(0.30)

Net asset value, end of year	$13.59		$13.43		$14.18		$14.55		$13.45

Total return	5.61%		(0.60)%		3.30%		13.35%		9.12%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$287,164		$286,432		$310,021		$317,885		$298,541
Ratio of expenses to average net assets:
After waivers(f)	0.27	%(o)	0.26	%(n)	0.28	%(j)	0.28	%(k)	0.29	%(k)
Before waivers(f)	0.27%		0.26%		0.28%		0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	1.04%		0.78%		0.74%		0.82%		0.79%
Before waivers(f)(x)	1.04%		0.78%		0.74%		0.82%		0.79%
Portfolio turnover rate^	9%		8%		10%		11%		18%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate-Plus Allocation Portfolio

	Class A
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$10.38		$11.14		$11.66		$10.27		$9.43

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.08		0.05		0.06		0.07		0.06
Net realized and unrealized gain (loss) on investments	0.68		(0.19)		0.38		1.95		1.02

Total from investment operations	0.76		(0.14)		0.44		2.02		1.08

Less distributions:
Dividends from net investment income	(0.10)		(0.10)		(0.15)		(0.24)		(0.08)
Distributions from net realized gains	(0.46)		(0.52)		(0.81)		(0.39)		(0.16)

Total dividends and distributions	(0.56)		(0.62)		(0.96)		(0.63)		(0.24)

Net asset value, end of year	$10.58		$10.38		$11.14		$11.66		$10.27

Total return	7.24%		(1.29)%		3.72%		19.86%		11.50%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$218,035		$221,573		$246,364		$255,926		$230,680
Ratio of expenses to average net assets:
After waivers(f)	0.51	%(k)	0.51	%(n)	0.52	%(j)	0.52	%(k)	0.52	%(k)
Before waivers(f)	0.51%		0.51%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	0.74%		0.47%		0.49%		0.64%		0.55%
Before waivers(f)(x)	0.74%		0.47%		0.49%		0.64%		0.55%
Portfolio turnover rate^	8%		9%		10%		11%		15%

	Class B
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$10.38		$11.14		$11.66		$10.27		$9.43

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.08		0.05		0.06		0.07		0.05
Net realized and unrealized gain (loss) on investments	0.69		(0.19)		0.38		1.95		1.03

Total from investment operations	0.77		(0.14)		0.44		2.02		1.08

Less distributions:
Dividends from net investment income	(0.10)		(0.10)		(0.15)		(0.24)		(0.08)
Distributions from net realized gains	(0.46)		(0.52)		(0.81)		(0.39)		(0.16)

Total dividends and distributions	(0.56)		(0.62)		(0.96)		(0.63)		(0.24)

Net asset value, end of year	$10.59		$10.38		$11.14		$11.66		$10.27

Total return	7.34%		(1.29)%		3.72%		19.86%		11.50%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,033,114		$9,427,864		$10,569,594		$11,503,301		$10,828,079
Ratio of expenses to average net assets:
After waivers(f)	0.51	%(k)	0.51	%(n)	0.52	%(j)	0.52	%(k)	0.52	%(k)
Before waivers(f)	0.51%		0.51%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	0.74%		0.47%		0.48%		0.61%		0.55%
Before waivers(f)(x)	0.74%		0.47%		0.48%		0.61%		0.55%
Portfolio turnover rate^	8%		9%		10%		11%		15%

FINANCIAL HIGHLIGHTS (cont’d)

AXA Moderate-Plus Allocation Portfolio (continued)

	Class K
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$10.38		$11.14		$11.66		$10.27		$9.43

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.11		0.08		0.09		0.10		0.08
Net realized and unrealized gain (loss) on investments	0.67		(0.19)		0.38		1.95		1.03

Total from investment operations	0.78		(0.11)		0.47		2.05		1.11

Less distributions:
Dividends from net investment income	(0.12)		(0.13)		(0.18)		(0.27)		(0.11)
Distributions from net realized gains	(0.46)		(0.52)		(0.81)		(0.39)		(0.16)

Total dividends and distributions	(0.58)		(0.65)		(0.99)		(0.66)		(0.27)

Net asset value, end of year	$10.58		$10.38		$11.14		$11.66		$10.27

Total return	7.51%		(1.04)%		3.98%		20.16%		11.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$77,074		$76,922		$85,699		$87,084		$75,616
Ratio of expenses to average net assets:
After waivers(f)	0.26	%(k)	0.26	%(n)	0.27	%(j)	0.27	%(k)	0.27	%(k)
Before waivers(f)	0.26%		0.26%		0.27%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	1.02%		0.72%		0.74%		0.89%		0.81%
Before waivers(f)(x)	1.02%		0.72%		0.74%		0.89%		0.81%
Portfolio turnover rate^	8%		9%		10%		11%		15%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

AXA Aggressive Allocation Portfolio

	Class A
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$10.24		$11.24		$11.94		$9.94		$8.90

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.08		0.05		0.06		0.08		0.06
Net realized and unrealized gain (loss) on investments	0.82		(0.26)		0.51		2.53		1.19

Total from investment operations	0.90		(0.21)		0.57		2.61		1.25

Less distributions:
Dividends from net investment income	(0.10)		(0.10)		(0.19)		(0.28)		(0.08)
Distributions from net realized gains	(0.49)		(0.69)		(1.08)		(0.33)		(0.13)

Total dividends and distributions	(0.59)		(0.79)		(1.27)		(0.61)		(0.21)

Net asset value, end of year	$10.55		$10.24		$11.24		$11.94		$9.94

Total return	8.81%		(1.76)%		4.66%		26.48%		14.15%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$76,625		$75,748		$84,100		$86,838		$75,338
Ratio of expenses to average net assets(f)	0.52	%(o)	0.51	%(n)	0.53	%(j)	0.52	%(k)	0.52	%(k)
Ratio of net investment income (loss) to average net assets(f)	0.75%		0.45%		0.54%		0.70%		0.58%
Portfolio turnover rate^	5%		10%		12%		11%		10%

	Class B
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$10.25		$11.25		$11.94		$9.94		$8.90

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.08		0.05		0.06		0.07		0.06
Net realized and unrealized gain (loss) on investments	0.81		(0.26)		0.52		2.54		1.19

Total from investment operations	0.89		(0.21)		0.58		2.61		1.25

Less distributions:
Dividends from net investment income	(0.10)		(0.10)		(0.19)		(0.28)		(0.08)
Distributions from net realized gains	(0.49)		(0.69)		(1.08)		(0.33)		(0.13)

Total dividends and distributions	(0.59)		(0.79)		(1.27)		(0.61)		(0.21)

Net asset value, end of year	$10.55		$10.25		$11.25		$11.94		$9.94

Total return	8.70%		(1.76)%		4.75%		26.48%		14.15%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,123,018		$3,187,246		$3,482,029		$3,695,543		$3,199,858
Ratio of expenses to average net assets(f)	0.52	%(o)	0.51	%(n)	0.53	%(j)	0.52	%(k)	0.52	%(k)
Ratio of net investment income (loss) to average net assets(f)	0.75%		0.45%		0.53%		0.67%		0.59%
Portfolio turnover rate^	5%		10%		12%		11%		10%

FINANCIAL HIGHLIGHTS (cont’d)

AXA Aggressive Allocation Portfolio (continued)

	Class K
	Year Ended December 31,
	2016		2015		2014		2013		2012
Net asset value, beginning of year	$10.25		$11.24		$11.94		$9.94		$8.90

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.10		0.08		0.10		0.11		0.08
Net realized and unrealized gain (loss) on investments	0.82		(0.25)		0.50		2.54		1.20

Total from investment operations	0.92		(0.17)		0.60		2.65		1.28

Less distributions:
Dividends from net investment income	(0.13)		(0.13)		(0.22)		(0.32)		(0.11)
Distributions from net realized gains	(0.49)		(0.69)		(1.08)		(0.33)		(0.13)

Total dividends and distributions	(0.62)		(0.82)		(1.30)		(0.65)		(0.24)

Net asset value, end of year	$10.55		$10.25		$11.24		$11.94		$9.94

Total return	8.97%		(1.43)%		4.92%		26.80%		14.44%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$32,090		$32,037		$34,528		$34,281		$27,641
Ratio of expenses to average net assets(f)	0.27	%(o)	0.26	%(n)	0.28	%(j)	0.27	%(k)	0.27	%(k)
Ratio of net investment income (loss) to average net assets(f)	1.01%		0.69%		0.81%		0.97%		0.87%
Portfolio turnover rate^	5%		10%		12%		11%		10%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class A, 1.21% for Class B and 0.96% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.22% for Class A, 1.22% for Class B and 0.97% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.19% for Class A, 1.19% for Class B and 0.94% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Aggressive Growth Portfolio

	Class B
	Year Ended December 31,				October 30, 2013* to December 31, 2013
	2016		2015	2014
Net asset value, beginning of period	$9.12		$9.93	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.06		0.07	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.72		(0.62)	(0.01)	0.10

Total from investment operations	0.78		(0.55)	0.11	0.19

Less distributions:
Dividends from net investment income	(0.09)		(0.09)	(0.15)	(0.14)
Distributions from net realized gains	—		(0.17)	(0.01)	(0.07)
Return of capital	(0.02)		—	—	—

Total dividends and distributions	(0.11)		(0.26)	(0.16)	(0.21)

Net asset value, end of period	$9.79		$9.12	$9.93	$9.98

Total return(b)	8.47%		(5.58)%	1.08%	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,261		$7,220	$7,187	$4,204
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.61	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements(a)(f)	3.84%		3.54%	4.93%	3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	0.64%		0.70%	1.18%	5.07	%(l)
Before waivers and reimbursements(a)(f)(x)	(2.59)%		(2.21)%	(3.10)%	1.92	%(l)
Portfolio turnover rate(z)^	46%		40%	21%	10%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Conservative Portfolio

	Class B
	Year Ended December 31,				October 30, 2013* to December 31, 2013
	2016		2015	2014
Net asset value, beginning of period	$9.44		$9.90	$9.88	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.22		0.16	0.21	0.08
Net realized and unrealized gain (loss) on investments	0.32		(0.42)	(0.01)	(0.06)

Total from investment operations	0.54		(0.26)	0.20	0.02

Less distributions:
Dividends from net investment income	(0.19)		(0.14)	(0.18)	(0.11)
Distributions from net realized gains	(0.01)		(0.06)	— #	(0.03)

Total dividends and distributions	(0.20)		(0.20)	(0.18)	(0.14)

Net asset value, end of period	$9.78		$9.44	$9.90	$9.88

Total return(b)	5.69%		(2.67)%	2.02%	0.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,928		$17,270	$13,616	$4,710
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.58	%(j)	0.62%	0.65%	0.65%
Before waivers and reimbursements(a)(f)	1.51%		2.14%	3.65%	3.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	2.29%		1.58%	2.11%	5.00	%(l)
Before waivers and reimbursements(a)(f)(x)	1.37%		0.06%	(0.88)%	1.91	%(l)
Portfolio turnover rate(z)^	11%		47%	19%	18%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Growth Portfolio

	Class B
	Year Ended December 31,				October 30, 2013* to December 31, 2013
	2016		2015	2014
Net asset value, beginning of period	$9.22		$10.01	$10.02	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.10		0.08	0.14	0.08
Net realized and unrealized gain (loss) on investments	0.59		(0.53)	0.03	0.06

Total from investment operations	0.69		(0.45)	0.17	0.14

Less distributions:
Dividends from net investment income	(0.12)		(0.11)	(0.15)	(0.10)
Distributions from net realized gains	(0.06)		(0.23)	(0.03)	(0.02)

Total dividends and distributions	(0.18)		(0.34)	(0.18)	(0.12)

Net asset value, end of period	$9.73		$9.22	$10.01	$10.02

Total return(b)	7.44%		(4.55)%	1.64%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,410		$11,889	$14,325	$5,785
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.60	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements(a)(f)	2.26%		2.30%	3.03%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	1.10%		0.77%	1.36%	4.90	%(l)
Before waivers and reimbursements(a)(f)(x)	(0.56)%		(0.90)%	(1.02)%	1.99	%(l)
Portfolio turnover rate(z)^	19%		39%	55%	10%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Moderate Growth Portfolio

	Class B
	Year Ended December 31,				October 30, 2013* to December 31, 2013
	2016		2015	2014
Net asset value, beginning of period	$9.38		$9.94	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.14		0.12	0.17	0.10
Net realized and unrealized gain (loss) on investments	0.51		(0.45)	0.01 †	0.03

Total from investment operations	0.65		(0.33)	0.18	0.13

Less distributions:
Dividends from net investment income	(0.14)		(0.13)	(0.15)	(0.16)
Distributions from net realized gains	(0.08)		(0.10)	(0.03)	(0.03)

Total dividends and distributions	(0.22)		(0.23)	(0.18)	(0.19)

Net asset value, end of period	$9.81		$9.38	$9.94	$9.94

Total return(b)	6.88%		(3.34)%	1.88%	1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,857		$16,803	$12,771	$4,433
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.59	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements(a)(f)	1.62%		2.24%	3.80%	3.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	1.43%		1.25%	1.66%	5.80	%(l)
Before waivers and reimbursements(a)(f)(x)	0.40%		(0.37)%	(1.49)%	2.86	%(l)
Portfolio turnover rate(z)^	17%		49%	21%	43%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Moderate Portfolio

	Class B
	Year Ended December 31,				October 30, 2013* to December 31, 2013
	2016		2015	2014
Net asset value, beginning of period	$9.42		$9.93	$9.93	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.16		0.12	0.19	0.08
Net realized and unrealized gain (loss) on investments	0.43		(0.43)	(0.02)	—	#

Total from investment operations	0.59		(0.31)	0.17	0.08

Less distributions:
Dividends from net investment income	(0.16)		(0.13)	(0.16)	(0.12)
Distributions from net realized gains	(0.05)		(0.07)	(0.01)	(0.03)

Total dividends and distributions	(0.21)		(0.20)	(0.17)	(0.15)

Net asset value, end of period	$9.80		$9.42	$9.93	$9.93

Total return(b)	6.22%		(3.04)%	1.78%	0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,611		$19,789	$17,731	$4,481
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.58	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements(a)(f)	1.52%		1.81%	2.86%	3.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	1.67%		1.24%	1.87%	4.87	%(l)
Before waivers and reimbursements(a)(f)(x)	0.74%		0.06%	(0.35)%	1.74	%(l)
Portfolio turnover rate(z)^	13%		39%	13%	15%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Alternative 100 Moderate Portfolio(ag)

	Class B
	Year Ended December 31,				October 30, 2013* to December 31, 2013
	2016		2015	2014
Net asset value, beginning of period	$8.36		$9.54	$9.73	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.03		0.13	0.13	0.07
Net realized and unrealized gain (loss) on investments	0.85		(1.04)	(0.15)	(0.17)

Total from investment operations	0.88		(0.91)	(0.02)	(0.10)

Less distributions:
Dividends from net investment income	(0.08)		(0.13)	(0.17)	(0.14)
Distributions from net realized gains	—		(0.14)	—	(0.02)
Return of capital	(0.04)		—	—	(0.01)

Total dividends and distributions	(0.12)		(0.27)	(0.17)	(0.17)

Net asset value, end of period	$9.12		$8.36	$9.54	$9.73

Total return(b)	10.58%		(9.50)%	(0.16)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,196		$12,781	$7,734	$4,269
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.70	%(j)	0.66%**	0.65%	0.65%
Before waivers and reimbursements(a)(f)	1.48%		2.36%	3.01%	3.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	0.35%		1.40%	1.27%	4.13	%(l)
Before waivers and reimbursements(a)(f)(x)	(0.42)%		(0.31)%	(1.09)%	0.96	%(l)
Portfolio turnover rate(z)^	16%		30%	13%	7%

*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM Alternative 100 Moderate Portfolio.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Income Strategies Portfolio

	Class B
	Year Ended December 31,				October 30, 2013* to December 31, 2013
	2016		2015	2014
Net asset value, beginning of period	$9.14		$9.87	$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.23		0.21	0.30	0.16
Net realized and unrealized gain (loss) on investments	0.41		(0.55)	0.15	(0.18)

Total from investment operations	0.64		(0.34)	0.45	(0.02)

Less distributions:
Dividends from net investment income	(0.26)		(0.24)	(0.30)	(0.19)
Distributions from net realized gains	(0.12)		(0.15)	(0.04)	(0.03)

Total dividends and distributions	(0.38)		(0.39)	(0.34)	(0.22)

Net asset value, end of period	$9.40		$9.14	$9.87	$9.76

Total return(b)	7.00%		(3.46)%	4.58%	(0.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,551		$5,087	$6,667	$4,017
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.59	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements(a)(f)	3.29%		3.46%	3.94%	3.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	2.41%		2.16%	2.94%	9.54	%(l)
Before waivers and reimbursements(a)(f)(x)	(0.30)%		(0.67)%	(0.36)%	6.33	%(l)
Portfolio turnover rate(z)^	22%		25%	17%	11%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Interest Rate Strategies Portfolio

	Class B
	Year Ended December 31,				October 30, 2013* to December 31, 2013
	2016		2015	2014
Net asset value, beginning of period	$9.10		$9.83	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.18		0.14	0.24	0.09
Net realized and unrealized gain (loss) on investments	0.53		(0.60)	0.01 †	(0.10)

Total from investment operations	0.71		(0.46)	0.25	(0.01)

Less distributions:
Dividends from net investment income	(0.24)		(0.17)	(0.25)	(0.12)
Distributions from net realized gains	(0.09)		(0.10)	(0.01)	(0.03)
Return of capital	(0.03)		—	—	—

Total dividends and distributions	(0.36)		(0.27)	(0.26)	(0.15)

Net asset value, end of period	$9.45		$9.10	$9.83	$9.84

Total return(b)	7.82%		(4.55)%	2.51%	(0.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,220		$5,951	$8,590	$4,000
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.57	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements(a)(f)	3.24%		2.60%	3.19%	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	1.92%		1.46%	2.37%	5.53	%(l)
Before waivers and reimbursements(a)(f)(x)	(0.75)%		(0.51)%	(0.17)%	2.33	%(l)
Portfolio turnover rate(z)^	13%		27%	26%	14%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.96%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM International Moderate Portfolio(ag)

	Class B
	Year Ended December 31,				October 30, 2013* to December 31, 2013
	2016		2015	2014
Net asset value, beginning of period	$8.85		$9.46	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.15		0.18	0.26	0.09
Net realized and unrealized gain (loss) on investments	0.32		(0.66)	(0.29)	(0.17)

Total from investment operations	0.47		(0.48)	(0.03)	(0.08)

Less distributions:
Dividends from net investment income	(0.21)		(0.10)	(0.28)	(0.11)
Distributions from net realized gains	—		(0.03)	—	(0.01)
Return of capital	(0.02)		—	—	(0.03)

Total dividends and distributions	(0.23)		(0.13)	(0.28)	(0.15)

Net asset value, end of period	$9.09		$8.85	$9.46	$9.77

Total return(b)	5.41%		(5.07)%	(0.29)%	(0.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,243		$13,516	$4,770	$3,971
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.60	%(j)	0.60%	0.65%	0.65%
Before waivers and reimbursements(a)(f)	1.54%		2.89%	4.19%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	1.62%		1.91%	2.59%	5.14	%(l)
Before waivers and reimbursements(a)(f)(x)	0.67%		(0.37)%	(0.95)%	1.91	%(l)
Portfolio turnover rate(z)^	9%		13%	12%	13%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM International Moderate Portfolio.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Multi-Sector Bond Portfolio

	Class A
	Year Ended December 31,
	2016		2015		2014		2013	2012
Net asset value, beginning of year	$3.76		$3.84		$3.85		$4.04	$3.92

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.07		0.06		0.08		0.08	0.09
Net realized and unrealized gain (loss) on investments	0.04		(0.08)		0.01		(0.13)	0.12

Total from investment operations	0.11		(0.02)		0.09		(0.05)	0.21

Less distributions:
Dividends from net investment income	(0.07)		(0.06)		(0.10)		(0.14)	(0.09)
Return of capital	(0.01)		—		—		—	—

Total dividends and distributions	(0.08)		(0.06)		(0.10)		(0.14)	(0.09)

Net asset value, end of year	$3.79		$3.76		$3.84		$3.85	$4.04

Total return	2.89%		(0.48)%		2.39%		(1.14)%	5.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$141,039		$152,206		$168,386		$180,754	$208,917
Ratio of expenses to average net assets:
After waivers(f)	0.54	%(k)	0.58	%(k)	0.77	%(j)	1.00%	0.98%
Before waivers(f)	0.62%		0.62%		0.79%		1.00%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	1.76%		1.43%		1.93%		2.03%	2.25%
Before waivers(f)(x)	1.68%		1.39%		1.92%		2.03%	2.25%
Portfolio turnover rate^	6%		21%		81	%(h)	189%	204%

	Class B
	Year Ended December 31,
	2016		2015		2014		2013	2012
Net asset value, beginning of year	$3.75		$3.83		$3.84		$4.02	$3.91

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.07		0.06		0.08		0.08	0.09
Net realized and unrealized gain (loss) on investments	0.04		(0.08)		0.01		(0.12)	0.11

Total from investment operations	0.11		(0.02)		0.09		(0.04)	0.20

Less distributions:
Dividends from net investment income	(0.07)		(0.06)		(0.10)		(0.14)	(0.09)
Return of capital	(0.01)		—		—		—	—

Total dividends and distributions	(0.08)		(0.06)		(0.10)		(0.14)	(0.09)

Net asset value, end of year	$3.78		$3.75		$3.83		$3.84	$4.02

Total return	2.89%		(0.49)%		2.39%		(0.92)%	5.23%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$50,504		$51,286		$53,942		$55,294	$741,031
Ratio of expenses to average net assets:
After waivers(f)	0.54	%(k)	0.58	%(k)	0.77	%(j)	1.00%	0.98%
Before waivers(f)	0.62%		0.62%		0.79%		1.00%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	1.82%		1.47%		1.94%		2.04%	2.25%
Before waivers(f)(x)	1.75%		1.42%		1.93%		2.04%	2.25%
Portfolio turnover rate^	6%		21%		81	%(h)	189%	204%

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Multi-Sector Bond Portfolio (continued)

	Class K
	Year Ended December 31,
	2016		2015		2014		2013	2012
Net asset value, beginning of year	$3.77		$3.85		$3.85		$4.04	$3.92

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.08		0.06		0.09		0.09	0.10
Net realized and unrealized gain (loss) on investments	0.04		(0.07)		0.02		(0.12)	0.13

Total from investment operations	0.12		(0.01)		0.11		(0.03)	0.23

Less distributions:
Dividends from net investment income	(0.08)		(0.07)		(0.11)		(0.16)	(0.11)
Return of capital	(0.01)		—		—		—	—

Total dividends and distributions	(0.09)		(0.07)		(0.11)		(0.16)	(0.11)

Net asset value, end of year	$3.80		$3.77		$3.85		$3.85	$4.04

Total return	3.15%		(0.23)%		2.92%		(0.88)%	5.75%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$16,024		$15,595		$17,523		$242,889	$236,550
Ratio of expenses to average net assets:
After waivers(f)	0.29	%(k)	0.33	%(k)	0.74	%(j)	0.75%	0.73%
Before waivers(f)	0.37%		0.37%		0.76%		0.75%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	2.07%		1.65%		2.22%		2.28%	2.53%
Before waivers(f)(x)	1.99%		1.61%		2.20%		2.28%	2.53%
Portfolio turnover rate^	6%		21%		81	%(h)	189%	204%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investments strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class A, 1.31% for Class B and 1.28% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Real Assets Portfolio

	Class B
	Year Ended December 31,				October 30, 2013* to December 31, 2013
	2016		2015	2014
Net asset value, beginning of period	$8.22		$9.36	$9.60	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.15		0.06	0.23	0.06
Net realized and unrealized gain (loss) on investments	0.90		(1.12)	(0.22)	(0.35)

Total from investment operations	1.05		(1.06)	0.01	(0.29)

Less distributions:
Dividends from net investment income	(0.16)		(0.08)	(0.25)	(0.07)
Return of capital	(0.02)		—	—	(0.04)

Total dividends and distributions	(0.18)		(0.08)	(0.25)	(0.11)

Net asset value, end of period	$9.09		$8.22	$9.36	$9.60

Total return(b)	12.73%		(11.34)%	0.09%	(2.88)%

Ratios/Supplemental Data:
Net assets, end of period(000’s)	$4,813		$4,107	$4,758	$3,886
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.71	%(j)	0.65%	0.65%	0.65%
Before waivers and reimbursements(a)(f)	2.65%		3.22%	3.87%	3.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	1.66%		0.70%	2.31%	3.44	%(l)
Before waivers and reimbursements(a)(f)(x)	(0.28)%		(1.88)%	(0.90)%	0.17	%(l)
Portfolio turnover rate(z)^	21%		21%	14%	15%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class B.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Small Cap Growth Portfolio

	Class A
	Year Ended December 31,
	2016		2015		2014		2013	2012
Net asset value, beginning of year	$11.28		$12.04		$12.37		$8.37	$7.51

Income (loss) from investment operations:
Net investment income (loss)(e)	(0.02	)(x)	(0.03	)(x)	(0.08	)(x)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	1.07		(0.70)		(0.25)		4.08	0.90

Total from investment operations	1.05		(0.73)		(0.33)		4.00	0.86

Less distributions:
Dividends from net investment income	—		(0.03)		—		—	—
Distributions from net realized gains	(0.21)		—		—		—	—

Total dividends and distributions	(0.21)		(0.03)		—		—	—

Net asset value, end of year	$12.12		$11.28		$12.04		$12.37	$8.37

Total return	9.34	%(ee)	(6.05	)%(aa)	(2.67)%		47.79%	11.45%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$343		$322		$403		$336	$127
Ratio of expenses to average net assets:
After waivers and reimbursements(f)	0.48	%(k)	0.46	%(k)	0.84	%(j)	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly(f)	0.48	%(k)	0.46	%(k)	0.84	%(j)	1.27%	1.30%
Before waivers, reimbursements and fees paid indirectly(f)	0.64%		0.67%		1.00%		1.32%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(f)	(0.14	)%(x)(gg)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.83)%	(0.51)%
After waivers, reimbursements and fees paid indirectly(f)	(0.14	)%(x)(gg)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.80)%	(0.51)%
Before waivers, reimbursements and fees paid indirectly(f)	(0.30	)%(x)(gg)	(0.44	)%(x)(cc)	(0.87	)%(x)	(0.85)%	(0.51)%
Portfolio turnover rate^	3%		9%		93%		85%	58%

	Class B
	Year Ended December 31,
	2016		2015		2014		2013	2012
Net asset value, beginning of year	$11.18		$11.93		$12.25		$8.29	$7.44

Income (loss) from investment operations:
Net investment income (loss)(e)	(0.01	)(x)	(0.03	)(x)	(0.08	)(x)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	1.05		(0.69)		(0.24)		4.04	0.89

Total from investment operations	1.04		(0.72)		(0.32)		3.96	0.85

Less distributions:
Dividends from net investment income	—		(0.03)		—		—	—
Distributions from net realized gains	(0.21)		—		—		—	—

Total dividends and distributions	(0.21)		(0.03)		—		—	—

Net asset value, end of year	$12.01		$11.18		$11.93		$12.25	$8.29

Total return	9.34	%(ff)	(6.02	)%(bb)	(2.61)%		47.77%	11.42%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$83,647		$84,337		$96,679		$112,748	$255,737
Ratio of expenses to average net assets:
After waivers and reimbursements(f)	0.48	%(k)	0.46	%(k)	0.85	%(j)	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly(f)	0.48	%(k)	0.46	%(k)	0.85	%(j)	1.27%	1.30%
Before waivers, reimbursements and fees paid indirectly(f)	0.64%		0.67%		1.00%		1.32%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(f)	(0.13	)%(x)(hh)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.85)%	(0.54)%
After waivers, reimbursements and fees paid indirectly(f)	(0.13	)%(x)(hh)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.84)%	(0.54)%
Before waivers, reimbursements and fees paid indirectly(f)	(0.30	)%(x)(hh)	(0.44	)%(x)(dd)	(0.88	)%(x)	(0.86)%	(0.54)%
Portfolio turnover rate^	3%		9%		93%		85%	58%

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Small Cap Growth Portfolio (continued)

	Class K
	January 1, 2014 to April 17, 2014+		Year Ended December 31,
			2013	2012
Net asset value, beginning of year	$12.43		$8.39	$7.51

Income (loss) from investment operations:
Net investment income (loss)(e)	(0.02	)(x)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.83)		4.10	0.90

Total from investment operations	(0.85)		4.04	0.88

Net asset value, end of year	$11.58		$12.43	$8.39

Total return(b)	(6.84)%		48.15%	11.72%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—		$318,274	$240,397
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.06%		1.05%	1.05%
After waivers, reimbursements and fees paid indirectly(a)	1.06%		1.02%	1.05%
Before waivers, reimbursements and fees paid indirectly(a)	1.08%		1.07%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	(0.67)%		(0.59)%	(0.29)%
After waivers, reimbursements and fees paid indirectly(a)	(0.67)%		(0.57)%	(0.29)%
Before waivers, reimbursements and fees paid indirectly(a)	(0.69)%		(0.61)%	(0.30)%
Portfolio turnover rate^	93%		85%	58%

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.86% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.45% for Class A and 1.45% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.21)%.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.18)%.
(cc)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly.
(dd)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.07%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.06%.
(gg)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.43)% after waivers and reimbursements, (0.43)% after waivers, reimbursements and fees paid indirectly and (0.60)% before waivers, reimbursements and fees paid indirectly.
(hh)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.43)% after waivers and reimbursements, (0.43)% after waivers, reimbursements and fees paid indirectly and (0.59)% before waivers, reimbursements and fees paid indirectly.

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Small Cap Value Portfolio

	Class A
	Year Ended December 31,
	2016		2015		2014		2013	2012
Net asset value, beginning of year	$13.23		$15.32		$16.17		$11.40	$9.81

Income (loss) from investment operations:
Net investment income (loss)(e)	0.04	(x)	—	#(x)	(0.05	)(x)	0.09	0.04
Net realized and unrealized gain (loss) on investments	3.30		(2.01)		(0.77)		4.76	1.61

Total from investment operations	3.34		(2.01)		(0.82)		4.85	1.65

Less distributions:
Dividends from net investment income	(0.20)		(0.08)		(0.03)		(0.08)	(0.06)

Net asset value, end of year	$16.37		$13.23		$15.32		$16.17	$11.40

Total return	25.22%		(13.14)%		(5.09)%		42.56%	16.87%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,940		$11,735		$14,496		$17,119	$12,577
Ratio of expenses to average net assets:
After waivers and reimbursements(f)	0.53	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly(f)	0.53	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%
Before waivers, reimbursements and fees paid indirectly(f)	0.61%		0.62%		0.93%		1.33%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(f)	0.27	%(x)	0.03	%(x)	(0.31	)%(x)	0.62%	0.37%
After waivers, reimbursements and fees paid indirectly(f)	0.27	%(x)	0.03	%(x)	(0.31	)%(x)	0.62%	0.37%
Before waivers, reimbursements and fees paid indirectly(f)	0.19	%(x)	(0.13	)%(x)	(0.39	)%(x)	0.59%	0.37%
Portfolio turnover rate^	11%		29%		47%		17%	14%

	Class B
	Year Ended December 31,
	2016		2015		2014		2013	2012
Net asset value, beginning of year	$13.24		$15.33		$16.18		$11.41	$9.81

Income (loss) from investment operations:
Net investment income (loss)(e)	0.04	(x)	0.01	(x)	(0.05	)(x)	0.02	0.04
Net realized and unrealized gain (loss) on investments	3.30		(2.02)		(0.77)		4.83	1.62

Total from investment operations	3.34		(2.01)		(0.82)		4.85	1.66

Less distributions:
Dividends from net investment income	(0.20)		(0.08)		(0.03)		(0.08)	(0.06)

Net asset value, end of year	$16.38		$13.24		$15.33		$16.18	$11.41

Total return	25.20%		(13.13)%		(5.08)%		42.52%	16.97%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$162,430		$145,069		$167,494		$194,185	$531,314
Ratio of expenses to average net assets:
After waivers and reimbursements(f)	0.53	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly(f)	0.53	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%
Before waivers, reimbursements and fees paid indirectly(f)	0.60%		0.62%		0.93%		1.33%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(f)	0.28	%(x)	0.05	%(x)	(0.31	)%(x)	0.13%	0.36%
After waivers, reimbursements and fees paid indirectly(f)	0.28	%(x)	0.05	%(x)	(0.31	)%(x)	0.13%	0.36%
Before waivers, reimbursements and fees paid indirectly(f)	0.20	%(x)	(0.10	)%(x)	(0.39	)%(x)	0.12%	0.36%
Portfolio turnover rate^	11%		29%		47%		17%	14%

FINANCIAL HIGHLIGHTS (cont’d)

CharterSM Small Cap Value Portfolio (continued)

	Class K
	January 1, 2014 to April 17, 2014+		Year Ended December 31,
			2014	2013
Net asset value, beginning of year	$16.17		$11.40	$9.81

Income (loss) from investment operations:
Net investment income (loss)(e)	—	#(x)	0.11	0.06
Net realized and unrealized gain (loss) on investments	(0.18)		4.78	1.62

Total from investment operations	(0.18)		4.89	1.68

Less distributions:
Dividends from net investment income	—		(0.12)	(0.09)

Net asset value, end of year	$15.99		$16.17	$11.40

Total return(b)	(1.11)%		42.92%	17.16%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—		$113,216	$96,562
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.09%		1.05%	1.05%
After waivers, reimbursements and fees paid indirectly(a)	1.09%		1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly(a)	1.12%		1.08%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	(0.05)%		0.81%	0.56%
After waivers, reimbursements and fees paid indirectly(a)	(0.05)%		0.81%	0.56%
Before waivers, reimbursements and fees paid indirectly(a)	(0.08)%		0.78%	0.56%
Portfolio turnover rate^	47%		17%	14%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.85% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.45% for Class A and 1.45% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

Target 2015 Allocation Portfolio

	Class B
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$8.47	$8.85	$9.95	$9.13	$8.51

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.12	0.10	0.10	0.11	0.11
Net realized and unrealized gain (loss) on investments	0.36	(0.27)	0.20	1.16	0.81

Total from investment operations	0.48	(0.17)	0.30	1.27	0.92

Less distributions:
Dividends from net investment income	(0.13)	(0.10)	(0.12)	(0.13)	(0.12)
Distributions from net realized gains	(0.17)	(0.11)	(1.28)	(0.32)	(0.18)

Total dividends and distributions	(0.30)	(0.21)	(1.40)	(0.45)	(0.30)

Net asset value, end of year	$8.65	$8.47	$8.85	$9.95	$9.13

Total return	5.69%	(1.88)%	2.91%	14.06%	10.87%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,912	$29,766	$33,628	$35,782	$35,308
Ratio of expenses to average net assets:
After waivers and reimbursements(f)	0.58%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements(f)	0.71%	0.69%	0.73%	0.75%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(f)(x)	1.37%	1.08%	1.00%	1.10%	1.17%
Before waivers and reimbursements(f)(x)	1.24%	0.99%	0.88%	0.95%	1.05%
Portfolio turnover rate^	17%	23%	40%	27%	17%

FINANCIAL HIGHLIGHTS (cont’d)

Target 2015 Allocation Portfolio (continued)

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$8.47	$8.85	$9.94	$9.12	$8.50

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.14	0.11	0.12	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.35	(0.25)	0.22	1.17	0.82

Total from investment operations	0.49	(0.14)	0.34	1.30	0.95

Less distributions:
Dividends from net investment income	(0.15)	(0.13)	(0.15)	(0.16)	(0.15)
Distributions from net realized gains	(0.17)	(0.11)	(1.28)	(0.32)	(0.18)

Total dividends and distributions	(0.32)	(0.24)	(1.43)	(0.48)	(0.33)

Net asset value, end of year	$8.64	$8.47	$8.85	$9.94	$9.12

Total return	5.83%	(1.64)%	3.27%	14.36%	11.17%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$30,887	$33,759	$41,241	$44,469	$41,448
Ratio of expenses to average net assets:
After waivers and reimbursements(f)	0.33%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements(f)	0.46%	0.44%	0.48%	0.50%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(f)(x)	1.60%	1.28%	1.22%	1.38%	1.46%
Before waivers and reimbursements(f)(x)	1.47%	1.19%	1.09%	1.23%	1.34%
Portfolio turnover rate^	17%	23%	40%	27%	17%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

Target 2025 Allocation Portfolio

	Class B
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$9.42	$9.87	$10.67	$9.23	$8.40

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.14	0.12	0.12	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.55	(0.32)	0.32	1.63	0.96

Total from investment operations	0.69	(0.20)	0.44	1.75	1.07

Less distributions:
Dividends from net investment income	(0.14)	(0.12)	(0.14)	(0.13)	(0.13)
Distributions from net realized gains	—	(0.13)	(1.10)	(0.18)	(0.11)

Total dividends and distributions	(0.14)	(0.25)	(1.24)	(0.31)	(0.24)

Net asset value, end of year	$9.97	$9.42	$9.87	$10.67	$9.23

Total return	7.34%	(1.98)%	4.04%	19.06%	12.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$76,579	$69,065	$67,492	$62,418	$52,292
Ratio of expenses to average net assets:
After waivers(f)	0.59%	0.60%	0.60%	0.60%	0.60%
Before waivers(f)	0.61%	0.60%	0.65%	0.69%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	1.48%	1.21%	1.12%	1.17%	1.21%
Before waivers(f)(x)	1.46%	1.20%	1.07%	1.09%	1.14%
Portfolio turnover rate^	16%	22%	36%	25%	21%

FINANCIAL HIGHLIGHTS (cont’d)

Target 2025 Allocation Portfolio (continued)

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$9.41	$9.87	$10.67	$9.23	$8.39

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.15	0.14	0.14	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.58	(0.32)	0.32	1.63	0.96

Total from investment operations	0.73	(0.18)	0.46	1.78	1.10

Less distributions:
Dividends from net investment income	(0.17)	(0.15)	(0.16)	(0.16)	(0.15)
Distributions from net realized gains	—	(0.13)	(1.10)	(0.18)	(0.11)

Total dividends and distributions	(0.17)	(0.28)	(1.26)	(0.34)	(0.26)

Net asset value, end of year	$9.97	$9.41	$9.87	$10.67	$9.23

Total return	7.73%	(1.84)%	4.31%	19.36%	13.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$59,651	$59,886	$62,392	$61,851	$49,692
Ratio of expenses to average net assets:
After waivers(f)	0.34%	0.35%	0.35%	0.35%	0.35%
Before waivers(f)	0.36%	0.35%	0.40%	0.44%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	1.61%	1.43%	1.32%	1.47%	1.59%
Before waivers(f)(x)	1.59%	1.42%	1.27%	1.39%	1.52%
Portfolio turnover rate^	16%	22%	36%	25%	21%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

Target 2035 Allocation Portfolio

	Class B
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$9.56	$10.04	$10.86	$9.18	$8.28

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.14	0.12	0.13	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.62	(0.32)	0.37	1.90	1.06

Total from investment operations	0.76	(0.20)	0.50	2.02	1.17

Less distributions:
Dividends from net investment income	(0.14)	(0.13)	(0.14)	(0.13)	(0.13)
Distributions from net realized gains	—	(0.15)	(1.18)	(0.21)	(0.14)

Total dividends and distributions	(0.14)	(0.28)	(1.32)	(0.34)	(0.27)

Net asset value, end of year	$10.18	$9.56	$10.04	$10.86	$9.18

Total return	7.94%	(1.98)%	4.50%	22.16%	14.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$70,609	$61,678	$59,151	$54,174	$42,962
Ratio of expenses to average net assets:
After waivers and reimbursements(f)	0.59%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements(f)	0.65%	0.65%	0.72%	0.78%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(f)(x)	1.46%	1.24%	1.17%	1.20%	1.23%
Before waivers and reimbursements(f)(x)	1.40%	1.19%	1.05%	1.02%	1.07%
Portfolio turnover rate^	10%	19%	30%	23%	23%

FINANCIAL HIGHLIGHTS (cont’d)

Target 2035 Allocation Portfolio (continued)

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$9.55	$10.04	$10.86	$9.17	$8.28

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.16	0.14	0.15	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.64	(0.33)	0.38	1.91	1.03

Total from investment operations	0.80	(0.19)	0.53	2.06	1.18

Less distributions:
Dividends from net investment income	(0.17)	(0.15)	(0.17)	(0.16)	(0.15)
Distributions from net realized gains	—	(0.15)	(1.18)	(0.21)	(0.14)

Total dividends and distributions	(0.17)	(0.30)	(1.35)	(0.37)	(0.29)

Net asset value, end of year	$10.18	$9.55	$10.04	$10.86	$9.17

Total return	8.32%	(1.83)%	4.76%	22.60%	14.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$31,598	$28,494	$27,674	$25,591	$19,777
Ratio of expenses to average net assets:
After waivers and reimbursements(f)	0.34%	0.35%	0.35%	0.35%	0.35%
Before waivers and rembersement(f)	0.40%	0.40%	0.47%	0.53%	0.51%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(f)(x)	1.67%	1.41%	1.40%	1.48%	1.70%
Before waivers and rembersement(f)(x)	1.61%	1.36%	1.28%	1.30%	1.54%
Portfolio turnover rate^	10%	19%	30%	23%	23%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

Target 2045 Allocation Portfolio

	Class B
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$9.42	$9.93	$10.73	$8.81	$7.87

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.14	0.13	0.14	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.68	(0.34)	0.38	2.10	1.08

Total from investment operations	0.82	(0.21)	0.52	2.22	1.21

Less distributions:
Dividends from net investment income	(0.14)	(0.13)	(0.14)	(0.13)	(0.13)
Distributions from net realized gains	—	(0.17)	(1.18)	(0.17)	(0.14)

Total dividends and distributions	(0.14)	(0.30)	(1.32)	(0.30)	(0.27)

Net asset value, end of year	$10.10	$9.42	$9.93	$10.73	$8.81

Total return	8.65%	(2.18)%	4.73%	25.31%	15.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$61,361	$51,847	$46,316	$39,901	$30,093
Ratio of expenses to average net assets:
After waivers and reimbursements(f)	0.59%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements(f)	0.70%	0.73%	0.81%	0.92%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(f)(x)	1.45%	1.29%	1.27%	1.22%	1.47%
Before waivers and reimbursements(f)(x)	1.35%	1.16%	1.06%	0.91%	1.13%
Portfolio turnover rate^	6%	16%	32%	26%	25%

FINANCIAL HIGHLIGHTS (cont’d)

Target 2045 Allocation Portfolio (continued)

	Class K
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$9.41	$9.92	$10.72	$8.81	$7.86

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.16	0.15	0.14	0.16	0.15
Net realized and unrealized gain (loss) on investments	0.68	(0.34)	0.41	2.07	1.09

Total from investment operations	0.84	(0.19)	0.55	2.23	1.24

Less distributions:
Dividends from net investment income	(0.16)	(0.15)	(0.17)	(0.15)	(0.15)
Distributions from net realized gains	—	(0.17)	(1.18)	(0.17)	(0.14)

Total dividends and distributions	(0.16)	(0.32)	(1.35)	(0.32)	(0.29)

Net asset value, end of year	$10.09	$9.41	$9.92	$10.72	$8.81

Total return	8.93%	(1.94)%	4.99%	25.51%	15.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$14,100	$12,059	$11,331	$10,301	$7,042
Ratio of expenses to average net assets:
After waivers and reimbursements(f)	0.34%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements(f)	0.45%	0.48%	0.56%	0.67%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(f)(x)	1.65%	1.47%	1.28%	1.63%	1.75%
Before waivers and reimbursements(f)(x)	1.55%	1.34%	1.07%	1.31%	1.41%
Portfolio turnover rate^	6%	16%	32%	26%	25%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

Target 2055 Allocation Portfolio

	Class B
	Year Ended December 31, 2016	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.24	0.28
Net realized and unrealized gain (loss) on investments	0.63 †	(0.90)

Total from investment operations	0.87	(0.62)

Less distributions:
Dividends from net investment income	(0.11)	(0.13)
Distributions from net realized gains	(0.64)	(0.01)

Total dividends and distributions	(0.75)	(0.14)

Net asset value, end of period	$9.36	$9.24

Total return(b)	9.46%	(6.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,787	$711
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.59%	0.60%
Before waivers and reimbursements(a)(f)	2.06%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	2.57%	4.39	%(l)
Before waivers and reimbursements(a)(f)(x)	1.10%	4.13	%(l)
Portfolio turnover rate(z)^	33%	1%

FINANCIAL HIGHLIGHTS (cont’d)

Target 2055 Allocation Portfolio (continued)

	Class K
	Year Ended December 31, 2016	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.07	0.14
Net realized and unrealized gain (loss) on investments	0.82 †	(0.74)

Total from investment operations	0.89	(0.60)

Less distributions:
Dividends from net investment income	(0.13)	(0.15)
Distributions from net realized gains	(0.64)	(0.01)

Total dividends and distributions	(0.77)	(0.16)

Net asset value, end of period	$9.36	$9.24

Total return(b)	9.73%	(6.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,486	$28,262
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.34%	0.35%
Before waivers and reimbursements(a)(f)	1.26%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)(f)(x)	0.83%	2.17	%(l)
Before waivers and reimbursements(a)(f)(x)	(0.09)%	1.95	%(l)
Portfolio turnover rate(z)^	33%	1%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

If you would like more information about the Portfolios, the following documents (including a copy of this Prospectus) are available at the Trust’s website: www.axa-equitablefunds.com, free of charge.

Annual and Semi-Annual Reports — Include more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that significantly affected the portfolios’ performance during the most recent fiscal period.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of the Portfolios’ SAI and/or Annual and Semi-Annual Report, request other information about a portfolio, or make other shareholder inquiries, contact your financial professional, or the Portfolios at:

AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

100 F Street NE

Washington, D.C. 20549-1520

Each business day, the Portfolios’ net asset values are transmitted electronically to insurance companies that use the Portfolios as underlying investment options for Contracts.

AXA Premier VIP Trust

(Investment Company Act File No. 811-10509)

© 2017 AXA Premier VIP Trust

AXA PREMIER VIP TRUST

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

Class A, Class B and Class K Shares

AXA Conservative Allocation Portfolio+

AXA Conservative-Plus Allocation Portfolio+

AXA Moderate Allocation Portfolio+

AXA Moderate-Plus Allocation Portfolio+

AXA Aggressive Allocation Portfolio+

CharterSM Conservative Portfolio+++

CharterSM Moderate Portfolio+++

CharterSM Moderate Growth Portfolio+++

CharterSM Growth Portfolio+++

CharterSM Aggressive Growth Portfolio+++

CharterSM International Moderate Portfolio+++*

CharterSM Income Strategies Portfolio+++**

CharterSM Interest Rate Strategies Portfolio+++**

CharterSM Real Assets Portfolio+++***

CharterSM Alternative 100 Moderate Portfolio+++****

CharterSM Multi-Sector Bond Portfolio+

CharterSM Small Cap Growth Portfolio+

CharterSM Small Cap Value Portfolio+

Target 2015 Allocation Portfolio+

Target 2025 Allocation Portfolio+

Target 2035 Allocation Portfolio++

Target 2045 Allocation Portfolio++

Target 2055 Allocation Portfolio++

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus for the AXA Premier VIP Trust (“Trust”) dated May 1, 2017, as may be supplemented from time to time, which may be obtained without charge by calling AXA Equitable Life Insurance Company (“AXA Equitable”) toll free at 1-877-222-2144 or writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

The Trust’s audited financial statements for the year ended December 31, 2016, including the financial highlights, appearing in the Trust’s Annual Report to Shareholders (available without charge upon request by calling toll-free 1-877-222-2144), filed electronically with the Securities and Exchange Commission (“SEC”) on March 6, 2017 (File No. 811-10509), are incorporated by reference and made a part of this document.

(259555)

+	The Trust offers Class A, Class B and Class K shares of this Portfolio.
++	The Trust offers only Class B and Class K shares of this Portfolio.
+++	The Trust offers only Class B shares of this Portfolio.
*	Shareholders of the Portfolio approved a Plan of Reorganization and Termination, wherein, effective on or about May 19, 2017, the Portfolio will be merged into CharterSM Moderate Portfolio.
**	Shareholders of the Portfolio approved an Agreement and Plan of Reorganization and Termination, wherein, effective on or about May 19, 2017, the Portfolio will be merged into the 1290 VT DoubleLine Opportunistic Bond Portfolio, a series of EQ Advisors Trust, also managed by AXA Equitable Funds Management Group, LLC (the “Adviser” or “FMG LLC”).
***	Shareholders of the Portfolio approved an Agreement and Plan of Reorganization and Termination, wherein, effective on or about May 19, 2017, the Portfolio will be merged into the EQ/PIMCO Global Real Return Portfolio, a series of EQ Advisors Trust, also managed by FMG LLC.
****	Shareholders of the Portfolio approved an Agreement and Plan of Reorganization and Termination, wherein, effective on or about May 19, 2017, the Portfolio will be merged into the All Asset Growth-Alt 20 Portfolio, a series of EQ Advisors Trust, also managed by FMG LLC.

DESCRIPTION OF THE TRUST

AXA Premier VIP Trust is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on October 2, 2001. (See “Other Information”).

AXA Equitable Funds Management Group, LLC (the “Adviser” or “FMG LLC”) currently serves as the investment manager for the Trust.

This SAI contains information with respect to shares of the twenty-three (23) portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”). The Trust currently offers three classes of shares, Class A, Class B and Class K, on behalf of ten (10) diversified portfolios, two classes of shares, Class B and Class K, on behalf of three (3) diversified portfolios and one class of shares, Class B, on behalf of ten (10) diversified portfolios. The Board of Trustees (“Board”) is permitted to create additional portfolios. The assets of the Trust received for the issue or sale of shares of each of its Portfolios and all income, earnings, profits and proceeds thereof, subject to the rights of creditors, are allocated to such Portfolio, and constitute the assets of such portfolio. The assets of each Portfolio of the Trust are charged with the liabilities and expenses attributable to such Portfolio, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the Trust are allocated between or among any one or more of its Portfolios or classes.

AXA Conservative Allocation Portfolio (“Conservative Allocation Portfolio”)

AXA Conservative-Plus Allocation Portfolio (“Conservative-Plus Allocation Portfolio”)

AXA Moderate Allocation Portfolio (“Moderate Allocation Portfolio”)

AXA Moderate-Plus Allocation Portfolio (“Moderate-Plus Allocation Portfolio”)

AXA Aggressive Allocation Portfolio (“Aggressive Allocation Portfolio”)

(collectively, the “AXA Allocation Portfolios”)

CharterSM Conservative Portfolio (“Charter Conservative Portfolio”)

CharterSM Moderate Portfolio (“Charter Moderate Portfolio”)

CharterSM Moderate Growth Portfolio (“Charter Moderate Growth Portfolio”)

CharterSM Growth Portfolio (“Charter Growth Portfolio”)

CharterSM Aggressive Growth Portfolio (“Charter Aggressive Growth Portfolio”)

CharterSM International Moderate Portfolio (“Charter International Moderate Portfolio”)

CharterSM Income Strategies Portfolio (“Charter Income Strategies Portfolio”)

CharterSM Interest Rate Strategies Portfolio (“Charter Interest Rate Strategies Portfolio”)

CharterSM Real Assets Portfolio (“Charter Real Assets Portfolio”)

CharterSM Alternative 100 Moderate Portfolio (“Charter Alternative Moderate Portfolio”)

CharterSM Multi-Sector Bond Portfolio (“Charter Multi-Sector Bond Portfolio”)

CharterSM Small Cap Growth Portfolio (“Charter Small Cap Growth Portfolio”)

CharterSM Small Cap Value Portfolio (“Charter Small Cap Value Portfolio”)

(collectively, the “Charter Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

Class K shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class A and Class B shares are offered at net asset value and are subject to fees imposed under distribution plans adopted pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Distribution Plans”). Each class of shares is offered under the Trust’s multi-class distribution system, which is designed to allow promotion of insurance products investing in the Trust through alternative

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distribution channels. Under the Trust’s multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class bears its “Class Expenses”; (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as “Class Expenses” by the Board under the Trust’s multiple-class plan pursuant to Rule 18f-3 under the 1940 Act are currently limited to payments made to the Distributor for the Class A and Class B shares pursuant to the Rule 12b-1 Distribution Plans.

The Trust’s shares may be sold to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”) issued or to be issued by AXA Equitable or other affiliated or unaffiliated insurance companies and, to the extent permitted by applicable law, and to tax-qualified retirement plans. Shares of each Portfolio also may be sold to any other person who may purchase such shares and not preclude the separate account that invests in the portfolio from using a certain “look-through” rule set forth in the Internal Revenue Code of 1986, as amended (“Code”), and the regulations thereunder, described in the section of this SAI entitled “Taxation.” Class K shares of the Trust are sold only to other Portfolios of the Trust, portfolios of EQ Advisors Trust and certain group annuity and retirement plans.

The Trust does not currently foresee any disadvantage to Contract owners arising from offering the Trust’s shares to separate accounts of insurance companies that are unaffiliated with one another or to the 401(k) plan sponsored by AXA Equitable (the “Equitable Plan”) or other tax-qualified retirement plans. However, it is theoretically possible that the interests of owners of various Contracts participating in the Trust through separate accounts or the Equitable Plan or other tax-qualified retirement plan participants might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts or the Equitable Plan or other tax-qualified retirement plan might withdraw their investments in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. The Board will monitor the portfolios for the existence of any material irreconcilable conflicts between or among such separate accounts, the Equitable Plan and other tax-qualified retirement plans and will take whatever remedial action may be necessary.

Each Portfolio is classified as a “diversified” portfolio under the 1940 Act. Currently under the 1940 Act, a diversified portfolio may not, with respect to 75% of its total assets, invest in a security if, as a result of such investment, more than 5% of the portfolio’s total assets would be invested in the securities of any one issuer or the portfolio would hold more than 10% of the outstanding voting securities of any one issuer. These percentage limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies. With respect to the remaining 25% of its total assets, a diversified portfolio may invest more than 5% of its total assets in the securities of one issuer. Repurchase agreements will not be considered to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company. The 1940 Act provides that a portfolio may not change its classification from diversified to non-diversified unless authorized by the vote of a majority of the outstanding voting securities of the Portfolio.

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TRUST INVESTMENT STRATEGIES

Fundamental Restrictions

Each Portfolio has adopted certain investment restrictions that are fundamental and may not be changed without approval by a “majority” vote of the Portfolio’s shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio.

Set forth below are each of the fundamental restrictions adopted by the Portfolios.

Each Portfolio will not:

(1) issue senior securities to the extent such issuance would violate the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

(2) borrow money, except as permitted under the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

(3) engage in the business of underwriting securities issued by others, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting or as otherwise permitted by the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

(4) concentrate its investments in a particular industry or group of industries, as the term “concentration” is used in the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

(5) purchase or sell real estate, except that the Portfolio may purchase and sell securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Portfolio may purchase and sell real estate acquired as a result of the ownership of securities or other instruments.

(6) purchase or sell physical commodities to the extent prohibited by the 1940 Act and other applicable laws, and the rules thereunder, as interpreted or modified by regulatory authorities having jurisdiction from time to time, and any applicable exemptive relief.

(7) make loans to other persons to the extent prohibited by the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

Notations Regarding the Portfolios’ Fundamental Restrictions

Each Portfolio’s fundamental restrictions are written and will be interpreted broadly. From time to time, the Securities and Exchange Commission (“SEC”) and members of its staff, and others, issue formal or informal views on various provisions of the 1940 Act and the rules thereunder, including through no-action letters and exemptive orders. For flexibility, each Portfolio’s fundamental restrictions will be interpreted with regard to these interpretations or modifications, as they are given from time to time. Therefore, it is possible that the interpretation of a Portfolio’s fundamental restrictions could change in the future.

The following notations are not considered to be part of a Portfolio’s fundamental restrictions and are subject to change without shareholder approval.

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Senior Securities and Borrowing    (notations regarding the fundamental restrictions set forth in (1) and (2) above)

“Senior securities” generally are obligations that have a priority over a portfolio’s shares with respect to the distribution of portfolio assets or the payment of dividends. Borrowings are viewed as involving the creation of a senior security. Under the 1940 Act, an open-end fund currently may not issue senior securities, except that a portfolio is permitted to borrow money in an amount not in excess of 33 1/3% of the portfolio’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, and except that a portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes, such as clearance of fund transactions and share redemptions. Any Portfolio borrowings that come to exceed these amounts will be reduced in accordance with applicable law. SEC staff guidance and interpretations, however, permit a portfolio, provided certain conditions are met, to engage in a number of types of transactions that might otherwise be considered to create senior securities. For purposes of each Portfolio’s fundamental restrictions, provided such conditions are met, short sale transactions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of other financial contracts or derivative instruments such as swaps, options, futures, forward and spot currency contracts and collateral and segregation arrangements with respect thereto, and deposits of margin will not be deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

Underwriting    (notations regarding the fundamental restriction set forth in (3) above)

A Portfolio engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an “underwriter” under certain federal securities laws. Although it is not believed that the application of the federal securities laws so described would cause the Portfolios to be engaged in the business of underwriting, the fundamental restriction will be interpreted not to prevent the Portfolios from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether a Portfolio may be considered to be within the technical definition of an underwriter under the federal securities laws or is otherwise engaged in the underwriting business to the extent permitted under applicable law.

Concentration    (notations with respect to the fundamental restriction set forth in (4) above)

While the 1940 Act does not define what constitutes “concentration” in an industry, the SEC staff has taken the position that investment of 25% or more of a portfolio’s total assets in one or more issuers conducting their principal business activities in the same industry constitutes concentration. The fundamental restriction does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing. Private activity municipal securities are not included within the exclusion for political subdivisions. In addition, investments in other investment companies are not considered an investment in any particular industry for purposes of the fundamental restriction. Industries generally are determined by reference to the classifications of industries set forth in the Portfolios’ shareholder reports. With respect to each Portfolio’s investments in options, futures, swaps and other derivative transactions, industries may be determined by reference to the industry of the reference asset. Each Portfolio may invest in securities of other investment companies or investment vehicles that may concentrate their assets in one or more industries. Each Portfolio may consider the concentration of such investment companies and investment vehicles in determining compliance with the fundamental restriction. Although each Portfolio does not intend to concentrate its investments in a particular industry, each Portfolio may indirectly concentrate in a particular industry or group of industries through its investments in securities of other investment companies or investment vehicles.

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Commodities    (notations with respect to the fundamental restriction set forth in (6) above)

The 1940 Act generally does not prohibit a Portfolio from investing in commodities or commodity-related instruments. A Portfolio is, however, limited in the amount of illiquid assets it may purchase, and certain commodities, especially physical commodities, may be considered to be illiquid. Each Portfolio may purchase or sell currencies and securities or other instruments backed by physical commodities and may purchase, sell or enter into options, futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments, including commodity-linked derivative instruments. Each Portfolio may, consistent with the fundamental restriction, transact in securities of exchange-traded funds (“ETFs”) or similar instruments that provide exposure to physical commodities. In addition, a Portfolio will not qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code in any taxable year for which more than 10% of its gross income consists of certain “non-qualifying” income, which includes gains from selling physical commodities (or options or futures contracts thereon unless the gain is realized from certain hedging transactions). To remain within that limitation, a Portfolio may need to limit its purchases of commodity-related investments that generate non-qualifying income, hold such an investment to avoid realizing non-qualifying income, sell such an investment at a loss, or take other actions, such as sell other investments, when for investment reasons it would not otherwise do so. A Portfolio would not intend to sell commodity-related investments when doing so would cause it to fail to qualify as a RIC under the Internal Revenue Code.

Loans    (notations with respect to the fundamental restriction set forth in (7) above)

The fundamental restriction allows each Portfolio to engage in all forms of lending (including loans of cash and portfolio securities) — and thus become a creditor — to the full extent permitted under the 1940 Act and related interpretations, as in effect from time to time. For purposes of the fundamental restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments and repurchase agreements will not be considered the making of a loan. In addition, the fundamental restriction would allow each Portfolio to engage in interfund lending, subject to SEC approval of an exemptive application. Interfund lending would allow each Portfolio to temporarily lend cash to another portfolio, subject to certain conditions of the exemptive relief. An interfund borrowing and lending program may provide the opportunity for a borrowing portfolio to pay an interest rate lower than what would be typically available from a bank, and the opportunity for a lending portfolio to receive an interest rate higher than what could be typically expected from investing cash in short-term instruments for cash management purposes. While the Portfolios have not applied for interfund lending relief, they may do so in the future.

Non-Fundamental Restrictions

The following investment restrictions generally apply to each Portfolio but are not fundamental. They may be changed for any Portfolio by the Board and without a vote of that Portfolio’s shareholders.

A Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. If, through a change in values, net assets, or other circumstances, a Portfolio were in a position where more than 15% of its net assets were invested in illiquid securities, the Portfolio would take steps to bring the aggregate amount of illiquid investments back within the prescribed limitation as soon as reasonably practicable.

A Portfolio will not invest more than 15% of its net assets in collateralized debt obligations or non-agency collateralized mortgage obligations.

If shares of a Portfolio are purchased by another portfolio in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Portfolio are held by such portfolio, the Portfolio will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

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A Portfolio may, notwithstanding any fundamental or non-fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Portfolio.

Charter Real Assets Portfolio, Charter Multi-Sector Bond Portfolio, Charter Small Cap Growth Portfolio and Charter Small Cap Value Portfolio each have a policy regarding how at least 80% of its assets will be invested, and none of these Portfolios may change their respective policy without giving at least sixty (60) days’ written notice to its shareholders to the extent required by SEC rules.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each AXA Allocation Portfolio and Target Allocation Portfolio operates under a “fund of funds” structure under which the Portfolio invests substantially all of its assets in securities of other investment companies (“Underlying Portfolios”) managed by the Adviser. Each Charter Allocation Portfolio operates under a “fund of funds” structure under which the Portfolio invests substantially all of its assets in Underlying Portfolios that are managed by the Adviser or by investment managers other than the Adviser, and in exchange-traded securities of other investment companies or investment vehicles (“ETFs”). In addition to bearing directly the fees associated with an AXA Allocation Portfolio, a Charter Allocation Portfolio or a Target Allocation Portfolio, an investor in one of these Portfolios will bear indirectly the fees of the Underlying Portfolios or ETFs in which the AXA Allocation Portfolio, Charter Allocation Portfolio or Target Allocation Portfolio invests. In addition, the performance of each AXA Allocation Portfolio, Charter Allocation Portfolio and Target Allocation Portfolio is directly related to the ability of the Underlying Portfolios or ETFs to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Portfolios or ETFs. Accordingly, each AXA Allocation Portfolio’s, Charter Allocation Portfolio’s and Target Allocation Portfolio’s investment performance will be influenced by the investment strategies of, and the risks and fees associated with, the Underlying Portfolios or ETFs, in direct proportion to the amount of assets each AXA Allocation Portfolio, Charter Allocation Portfolio and Target Allocation Portfolio allocates to the Underlying Portfolios or ETFs utilizing such strategies.

A summary of the investment objectives, strategies and risks of certain of the Underlying Portfolios and ETFs in which the AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios may invest is included in the Prospectus for the Trust dated May 1, 2017. A description of typical investment strategies or instruments that may apply to the Underlying Portfolios and ETFs is included in the section below. (Unless otherwise noted, references to “a portfolio” or “portfolios” in the section below may refer to the Underlying Portfolios or ETFs.) For additional information about Underlying Portfolios that are series of EQ Advisors Trust, please see the prospectuses and statement of additional information of EQ Advisors Trust (1940 Act File No. 811-07953) dated May 1, 2017, as may be supplemented from time to time. For additional information about Underlying Portfolios that are managed by other investments managers, and about ETFs, please see their respective prospectuses and statements of additional information, which are required to be filed electronically with the SEC and may be obtained from its website (www.sec.gov), and in many cases are available from the respective websites associated with those Underlying Portfolios or ETFs.

The AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios may have exposure to the investment strategies, instruments or practices, and their associated risks, described below either directly or indirectly through an underlying investment.

Asset-Backed Securities.    Certain of the portfolios may invest in asset-backed securities. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Asset-backed securities can also be collateralized by a single asset (e.g., a loan to a specific

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corporation). Asset-backed securities that represent an interest in a pool of assets provide greater credit diversification than those representing an interest in a single asset. Asset-backed securities may include securities backed by pools of loans made to borrowers with blemished credit histories (“subprime” loans). The underwriting standards for subprime loans may be lower and more flexible than the standards generally used by lenders for borrowers with non-blemished credit histories with respect to the borrower’s credit standing and repayment history. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Certain collateral may be difficult to locate in the event of default, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. In the case of automobile loans, most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. If a portfolio purchases asset-backed securities that are “subordinated” to other interests in the same pool of assets, the portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. The subordinated securities may be more illiquid and less stable than other asset-backed securities.

The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-support provider, if any. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. In addition, the risk of default by borrowers is greater during times of rising interest rates and/or unemployment rates and generally is higher in the case of asset pools that include subprime assets.

Asset-backed securities may be subject to interest rate risk and prepayment risk. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a portfolio reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer-term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter-term securities, maturity extension risk could increase the volatility of a portfolio.

Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average

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life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, a portfolio’s manager or sub-adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Bank Loans.    Certain of the portfolios may invest in bank loans. A bank loan represents an interest in a loan or other direct indebtedness that entitles the acquirer of such interest to payments of interest, principal and/or other amounts due under the structure of the loan. A portfolio may acquire a bank loan through (1) a participation interest, which gives the portfolio the right to receive payments of principal, interest and/or other amounts only from the lender selling the participation interest and only when the lender receives the payments from the borrower, or (2) an assignment in which a portfolio succeeds to the rights of the assigning lender and becomes a lender under the loan agreement. In connection with purchasing participations, a portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of set-off against the borrower, and the portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. When a portfolio purchases assignments from lenders, the portfolio will acquire direct rights against the borrower on the loan, and will not have exposure to a counterparty’s credit risk.

Bank loans are typically borrowers’ senior debt obligations and, as such, are considered to hold a senior position in the borrower’s capital structure. The senior capital structure position generally gives the holders of bank loans a priority claim on some or all of the borrower’s assets in the event of a default. In many situations, the assets or cash flow of the borrowing corporation, partnership or other business entity may serve as collateral for the bank loan. When a portfolio has an interest in certain types of bank loans, a portfolio may have an obligation to make additional loans upon demand by the borrower. These commitments may have the effect of requiring a portfolio to increase its investment in a borrower at a time when it would not have otherwise done so. Bank loans may be issued in connection with acquisitions, refinancings and recapitalizations.

Bank loans may have extended trade settlement periods. Accordingly, the proceeds from the sale of a bank loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force a portfolio to liquidate other securities to meet redemptions and may present a risk that the portfolio may incur losses in order to timely honor redemptions.

A portfolio’s investments in bank loans are subject to the risk that the portfolio will not receive payment of interest, principal and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Fully secured bank loans offer a portfolio more protection than unsecured bank loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of a secured bank loan’s collateral would satisfy the borrower’s obligation or that the collateral could be readily liquidated. In addition, a portfolio’s access to collateral may be limited by bankruptcy or other insolvency laws. In the case of a bankruptcy, a portfolio may not recover its principal, may experience a substantial delay in recovering its investment and may not receive interest during the delay. Unsecured bank loans are subject to a greater risk of default than secured bank loans, especially during periods of deteriorating economic conditions. Unsecured bank loans also have a greater risk of nonpayment in the event of a default than secured bank loans since there is no recourse for the lender to collateral.

A portfolio may have difficulty disposing of bank loans. In certain cases, the market for such instruments is not highly liquid, and in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a portfolio’s ability to dispose of particular bank loans in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Lending financial institutions often act as agents for broader groups of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of interest and principal. If the syndicate’s agent develops financial problems, a portfolio may not recover its investment or its recovery may be substantially delayed.

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A portfolio may be required to pay and may receive various commissions and fees in the process of purchasing, holding and selling bank loans. Such fees may include arrangement fees, facility fees, and letter of credit fees. Arrangement fees are paid at the start of a loan as compensation for the initiation of the loan. Facility fees are ongoing annual fees paid in connection with a loan. Letter of credit fees are paid if a loan involves a letter of credit.

If state or federal regulators or legislation impose additional restrictions or requirements on the ability of financial institutions to make loans considered highly leveraged transactions, the availability of bank loans for investments may be adversely affected and such restrictions or requirements could reduce sources of financing for certain borrowers, which would increase the risk of default. In addition, if state or federal regulators or legislation subject bank loans that are considered to be highly leveraged to increased regulatory scrutiny or require financial institutions to dispose of such bank loans, financial institutions may decide to sell such bank loans. Such sales by financial institutions may not be at desirable prices and if a portfolio attempts to sell a bank loan at the same time, the price the portfolio could get for the bank loan may be adversely affected.

Bonds.    Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are “perpetual” in that they have no maturity date.

Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a portfolio’s investments in bonds. If interest rates move sharply in a manner not anticipated by a portfolio’s management, a portfolio’s investments in bonds could be adversely affected. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Duration is a measure of a bond’s price sensitivity to a change in its yield. The change in the value of a fixed income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has a 5-year duration and its yield rises 1%, the bond’s value is likely to fall about 5%. Similarly, if a bond portfolio has a 5-year average duration and the yield on each of the bonds held by the portfolio rises 1%, the portfolio’s value is likely to fall about 5%. For portfolios with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond portfolio’s performance and share price. Accordingly, a bond portfolio’s actual performance will likely differ from the example.

During periods of rising interest rates, the average life of certain bonds is extended because of slower than expected principal payments. This may lock in a below-market interest rate and extend the duration of these bonds, especially mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility and lose value. This is known as extension risk.

Credit risk is the risk that an issuer will not make timely payments of principal and interest on the bond. The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt securities. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a portfolio’s investment in that issuer.

Brady Bonds.    Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the United States Secretary of the Treasury. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over the counter (“OTC”) secondary market. Brady Bonds are not considered to be U.S. Government securities.

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U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury Department (“U.S. Treasury”) zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors described in this SAI associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which a portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the portfolio to suffer a loss of interest or principal on any of its holdings. Each portfolio will invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the manager or sub-adviser(s), as applicable, to that portfolio.

Collateralized Debt Obligations.    Certain of the portfolios may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs, and other CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, overcollateralization or bond insurance, such enhancement may not always be present, and may fail to protect a portfolio against the risk of loss upon default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CBOs, CLOs and other CDOs may charge management fees and administrative expenses, which are in addition to those of a portfolio.

For CBOs, CLOs and other CDOs, the cash flows from the trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust or trust of another CDO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

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The risks of an investment in a CDO can be significant and depend largely on the type of the collateral securities and the class of the instrument in which a portfolio invests. Normally, CDOs are privately offered and sold, and thus, are not registered under the securities laws.

As a result, investments in CDOs may be characterized by the portfolios as illiquid securities; but an active dealer market may exist for CDOs allowing them to qualify as Rule 144A (under the Securities Act of 1933, as amended (“1933 Act”)) transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities discussed elsewhere in this SAI and the portfolios’ Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default or be downgraded if rated by a rating agency; (iii) the portfolios may invest in tranches of CDOs that are subordinate to other classes; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) the investment return achieved by a portfolio could be significantly different from return predicted by financial models; and (vi) the lack of a readily available secondary market for CDOs.

Convertible Securities.    A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by interest rates changes, with investment values declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities are subordinate in rank to any senior debt obligations of the same issuer and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. To the extent a portfolio invests in securities that may be considered “enhanced” convertible securities, some or all of these risks may be more pronounced.

Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into

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underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the manager, or each sub-adviser, as applicable will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities.

Credit and Liquidity Enhancements.    A portfolio may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a portfolio to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a portfolio and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a portfolio to use them when the portfolio wishes to do so.

Cybersecurity Issues.    With the increased use of technologies such as the Internet to conduct business, each portfolio is susceptible to operational, information security and related risks, including potential damage to computer systems (including shareholder computer systems). Operational risks include processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology errors or malfunctions, changes in personnel, and errors caused by a portfolio’s adviser, sub-adviser(s), third-party service providers or counterparties. The portfolios attempt to mitigate such risks; however, it is not possible to identify all of the risks that may affect a portfolio.

In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cybersecurity failures or breaches by a portfolio’s adviser, sub-adviser(s) and other service providers (including, but not limited to, portfolio accountants, custodians, transfer agents and administrators), and the issuers of securities in which the portfolios invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a portfolio’s ability to calculate its net asset value, impediments to trading, the inability of portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the portfolios have established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. There is also a risk that cyber attacks are not detected. Furthermore, the portfolios cannot control the cybersecurity plans and systems put in place by service providers to the portfolios and issuers in which the portfolios invest. In certain situations, the portfolios, an adviser, a sub-adviser, or a service provider may be required to comply with law enforcement in responding to a cyber security incident, which may prevent the portfolios from fully implementing their cybersecurity plans and systems, and (in certain situations) may result in additional information loss or damage. The portfolios and their shareholders could be negatively impacted as a result.

Depositary Receipts.    Depositary receipts represent ownership interests in securities of foreign companies (an “underlying issuer”) that have been deposited with a bank or trust and that trade on an exchange or over-the-counter. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts (“ADRs”),

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Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as “Depositary Receipts”). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. EDRs, which are sometimes called Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks or trust companies, that evidence ownership of either foreign or domestic underlying securities. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Depositary Receipts may be “sponsored” or “unsponsored.” Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored Depositary Receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary Receipts may be less liquid or may trade at a lower price than the securities of the underlying issuer. For purposes of a portfolio’s investment policies, its investment in Depositary Receipts will be deemed to be investments in the underlying securities except as noted.

Derivatives.    Certain portfolios may use a variety of financial instruments that derive their value from the value of one or more underlying assets, reference rates or indices (“Derivative Instruments”), including certain options, futures contracts and swap transactions. A portfolio may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a portfolio’s use of these instruments will place at risk a smaller portion of its assets. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments below.

A portfolio might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If a portfolio manager is incorrect in his or her judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, a portfolio may have lower net income and a net loss on the investment. Losses on certain instruments are potentially unlimited.

There have been numerous recent legislative and regulatory initiatives to implement a new regulatory framework for the derivatives markets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), enacted on July 21, 2010, initiated a dramatic revision of the U.S. financial regulatory framework that will continue to unfold over several years. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the portfolios may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. Although portions of the implementing regulations have been finalized, the ultimate impact of the Dodd-Frank Act, including on the derivative instruments in which a portfolio may invest, is not yet certain.

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The statutory provisions of the Dodd-Frank Act significantly changed in several respects the ways in which investment products are marketed, sold, settled (or “cleared”) or terminated. In particular, the Dodd-Frank Act mandates the elimination of references to credit ratings in numerous securities laws, including the 1940 Act. Certain swap derivatives have been and other derivatives may be mandated for central clearing under the Dodd-Frank Act, which likely will require technological and other changes to the operations of registered investment companies and the market in which they will trade. Central clearing also entails the use of assets of a registered investment company to satisfy margin calls, and this may have an effect on the performance of such a fund. The regulators have not yet issued final regulations implementing all of the Dodd-Frank Act’s margin requirements and clearing mandates. The banking regulators and the Commodity Futures Trading Commission (“CFTC”) have issued regulations requiring the posting of initial and variation margin for uncleared swaps. The first compliance date was September 1, 2016, for the firms that are very active in the swaps market, and only affected about 20 swap dealers on that date. As of March 1, 2017, variation margin requirements are applicable to all financial end-users, including the portfolios, and initial margin requirements will be phased in over a four-year period ending September 1, 2020.

The regulators that have been charged with the responsibility for implementing the Dodd-Frank Act (i.e., the SEC, the CFTC and the banking regulators) have been active in proposing and adopting regulations and guidance on the use of derivatives by registered investment companies. As discussed below, the CFTC adopted a revision to one of its rules that, as revised, either restricts the use of derivatives by a registered investment company or requires the fund’s adviser to register as a commodity pool operator (“CPO”). The SEC has proposed a new rule governing portfolios’ use of derivatives. If adopted, the rule would impose new limits on portfolios’ derivatives usage and new asset segregation requirements for portfolios’ derivatives transactions. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of a portfolio to be used for collateral in support of those derivatives than is currently the case, or restrict the ability of a portfolio to enter into certain types of derivative transactions.

Historically, advisers of registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, and swaps), including the portfolios, have been excluded from regulation as CPOs pursuant to CFTC Regulation 4.5. In 2012, the CFTC made substantial amendments to the permissible exclusion, and to the conditions for reliance on the permissible exclusion, from registration as a CPO. To qualify for an exclusion under these amendments to CFTC Regulation 4.5, if a portfolio uses commodity interests (such as futures contracts, options on futures contracts, and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions, determined at the time the most recent position was established, may not exceed 5% of the portfolio’s NAV (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase are “in-the-money”) or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the portfolio’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition, to qualify for an exclusion, a portfolio must satisfy a marketing test, which requires, among other things, that a portfolio not hold itself out as a vehicle for trading commodity interests.

The Adviser is registered with the SEC as an investment adviser under the 1940 Act. The Adviser also is registered with the CFTC as a CPO under the Commodity Exchange Act, as amended. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs and may affect portfolio returns. The Adviser serves as CPO for certain of the portfolios and claims an exclusion (under CFTC Regulation 4.5) from the definition of a CPO with respect to others as described in the Prospectus. With respect to those portfolios for which the Adviser claims an exclusion, it intends to comply with one of the two alternative trading limitations described above and the marketing limitation with respect to each portfolio. Complying with the trading limitations may restrict the Adviser’s ability to use derivatives as part of these portfolios’ investment strategies. Although the Adviser expects to be able to execute each

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of these portfolio’s investment strategies within the limitations, a portfolio’s performance could be adversely affected. In addition, rules under the Dodd-Frank Act may limit the availability of certain derivatives, may make the use of derivatives by a portfolio more costly, and may otherwise adversely impact the performance and value of derivatives.

Equity Securities.    Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. Preferred stock has certain fixed income features, like a bond, but actually is an equity security that is senior to a company’s common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stocks also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, stock markets are volatile, and the prices of equity securities generally fluctuate more than other securities and reflect changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The value of an equity security also may be affected by changes in financial markets that are relatively unrelated to the issuing company or its industry, such as changes in interest rates or currency exchange rates. Common stocks generally represent the riskiest investment in a company. Even investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor economic conditions. It is possible that a portfolio may experience a substantial or complete loss on an individual equity investment. While this is also possible with bonds, it is less likely.

Eurodollar and Yankee Dollar Obligations.    Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Event-Linked Bonds.    Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-fund losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a portfolio to certain unanticipated risks, including issuer (credit) default, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

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Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities or Non-Publicly Traded Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a portfolio will only invest in event-linked bonds that meet the credit quality requirements for the portfolio.

Floaters and Inverse Floaters.    Floaters and Inverse Floaters are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on a floater resets periodically. Because of the interest rate reset feature, floaters provide a portfolio with a certain degree of protection against rises in interest rates, but a portfolio will participate in any declines in interest rates as well. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under “Foreign Securities.”

In addition, certain of the portfolios may invest in inverse floating rate obligations which are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as London Inter-Bank Offered Rate (“LIBOR”). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Foreign Currency.    A portfolio may purchase securities denominated in foreign currencies, including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income. In addition, although a portion of a portfolio’s investment income may be received or realized in such currencies, the portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a portfolio’s income has been earned and computed in U.S. dollars but before conversion and payment, the portfolio could be required to liquidate portfolio securities to make such distributions.

Although each portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A portfolio will convert foreign currencies to U.S. dollars and vice versa from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities by currency controls or political developments in the United States or abroad. Foreign currencies in which a portfolio’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the portfolio. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes. Certain portfolios may also invest in the following types of foreign currency transactions:

Forward Foreign Currency Transactions.    A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

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A portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A portfolio’s use of such contracts will include, but not be limited to, the following situations.

First, when a portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, a portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a portfolio’s manager or sub-adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the portfolio’s portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, a portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a portfolio.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the manager or sub-adviser to the portfolio believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the portfolio will be served.

A portfolio may enter into forward contracts for any other purpose consistent with the portfolio’s investment objective and program. For example, a portfolio may use foreign currency options and forward contracts to increase exposure to a foreign currency or shift exposure to foreign currency fluctuations from one country to another. However, a portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the portfolio’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, a portfolio may net offsetting positions.

At the maturity of a forward contract, a portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract. If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between a portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts in which a portfolio may engage include foreign exchange forwards. The consummation of a foreign exchange forward requires the actual exchange of the principal amounts of

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the two currencies in the contract (i.e., settlement on a physical basis). Because foreign exchange forwards are physically settled through an exchange of currencies, they are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A foreign exchange forward generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and the prices at which they are selling various currencies. When a portfolio enters into a foreign exchange forward, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction. A portfolio may be required to obtain the currency that it must deliver under the foreign exchange forward through the sale of portfolio securities denominated in such currency or through conversion of other assets of a portfolio into such currency. Although foreign exchange forwards settled on a physical basis are generally not classified as swaps, these transactions must be reported to a swap data repository under the Dodd-Frank Act.

Forward contracts in which a portfolio may engage also include non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. NDFs are classified as swaps and regulated as such under the Dodd-Frank Act. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to foreign exchange forwards, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. Although NDFs historically have been traded over-the-counter, in the future, pursuant to the Dodd-Frank Act, they may be exchange-traded. Under such circumstances, they will be centrally cleared and a secondary market for them will exist. With respect to NDFs that are centrally-cleared, while central clearing is intended to decrease counterparty risk, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. Even if some NDFs remain traded OTC, they will be subject to margin requirements for uncleared swaps and counterparty risk common to other swaps. For more information about the risks associated with utilizing swaps, please see “Swaps” below.

Foreign Currency Options, Foreign Currency Futures Contracts and Options on Futures.    Certain of the portfolios may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Those portfolios may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The portfolios will write options on foreign currency or on foreign currency futures contracts only if they are “covered,” except as described below. A put on a

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foreign currency or on a foreign currency futures contract written by a portfolio will be considered “covered” if, so long as the portfolio is obligated as the writer of the put, it segregates, either on the records of the manager, the sub-advisers or with the portfolio’s custodian, cash or other liquid securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by a portfolio will be considered “covered” only if the portfolio segregates, either on the records of the manager, the sub-advisers or with the portfolio’s custodian, cash or other liquid securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written.

Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a portfolio, sold by a portfolio but not yet delivered or anticipated to be purchased by a portfolio. As an illustration, a portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

Over-the-Counter Options on Foreign Currency Transactions.    Certain of the portfolios may engage in OTC options on foreign currency transactions. A manager or sub-adviser may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. OTC options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the OTC market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter.

Hedging transactions involve costs and may result in losses. The portfolios may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A portfolio will engage in OTC options transactions on foreign currencies only when appropriate exchange-traded transactions are unavailable and when, in the manager’s or sub-adviser’s opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A portfolio’s ability to engage in hedging and related option transactions may be limited by tax considerations (see the section of this SAI entitled “Taxation”).

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing. OTC options on foreign currency also are considered to be swaps. For information concerning the risks associated with swaps please see “Swaps.”

Foreign Securities.    Certain of the portfolios may also invest in other types of foreign securities or engage in certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee dollar obligations and foreign currency transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

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Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign income or other withholding taxes that reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls or limitations on the removal of funds or assets. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a portfolio’s investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement,” which can result in losses to a portfolio.

The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

A portfolio that invests in foreign securities is subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the portfolio’s net asset value is determined. If such arbitrage attempts are successful, a portfolio’s net asset value might be diluted. A portfolio’s use of fair value pricing in certain circumstances (by adjusting the closing market prices of foreign securities to reflect what the Board believes to be their fair value) may help deter such arbitrage activities. The

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effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. As such, fair value pricing is based on subjective judgment and it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that use of fair value pricing will limit an investment adviser’s ability to implement a portfolio’s investment strategy (e.g., reducing the volatility of a portfolio’s share price) or achieve its investment objective.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international or global portfolios are usually somewhat higher than those of typical domestic stock portfolios.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See “Emerging Market Securities” below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below.

Emerging Market Securities.    Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the portfolio can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries) and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European, Russian or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

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If such an event occurs, a portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the investing portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Eastern European and Russian Securities.    Investing in the securities of Eastern European and Russian issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation, and confiscatory taxation. Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Western Europe and Russia and may suffer heavy losses as a result of their trading and investment links to these economies and currencies. Additionally, Russia may attempt to assert its influence in the region through economic or even military measures. The United States and the European Union (the “EU”) have imposed economic sanctions on Russia over its annexation of Crimea from Ukraine and may impose additional sanctions over its involvement in Syria’s ongoing civil war. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, either by issuer, sector, or the Russian markets as a whole, impairing the ability of a portfolio to buy, sell, receive or deliver those securities. In such circumstances, a portfolio may be forced to liquidate non-restricted assets in order to satisfy shareholder redemptions. Such liquidation of portfolio assets could result in a portfolio receiving substantially lower prices for its securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. As a result, a portfolio’s performance may be adversely affected.

In some of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, no accounting or financial reporting standards, a lack of banking and securities infrastructure to handle such trading and a legal tradition that does not recognize rights in private property. Credit and debt issues and other economic difficulties affecting Western Europe and its financial institutions can negatively affect Eastern European countries.

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Eastern European economies may also be particularly susceptible to the international credit market due to their reliance on bank related inflows of foreign capital. The 2008 global financial crisis restricted international credit supplies and several Eastern European economies faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit and trade. Accordingly, the European crisis may present serious risks for Eastern European economies, which may have a negative effect on a portfolio’s investments in the region.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Such registrars were not necessarily subject to effective state supervision nor were they licensed with any governmental entity, thereby increasing the risk that a portfolio could lose ownership of its securities through fraud, negligence, or even mere oversight. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a portfolio suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the portfolio to enforce its rights or otherwise remedy the loss.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. As the 2008 global financial crisis caused price volatility in commodities, especially oil, many sectors in the Russian economy fell into turmoil, pushing the whole economy into recession. In addition, prior to the global financial crisis, Russia’s economic policy encouraged excessive foreign currency borrowing as high oil prices increased investor appetite for Russian financial assets. As a result of this credit boom, Russia reached alarming debt levels and suffered from the effects of tight credit markets. Russia continues to face significant economic challenges, including weak levels of investment and a sluggish recovery in external demand. In the near term, the fallout from the European crisis and weakened global economy may reduce demand for Russian exports such as oil and gas, which could limit Russia’s economic recovery. Over the long-term, Russia faces challenges including a shrinking workforce, a high level of corruption, and difficulty in accessing capital for smaller, non-energy companies and poor infrastructure in need of large investments.

European Securities.    The EU’s Economic and Monetary Union (“EMU”) requires eurozone countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, fiscal and monetary controls, and other factors, each of which may significantly impact every European country

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and their economic partners. Decreasing imports or exports, changes in governmental or other regulations on trade, changes in the exchange rate of the euro (the common currency of the EU), the threat of default or actual default by one or more EU member countries on its sovereign debt, and/or an economic recession in one or more EU member countries may have a significant adverse effect on the economies of other EU member countries and major trading partners outside Europe.

In recent years, the European financial markets have experienced volatility and adverse trends due to concerns relating to economic downturns, rising government debt levels and national unemployment and the possible default of government debt in several European countries. Several countries have agreed to multi-year bailout loans from the European Central Bank, International Monetary Fund, and other institutions. Responses to financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have unintended consequences. A default or debt restructuring by any European country can adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in other countries and can affect exposures to other EU countries and their financial companies as well. The manner in which the EU and EMU responded to the global recession and sovereign debt issues raised questions about their ability to react quickly to rising borrowing costs and the potential default by an EU country of its sovereign debt and revealed a lack of cohesion in dealing with the fiscal problems of member states. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms, which could increase political or social instability. Some European countries continue to suffer from high unemployment rates. In June 2016, the United Kingdom (the “UK”) voted to withdraw from the EU, commonly referred to as “Brexit.” The impact of Brexit is so far uncertain. The effect on the UK’s economy will likely depend on the nature of trade relations with the EU following its exit, a matter to be negotiated. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the UK and European economies, as well as the broader global economy for some time. Additional EU members could decide to abandon the euro and also withdraw from the EU, which could adversely affect the value of a portfolio’s investments.

Latin America.     Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks.

Certain Latin American countries depend heavily on exports to the U.S. and investments from a small number of countries. Accordingly, these countries may be sensitive to fluctuations in demand, exchange rates and changes in market conditions associated with those countries. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin

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American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. As a result, these economies are particularly susceptible to fluctuations in the price of oil and other commodities and currency fluctuations. The 2008 global financial crisis weakened the global demand for oil and other commodities and, as a result, Latin American countries faced significant economic difficulties that led certain countries into recession. If global economic conditions worsen, prices for Latin American commodities may experience increased volatility and demand may continue to decrease. Although certain of these countries have recently shown signs of recovery, such recovery, if sustained, may be gradual. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries. In certain countries, political risk, including nationalization risk, is high.

A number of Latin American countries are among the largest debtors of developing countries and have a history of reliance on foreign debt and default. The majority of the region’s economies have become dependent upon foreign credit and loans from external sources to fund government economic plans. Historically, these plans have frequently resulted in little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Because of their dependence on foreign credit and loans, a number of Latin American economies faced significant economic difficulties and some economies fell into recession as the 2008 global financial crisis tightened international credit supplies. While the region has recently shown signs of economic improvement, recovery from past economic downturns in Latin America has historically been slow, and any such recovery, if sustained, may be gradual. The European crisis and weakened global economy may reduce demand for exports from Latin America and limit the availability of foreign credit for some countries in the region. As a result, a portfolio’s investments in Latin American securities could be harmed if economic recovery in the region is limited.

Pacific Basin Region.    Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries and (v) ethnic, religious and racial disaffection. In addition, the Asia Pacific geographic region has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the economy of any country in the region. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain Asian countries, as do environmental problems.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the EU. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries. The 2008 global financial crisis spread to the region, significantly lowering its exports and foreign investments in the region, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. Although the economies of many countries in the region have recently shown signs of recovery from the crisis, such recovery, if sustained, may be gradual. Furthermore, any such recovery may be limited or hindered by the reduced demand for exports and lack of available capital for investment resulting from the European crisis and weakened global economy. The economies of certain Asian countries depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. In addition, certain developing Asian countries, such as the Philippines and India are especially large debtors to commercial banks and foreign governments.

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The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a portfolio’s ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a portfolio’s assets denominated in those currencies.

Some developing Asian countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a portfolio. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price and shareholder rights) than securities of the company available for purchase by nationals. There can be no assurance that a portfolio will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a portfolio’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

Chinese Companies.    Investing in China, Hong Kong and Taiwan involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, particularly in China; (f) currency exchange rate fluctuations and the lack of available currency hedging instruments; (g) higher rates of inflation; (h) controls on foreign investment and limitations on repatriation of invested capital and on a portfolio’s ability to exchange local currencies for U.S. dollars; (i) greater governmental involvement in and control over the economy; (j) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (k) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (l) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (m) the fact that statistical information regarding the Chinese economy may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (n) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (o) the fact that the settlement period of securities transactions in foreign markets may be longer; (p) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (q) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (r) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (s) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.

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Investment in China, Hong Kong and Taiwan is subject to certain political risks. China’s economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China’s economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities are also subject to substantial restrictions. Some believe that China’s currency is undervalued. Currency fluctuations could significantly affect China and its trading partners. China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns. For decades, a state of hostility has existed between Taiwan and the People’s Republic of China. Beijing has long deemed Taiwan a part of the “one China” and has made a nationalist cause of recovering it. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. By treaty, China has committed to preserve Hong Kong’s autonomy and its economic, political and social freedoms until 2047. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Securities of companies located in China include China A-shares, China B-shares, and China H-shares, among others. Foreign ownership of China A-shares is subject to certain limitations set by the Chinese government. A portfolio may invest in China A-shares by using the “connect programs” of local stock exchanges in China, such as the Shanghai-Hong Kong Stock Connect program (“Connect Program”) or other similar programs. There are significant risks inherent in investing in China A-shares through such programs. The Chinese investment and banking systems are materially different in nature from many developed markets, which introduces for investors risks that are different from those in the United States. The Connect Program is subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict a portfolio’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. If the Shanghai or the Hong Kong market or both markets are closed on a U.S. trading day, a portfolio may not be able to dispose of its China A-shares in a timely manner, which could adversely affect the portfolio’s performance. The Connect Program is in its early stages and the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is unknown. In addition, there is no assurance that the necessary systems required to operate the Connect Program will function properly or will continue to be adapted to changes and developments in both markets. The Connect Program is subject to regulations promulgated by regulatory authorities for both exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program. Because of the way in which China A-shares are held in the Connect Program, a portfolio may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai stock exchange becomes insolvent. Because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi, the Chinese currency, investors must have timely access to a reliable supply of offshore Renminbi, which cannot be guaranteed. In August 2016, the China Securities Regulatory Commission and the Securities and Futures Commission announced the upcoming expansion of the connect program to the Shenzhen stock exchange which formally commenced trading on December 5, 2016. The future impact of this next stage of integration of Chinese and foreign markets is unclear. Currently, it is expected that the rules and regulations for the connect program with the Shenzhen stock exchange will be broadly similar to the rules and regulations applicable to the Connect Program.

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Forward Commitments, When-Issued and Delayed Delivery Securities.    Forward commitments, including “TBA” (to be announced), when-issued and delayed delivery securities. Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by a portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis, it does not pay for the securities until they are received. A portfolio is required to designate the segregation, either on the records of the manager or sub-adviser or with the portfolio’s custodian, of cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the portfolio’s forward commitments, when-issued or delayed delivery commitments or to enter into offsetting contracts for the forward sale of other securities it owns. The availability of liquid assets for this purpose and the effect of asset segregation on a portfolio’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a portfolio may purchase forward commitments, when-issued and delayed delivery securities. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of a portfolio’s other assets. Where such purchases are made through dealers, a portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a portfolio of an advantageous yield or price. Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, a portfolio or its counterparty generally is required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions.

A portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, a portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although a portfolio may close out its position prior to the settlement date by entering into a matching sales transaction. In general, a portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

A portfolio may purchase forward commitments and make commitments to purchase securities on a when-issued or delayed-delivery basis for any number of reasons, including to protect the value of portfolio investments, as a means to adjust a portfolio’s overall exposure, and to enhance the portfolio’s return. Purchases made in an effort to enhance a portfolio’s return may involve more risk than purchases made for other reasons. For example, by committing to purchase securities in the future, a portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a portfolio may have to sell assets that have been set aside in order to meet redemptions. In addition, if a portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a portfolio’s payment obligation).

Hybrid Instruments.    Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument.

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Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. The issuer or guarantor of a hybrid instrument may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. A portfolio that invests in hybrid instruments is subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a portfolio’s share price and income level.

In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and

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able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures and most swaps by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a portfolio.

Illiquid Securities or Non-Publicly Traded Securities.    The inability of a portfolio to dispose of illiquid or not readily marketable investments promptly or at a reasonable price could impair a portfolio’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a portfolio which are eligible for resale pursuant to Rule 144A and that have been determined to be liquid by a board of trustees or its delegates will be monitored by each portfolio’s manager or sub-adviser on an ongoing basis, as the case may be. In the event that such a security is deemed to be no longer liquid, a portfolio’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a portfolio having more than its limit of assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid, and therefore subject to a portfolio’s limit on the purchase of illiquid securities, unless a portfolio’s board of trustees or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, a board of trustees and its delegates may consider, among other things, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

There is a large institutional market for certain securities that are not registered under the 1933 Act, which may include markets for repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Shares of Underlying Portfolios purchased or otherwise acquired by any Portfolio of the Trust in reliance on Section 12(d)(1)(F) of the 1940 Act (“Section 12(d)(1)(F) Investments”) are “redeemable securities” (as defined in the 1940 Act) and generally will be presumed to be liquid. Section 12(d)(1)(F), however, generally provides that such an Underlying Portfolio is not obligated to redeem its shares in an amount

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exceeding 1% of its total outstanding securities during any period of less than thirty days. In circumstances where a Portfolio of the Trust holds more than 1% of such an Underlying Portfolio’s total outstanding securities, the Adviser will treat such securities as liquid unless the Adviser knows, or has reason to know, that they are not liquid. Under certain circumstances, the Adviser will confirm the liquidity of the Trust Portfolio’s relevant Section 12(d)(1)(F) Investments, taking into consideration the various characteristics of the Underlying Portfolio. Once the liquidity of a Trust Portfolio’s investment in the shares of an Underlying Portfolio is confirmed, the Adviser will continue to monitor the liquidity of the investment. If, as a result of changed conditions, it is determined that the Trust Portfolio’s investment in shares of an Underlying Portfolio is no longer liquid, the Trust Portfolio’s holdings of illiquid securities will be reviewed and the Adviser, in consultation with the Board if necessary, will determine if any steps are required to assure that the percentage limitation on the Trust Portfolio’s investments in illiquid securities continues to be satisfied.

Inflation-Indexed Securities.    Certain portfolios may invest in inflation-indexed securities issued by the U.S. Treasury and others. Inflation-indexed securities are debt securities the principal value of which is adjusted periodically in accordance with changes in a measure of inflation. Inflation-indexed securities issued by the U.S. Treasury use the Consumer Price Index for Urban Consumers (“CPI-U”) published by the U.S. Bureau of Labor Statistics. See “U.S. Government Securities” below. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Two structures for inflation-indexed securities are common: the U.S. Treasury and some other issuers utilize a structure that adjusts the principal value of the security according to the rate of inflation; most other issuers pay out the Consumer Price Index adjustments as part of a semi-annual coupon.

In the first, the interest rate on the inflation-indexed bond is fixed, while the principal value rises or falls semi-annually based on changes in a published measure of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In the second, the inflation adjustment for certain inflation-indexed bonds is reflected in the semiannual coupon payment. As a result, the principal value of these inflation-indexed bonds does not adjust according to the rate of inflation.

In general, the value of inflation-indexed securities increases in periods of general inflation and declines in periods of general deflation. If inflation is lower than expected during the period a portfolio holds an inflation-indexed security, the portfolio may earn less on it than on a conventional bond. Inflation-indexed securities are expected to react primarily to changes in the “real” interest rate (i.e., the nominal, or stated, rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate U.S. Treasury securities having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

Any increase in the principal value of an inflation-indexed security is taxable in the taxable year the increase occurs, even though its holders do not receive cash representing the increase until the security matures, and the amount of that increase for a portfolio generally must be distributed each taxable year to its shareholders. See the “Taxation” section of this SAI. Thus, each portfolio that invests therein could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Insured Bank Obligations.    The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The portfolios may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless its board of trustees determines that a readily available market exists for such obligations, a portfolio will treat such obligations as subject to the limit for illiquid investments for each portfolio unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

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Investment Company Securities.    Certain portfolios may invest in the securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act and the rules, regulations, and exemptive orders thereunder. Investment company securities are securities of other open-end or closed-end investment companies and unit investment trusts. The 1940 Act generally prohibits a portfolio from acquiring more than 3% of the total outstanding voting shares of an investment company and limits such investments to no more than 5% of a portfolio’s total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a portfolio from acquiring in the aggregate more than 10% of the total outstanding voting shares of any registered closed-end investment company. Certain exceptions to these limitations are provided by the 1940 Act and the rules, regulations, and exemptive orders thereunder. Each Underlying Portfolio that is a series of EQ Advisors Trust has adopted a policy stating that it will not invest in the shares of another investment company in excess of the limitations of Section 12(d)(1)(A) of the 1940 Act in reliance on Sections 12(d)(1)(F) or (G).

Each AXA Allocation Portfolio, Charter Allocation Portfolio and Target Allocation Portfolio invests substantially all of its assets in the securities of other investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. In addition, certain types of investment companies, such as closed-end investment companies and exchange-traded funds, trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share. Such a premium or discount may impact the performance of a portfolio’s investment. Further, the securities of investment companies may be leveraged. As a result, a Trust Portfolio may be indirectly exposed to leverage through an investment in such securities. An investment in securities of investment companies that use leverage may expose a Trust Portfolio to higher volatility in the market value of such securities and the possibility that the Trust Portfolio’s long-term returns on such securities will be diminished.

ETFs.    These are a type of investment company (or similar entity) the shares of which are bought and sold on a securities exchange and that hold a portfolio of securities or other financial instruments. Many ETFs are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies and commodities). A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. Many ETFs have obtained exemptive relief from the SEC to permit other investment companies (such as the portfolios) to invest in their shares beyond the statutory limits on investments in other investment companies described above, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A portfolio may rely on these exemptive orders in investing in ETFs. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track or in which it invests. The lack of liquidity in an ETF could result in it being more volatile, and ETFs have fees which increase their costs. In addition, there is the risk that an ETF may fail to closely track the index, if any, that it is designed to replicate.

Passive Foreign Investment Companies.    Certain portfolios may purchase the securities of “passive foreign investment companies” (“PFICs”). In general, such companies have been the only or primary way to invest in foreign countries that limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. In addition to bearing their proportionate share of a portfolio’s expenses (management fees and operating expenses), shareholders will also indirectly (through the portfolio) bear similar expenses of such entities. PFICs in which a portfolio may invest may also include foreign corporations other than such investment funds. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above, as well as certain tax consequences (see section of this SAI entitled “Taxation”).

Investment Grade Securities.    Investment grade securities are securities rated Baa or higher by Moody’s, BBB or higher by S&P, or BBB or higher by Fitch, securities that are comparably rated by another rating agency, or unrated securities determined by the applicable manager or sub-adviser to be

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of comparable quality. Bonds rated in the lower investment grade rating categories (or determined to be of comparable quality by a portfolio’s manager or sub-adviser) have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. If a security is downgraded, the applicable manager or sub-adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of a portfolio.

Non-Investment Grade Securities or “Junk Bonds.”    Non-investment grade securities are securities rated Ba or lower by Moody’s, or BB or lower by S&P or Fitch, securities that are comparably rated by another rating agency, or unrated securities determined by the manager or sub-adviser, as applicable to be of comparable quality. Non-investment grade securities are commonly known as “junk bonds” and are considered predominantly speculative with respect to the issuer’s ability to pay interest and repay principal. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies and in other circumstances.

Non-investment grade securities generally offer a higher current yield than that available for investment grade securities; however, they involve greater risks than investment grade securities in that they are especially sensitive to, and may be more susceptible to, real or perceived adverse changes in general economic conditions and in the industries in which the issuers are engaged, changes in the financial condition of, and individual corporate developments of, the issuers, and price fluctuations in response to changes in interest rates. Because a portfolio’s investments in non-investment grade securities involve greater investment risk than its investments in higher rated securities, achievement of the portfolio’s investment objective will be more dependent on a portfolio’s manager’s or sub-adviser’s analysis than would be the case if the portfolio were investing in higher rated securities.

Non-investment grade securities generally will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. Lower rated securities may experience substantial price declines when there is an expectation that issuers of such securities might experience financial difficulties. As a result, the yields on lower rated securities can rise dramatically. However, those higher yields may not reflect the value of the income stream that holders of such securities expect. Rather, those higher yields may reflect the risk that holders of such securities could lose a substantial portion of their value due to financial restructurings or defaults by the issuers. There can be no assurance that those declines will not occur.

During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full. Non-investment grade securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a non-investment grade security’s value will decrease in a rising interest rate market, as will the value of a portfolio’s investment in such securities. If a portfolio experiences unexpected net redemptions, this may force it to sell its non-investment grade securities, without regard to their investment merits, thereby decreasing the asset base upon which the portfolio’s expenses can be spread and possibly reducing the portfolio’s rate of return.

In addition, the market for non-investment grade securities generally is thinner and less active than that for higher rated securities, which may limit a portfolio’s ability to sell such securities at fair value in response to changes in the economy or financial markets. This potential lack of liquidity may make it more difficult for a portfolio’s manager or sub-adviser to value accurately certain portfolio securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade securities, especially in a thinly traded market.

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In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a portfolio may find it difficult to value its junk bonds accurately. Under such conditions, a portfolio may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of such portfolio’s board of trustees. It is the policy of each portfolio’s manager or sub-adviser(s) not to rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with their own independent and ongoing review of credit quality.

Prices for junk bonds also may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructuring such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, could depress the prices of outstanding junk bonds.

Credit Ratings.    Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Ltd. (“Fitch”) and Standard & Poor’s Global Ratings (“S&P”) and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to commercial paper and corporate bonds by Moody’s, Fitch and S&P is included in Appendix A to this SAI. The process by which Moody’s, Fitch and S&P determine ratings generally includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond’s value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond’s rating. Subsequent to a bond’s purchase by a portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the portfolio. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of a portfolio’s investment portfolio, resulting from market fluctuations or other changes in a portfolio’s total assets will not require a portfolio to dispose of an investment. The portfolios may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings assigned to individual bond issues, a portfolio’s manager or sub-adviser, as applicable, will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer’s obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

Commodity-Linked Notes.    Certain of the portfolios may invest in commodity-linked notes, which are privately negotiated structured debt securities the amount of principal repayment and/or interest payments for which are linked to the return of an index, such as the Dow Jones-UBS Commodity Index Total ReturnSM, that is representative of the commodities market or a segment thereof. They are

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available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer’s credit risk. Commodity-linked notes may be leveraged and also are subject to counterparty risk. Investments linked to the prices of commodities, including commodity-linked notes, are considered speculative. The values of commodity-linked notes are affected by events that might have less impact on the values of stocks and bonds. Prices of commodities and related contracts may fluctuate significantly over short periods due to a variety of factors, including changes in supply and demand relationships, weather, agriculture, fiscal, and exchange control programs, disease, pestilence, and international economic, political, military and regulatory developments. In addition, the commodity markets may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. These circumstances could adversely affect the value of the commodity-linked notes and make them more volatile than other types of investments. Commodity-linked notes may have substantial risks, including risk of loss of a significant portion of their principal value. Investments therein can also have adverse tax consequences (see the section of this SAI entitled “Taxation”).

Exchange-Traded Notes (ETNs).    Certain of the portfolios may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. This type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protection exists. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy. A portfolio’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If a portfolio must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. There may be restrictions on a portfolio’s right to redeem its investment in an ETN, which are generally meant to be held until maturity.

Loan Participations, Assignments and Other Direct Indebtedness.    These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. In purchasing a loan participation, a portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer a portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Certain of the loans and other direct indebtedness acquired by a portfolio may involve revolving credit facilities or other standby financing commitments, which obligate the portfolio to pay additional cash on a certain date or on demand. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These commitments may have the effect of requiring a portfolio to increase its investment in a company at a time when a portfolio might not otherwise decide to do so (including at a time when the company’s financial

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condition makes it unlikely that such amounts will be repaid). To the extent that a portfolio is committed to advance additional funds, it is required to designate the segregation, either on the records of the portfolio’s manager or sub-adviser or with its custodian, of cash or other liquid securities in an amount equal to or greater than, on a daily basis, an amount sufficient to meet such commitments.

Such loans and other direct indebtedness loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its rights and the rights of other loan participants against the borrower. Alternatively, such loans and other direct indebtedness may be structured as a “novation” (i.e., a new loan) pursuant to which a portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which a portfolio would purchase an assignment of a portion of a lender’s interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. A portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

A portfolio’s ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a portfolio will purchase, a portfolio’s manager or sub-adviser will rely upon its own credit analysis of the borrower. As a portfolio may be required to rely upon another lending institution to collect and pass on to a portfolio amounts payable with respect to the loan and to enforce a portfolio’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a portfolio from receiving such amounts. In such cases, a portfolio will also evaluate the creditworthiness of the lending institution and will treat both the borrower and the lending institutions as an “issuer” of the loan for purposes of certain investment restrictions pertaining to the diversification of a portfolio’s investments. Many lending institutions have been weakened by the recent financial crisis, and it may be difficult for a portfolio to obtain an accurate picture of a lending institution’s financial condition.

The borrower in a loan arrangement may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among other things. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a portfolio derives interest income will be reduced. The effect of prepayments on a portfolio’s performance may be mitigated by the receipt of prepayment fees, and the portfolio’s ability to reinvest prepayments in other loans that have similar or identical yields. However, there is no assurance that a portfolio will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the prepaid loan.

Loan participations and other direct indebtedness may have extended trade settlement periods. Accordingly, the proceeds from the sale of these instruments may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale. The extended trade settlement periods could force a portfolio to liquidate other securities to meet redemptions and may present a risk that the portfolio may incur losses in order to timely honor redemptions.

Investments in such loans and other direct indebtedness may involve additional risks to a portfolio. For example, if a loan or other direct indebtedness is foreclosed, a portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a portfolio could be held liable as a co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a portfolio relies on the manager’s or sub-adviser’s research in an attempt to avoid situations where fraud and misrepresentation could adversely affect a portfolio. In addition, loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only

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limited opportunities may exist to resell such instruments. As a result, a portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the manager or sub-adviser determines that any such investments are illiquid, a portfolio will include them in the investment limitations described above.

Mortgage-Backed or Mortgage-Related Securities.    Mortgage-backed securities (“MBS”) represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. Those securities may be guaranteed by a U.S. Government agency or instrumentality (such as the Government National Mortgage Association, or “Ginnie Mae”); issued and guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States (such as by the Federal National Mortgage Association, or “Fannie Mae”, or the Federal Home Loan Mortgage Corporation, or “Freddie Mac” (collectively, the “GSEs”), and described in greater detail below); or issued by fully private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private MBS may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned by stockholders. It is subject to general regulation by the Federal Housing Finance Authority (“FHFA”). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. Government.

Freddie Mac is a government-sponsored corporation owned by stockholders. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the PCs it issues, but those PCs are not backed by the full faith and credit of the U.S. Government.

The U.S. Department of the Treasury (“U.S. Treasury”) historically has had the authority to purchase obligations of Fannie Mae and Freddie Mac. However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the FHFA to announce that the GSEs had been placed in conservatorship. Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their MBS. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth. Since the GSEs were placed into conservatorship, they have required U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, including payments after the fourth quarter of 2016, the GSEs have paid approximately $265.8 billion in aggregate cash dividends (although those payments do not constitute a repayment of their draws). The FHFA stated that Fannie Mae and Freddie Mac may need an injection of U.S. Treasury capital in the future. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue into the future.

Moreover, there remains significant uncertainty as to whether (or when) Fannie Mae and Freddie Mac will emerge from conservatorship, which has no specified termination date. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government reportedly is considering multiple options, ranging on a spectrum from nationalization, privatization, consolidation, or abolishment of the entities. Congress is considering several pieces of legislation that would reform the GSEs, proposing to address their structure, mission, portfolio limits, and guarantee fees, among other issues.

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The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of GSEs’ mortgage portfolios. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.

Unlike MBS issued or guaranteed by the U.S. Government or one of the GSEs, MBS issued by private issuers do not have a government or GSE guarantee. Private issuers may purchase various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance, to support the timely payment of principal and interest of the underlying mortgage loans. However, there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. In addition, privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, private MBS may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

The value of MBS may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Privately issued MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. MBS have yield and maturity characteristics corresponding to the underlying assets. Certain MBS may include securities backed by pools of mortgage loans made to borrowers with blemished credit histories (“subprime” loans). The underwriting standards for subprime loans may be lower and more flexible than the standards generally used by lenders for borrowers with non-blemished credit histories with respect to the borrower’s credit standing and repayment history. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain MBS include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

MBS are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable MBS. In that event, the portfolio may be unable to invest the proceeds from the early payment of the MBS in an investment that provides as high a yield as the MBS. Consequently, early payment associated with MBS may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of MBS. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of MBS. Since the value of long-term securities generally fluctuates more widely in response to changes in interest rates than that of shorter-term securities, maturity extension could increase the inherent volatility of a portfolio. This is known as extension risk. If the life of a MBS is inaccurately predicted, a portfolio may not be able to realize the rate of return it expected. Under certain interest rate and prepayment scenarios, a portfolio may fail to recoup fully its investment in MBS notwithstanding any direct or indirect governmental or agency guarantee.

MBS are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of

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significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the MBS in which a portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a portfolio to experience a loss equal to any unamortized premium.

Certain portfolios may invest in collateralized mortgage obligations (“CMOs”) and stripped MBS that represent a participation in, or are secured by, mortgage loans. Some MBS, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). MBS are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or “tranches”), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a portfolio would have the same effect as the prepayment of mortgages underlying other MBS. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a portfolio that invests in CMOs.

Stripped MBS are created when a U.S. government agency or a financial institution separates the interest and principal components of a MBS and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped MBS are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying MBS, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The portfolios may invest in both the IO class and the PO class. The prices of stripped MBS may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped MBS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped MBS. A rapid rate of principal prepayments may have a measurable adverse effect on a portfolio’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped MBS may be more volatile and less liquid than that for other MBS, potentially limiting the portfolio’s ability to buy or sell those securities at any particular time.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through

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certificates. Parallel-pay CMOs and multi-class passthrough certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a portfolio’s investment objectives and policies, the portfolio may invest in various tranches of CMO bonds, including support bonds.

Certain portfolios may also invest in directly placed mortgages including residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a portfolio forecloses on any non-performing mortgage, it could end up acquiring a direct interest in the underlying real property and the portfolio would then be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. Investment in direct mortgages involve many of the same risks as investments in mortgage-related securities. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for anticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a portfolio or the manager or sub-adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of the property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage Dollar Rolls.    Certain portfolios may enter into mortgage dollar rolls in which a portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date at a pre-determined price. During the roll period, a portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, a portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon a portfolio’s manager’s or sub-adviser’s ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully

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employed. A “dollar roll” transaction can be viewed as a collateralized borrowing in which a portfolio pledges a mortgage-related security to a dealer to obtain cash. However, in a “dollar roll” transaction, the dealer with which a portfolio enters into a transaction is not obligated to return the same securities as those originally sold by the portfolio, but generally only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered. If the dealer files for bankruptcy or becomes insolvent, a portfolio’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate, which would increase costs and may increase realized taxable gains that must be distributed. All cash proceeds from dollar roll transactions will be invested in instruments that are permissible investments for a portfolio. A portfolio will maintain until the settlement date the segregation, either on the records of a portfolio’s manager or sub-adviser or with its custodian, of cash or other liquid securities in an amount not less than the forward purchase price. Because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the risks of investing in illiquid securities as well as to a portfolio’s overall limitations on investments in illiquid securities.

Municipal Securities.    Municipal securities (“municipals”), including residual interest bonds, which are debt obligations issued by local, state and regional governments that provide interest income that is excludable from gross income for federal income tax purposes (“excludable interest”). Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons, including: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain private activity bonds (“PABs”) are also considered municipals if the interest thereon is excludable interest (even though that interest may be an item of tax preference for purposes of the federal alternative minimum tax). PABs are issued by or on behalf of public authorities to obtain funds for various privately operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. PABs are ordinarily dependent on the credit quality of a private user, not the public issuer.

The value of municipal securities can be affected by changes in the actual or perceived credit quality of the issuer, which can be affected by, among other things, the financial condition of the issuer, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, and political or economic developments in the region where the instrument is issued. Local and national market forces — such as declines in real estate prices or general business activity — shifting demographics or political gridlock may result in decreasing tax bases, growing entitlement budgets, and increasing construction and/or maintenance costs and could reduce the ability of certain issuers of municipal securities to repay their obligations. Those obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. Budgetary constraints may cause municipal securities to be more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the municipal securities markets could result in increased illiquidity, volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. These and other factors may adversely affect the value of a portfolio’s investments in municipal securities.

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The perceived increased likelihood of default among issuers of municipal securities has resulted in constrained liquidity, increased price volatility and credit downgrades of issuers of municipal securities. Certain issuers of municipal securities have also been unable to obtain additional financing through, or must pay higher interest rates on, new issues, which may reduce revenues available for issuers of municipal securities to pay existing obligations. In addition, the lack of disclosure rules in this area can make it difficult for investors to obtain reliable information on the obligations underlying municipal securities. Adverse developments in the municipal securities market may negatively affect the value of all or a substantial portion of a portfolio’s holdings in municipal securities.

Options and Futures Transactions.    Certain portfolios may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities and to adjust the duration of fixed income investments. Such portfolios may purchase, sell, or write call and put options and futures contracts on securities, financial indices, and foreign currencies and options on futures contracts.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the stocks held by a portfolio and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract or an option and the resulting inability to close a futures position or option prior to its maturity date. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.

Following is a description of specific Options and Futures Transactions. For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see “Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts.”

Futures Transactions.    Certain of the portfolios may utilize futures contracts. Futures contracts (a potentially high-risk investment) enable a portfolio to buy or sell an asset in the future at an agreed upon price. A futures contract is a bilateral agreement to buy or sell a security or other commodity (or deliver a cash settlement price, in the case of a contract relating to a rate or an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are listed for trading by boards of trade that have been designated “contracts markets” by the CFTC.

No purchase price is paid or received when the contract is entered into. Instead, a portfolio upon entering into a futures contract (and to maintain a portfolio’s open positions in futures contracts) would be required to designate the segregation, either on the records of a portfolio’s manager or sub-adviser or with a portfolio’s custodian, in the name of the futures broker an amount of cash, United States Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The minimum margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. An individual broker, known as a futures commission merchant (“FCM”), may require a greater amount of margin for a particular customer depending upon an assessment of creditworthiness. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit

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does not satisfy the maintenance margin level, the broker will issue a margin call to restore the account to the initial margin level. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a portfolio. These subsequent payments called “variation margin,” to and from the futures broker, may be required to be made on a daily or even intraday basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A portfolio expects to earn interest income on its accounts that exceeds the margin level required by the FCM. However, any such income may be limited or minimal in a low interest rate environment.

A portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by a portfolio will usually be liquidated in this manner, the portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for the portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Options on Futures Contracts.    A portfolio may purchase and write exchange-traded call and put options on futures contracts of the type which the particular portfolio is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price, at any time before the option expires.

Options on futures contracts can be used by a portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

A portfolio will write only options on futures contracts that are “covered.” A portfolio will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the portfolio segregates, either on the records of its manager or sub-adviser or with its custodian, cash or other liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A portfolio will be considered “covered” with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the portfolio owns a security deliverable under the futures contract. A portfolio will be considered “covered” with respect to a call option it has written on a securities index future if the portfolio owns, so long as the portfolio is obligated as the writer of the call, a portfolio of securities the price changes of which are, in the opinion of its manager or sub-adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account

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and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a portfolio writes options on futures contracts, the portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the portfolio. If the option is exercised, the portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options Transactions.    Certain portfolios may also write and purchase put and call options. An option (another potentially high-risk security) is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the asset underlying the option at a predetermined price, often at any time during the term of the option for American options or only at expiration for European options. (The writer of a put or call option would be obligated to buy or sell the underlying asset at a predetermined price during the term of the option.) Each portfolio will write put and call options only if such options are considered to be “covered,” except as described below. A call option on a security is covered, for example, when the writer of the call option owns throughout the option period the security on which the option is written (or a security convertible into such a security without the payment of additional consideration). A put option on a security is covered, for example, when the writer of the put maintains throughout the option period the segregation, either on the records of a portfolio’s manager, sub-adviser or with its custodian, of cash or other liquid assets in an amount equal to or greater than the exercise price of the put option.

Writing Call Options.    A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, a portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the portfolio’s holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities a portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

A portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part.

Unlike the situation in which a portfolio owns securities not subject to a call option, a portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its

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obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a “closing purchase transaction.” A portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by a portfolio. When an underlying security is sold from a portfolio’s securities portfolio, the portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options.    The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. If a portfolio writes a put option, it will “cover” the position as required by the 1940 Act. A portfolio may “cover” a put option by, for example, maintaining the segregation, either on the records of a portfolio’s manager, sub-adviser or its custodian, of cash or other liquid assets having a value equal to or greater than the exercise price of the option.

A portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by a portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options.    A portfolio may purchase put options on securities to increase a portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a portfolio will continue to receive interest or dividend income on the security. A portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that a portfolio intends to purchase pending their ability to invest in an orderly manner in those securities. The portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Securities Index Options.    Certain portfolios may write covered put and call options and purchase call and put options on securities indexes for the purpose of increasing the portfolio’s total investment return or hedging against the risk of unfavorable price movements adversely affecting the value of a portfolio’s securities or securities it intends to purchase. Each portfolio writes only “covered” options. A call option on a securities index is considered covered, for example, if, so long as a portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the portfolio’s manager or sub-adviser, expected to replicate substantially the movement of the index or indices upon which the options written by the portfolio are based. A put option on a securities index written by a portfolio will be considered covered if, so long as it is obligated as the writer of the put, the portfolio segregates, either on the records of its manager, sub-adviser or with its custodian, cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a

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specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed “index multiplier.”

A broad-based securities index will generally have at least ten component issues, while a narrow-based index will generally have nine or fewer. Futures contracts on a broad-based security index are subject to exclusive regulatory jurisdiction of the CFTC, while futures contracts on a narrow-based security index are a class of “security futures” subject to joint SEC-CFTC jurisdiction.

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”) or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index (a subset of the S&P 500 Index). Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Securities Index Futures Contracts.    A securities index futures contract is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. Purchases or sales of securities index futures contracts may be used in an attempt to increase a portfolio’s total investment return or to protect a portfolio’s current or intended investments from broad fluctuations in securities prices. Additionally, through the use of index futures, a portfolio may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs that may be associated with investment in multiple issuers. This may permit a portfolio to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) that may result from increases or decreases in positions already held by a portfolio. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, a portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Interest Rate Futures Contracts.    Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified future price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Over-the-Counter Options.    Certain of the portfolios may engage in OTC put and call option transactions. Options traded in the OTC market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such OTC options, and the securities used as “cover” for such options, may be considered illiquid securities. Certain portfolios may enter into contracts (or amend existing contracts) with primary dealers with whom they write OTC options. The contracts will provide that each portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary

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dealers, the formula will generally be based on a multiple of the premium received by each portfolio for writing the option, plus the amount, if any, of the option’s intrinsic value (i.e., the amount the option is “in-the-money”). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each portfolio can repurchase the option at any time. The portfolios may be subject to the risk that firms participating in such transactions will fail to meet their obligations. Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. In instances in which a portfolio has entered into agreements with respect to the OTC options it has written, and such agreements would enable the portfolio to have an absolute right to repurchase at a pre-established formula price the OTC option written by it, the portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is “in-the-money,” i.e., the amount by which the price of the option exceeds the exercise price. Certain OTC options are considered to be swaps. For information concerning the risks associated with utilizing swaps, please see “Swaps.”

Limitations on Purchase and Sale of Options, Futures Contracts and Options on Futures Contracts.    A portfolio may invest in futures and options for hedging purposes, as well as non-hedging purposes, to the extent permitted in each portfolio’s respective prospectus and statement of additional information. In instances involving the purchase of futures contracts or the writing of put options thereon by a portfolio, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be designated either on the records of a portfolio’s manager, sub-adviser or with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a portfolio, the portfolio generally will seek to, but is not required to, hold the securities underlying such futures contracts or options. In the case of index futures and related options, the portfolio may, but is not required to, own securities the price changes of which are, in the opinion of its manager or sub-adviser, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts

Options.    A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (“exchange”). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as OTC options, no secondary market on an exchange may exist. A liquid secondary market for particular options, whether traded OTC or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. If a portfolio is unable to effect a closing purchase transaction, the portfolio will not sell the underlying security until the option expires or the portfolio delivers the underlying security upon exercise.

Options traded in the OTC market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing

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transactions with respect to options traded OTC. The portfolios will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as “cover” for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a portfolio will not exactly match the composition of the securities indices on which options are written. There are a number of factors which may prevent derivatives or other strategies used by a portfolio from achieving desired correlation (or inverse correlation) with an index. These may include, but are not limited to: (i) the impact of a portfolio’s fees, expenses and transaction costs, including borrowing and brokerage costs/bid-ask spreads, which are not reflected in index returns; (ii) differences in the timing of daily calculations of the value of an index and the timing of the valuation of derivatives, securities and other assets held by a portfolio and the determination of the net asset value of the portfolio’s shares; (iii) disruptions or illiquidity in the markets for derivative instruments or securities in which a portfolio invests; (iv) a portfolio having exposure to or holding less than all of the securities in the underlying index and/or having exposure to or holding securities not included in the underlying index; (v) large or unexpected movements of assets into and out of a portfolio (due to share purchases or redemptions, for example), potentially resulting in the portfolio being over- or under-exposed to the index; (vi) the impact of accounting standards or changes thereto; (vii) changes to the applicable index that are not disseminated in advance; (viii) a possible need to conform a portfolio’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (ix) fluctuations in currency exchange rates. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

Futures.    The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the

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prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. A portfolio’s manager or its sub-adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the portfolio’s underlying instruments sought to be hedged.

Successful use of futures contracts by a portfolio for hedging purposes is also subject to the manager’s or a sub-adviser’s ability to correctly predict movements in the direction of the market and other economic factors. It is possible that, when a portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the portfolio’s portfolio might decline. If this were to occur, a portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the portfolios, specified in the Prospectus, intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a portfolio would continue to be required to make daily cash payments of variation margin. If a portfolio has insufficient cash, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Foreign Options and Futures.    Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when a portfolio trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic exchange. In particular, funds received from a portfolio for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time a portfolio’s order is placed and the time it is liquidated, offset or exercised.

Foreign Currency Contracts.    A portfolio may also seek to enhance returns or hedge against a change in the value of a currency through use of currency futures or currency options. Hedging against a change in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a portfolio will depend on the ability of a portfolio’s manager or sub-adviser to predict future currency exchange rates.

The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a portfolio’s position, it may forfeit the entire amount of the premium plus related transaction costs.

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Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a portfolio if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The cost to a portfolio of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the prevailing market conditions. Since transactions in foreign currency exchanges usually are conducted on a principal basis, no fees or commissions are involved.

Participatory Notes.    A portfolio may invest in participatory notes (commonly known as “P-Notes”) issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets. Participatory notes are a type of equity-linked derivative which generally are traded OTC. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a portfolio. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a portfolio relies on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. Participatory notes involve transaction costs. A portfolio’s ability to redeem or exercise a participation note generally is dependent on the liquidity in the local trading market for the security underlying the participation note. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to a portfolio’s percentage limitation on investments in illiquid securities.

Preferred Stocks.    Preferred stocks have the right to receive specified dividends before the payment of dividends on common stock. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds take precedence over the claims of owners of the issuer’s preferred and common stock. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. If interest rates rise, the specified dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. The value of preferred stocks is sensitive to changes in interest rates and to changes in the issuer’s credit quality. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. Cumulative preferred stock requires the issuer to pay stockholders all prior unpaid dividends before the issuer can pay dividends on common stock, whereas non-cumulative preferred stock does not require the issuer to do so. Some preferred stocks also participate in dividends paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A portfolio may treat such redeemable preferred stock as a fixed income security.

Precious Metals Risk.    Precious metals, such as gold and silver, generate no interest or dividends, and the return from investments in such precious metals will be derived solely from the gains and losses realized upon sale. Prices of precious metals may fluctuate, sharply or gradually, and over short or long periods of time. The prices of precious metals may be significantly affected by factors such as changes in inflation or expectations regarding inflation in various countries, the availability of supplies and demand, changes in industrial and commercial demand, developments in the precious metals mining industries, precious metals sales by governments, central banks or international institutions, investment speculation, hedging activity by producers, currency exchange rates, interest rates, and monetary and other economic

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policies of various governments. In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, such investments may be particularly susceptible to political, economic and environmental conditions and events in those countries.

Real Estate Industry Investing.    Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, including the decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. To the extent that assets underlying a portfolio’s investments are concentrated geographically, by property type or in certain other respects, the portfolio may be subject to certain of the foregoing risks to a greater extent. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the portfolios’ investments.

Real Estate Investment Trusts. (“REITs”).    REITs pool investors’ funds for investment primarily in income-producing real estate or real estate related loans or interests. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. A REIT is not taxed on net income and net realized gains that it distributes to its owners if it complies with statutory and regulatory requirements relating to its management, organization, ownership, assets and income and with a statutory requirement that it distribute to its owners at least 90% of the sum of its REIT taxable income and certain other income for each taxable year. Various other countries have also adopted REIT-like structures that receive comparable treatment, provided that certain requirements are met. Failure by a REIT or REIT-like structure to meet such requirements may have adverse consequences on a portfolio. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

A shareholder in any portfolio, by investing in REITs indirectly through the portfolio, will bear not only its proportionate share of the expenses of the portfolio, but also, indirectly, the management expenses of the underlying REITs. In addition, equity REITs may be affected by changes in the values of the underlying property they own, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects and risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and, with respect to domestic REITs, the possibility of failing (1) to qualify for tax-free pass-through of net investment income and net realized gains under the Code and (2) to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs holding those securities could end up holding the underlying real estate.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the

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REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Risks associated with investments in securities of real estate companies include those discussed above in “Real Estate Industry Investing.”

Repurchase Agreements.    A repurchase agreement is a transaction in which a portfolio purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a portfolio upon acquisition is accrued as interest and included in the portfolio’s net investment income. Repurchase agreements generally result in a fixed rate of return insulated from market fluctuation during the holding period, and generally are used as a means of earning a return on cash reserves for periods as short as overnight.

Repurchase agreements may have the characteristics of loans by a portfolio. During the term of a repurchase agreement, a portfolio, among other things, (i) retains the securities or other obligations subject to the repurchase agreement, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the portfolio and its counterparty, as collateral securing the seller’s repurchase obligation, (ii) continually monitors on a daily basis the market value of the securities or other obligations subject to the repurchase agreement and (iii) requires the seller to deposit with the portfolio collateral equal to any amount by which the market value of the securities or other obligations subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement.

Certain portfolios intend to enter into repurchase agreements only in transactions with counterparties (which may include brokers-dealers, banks, U.S. government securities dealers and other intermediaries) believed by the portfolio’s manager or sub-adviser to present minimal credit risks. A portfolio generally will not enter into a repurchase agreement maturing in more than seven days. The SEC staff currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

Repurchase agreements carry certain risks, including risks that are not associated with direct investments in securities. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, a portfolio would look to the collateral underlying the seller’s repurchase agreement, including the securities or other obligations subject to the repurchase agreement, for satisfaction of the seller’s obligation to the portfolio. A portfolio’s right to liquidate the securities or other obligations subject to the repurchase agreement in the event of a default by the seller could involve certain costs and delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price (e.g., due to transactions costs or a decline in the value of the collateral), the portfolio could suffer a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency.

Reverse Repurchase Agreements, Dollar Rolls and Sale-Buyback Transactions.    A portfolio may enter into reverse repurchase agreements and dollar rolls with brokers, dealers, domestic and foreign banks and/or other financial institutions. In addition, a portfolio may also enter into sale-buyback transactions and other economically similar transactions. Reverse repurchase agreements, dollar rolls and sale-buyback transactions may be viewed as the borrowing of money by a portfolio. See “Fundamental Restrictions” for more information concerning restrictions on borrowing by each Portfolio. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

In a reverse repurchase agreement, a portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. During the term of

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the agreement, a portfolio retains ownership of the security and will continue to receive any principal and interest payments on the underlying security. A portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. If interest rates rise during a reverse repurchase agreement, it may adversely affect a portfolio’s net asset value.

In “dollar roll” transactions, a portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date at a pre-determined price. During the roll period, a portfolio would forego principal and interest paid on such securities. A portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See “Mortgage Dollar Rolls” for more information.

A portfolio also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a portfolio’s repurchase of the underlying security. A portfolio’s obligations under a sale-buyback typically would be offset by liquid assets in an amount not less than the amount of the portfolio’s forward commitment to repurchase the subject security.

At the time a portfolio enters into a reverse repurchase agreement, dollar roll or sale-buyback, it will maintain the segregation, either on the records of a portfolio’s manager, sub-adviser or with its custodian, of cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A portfolio’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements, dollar rolls and sale-buybacks represent a form of leverage and their use by a portfolio may increase the portfolio’s volatility. Reverse repurchase agreements, dollar rolls and sale-buybacks also involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a portfolio has sold but is obligated to repurchase. In addition, when a portfolio invests the proceeds it receives in a reverse repurchase agreement, dollar roll or sale buy-back, there is a risk that those investments may decline in value. Reverse repurchase agreements, dollar rolls and sale-buybacks also involve the risk that the buyer of the securities sold by a portfolio might be unable or unwilling to deliver them when that portfolio seeks to repurchase, which may result in losses to the portfolio. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a portfolio’s obligation to repurchase the securities, and a portfolio’s use of the proceeds of the agreement may effectively be restricted pending such decision, which could adversely affect the portfolio.

A portfolio’s investment of the proceeds of reverse repurchase agreements, dollar rolls and sale-buybacks may be viewed as creating leverage in the portfolio and as such involve leverage risk.

Time and Demand Deposits.    Time deposits are interest-bearing, non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of such deposits. There are no contractual restrictions on the right to transfer a beneficial interest in a time deposit to a third party, but there is no secondary market for such deposits. Demand deposits are accounts at banks and financial institutions from which deposited funds can be withdrawn at any time without notice to the depository institution. The majority of demand deposit accounts are checking and savings accounts.

The portfolios may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the limits on illiquid securities.

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Time deposits are subject to the same risks that pertain to domestic issuers of money market instruments, most notably credit risk (and to a lesser extent, income risk, market risk, and liquidity risk). In addition, time deposits of foreign branches of U.S. banks and foreign branches of foreign banks may be subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent of government regulation of financial markets, and expropriation or nationalization of foreign issuers. Demand deposits are subject to general market and economic risks as they are usually considered part of the money supply. In addition, demand deposits are subject to risks of fraud. As access to demand deposits (e.g., via ATMs and online banking) has increased, so have the ways to carry out fraudulent schemes. Demand deposit fraud can take many forms, such as phishing schemes, cross-channel and check fraud.

Securities Lending.    A portfolio may lend securities to brokers, dealers or other institutional investors needing to borrow securities to complete certain transactions. In connection with such loans, a portfolio remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on loaned securities. A portfolio has the right to terminate a loan at any time. A portfolio does not have the right to vote on securities while they are on loan, but such portfolio’s manager or sub-adviser may attempt to terminate loans in time to vote those proxies the manager or the sub-adviser has determined are material to the portfolio’s interests. A portfolio has the right to call each loan and obtain the securities on one standard settlement period’s notice or, in connection with the securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A lending portfolio will receive collateral consisting of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a portfolio’s investment program and applicable law, which will be maintained at all times in an amount at least equal to 100% of the current market value of the loaned securities. If the collateral consists of cash, a portfolio will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on investment. If the collateral consists of a letter of credit or securities, the borrower will pay a portfolio a loan premium fee. A portfolio may participate in securities lending programs operated by financial institutions, which act as lending agents (“Lending Agent”). The Lending Agent will receive a percentage of the total earnings of a portfolio derived from lending the portfolio’s securities. Should the borrower of securities fail financially, a portfolio may experience delays in recovering the loaned securities or in exercising its rights in the collateral. Loans will be made only to firms judged by the manager or sub-adviser, with the approval of such portfolio’s board of trustees, to be of good financial standing. Additional risks include the possible decline of the value of the securities acquired with cash collateral. This risk is increased when a portfolio’s loans are concentrated with a single borrower or a limited number of borrowers. A portfolio seeks to minimize this risk by limiting the investment of cash collateral to high quality instruments with short maturities, repurchase agreements, money market funds or similar private investment vehicles.

Short Sales.    A “short sale” is the sale by a portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. To complete such a transaction, a portfolio must borrow the security to make delivery to the buyer. The portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a portfolio. Until the security is replaced, a portfolio is required to prepay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The net proceeds of a short sale will be retained by the sub-adviser (or by the portfolio’s custodian), to the extent necessary to meet margin requirements, until the short position is closed out. The portfolios will incur transaction costs in effecting short sales.

The portfolios generally will engage only in covered short sales. In a covered short sale, a portfolio either (1) enters into a “short sale” of securities in circumstances in which, at the time the short position is open, the portfolio owns an equal amount of the securities sold short or owns securities convertible or exchangeable,

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without payment of further consideration, into an equal number of securities sold short (also known as a short sale “against the box”), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the market value of the securities sold short. A short sale may be entered into by a portfolio to, for example, lock in a sale price for a security the portfolio does not wish to sell immediately. To the extent that a portfolio engages in short sales, it will provide collateral to the broker-dealer arranging the short sale and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the manager or sub-adviser determines to be liquid in accordance with procedures established by a portfolio’s board of trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the portfolio replaces the borrowed security.

A portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. A portfolio may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a portfolio may be required to pay in connection with a short sale. There can be no assurance that a portfolio will be able to close out a short position at any particular time or an acceptable price.

Short-Term Investments.    Short-term investments include investments in various types of U.S. government securities and high-quality, short-term debt securities with remaining maturities of one year or less (“money market instruments”). This type of short-term investment is made to provide liquidity for the purchase of new investments and to effect redemptions of shares. The money market instruments in which each portfolio may invest include but are not limited to: government obligations, certificates of deposit, time deposits, bankers’ acceptances, commercial paper, short-term corporate securities and repurchase agreements. The portfolios may invest in both foreign and domestic money market instruments, including foreign currency, foreign time deposits and foreign bank acceptances of domestic branches of foreign banks and savings and loan associations and similar institutions.

Small Company Securities and Micro-Cap Company Securities.    Certain portfolios may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones, and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these portfolios may involve a greater degree of risk than an investment in other portfolios that seek capital appreciation by investing in better known, larger companies.

Certain portfolios also may invest in the securities of micro-capitalization companies. Micro-capitalization companies represent the smallest sector companies based on market capitalization. Micro-capitalization companies may be in their earliest stages of development and may offer unique products, services or technologies or may serve special or rapidly expanding niches. Micro-capitalization companies may be less able to weather economic shifts or other adverse developments than larger, more established companies and may have less experienced management and unproven track records. Micro-capitalization companies also may be more susceptible to setbacks or economic downturns. Micro-capitalization securities are generally subject to the same risks as small-cap securities. However, micro-capitalization securities may involve even greater risk because they trade less frequently than larger stocks and may be less liquid, subjecting them to greater price fluctuations than larger company stocks.

Small-cap and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a portfolio of portfolio securities to meet redemptions

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or otherwise may require the portfolio to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in the Adviser’s or a sub-adviser’s judgment, such disposition is not desirable.

Structured Products.    The portfolios may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a portfolio to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a portfolio.

Credit-Linked Securities.    Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a portfolio would receive as an investor in the trust. A portfolio’s investments in these instruments are indirectly subject derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Structured Notes.    Structured notes are derivative debt instruments, the terms of which may be “structured” by the purchaser and the borrower issuing the note. The amount of principal repayment and/or interest payments on structured notes is based upon the movement of one or more factors. Structured notes are

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interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. The credit risk of structured notes that involve no credit enhancement generally will be equivalent to that of the underlying instruments. In addition, a class of structured notes that is subordinated to the right of payment of another class typically has higher yields and presents greater risks than a class of structured notes that is unsubordinated.

Structured notes may also be more volatile, less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities. In addition, the terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Certain issuers of structured notes may be deemed to be “investment companies” as defined in the 1940 Act. As a result, a portfolio’s investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes. The possible lack of a liquid secondary market for structured notes and the resulting inability of a portfolio to sell a structured note could expose the portfolio to losses and could make structured notes more difficult for the portfolio to value accurately.

Swaps.    Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. A “standard” swap contract is an agreement between two parties to exchange the return generated by one asset for the return (or differential in rate of return) generated by another asset. The payment streams are calculated by reference to a specified asset, such as a specified security or index, and agreed upon “notional amount” (e.g., a particular dollar amount invested in a specified security or index). The “notional amount” of the swap agreement is used as a basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, price indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index or to swap a single or periodic fixed amount(s) (or premium) for periodic amounts based on the movement of a specified index.

Swap agreements historically have been individually negotiated and most swap agreements are currently traded over the counter. Certain standardized swaps currently are, and more in the future will be, centrally cleared and traded on either a swap execution facility or a designated contract market. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. For example, swaps that are centrally cleared are subject to the creditworthiness of the clearing organization involved in the transaction. For example, an investor could lose margin payments it has deposited with its FCM as well as the net amount of gains not yet paid by the clearing organization if the clearing organization becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. In addition, depending on the size of a portfolio and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be

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posted by a portfolio to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

To the extent a swap is not centrally cleared, the use of a swap involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. If a counterparty’s creditworthiness declines, the value of the swap might decline, potentially resulting in losses to a portfolio. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. If a default occurs by the counterparty to such a transaction, a portfolio may have contractual remedies pursuant to the agreements related to the transaction.

A portfolio will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments). Thus, a portfolio’s obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by, for example, designating the segregation, either on the records of the manager or sub-adviser or with the applicable trust’s custodian, of cash, receivables or other liquid assets. To the extent that the net amount owed to a swap counterparty is covered by an offsetting position or with cash, receivables or liquid assets, the manager or sub-adviser believes that such obligation does not constitute a “senior security” under the 1940 Act and, accordingly, will not treat it as being subject to a portfolio’s senior security or borrowing restrictions. With respect to swap transactions that are not entered into on a net basis, a portfolio will cover its obligation under any such transaction in a manner consistent with the 1940 Act so that the obligation does not constitute a “senior security” under the 1940 Act. A portfolio may enter into swap transactions in accordance with guidelines established by the board of trustees. Pursuant to these guidelines, a portfolio may only enter into swap transactions where the manager or sub-adviser has deemed the counterparties to be creditworthy and such counterparties have been approved by the manager or sub-adviser.

Swaps generally do not involve the delivery of securities, other underlying assets, or principal. Accordingly, unless there is a counterparty or clearinghouse default, the risk of loss with respect to swaps is limited to the net amount of payments a portfolio is contractually obligated to make. If the other party to a swap defaults, a portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation and in some cases transacting in swaps that are centrally cleared and exchange traded. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and generally will not be centrally cleared or traded on an exchange and, accordingly, they are less liquid than traditional swap transactions. For purposes of applying a portfolio’s investment policies and restrictions (as stated in a portfolio’s prospectus and this SAI), swap agreements generally are valued by the portfolio at market value. In addition, because they are two party contracts and because they may have terms greater than seven days, some swap agreements may be considered to be illiquid.

The use of swaps is a highly specialized activity that involves investment techniques and risks (such as counterparty risk) different from those associated with ordinary portfolio securities transactions. If a portfolio’s manager or sub-adviser is incorrect in its forecasts of applicable market factors, such as market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used. The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act on July 21, 2010. The Dodd-Frank Act

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changed the way the U.S. swap market is supervised and regulated. Developments in the swaps market under implementing regulations under the Dodd-Frank Act will adversely affect a portfolio’s ability to enter into certain swaps in the OTC market (and require that certain of such instruments be exchange-traded and centrally-cleared). Dodd-Frank Act developments could also adversely affect a portfolio’s ability to support swap trades with collateral, terminate new or existing swap agreements, or realize amounts to be received under such instruments. As discussed above, regulations have been adopted by the CFTC and banking regulators that require a portfolio to post margin on OTC swaps, and would eventually require posting of initial margin if the portfolio has a “material swaps exposure,” and clearing organizations and exchanges require minimum margin requirements for exchange-traded and cleared swaps. These changes under the Dodd-Frank Act may increase the cost of a portfolio’s swap investments, which could adversely affect portfolio investors.

A portfolio may enter into a variety of swap transactions, including total return swaps, inflation swaps, currency swaps, interest rate swaps, caps, floors, swap options, credit default swaps and contracts for difference.

Total return swap agreements are contracts in which one party agrees to make periodic payments to another party during a specified period of time based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements are often used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. The value of the swap position as well as the payments required to be made by a portfolio or a counterparty will increase or decrease depending on the changes in the value of the underlying asset(s).

Inflation swaps into which a portfolio may enter generally are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CIP swaps) over the term of the swap (with some lag on the inflation index), and the other party pays a compounded fixed rate.

Currency swaps involve the exchange by one party with another party of a series of payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a portfolio may enter into currency swaps that involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receive swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium it has paid should it decide to let the option expire, whereas the seller of a swaption is subject to the risk that it will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

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A portfolio also may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, which is typically between one month and five years, provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A portfolio may be either the buyer or seller in the transaction. If a portfolio is a buyer and no credit event occurs, the portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the portfolio generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. In this connection, there is a risk that instability in the markets can threaten the ability of a buyer to fulfill its obligation to deliver the underlying securities to the seller. As a seller, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. However, if a credit event occurs, the portfolio generally must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As the seller, a portfolio would effectively add leverage because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the portfolio). In connection with credit default swaps in which a portfolio is the buyer, the portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the portfolio’s exposure (any accrued but unpaid net amounts owed by the portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a portfolio is the seller, the portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the portfolio). Such segregation or “earmarking” is intended to ensure that a portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the portfolio. Such segregation or “earmarking” will not limit a portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to a portfolio’s senior security and borrowing restrictions.

In the case of a credit default swap sold by a portfolio (i.e., where the portfolio is selling credit default protection), the portfolio may value the credit default swap at its notional amount in applying certain of the portfolio’s investment policies and restrictions, but may value the credit default swap at market value for purposes of applying certain of the portfolio’s other investment policies and restrictions.

A contract for difference (“CFD”) offers exposure to price changes in an underlying security (e.g., a single security, stock basket or index) without ownership of such security, typically by providing investors the ability to trade on margin. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the notional value of the underlying instrument at the opening of the contract and that instrument’s notional value at the end of the contract. The buyer and seller are both required to post margin, which is adjusted daily, and adverse

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market movements against the underlying instrument may require the buyer to make additional margin payments. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative.

By entering into a CFD, a portfolio could incur losses because it would face many of the same types of risks as owning the underlying instrument directly. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin, and this may be on short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a portfolio would be liable. As with other types of swap transactions, CFDs also carry counterparty risk, which is the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract, in which case the value of the contract, and of a portfolio’s shares, may be reduced.

U.S. Government Securities.    U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. Examples of obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or its instrumentalities include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the U.S. government (e.g., securities issued by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, and Ginnie Mae); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the U.S. Treasury (e.g., securities issued by Fannie Mae); and securities issued or guaranteed by government agencies that are supported primarily or solely by the credit of the particular agency (e.g., Interamerican Development Bank, the International Bank for Reconstruction and Development, and the Tennessee Valley Authority). As a result of market influences, yields of short-term U.S. Treasury debt instruments are near historic lows. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future, and the U.S. government may be unable to pay debts when due.

U.S. government securities also include Treasury inflation-indexed securities (originally known as Treasury inflation-protected securities or “TIPS”), which are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. TIPS have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Interest on TIPS is payable semiannually on the inflation-adjusted principal value. The periodic adjustment to the principal value of TIPS is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services. The principal value of TIPS would decline during periods of deflation and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced, but the principal amount payable at maturity would not be less than the original par amount. The value of TIPS is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. If inflation is lower than expected while a portfolio holds TIPS, the portfolio may earn less on the TIPS than it would on conventional Treasury bonds. Any increase in the principal value of TIPS is taxable in the taxable year the increase occurs, even though holders do not receive cash representing the increase at that time. See the “Taxation” section of this SAI.

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U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

In August 2011, S&P downgraded its long-term sovereign credit rating on the U.S. from “AAA” to “AA+”. This and other developments, and the government’s credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms.

Variable Rate Notes.    The commercial paper obligations which the portfolios may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., the “Master Note”) permit a portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the portfolio as lender and the issuer as borrower. It permits daily changes in the amounts borrowed. A portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the portfolios and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. The portfolios have no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, the sub-adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.

Warrants.    Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a high risk investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. A warrant ceases to have value if it is not exercised prior to its expiration date. As a result, warrants may be considered more speculative than certain other types of investments.

Zero-Coupon Bonds and Payment In-Kind Bonds.    Zero-coupon bonds are issued at a significant discount from their principal amount (referred to as “original issue discount” or “OID”), generally pay interest only at maturity rather than at intervals during the life of the security, and are redeemed at face value when they mature. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds in additional bonds rather than in cash. Zero-coupon and payment-in-kind bonds thus allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, those bonds may involve greater credit risks, and their value is subject to greater fluctuation in response to changes in market interest rates,

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than bonds that pay current interest in cash. Even though such bonds do not pay current interest in cash, a portfolio that invests in them is nonetheless required annually to accrue as interest income a portion of the OID on zero-coupon bonds and the “interest” on payment-in-kind bonds for federal income tax purposes and generally to distribute the amount of that interest at least annually to its shareholders. See the “Taxation” section of this SAI. Thus, a portfolio that invests in such bonds could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Portfolio Turnover.    The length of time a portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a portfolio is known as “portfolio turnover.” High portfolio turnover may result from the strategies of a portfolio’s manager or sub-adviser(s) or when one sub-adviser replaces another, necessitating changes in the portfolio it advises. Portfolio turnover may vary significantly from year to year due to a variety of factors within and outside the control of a portfolio, the manager and the sub-adviser(s), including a fluctuating volume of shareholder purchase and redemption orders, market conditions, changes in a manager’s or sub-adviser’s investment outlook or changes in the sub-adviser(s) managing the portfolio. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the portfolio and its shareholders. A portfolio’s manager or sub-adviser will consider the economic effects of portfolio turnover but generally will not treat a portfolio’s annual portfolio turnover rate as a factor preventing a sale or purchase when a manager or sub-adviser believes investment considerations warrant such sale or purchase. In portfolios with more than one sub-adviser, decisions to buy and sell securities for a portfolio are made by a sub-adviser independently from other sub-advisers. Thus, one sub-adviser could decide to sell a security when another sub-adviser decides to purchase the same security, thereby increasing a portfolio’s portfolio turnover rate. Portfolio turnover may vary greatly from year to year as well as within a particular year. The portfolio turnover rates for a portfolio are disclosed in the sections “Portfolio Turnover” and “Financial Highlights” of the respective portfolio’s prospectus.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

It is the policy of the Trust to safeguard against misuse of the Trust’s Portfolios’ current portfolio holdings information and to prevent the selective disclosure of such information. Each Portfolio will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC including the quarterly holdings report on Form N-Q, filed within 60 days of the end of each fiscal quarter, and the annual and semiannual report to shareholders on Form N-CSR. These reports (i) are available on the SEC’s website at http://www.sec.gov; and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330). The Trust’s annual and semiannual reports to shareholders are available without charge on the Trust’s website at www.axa-equitablefunds.com.

The Trust generally makes publicly available top portfolio holdings (typically the Portfolios’ top fifteen (15) holdings) on a quarterly basis at the following website: www.axa-equitablefunds.com. Copies of such information are also available upon request to the Trust. Except as noted below, all such information generally is released with a 30-day lag time, meaning top fifteen (15) portfolio holdings information as of the end of the quarter generally is not released until the 30th day following such quarter-end. With respect to the AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios, information regarding such Portfolios’ holdings information is generally available monthly on the Trust’s website at www.axa-equitablefunds.com.

The Trust, through the Adviser, may provide non-public portfolio holdings data to certain third parties prior to the release of such information to the public as described above. The Adviser currently has ongoing arrangements with the Administrator, sub-administrator and Custodian (JPMorgan Chase Bank, N.A), an execution management services provider (Neovest, Inc.), certain third-party data services (e.g., Thomson Reuters Vestek), mutual fund evaluation services (Broadridge Financial Solutions, Inc. and Morningstar, Inc.) and consultants (Rocaton Investment Advisors, LLC). Each of these third parties receives portfolio holdings information at month ends, with the exception of JPMorgan Chase Bank, N.A., Neovest, Inc. and Thomson Reuters Vestek, which receive such information daily. Each of these third parties is subject to a duty to treat non-public portfolio holdings information confidentially and a duty not to trade on such information either by explicit agreement or by virtue of its respective duties to the Trust.

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In addition, current non-public portfolio holdings information may be provided as frequently as daily as part of the legitimate business purposes of each portfolio to service providers that have contracted to provide services to the Trust, and other organizations, which may include, but are not limited to: AXA Equitable; the Adviser; sub-advisers; transition managers; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian; the Administrator; the sub-administrator; the transfer agent; counsel to the Portfolios or the non-interested Trustees (K&L Gates LLP and Morgan, Lewis & Bockius LLP, respectively); regulatory authorities and courts; the Investment Company Institute; pricing services (Pricing Direct Inc., Interactive Data Pricing and Reference Data Inc., J.J. Kenney, Loan Pricing Corporation, Muller Data, Bloomberg L.P., Thomson Reuters Markets PLC, MarkIt Group Limited, EMStar, Barclays Plc); peer analysis services; performance review services (eVestment Alliance); back office services (Sunguard Financial, The Bank of New York Mellon Corporation, FIS Global); research tool/quote system (Thomson Reuters); trade execution management and/or analysis (Elkins McSherry Inc., FX Transparency, LLC); data consolidator (Electra); trade order management services (Investment Technology Group Inc., Macgregor XIP, Charles River); books and records vendor; GIPS auditor; marketing research services (Strategic Insight); portfolio analysis services (Barra TotalRisk System); commission tracking; accounting systems or services (Advent Software, Eagle Investment Systems Corp., Portia); transition management/brokerage services software vendors (CDS/Computer, The MacGregor Group, OMGEO LLC, Radianz); analytic services or tools (Confluence Technologies, Inc., FactSet Research Systems Inc., MSCI Inc., Wilshire Analytics/Axiom, Wilshire (Compass)); legal services; corporate actions and trade confirmation (Brown Brothers Harriman & Co.); over the counter derivative products and portfolio holdings (State Street Bank and Trust Company); ratings agencies (Standard & Poor’s Financial Services LLC (a division of The McGraw-Hill Companies), Moody’s Investors Service, Inc.); index providers (Russell Investment Group); consulting firms (Ernst & Young); data providers (InvestorForce); broker-dealers who provide execution or research services to the Trust’s Portfolios; broker-dealers who provide quotations that are used in pricing; financial printers (R.R. Donnelley & Sons Company); proxy voting services (RiskMetrics Group, Inc., Glass Lewis & Co., and Broadridge Financial Solutions, Inc.); 401(k) administrator (Hewitt Associates); tax services (Wolters Kluwer Financial Services); and liquidity risk management services (State Street Bank and Trust Company). The entities to which each Portfolio voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to each Portfolio, are subject to a duty to treat non-public portfolio holdings information confidentially and a duty not to trade on such information.

On a case-by-case “need to know” basis, the Trust’s Chief Financial Officer or Vice President, subject to the approval of FMG LLC’s Legal and Compliance Group and the Trust’s Chief Compliance Officer, may approve the disclosure of additional portfolio holdings information if such information is in the best interests of Portfolio shareholders. In all cases, the approval of the release of non-public portfolio holdings information by FMG LLC’s Legal and Compliance Group must be based on a determination that such disclosure is in the best interests of the portfolios and their shareholders, that there is a legitimate business purpose for such disclosure and that the party receiving such information is subject to a duty to treat the information confidentially and a duty not to trade on such information. The Trust does not disclose its portfolio holdings to the media.

FMG LLC is responsible for administering the release of portfolio holdings information with respect to the portfolios. Until particular portfolio holdings information has been released to the public, and except with regard to the third parties described above, no such information may be provided to any party without the approval of FMG LLC’s Legal and Compliance Group, which approval is subject to the conditions described above. No compensation is received by the Trust, the Adviser or any other person in connection with their disclosure of portfolio holdings information.

FMG LLC’s Legal and Compliance Group and the Trust’s Chief Compliance Officer monitor and review any potential conflicts of interest between the portfolios’ shareholders and the Adviser, distributors and their affiliates that may arise from the potential release of portfolio holdings information. The Trust’s Board of Trustees (the “Board”) approved this policy and determined that it is in the best interest of the portfolios. The Board must also approve any material change to this policy. The Board oversees implementation of this policy and receives quarterly reports from the Trust’s Chief Compliance Officer regarding any violations or exceptions to this policy that were granted by FMG LLC’s Legal and Compliance Group.

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MANAGEMENT OF THE TRUST

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information. As of the date of this SAI, all of the Trustees are also Trustees of the two other registered investment companies in the fund complex.

At a special meeting held on March 28, 2017, shareholders of the Trust approved a proposal (the “VIP Board Proposal”) to elect to the Board of Trustees of the Trust, effective April 27, 2017, the same ten individuals who serve on the Board of Trustees of EQ Advisors Trust and 1290 Funds, the two other registered investment companies in the fund complex. Shareholders of the Trust were asked to elect these same ten individuals in order to create a unified governance and oversight structure for all of the registered investment companies in the fund complex, which has the potential to provide certain future cost savings for the investment companies and their shareholders, as well as certain administrative efficiencies. The five then current Independent Trustees of the Trust did not stand for re-election.

The Trustees

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (1958)	Trustee, Chairman of the Board, Chief Executive Officer and President	Trustee and Chairman of the Board from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, FMG LLC; from April 2017 to present, Senior Vice President and Chief Investment Officer of AXA Financial, Inc.; from April 2017 to present, Managing Director and Chief Investment Officer and from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s Funds Management Group unit; from July 2004 to October 2013, Senior Vice President, MONY Life Insurance Company; from April 2017 to present, Senior Vice President and Chief Investment Officer, MONY Financial Services, Inc.; from April 2017 to present, Senior Vice President and Chief Investment Officer and from July 2004 to April 2017, Senior Vice President, MONY Life Insurance Company of America; from April 2017 to present, Senior Vice President and Chief Investment Officer, PlanConnect, LLC; from July 2004 to present, Director, MONY Capital Management, Inc. and Director and President, 1740 Advisers, Inc.; from July 2004 to January 2011, Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management; from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director, MONY International Holdings, LLC.	127	None.

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Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees
Mark A. Barnard c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1949)	Trustee	From April 2017 to present	From 1995 to 1998, Manager of Private Investments, from 1998 to 2001, Director of Private Investments, and from 2001 to 2016, Managing Director — Private Investments, Howard Hughes Medical Institute; from 1985 to 1992, Assistant Director of Real Estate, and from 1992 to 1995, Associate Director of Real Estate, Massachusetts Institute of Technology.	127	None.
Thomas W. Brock c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1947)	Trustee	From April 2017 to present	From June 2016 to present, Director, President and Chief Executive Officer, and from January 2016 to June 2016, Director and interim President and Chief Executive Officer, Silver Bay Realty Trust Corp.; from 2006 to 2012, Chief Executive Officer and Co-Founder of Stone Harbor Investment Partners.	127	From December 2012 to January 2016, Lead Independent Director, Audit Committee Member and Compensation Committee Chair, Silver Bay Realty Trust Corp.; from 2005 to present, Director and Audit Committee Member, Liberty All-Star Funds (2 funds); and from 2006 to 2012, Director, Stone Harbor Investment Funds (5 funds).
Donald E. Foley c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From April 2017 to present	From 2010 to 2011, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation; from 1996 to 2010, Senior Vice President, Treasurer and Director of Tax, ITT Corporation; from 1989 to 1996, Assistant Treasurer, International Paper Company.	127	From 2011 to 2012 Director, and from 2012 to 2016, Advisory Committee Member, M&T Corporation; from 2007 to 2011, Director and member of the Audit Committee and Compensation Committee, Wilmington Trust Corporation; from 2008 to 2010, Advisory Board member, Northern Trust Company and Goldman Sachs Management Groups; from 2015 to present, Director, BioSig Technologies, Inc.; from 2015 to present, Director, Wilmington Funds.
Christopher P.A. Komisarjevsky c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1945)	Trustee	From April 2017 to present	From 2006 to 2008, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Council; from 1998 to 2005, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations); from 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	127	None.

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Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
H. Thomas McMeekin c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Trustee	From April 2017 to present	From 2015 to present, CEO of Blue Key Services, LLC; from 2000 to present, Managing Partner and Founder of Griffin Investments, LLC; from 2009 to 2012 Chief Investment Officer, AIG Life & Retirement and United Guaranty Corporation and Senior Managing Director of AIG Asset Management.	127	From 2015 to present, Director, Blue Key Services, LLC; from 2012 to present, Director Achaean Financial Group; from 2011 to 2012, Director US Life Insurance Company in the City of New York.
Gloria D. Reeg c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From April 2017 to present	From 2007 to 2016, Chief Investment Officer and Senior Vice President, New York-Presbyterian Hospital; from 2005 to 2007, Trustee and Treasurer, Casey Family Programs (foundation); from 2002 to 2004, Global Head of Fixed Income and Executive Director, Principal Global Investors (asset management firm); 1992 to 2000, Managing Director — Global Consulting, Russell Investment Group.	127	None.
Gary S. Schpero c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Lead Independent Trustee	From April 2017 to present	Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	127	From May 2012 to present, Trustee, Blackstone/GSO Senior Floating Rate Term Fund and Blackstone/GSO Long-Short Credit Income Fund; from October 2012 to present, Trustee, Blackstone/GSO Strategic Credit Fund.
Kenneth L. Walker c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1952)	Trustee	From April 2017 to present	From May 2002 to January 2016, Partner, and from January 2016 to present, employee, The Capital Management Corporation (investment advisory firm).	127	None.
Caroline L. Williams c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1946)	Trustee	From April 2017 to present	From July 2010 to December 2012, Executive Vice President, from May 2005 to December 2007, Consultant and from May 2001 to May 2005, Chief Financial and Investment Officer, Nathan Cummings Foundation (non-profit organization); from 1988 to 1992, Managing Director, from 1982 to 1988, Senior Vice President, from 1978 to 1982, Vice President and from 1971 to 1976, Associate, Donaldson, Lufkin & Jenrette Securities Corporation (investment bank); from 1997 to 2009, Director, Hearst-Argyle Television.	127	None.

*	Affiliated with the portfolios’ investment manager and the distributor.
**	Each Trustee will hold office for life or until his or her successor is elected or the Trust terminates; except that any Trustee may resign or may be removed, and any Trustee who requests to be retired, or who has become physically or mentally incapacitated or is otherwise unable to serve, may be retired.
***	The registered investment companies in the fund complex include the Trust, EQ Advisors Trust and 1290 Funds.

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Qualifications and Experience of the Trustees

In determining that a particular Trustee is qualified to serve as a Trustee, the Board considered a wide variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have diverse and complimentary qualifications, experience, attributes, and skills, which allow the Board to operate effectively in governing the Trust and protecting the interests of each Portfolio’s shareholders. Information about certain of the specific qualifications and experience of each Trustee relevant to the Board’s conclusion that the Trustee should serve as a Trustee of the Trust is set forth in the table above. Set forth below are certain additional qualifications, experience, attributes, and skills of each Trustee that the Board believes support a conclusion that the Trustee should serve as a Trustee of the Trust in light of the Trust’s business activities and structure.

Interested Trustee

Steven M. Joenk — Mr. Joenk has a background in the financial services industry; senior management experience with multiple insurance companies, investment management firms and investment companies and multiple years of service as an officer, Trustee and Chairman of the Trust and other registered investment companies, including other registered investment companies in the fund complex.

Independent Trustees

Mark A. Barnard — Mr. Barnard has senior management and investment experience with endowments and foundations and multiple years of service on limited partner advisory boards and on the boards of pension entities and an investment company. Prior to his election to the Board, Mr. Barnard had served as a consultant to the boards of trustees of other registered investment companies in the fund complex since April 1, 2016.

Thomas W. Brock — Mr. Brock has a background in the financial services industry, senior management experience with financial services and investment management firms and multiple years of service on the boards of public companies and organizations and investment companies, and a year of service as a Trustee of other registered investment companies in the fund complex.

Donald E. Foley — Mr. Foley has a background in the financial services industry, experience in senior management positions with financial services firms, multiple years of service as a Trustee of other registered investment companies in the fund complex, and multiple years of service on the boards of public and private companies and organizations.

Christopher P.A. Komisarjevsky — Mr. Komisarjevsky has experience in senior management positions with global firms providing business consulting services and multiple years of service as a Trustee of other registered investment companies in the fund complex.

H. Thomas McMeekin — Mr. McMeekin has a background in the financial services industry, held senior management positions with insurance companies, and has multiple years of service as a Trustee of other registered investment companies in the fund complex, and has multiple years of service on the boards of public and private companies and organizations.

Gloria D. Reeg — Ms. Reeg has a background in the financial services industry, senior management and investment experience with investment management firms, a national foundation, and endowment and retirement assets for a top-ranked research hospital, and multiple years of service on the board of a national foundation. Prior to her election to the Board, Ms. Reeg had served as a consultant to the boards of trustees of other registered investment companies in the fund complex since January 1, 2016.

Gary S. Schpero — Mr. Schpero has experience as the managing partner of the investment management practice group at a large international law firm and multiple years of service as a Trustee of other registered investment companies in the fund complex, as well as other unaffiliated investment companies.

Kenneth L. Walker — Mr. Walker has a background in the financial services industry, senior management experience with investment management firms and multiple years of service as a Trustee of other registered investment companies in the fund complex.

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Caroline L. Williams — Ms. Williams has a background in the financial services industry, senior management experience with an investment banking firm, multiple years of service as a Trustee of other registered investment companies in the fund complex, and multiple years of service on the boards of public and private companies and organizations.

Board Structure.    In connection with shareholder approval of the VIP Board Proposal, the new Board of Trustees of the Trust implemented, effective April 27, 2017, the governance and oversight structure of the Board of Trustees of EQ Advisors Trust and 1290 Funds (as described below and discussed in more detail in the Committees of the Board section of this SAI).

The Board currently is comprised of ten Trustees, nine of whom are not “interested persons” (as that term is defined in the 1940 Act) of the Trust (“Independent Trustees”). Steven M. Joenk, who, among other things, serves as Chairman of the Board, is an “interested person” (as that term is defined in the 1940 Act) of the Trust. The Board has appointed Gary S. Schpero to serve as Lead Independent Trustee. The Trust’s Lead Independent Trustee is recommended by the Trust’s Governance Committee and approved by the full Board. The Lead Independent Trustee, among other things, chairs meetings of the Independent Trustees, serves as a spokesperson for the Independent Trustees and serves as a liaison between the Independent Trustees and the Trust’s management between Board meetings.

The Board holds six regular meetings each year to consider and address matters involving the Trust and its Portfolios. The Board also may hold special meetings to address matters arising between regular meetings. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in-person or by telephone.

The Board has established a committee structure that includes an Audit Committee, a Governance Committee, and an Investment Committee (which is divided into sub-committees) (discussed in more detail in the Committees of the Board section of this SAI). All Independent Trustees are members of each Committee. The Board believes that this structure allows all of the Independent Trustees to participate in the full range of the Board’s oversight responsibilities. The Board reviews its structure regularly and believes that its leadership structure, including the appointment of a Lead Independent Trustee, is appropriate given the asset size of the Trust, the number of Portfolios offered by the Trust and the other registered investment companies in the fund complex, the number of Trustees overseeing the Trust and the other registered investment companies in the fund complex, and the Board’s oversight responsibilities, as well as the Trust’s business activities, advisory structure and its use as an investment vehicle in connection with the Contracts and retirement plans.

Risk Oversight.    The management of various risks relating to the administration and operation of the Trust and its Portfolios is the responsibility of the Adviser and the other service providers retained by the Trust or the Adviser, many of whom employ professional personnel who have risk management responsibilities. Consistent with its responsibility for oversight of the Trust and its Portfolios, the Board, among other things, oversees risk management of each Portfolio’s investment program and business affairs directly and through the committee structure that it has established. Risks to the Portfolios include, among others, investment risk, credit risk, liquidity risk, valuation risk, operational risk, litigation risk, regulatory risk, reputational risk, and compliance risk as well as the overall business and disclosure risks relating to the Portfolios and the Trust and the risk of conflicts of interest affecting the Adviser (or its affiliates) in managing the Portfolios. The Board has adopted, and periodically reviews, policies and procedures designed to address certain risks. Under the overall supervision of the Board, the Adviser and other service providers to the Portfolios also have implemented a variety of processes, procedures and controls to address certain risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers. The Board recognizes that not all risks that may affect the Portfolios can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Portfolios’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.

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The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from officers of the Trust and from other service providers. The Board requires senior officers of the Trust, including the President, Chief Financial Officer, Chief Investment Officer and Chief Compliance Officer (“CCO”), to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Chief Financial Officer also reports regularly to the Board and to the Audit Committee on the Trust’s internal controls and accounting and financial reporting policies and practices. The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust’s CCO, including meetings in executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program. In addition, the Board receives reports from the Adviser on the investments and securities trading of the Portfolios, as well as reports from the Valuation Committee (discussed below in the section “Purchase, Redemption and Pricing of Shares”) regarding the valuation of those investments. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Trust’s custodian, distributors and sub-administrator. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.

Committees of the Board

The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices and its internal controls, oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and act as a liaison between the Trust’s independent accountants and the Board. To carry out its function, the Audit Committee, among other things, selects, retains or terminates the Trust’s independent accountants and evaluates their independence; meets with the Trust’s independent accountants as necessary to review and approve the arrangements for and scope of the audit and to discuss and consider any matters of concern relating to the Trust’s financial statements and the Trust’s financial reporting and controls; and approves the fees charged by the independent accountants for audit and non-audit services and, to the extent required by applicable law, any non-audit services proposed to be performed for the Trust by the independent accountants. Ms. Williams serves as the Chair of the Audit Committee.

The Governance Committee’s functions are to consider the size and structure of the Board and other governance matters; evaluate and nominate candidates for Independent Trustee membership on the Board and for membership on any Board Committees; review the compensation arrangements for each of the Independent Trustees; provide oversight of the Trust’s CCO; and review the independence of counsel to the Independent Trustees. The Governance Committee also assists the Board in selecting, appointing, and evaluating the Trust’s CCO, and meets in executive session from time to time with the Adviser to discuss the CCO’s performance and the effectiveness of the Trust’s compliance program. The Governance Committee will not consider nominees recommended by Contract owners. Mr. Komisarjevsky serves as the Chair of the Governance Committee.

The Investment Committee’s function is to assist the Board in its oversight of Portfolio performance. The Investment Committee is primarily responsible for overseeing and guiding the process by which the Board reviews Portfolio performance and interfacing with personnel at the Adviser and (for sub-advised portfolios in the fund complex) the sub-advisers responsible for portfolio management. In addition, three sub-groups of the Investment Committee, comprised of Independent Trustees, management representatives, and outside legal counsel, meet individually and engage in extensive discussions with sub-advisers to the sub-advised portfolios in the fund complex during in-person presentations made throughout the year. Messrs. McMeekin, Walker and Foley serve as the co-Chairs of the Investment Committee.

Prior to April 27, 2017, the Board’s committee structure consisted of an Audit Committee and a Compliance, Nominating and Compensation Committee. During the fiscal year ended December 31, 2016, the Audit Committee held three meetings, and the Compliance, Nominating and Compensation Committee held four meetings.

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Compensation of Trustees

For services to the Trust and EQ Advisors Trust, each Independent Trustee receives an annual retainer of $312,000, payable quarterly, which covers all regular, committee, and special meetings. In addition, the Lead Independent Trustee receives an annual retainer of $65,000; the Chair of the Audit Committee receives an annual retainer of $30,000; and each of the co-Chairs of the Investment Committee receives an annual retainer of $20,000. Trustees also receive reimbursement for expenses associated with attending Board or Committee meetings.

Trustee Compensation Table

for the Year Ended December 31, 20161

Trustee	Aggregate Compensation from the Trust[2]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees***
Interested Trustee
Steven M. Joenk	None	None	None	None
Independent Trustees
Mark A. Barnard	None	$0	$0	$0	[3]
Thomas W. Brock	None	$0	$0	$293,750
Donald E. Foley	None	$0	$0	$298,750
Christopher P.A. Komisarjevsky	None	$0	$0	$316,250
H. Thomas McMeekin	None	$0	$0	$310,000
Gloria D. Reeg	None	$0	$0	$0	[3]
Gary S. Schpero	None	$0	$0	$340,000
Kenneth L. Walker	None	$0	$0	$310,000
Caroline L. Williams	None	$0	$0	$320,000

[1]

Mr. Gerald C. Crotty retired as a Trustee of the Trust, effective April 26, 2017. For the year ended December 31, 2016, Mr. Crotty received compensation in the amount of $160,000 from the Trust and from the Trust and the fund complex. Mr. Barry Hamerling retired as a Trustee of the Trust, effective April 26, 2017. For the year ended December 31, 2016, Mr. Hamerling received compensation in the amount of $160,000 from the Trust and from the Trust and the fund complex. Mr. Thomas P. Lemke retired as a Trustee of the Trust, effective April 26, 2017. For the year ended December 31, 2016, Mr. Lemke received compensation in the amount of $170,000 from the Trust and from the Trust and the fund complex. Ms. Cynthia R. Plouché retired as a Trustee of the Trust, effective April 26, 2017. For the year ended December 31, 2016, Ms. Plouché received compensation in the amount of $175,000 from the Trust and from the Trust and the fund complex. Mr. Rayman L. Solomon retired as a Trustee of the Trust, effective April 26, 2017. For the year ended December 31, 2016, Mr. Solomon received compensation in the amount of $170,000 from the Trust and from the Trust and the fund complex. A deferred compensation plan for the benefit of these (now former) Independent Trustees had been adopted by the Trust. Under the deferred compensation plan, each Trustee could defer payment of all or part of the fees payable for such Trustee’s services until his or her retirement as a Trustee or until the earlier attainment of a specified age. Messrs. Hamerling and Solomon had elected to participate in the Trust’s deferred compensation plan. As of December 31, 2016, Messrs. Hamerling and Solomon had accrued $770,412 and $43,679, respectively (including interest) as deferred compensation from the Trust. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.

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[2]	The Independent Trustees were elected to the Board of Trustees of the Trust effective April 27, 2017, and therefore were not compensated by the Trust during the year ended December 31, 2016.

[3]

For the period January 1, 2016 to December 31, 2016, Gloria D. Reeg received compensation in the amount of $125,000 from EQ Advisors Trust (“EQAT”) and 1290 Funds and was entitled to reimbursement for reasonable out-of-pocket expenses incurred in her capacity as a consultant to the Board of Trustees of EQAT and 1290 Funds. For the period April 1, 2016 to December 31, 2016, Mark A. Barnard received compensation in the amount of $93,750 from EQAT and 1290 Funds and was entitled to reimbursement for reasonable out-of-pocket expenses incurred in his capacity as a consultant to the Board of Trustees of EQAT and 1290 Funds. Ms. Reeg and Mr. Barnard were elected to the Board of Trustees of the Trust effective April 27, 2017.

***	The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as a trustee of 94 portfolios of two (2) trusts in the fund complex.

As of December 31, 2016, no Independent Trustee or members of his or her immediate family beneficially owned or owned of record securities representing interests in the Adviser or Distributors of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes the Trustee’s spouse, children residing in the Trustee’s household and dependents of the Trustee. Furthermore, the Trustees of the Trust did not beneficially own shares of any Portfolios of the Trust or of portfolios overseen in the same family of investment companies, except as set forth in the following table:

Trustee Ownership of Equity Securities as of December 31, 2016

Name of Trustee	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen in Family of Investment Companies:*
Interested Trustee
Steven M. Joenk

AXA Moderate-Plus Allocation Portfolio	E	E
Independent Trustees
Mark A. Barnard	None	A
Thomas W. Brock	None	C
Donald E. Foley	None	C
Christopher P. A. Komisarjevksy	None	C
H. Thomas McMeekin	None	C
Gloria D Reeg	None	B
Gary S. Schpero	None	C
Kenneth L. Walker	None	C
Caroline L. Williams	None	C

*	This column reflects information regarding ownership of equity securities issued by portfolios of the Trust, EQ Advisors Trust and 1290 Funds.

A = None; B = $1 - $10,000; C = $10,001 - $50,000; D = $50,001 - $100,000; E = over $100,000

The Independent Trustees are not permitted to invest directly in shares issued by portfolios of the Trust because the shares are currently sold only to insurance company separate accounts in connection with Contracts issued by AXA Equitable, AXA Life and Annuity Company, or other affiliated or unaffiliated insurance companies; to The AXA Equitable 401(k) Plan; and to other tax-qualified retirement plans and other investors eligible under applicable federal tax regulations. Mr. Joenk owns shares of one or more of the Portfolios indirectly through a Contract.

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The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, FMG LLC, and/or AXA Distributors, LLC (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (1958)	Trustee, Chairman of the Board, Chief Executive Officer and President	Trustee and Chairman of the Board from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, FMG LLC; from April 2017 to present, Senior Vice President and Chief Investment Officer of AXA Financial, Inc.; from April 2017 to present, Managing Director and Chief Investment Officer and from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s Funds Management Group unit; from July 2004 to October 2013, Senior Vice President, MONY Life Insurance Company; from April 2017 to present, Senior Vice President and Chief Investment Officer, MONY Financial Services, Inc.; from April 2017 to present, Senior Vice President and Chief Investment Officer and from July 2004 to April 2017, Senior Vice President, MONY Life Insurance Company of America; from April 2017 to present, Senior Vice President and Chief Investment Officer, PlanConnect, LLC; from July 2004 to present, Director, MONY Capital Management, Inc. and Director and President, 1740 Advisers, Inc.; from July 2004 to January 2011, Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management; from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director, MONY International Holdings, LLC.
Brian E. Walsh 525 Washington Boulevard, Jersey City, NJ 07310-1606 (1968)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2011 to present, member of the Board of Directors of FMG LLC; from February 2003 to present, Lead Director of AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas New York, New York 10104 (1970)	Chief Compliance Officer, Anti-Money Laundering (“AML”) Compliance Officer and Vice President	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC; from June 2007 to present, Lead Director of AXA Equitable and Chief Compliance Officer of AXA Equitable Funds Management Group.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1955)	Senior Vice President, Chief Legal Officer and Secretary	From November 2001 to present	From June 2012 to present, Executive Vice President and General Counsel of FMG LLC; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present Managing Director and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York 10104 (1961)	Senior Vice President and Chief Investment Officer	From June 2010 to March 2017, Vice President and from March 2017 to present, Senior Vice President and Chief Investment Officer	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG LLC; from September 2011 to present, Managing Director of AXA Financial and AXA Equitable; from February 2001 to September 2011, Vice President of AXA Financial and AXA Equitable.

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Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (1974)	Vice President and Deputy Chief Investment Officer	From June 2007 to March 2017, Vice President and from March 2017 to present, Vice President and Deputy Chief Investment Officer	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2007 to present, Lead Director of AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (1961)	Vice President	From November 2001 to present	From June 2012 to present, Senior Vice President of FMG LLC; from February 2011 to present, member of the Board of Directors of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Lead Director of AXA Equitable; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
Kiesha T. Astwood-Smith, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1973)	Vice President and Assistant Secretary	From December 2015 to present	From December 2015 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from September 2015 to present, Senior Director and Counsel of AXA Equitable; from July 2006 to September 2015, Counsel of The Bank of New York Mellon; and from January 2010 to September 2015, Vice President and Assistant Secretary of the Dreyfus Family of Funds.
Anthony Geron, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1971)	Vice President and Assistant Secretary	From July 2014 to present	From August 2015 to present, Senior Vice President, Secretary and Associate General Counsel of FMG LLC and Lead Director and Associate General Counsel of AXA Equitable; from June 2014 to August 2015, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from May 2014 to August 2015, Senior Director and Counsel of AXA Equitable; and from October 2007 to May 2014, Associate of Willkie Farr & Gallagher LLP (law firm).
Joseph Signora 1290 Avenue of the Americas, New York, New York 10104 (1977)	Vice President	From December 2015 to present	From December 2015 to present, Vice President of FMG LLC; from October 2015 to present, Senior Director, AXA Equitable; from July 2014 to October 2015, Deputy CCO, Emerging Global Advisors, LLC; from September 2014 to October 2015, CCO, EGA Emerging Global Shares Trust and EGA Diversified Core Fund; from October 2011 to June 2014, Director of Compliance, Van Eck Associates Corp.; and from April 2007 to October 2011, Vice President, Compliance, Artio Global Management LLC.
Richard Guinnessey 1290 Avenue of the Americas, New York, New York 10104 (1963)	Vice President	From March 2010 to present	From June 2012 to present, Vice President of FMG LLC; from September 2010 to present, Senior Director of AXA Equitable; from November 2005 to September 2010, Assistant Vice President of AXA Equitable.
James Kelly 525 Washington Boulevard, Jersey City, NJ 07310-1606 (1968)	Controller	From June 2007 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to present, Senior Director of AXA Equitable.
Miao Hu 1290 Avenue of the Americas, New York, New York 10104 (1978)	Vice President	From March 8, 2017 to present	From June 2016 to present, Vice President of FMG LLC; from December 2014 to present, Director of Portfolio Analytics of FMG LLC; from November 2013 to December 2014, Lead Manager of Portfolio Analytics of FMG LLC; from January 2011 to November 2013, Financial Services Sector Specialist of FactSet Research Systems.

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Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Xavier Poutas 1290 Avenue of the Americas, New York, New York 10104 (1977)	Vice President	From March 8, 2017 to present	From May 2011 to present, Assistant Portfolio Manager of FMG LLC and from June 27, 2016 to present, Vice President of FMG LLC; from September 2013 to present, Senior Director of AXA Equitable; and from November 2008 to August 2013, Director of AXA Equitable.
Helen Lai 1290 Avenue of the Americas, New York, New York 10104 (1973)	Assistant Vice President	From March 8, 2017 to present	From March 2013 to present, Pricing and Valuation-Compliance of FMG LLC and Senior Manager, AXA Equitable; and from May 2009 to December 2012, HSBC, Hedge Fund Investor Services.
Roselle Ibanga 525 Washington Boulevard, Jersey City, NJ 07310-1606 (1978)	Assistant Controller	From February 2009 to present	From February 2009 to present, Director of AXA Equitable.
Lisa Perrelli 525 Washington Boulevard, Jersey City, NJ 07310-1606 (1974)	Assistant Controller	From February 2009 to present	From November 2012 to present, Senior Director of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (1985)	Assistant Vice President	From March 2012 to present	From February 2009 to present, Director of AXA Equitable and from April 2015 to present, Vice President of FMG LLC; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley.
Faria Adam 1290 Avenue of the Americas, New York, New York 10104 (1968)	Assistant Secretary	From March 8, 2017 to present	From May 2015 to present, Lead Manager/ Legal Assistant of AXA Equitable; and from 1999 to May 2015, Supervisory Paralegal at The Dreyfus Corporation, Bank of New York Mellon.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (1963)	Assistant Secretary	From March 8, 2017 to present	From July 2004 to present, Lead Manager/ Legal Assistant of AXA Equitable; and from March 2015 to present, Assistant Vice President and Assistant Secretary of FMG LLC.
Lorelei Fajardo 1290 Avenue of the Americas, New York, New York 10104 (1978)	Assistant Secretary	From March 2014 to present	From July 2013 to present, Senior Manager/Legal Assistant of AXA Equitable; from July 2008 to June 2013, Lead Associate/Legal Assistant of AXA Equitable.
Kathleen Chapman 1290 Avenue of the Americas, New York, New York 10104 (1954)	Assistant Secretary	From March 9, 2015 to present	From April 2014 to present, Lead Manager/Senior Legal Assistant of AXA Equitable; from March 2011 to April 2014 Mutual Funds Regulatory Manager of GE Asset Management Incorporated and from 2005 to March 2011, Vice President and Senior Paralegal of Allianz Global Investors of America L.P.

*	The officers in the table above hold similar positions with two other registered investment companies in the fund complex. The registered investment companies in the fund complex include the Trust, EQ Advisors Trust and 1290 Funds.
**	Each officer is elected on an annual basis.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

AXA Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of a substantial majority of the Trust’s shares as of March 31, 2017. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

As a “series” type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing separate classes of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements.

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See Appendix D to this SAI for a list of control persons and principal holders of securities of each portfolio.

As of March 31, 2017, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of any portfolio of the Trust.

INVESTMENT MANAGEMENT AND OTHER SERVICES

The Adviser

FMG LLC currently serves as the investment manager for each Portfolio. FMG LLC is a wholly owned subsidiary of AXA Equitable. AXA Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S., is an indirect wholly owned subsidiary of AXA Financial, Inc. (“AXA Financial”), a subsidiary of AXA, a French insurance holding company. The principal offices of FMG LLC, AXA Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial is a wholly owned affiliate of AXA. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance, international insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, the Asia/Pacific area and, to a lesser extent, in the Middle East, Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

The Trust and the Adviser have entered into an investment management agreement with respect to the Portfolios (the “Management Agreement”).

The Management Agreement for the AXA Allocation Portfolios, the Charter Allocation Portfolios and the Target Allocation Portfolios obligates the Adviser to: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios, the Charter Allocation Portfolios and the Target Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees.

Under the Management Agreement, the Adviser also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following, among other things:

•	Office space, all necessary office facilities and equipment.

•	Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions

•

related to and to be performed under the Trust’s contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

•	related to the investment advisory services to be provided by any sub-adviser pursuant to an advisory agreement with the Trust or the Adviser.

•

Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any sub-adviser under an advisory agreement with the Trust or the Adviser, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust Shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to Shareholders or regulatory authorities, and all tax returns.

The Management Agreement also requires the Adviser (or its affiliates) to pay all salaries, expenses, and fees of the Trustees and officers of the Trust who are affiliated with the Adviser or its affiliates.

The continuance of the Management Agreement, with respect to each Portfolio, after the first two years, must be specifically approved at least annually (i) by the Trust’s Board of Trustees or by vote of a

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majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Management Agreement with respect to each Portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio upon sixty (60) days’ written notice to the Adviser or (ii) by the Adviser at any time without penalty upon sixty (60) days’ written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Each Portfolio pays a fee to the Adviser for the investment management and advisory services the Adviser provides that Portfolio. The Adviser and the Trust have also entered into an expense limitation agreement with respect to certain Portfolios (“Expense Limitation Agreement”), pursuant to which the Adviser has agreed to waive or limit its management, administration and other fees and to assume other expenses so that the net annual operating expenses (with certain exceptions as set forth in the Prospectus) of the Portfolio are limited to the extent described in the “The Adviser — Expense Limitation Agreement” section of the Prospectus.

In addition to the management fees, the Trust pays all expenses not assumed by the Adviser, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, prospectus supplements and statements of additional information; the costs of printing registration statements; custodian’s fees; any proxy solicitors’ fees and expenses; Trustee expenses (including any special counsel to the Trustees); transfer agent fees; advisory and administration fees; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the portfolios on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each portfolio or the nature of the services performed and relative applicability to each portfolio. As discussed in greater detail below, under “Distribution of the Trust’s Shares,” the Class A and Class B shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of their shares.

The tables below show the fees paid by each Portfolio (or its predecessor) to the Adviser during the fiscal years ended December 31, 2014, December 31, 2015 and December 31, 2016, respectively. For the fiscal years ended December 31, 2014, December 31, 2015 and December 31, 2016, the Adviser did not receive any reimbursement for the Portfolios then comprising the Trust. The Target 2055 Allocation Portfolio did not commence operations until May 1, 2015.

FISCAL YEAR ENDED DECEMBER 31, 2014

Portfolio	Management Fee	Total Amount of Fees Waived and Other Expenses Assumed by Adviser Pursuant to Expense Limitation Agreement	Management Fee Paid to Adviser After Fee Waiver
Aggressive Allocation Portfolio	$3,662,764	$—	$3,662,764
Charter Aggressive Growth Portfolio	$8,815	$251,513	$—
Charter Alternative 100 Moderate Portfolio	$9,244	$145,055	$—
Charter Conservative Portfolio	$12,820	$255,995	$—
Charter Growth Portfolio	$16,230	$257,940	$—
Charter Income Strategies Portfolio	$8,034	$176,457	$—
Charter Interest Rate Strategies Portfolio	$10,401	$176,251	$—
Charter International Moderate Portfolio	$6,675	$157,720	$—
Charter Moderate Growth Portfolio	$12,383	$260,069	$—

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Portfolio	Management Fee	Total Amount of Fees Waived and Other Expenses Assumed by Adviser Pursuant to Expense Limitation Agreement	Management Fee Paid to Adviser After Fee Waiver
Charter Moderate Portfolio	$17,354	$256,110	$—
Charter Multi-Sector Bond Portfolio*	$1,059,713	$50,293	$1,009,420
Charter Real Assets Portfolio	$6,479	$138,870	$—
Charter Small Cap Growth Portfolio*	$1,176,554	$172,317	$1,004,237
Charter Small Cap Value Portfolio*	$1,007,595	$170,187	$837,408
Conservative Allocation Portfolio	$1,657,178	$1,277,561	$379,617
Conservative-Plus Allocation Portfolio	$1,763,154	$336,095	$1,427,059
Moderate Allocation Portfolio	$9,781,971	$—	$9,781,971
Moderate-Plus Allocation Portfolio	$11,193,088	$—	$11,193,088
Target Allocation 2015 Portfolio	$79,242	$101,668	$—
Target Allocation 2025 Portfolio	$129,962	$63,259	$66,703
Target Allocation 2035 Portfolio	$84,433	$98,957	$—
Target Allocation 2045 Portfolio	$55,208	$114,656	$—

*	Includes fees paid to the Adviser prior to the Portfolio’s conversion to a fund of funds on April 18, 2014.

FISCAL YEAR ENDED DECEMBER 31, 2015

Portfolios:	Management Fee	Amount of Fees Waived And Other Expenses Assumed by Adviser Pursuant to Expense Limitation Agreement	Voluntary Fee Waiver	Management Fee Paid to Adviser After Fee Waiver
Aggressive Allocation Portfolio	$3,518,149	$—	$—	$3,518,149
Charter Aggressive Growth Portfolio	$11,605	$223,475	$1,837	$—
Charter Alternative 100 Moderate Portfolio	$12,842	$146,465	$—	$—
Charter Conservative Portfolio	$20,988	$208,223	$4,002	$—
Charter Growth Portfolio	$20,090	$220,014	$3,126	$—
Charter Income Strategies Portfolio	$8,134	$152,377	$1,272	$—
Charter Interest Rate Strategies Portfolio	$10,797	$140,317	$1,499	$—
Charter International Moderate Portfolio	$10,819	$161,752	$3,436	$—
Charter Moderate Growth Portfolio	$21,316	$225,225	$3,949	$—
Charter Moderate Portfolio	$27,689	$213,810	$4,842	$—
Charter Multi-Sector Bond Portfolio	$348,412	$73,615	$30,883	$243,914
Charter Real Assets Portfolio	$6,859	$117,616	$—	$—
Charter Small Cap Growth Portfolio	$140,586	$128,582	$64,771	$—
Charter Small Cap Value Portfolio	$255,564	$139,025	$117,202	$—
Conservative Allocation Portfolio	$1,491,197	$723,718	$—	$767,479
Conservative-Plus Allocation Portfolio	$1,583,069	$—	$—	$1,583,069
Moderate Allocation Portfolio	$9,044,359	$—	$—	$9,044,359
Moderate-Plus Allocation Portfolio	$10,452,140	$—	$—	$10,452,140
Target Allocation 2015 Portfolio	$70,575	$61,297	$—	$9,278
Target Allocation 2025 Portfolio	$132,386	$6,155	$—	$126,231
Target Allocation 2035 Portfolio	$90,571	$44,814	$—	$45,757
Target Allocation 2045 Portfolio	$62,244	$79,543	$—	$—
Target Allocation 2055 Portfolio	$19,675	$57,504	$—	$—

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FISCAL YEAR ENDED DECEMBER 31, 2016

Portfolios:	Management Fee	Amount of Fees Waived And Other Expenses Assumed by Adviser Pursuant to Expense Limitation Agreement	Voluntary Fee Waiver	Management Fee Paid to Adviser After Fee Waiver
Aggressive Allocation Portfolio	$3,160,393	$—	$—	$3,160,393
Charter Aggressive Growth Portfolio	$9,807	$208,837	$2,544	$—
Charter Alternative 100 Moderate Portfolio	$15,587	$80,735	$—	$—
Charter Conservative Portfolio	$33,682	$201,250	$5,956	$—
Charter Growth Portfolio	$18,396	$199,830	$3,903	$—
Charter Income Strategies Portfolio	$7,080	$125,994	$1,606	$—
Charter Interest Rate Strategies Portfolio	$6,961	$122,166	$1,687	$—
Charter International Moderate Portfolio	$16,625	$99,884	$4,484	$—
Charter Moderate Growth Portfolio	$29,342	$196,206	$5,739	$—
Charter Moderate Portfolio	$32,411	$195,749	$6,457	$—
Charter Multi-Sector Bond Portfolio	$321,525	$162,677	$—	158,848
Charter Real Assets Portfolio	$6,672	$86,422	$—	$—
Charter Small Cap Growth Portfolio	$120,449	$130,166	$—	$—
Charter Small Cap Value Portfolio	$226,990	$117,830	$—	109,160
Conservative Allocation Portfolio	$1,416,686	$862,082	$—	554,604
Conservative-Plus Allocation Portfolio	$1,437,315	$141,076	$—	1,296,239
Moderate Allocation Portfolio	$8,156,051	$—	$—	8,156,051
Moderate-Plus Allocation Portfolio	$9,326,516	$—	$—	9,326,516
Target Allocation 2015 Portfolio	$62,010	$58,523	$21,801	$—
Target Allocation 2025 Portfolio	$133,212	$16,558	$12,203	104,451
Target Allocation 2035 Portfolio	$94,647	$40,885	$10,946	42,816
Target Allocation 2045 Portfolio	$68,649	$57,374	$13,713	$—
Target Allocation 2055 Portfolio	$10,224	$65,898	$39,197	$—

See Appendix B to this SAI for information about the Portfolios’ portfolio managers.

The Sub-advisers

Each of the Charter Multi-Sector Bond Portfolio, Charter Small Cap Growth Portfolio and Charter Small Cap Value Portfolio converted to a fund of funds structure on April 18, 2014. Prior to the conversion, the Adviser had entered into sub-advisory agreements (“Sub-advisory Agreements”) with respect to each such Portfolio, which obligated the Sub-advisers to: (i) make investment decisions on behalf of their respective portfolios, (ii) place orders for the purchase and sale of investments for their respective Portfolios with brokers or dealers selected by the Adviser and/or the Sub-advisers, and (iii) perform certain limited related administrative functions in connection therewith.

For the period from January 1, 2014 to April 18, 2014, the Adviser paid the following fees to the Sub-adviser(s) with respect to the Portfolios listed below pursuant to the Sub-advisory Agreements.

PERIOD FROM JANUARY 1, 2014 – APRIL 18, 2014

Portfolio	Sub-Advisory Fee Paid
Charter Multi-Sector Bond Portfolio*	$164,774
Charter Small Cap Growth Portfolio*	$461,924
Charter Small Cap Value Portfolio*	$291,870

*	Fees paid to the Sub-adviser(s) prior to the Portfolio’s conversion to a fund of funds on April 18, 2014.

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Personal Trading Policies.    The Trust, the Adviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Portfolio but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. The Codes of Ethics of the Trust, the Adviser and the Distributor have been filed as exhibits to the Trust’s Registration Statement.

The Administrator

Pursuant to an administrative agreement, FMG LLC (in this capacity, the “Administrator”) provides the Trust with necessary administrative services, as more fully described in the Prospectus. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, in addition to the management fee, each AXA Allocation Portfolio, Target Allocation Portfolio and Charter Allocation Portfolio pays the Administrator its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio. For purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios are aggregated with the assets of the AXA Strategic Allocation Series Portfolios, AXA All Asset Allocation Series Portfolios and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Advisors Trust (the “EQAT Fund-of-Funds Portfolios”), which are also managed by the Adviser. The asset-based administration fee is equal to an annual rate of 0.150% of the first $35 billion of the aggregate average daily net assets of the AXA Allocation Portfolios, Target Allocation Portfolios, Charter Allocation Portfolios and EQAT Fund-of-Funds Portfolios; 0.110% on the next $10 billion; 0.100% on the next $5 billion; and 0. 095% thereafter.

Pursuant to a sub-administration arrangement, the Administrator has contracted with JPMorgan Chase Bank, N.A. (“Sub-administrator”) to provide the Trust with certain sub-administrative services, including assisting with monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator. The Administrator pays the Sub-administrator a fee for these services.

For the fiscal years ended December 31, 2014, December 31, 2015 and December 31, 2016, respectively, the Trust, with respect to each portfolio, paid the following fees to the Administrator for administrative services. The Target 2055 Allocation Portfolio did not commence operations until May 1, 2015.

FISCAL YEAR ENDED DECEMBER 31, 2014

Portfolio	Administration Fee
Aggressive Allocation Portfolio	$5,427,246
Charter Aggressive Growth Portfolio	$38,656
Charter Alternative 100 Moderate Portfolio	$38,931
Charter Conservative Portfolio	$40,533
Charter Growth Portfolio	$43,188
Charter Income Strategies Portfolio	$38,081
Charter Interest Rate Strategies Portfolio	$39,857
Charter International Moderate Portfolio	$37,368
Charter Moderate Growth Portfolio	$40,558
Charter Moderate Portfolio	$43,392
Charter Multi-Sector Bond Portfolio*	$500,987
Charter Real Assets Portfolio	$37,261
Charter Small Cap Growth Portfolio*	$314,522
Charter Small Cap Value Portfolio*	$368,704
Conservative Allocation Portfolio	$2,469,458
Conservative-Plus Allocation Portfolio	$2,625,790
Moderate Allocation Portfolio	$14,431,399

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Portfolio	Administration Fee
Moderate-Plus Allocation Portfolio	$16,604,969
Target Allocation 2015 Portfolio	$141,235
Target Allocation 2025 Portfolio	$215,915
Target Allocation 2035 Portfolio	$148,736
Target Allocation 2045 Portfolio	$105,635

*	Prior to April 18, 2014, the Portfolio was subject to a different administrative fee structure.

FISCAL YEAR ENDED DECEMBER 31, 2015

Portfolios:	Administration Fee
Aggressive Allocation Portfolio	$4,968,988
Charter Aggressive Growth Portfolio	$32,500
Charter Alternative 100 Moderate Portfolio	$32,500
Charter Conservative Portfolio	$32,618
Charter Growth Portfolio	$32,500
Charter Income Strategies Portfolio	$32,501
Charter Interest Rate Strategies Portfolio	$32,500
Charter International Moderate Portfolio	$32,501
Charter Moderate Growth Portfolio	$32,591
Charter Moderate Portfolio	$32,503
Charter Multi-Sector Bond Portfolio	$343,698
Charter Real Assets Portfolio	$32,500
Charter Small Cap Growth Portfolio	$138,754
Charter Small Cap Value Portfolio	$252,186
Conservative Allocation Portfolio	$2,106,150
Conservative-Plus Allocation Portfolio	$2,235,845
Moderate Allocation Portfolio	$12,773,958
Moderate-Plus Allocation Portfolio	$14,798,564
Target Allocation 2015 Portfolio	$99,670
Target Allocation 2025 Portfolio	$186,995
Target Allocation 2035 Portfolio	$127,935
Target Allocation 2045 Portfolio	$87,927
Target Allocation 2055 Portfolio	$27,831

FISCAL YEAR ENDED DECEMBER 31, 2016

Portfolios:	Administration Fee
Aggressive Allocation Portfolio	$4,546,665
Charter Aggressive Growth Portfolio	$32,500
Charter Alternative 100 Moderate Portfolio	$32,507
Charter Conservative Portfolio	$32,557
Charter Growth Portfolio	$32,501
Charter Income Strategies Portfolio	$32,500
Charter Interest Rate Strategies Portfolio	$32,500
Charter International Moderate Portfolio	$32,503
Charter Moderate Growth Portfolio	$32,509
Charter Moderate Portfolio	$32,542
Charter Multi-Sector Bond Portfolio	$308,390
Charter Real Assets Portfolio	$32,509

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Portfolios:	Administration Fee
Charter Small Cap Growth Portfolio	$115,502
Charter Small Cap Value Portfolio	$217,475
Conservative Allocation Portfolio	$2,038,310
Conservative-Plus Allocation Portfolio	$2,067,936
Moderate Allocation Portfolio	$11,734,955
Moderate-Plus Allocation Portfolio	$13,418,382
Target Allocation 2015 Portfolio	$89,235
Target Allocation 2025 Portfolio	$191,625
Target Allocation 2035 Portfolio	$136,129
Target Allocation 2045 Portfolio	$98,729
Target Allocation 2055 Portfolio	$32,551

The Distributor

The Trust has distribution agreements with AXA Distributors (also referred to as the “Distributor”) by which AXA Distributors serves as the Distributor for the Trust’s Class A shares, Class B shares and Class K shares. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable and an affiliate of FMG LLC and its address is 1290 Avenue of the Americas, New York, New York 10104.

The Trust’s distribution agreements with respect to Class A, Class B and Class K shares of the Portfolios (“Distribution Agreements”) have been approved by the Trust’s Board including a majority of the Independent Trustees, with respect to each Portfolio. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement’s continuance is approved annually by (i) a majority of the Independent Trustees who are not parties to such agreement and, if applicable, who have no direct or indirect financial interest in the operation of the Rule 12b-1 Distribution Plans (as defined below) or any such related agreement, by a vote cast in person at a meeting called for the purpose of voting on such agreements and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class A and Class B shares of the applicable AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios (“Rule 12b-1 Distribution Plans”). Under the Rule 12b-1 Distribution Plans, the Class A and Class B shares of the Trust are charged a fee to compensate the Distributor for promoting, selling and servicing shares of the Portfolios. The maximum annual distribution and/or service (12b-1) fee for each Portfolio’s Class A and Class B shares is 0.25% of the average daily net assets attributable to Class A and Class B shares. There is no distribution plan with respect to Class K shares and the Portfolios pay no service or distribution fees with respect to those shares.

The Board considered various factors in connection with its decision as to whether to approve or reapprove, as the case may be, the Rule 12b-1 Distribution Plans, including: (i) the nature and causes of the circumstances which make the approval or continuance of Rule 12b-1 Distribution Plans necessary and appropriate; (ii) the way in which the Rule 12b-1 Distribution Plans addresses those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the possible benefits of the Rule 12b-1 Distribution Plans to any other person relative to those of the Trust; (v) the effect of the Rule 12b-1 Distribution Plans on existing Contract owners; (vi) the merits of possible alternative plans or pricing structures; (vii) the relationship of the Rule 12b-1 Distribution Plans to other distribution efforts of the Trust; and (viii) the competitive conditions in the variable products industry. The Board noted that the overall distribution arrangements would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current Contract owners to make additional investments in the Portfolios and attracting new investors and assets to the Portfolios to the benefit of the Portfolios and their respective Contract owners, (2) facilitate distribution of the Portfolios’ shares and (3) maintain the competitive position of the Portfolios in relation to other portfolios that have implemented or are seeking to implement similar distribution arrangements.

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Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Board, including the Independent Trustees, who have no direct or indirect financial interest in the Rule 12b-1 Distribution Plans or any related agreement, unanimously determined, in the exercise of its reasonable business judgment, that the Rule 12b-1 Distribution Plans are reasonably likely to benefit the Trust and the shareholders of the Portfolios. As such, the Trustees, including the Independent Trustees, approved each Rule 12b-1 Distribution Plan and its continuance.

Pursuant to the Rule 12b-1 Distribution Plans, the Trust compensates the Distributor from assets attributable to the Class A and Class B shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. Generally, the 12b-1 fees are paid to the Distributor on a monthly basis. A portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class A and Class B shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class A and Class B shares.

The Rule 12b-1 Distribution Plans are of a type known as a “compensation” plan because payments are made for services rendered to the Trust with respect to a class of shares regardless of the level of expenditures by the Distributor. The Trustees, however, take into account such expenditures for purposes of reviewing operations under the Rule 12b-1 Distribution Plans and in connection with their annual consideration of the Rule 12b-1 Distribution Plans’ renewal. The Distributor’s expenditures include, without limitation: (i) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to Class A and Class B shares of the Trust; (ii) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class A and Class B shares of the Trust; (iii) holding seminars and sales meetings designed to promote the distribution of Class A and Class B shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and the Portfolios, including the performance of the Portfolios; (v) training sales personnel regarding the Class A and Class B shares of the Trust; and (vi) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class A and Class B shares.
AXA Equitable and the Distributor may use their respective past profits or other resources to pay for expenses incurred in connection with providing services intended to result in the sale of shares of the Trust and/or support services that benefit Contract owners, including payments of significant amounts made to intermediaries that provide those services. These services may include sales personnel training, prospectus review, marketing, and related services.

The Distributor pays all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. Each Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without sales commissions or loads being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.

The Rule 12b-1 Distribution Plans and any Rule 12b-1 related agreements that are entered into by the Trust or the Distributor in connection with the Rule 12b-1 Distribution Plans will continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by a vote of a majority of the Board, and of a majority of the Independent Trustees, with no direct or indirect financial interest in the operation of the Rule 12b-1 Distribution Plans or any Rule 12b-1 related agreements. In addition, the annual continuance of the Distribution Agreements must be approved by the Board or a majority of outstanding voting securities, and by a majority of Independent Trustees, by a

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vote cast in person at a meeting called for the purpose of voting on the Distribution Agreement. In addition, the Rule 12b-1 Distribution Plans and any Rule 12b-1 related agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding Class A or Class B shares of the Portfolio or by vote of a majority of the Independent Trustees, with no direct or indirect financial interest in the operation of the Rule 12b-1 Distribution Plans or Rule 12b-1 related agreement. The Rule 12b-1 Distribution Plans also provide that they may not be amended to increase materially the amount (up to 0.25% of Class A or Class B average daily net assets annually) that may be spent for distribution of Class A or Class B shares of any Portfolio without the approval of the Class A or Class B shareholders of that Portfolio.

The table below shows the amount paid by the Class A and Class B shares of each listed Portfolio to the Distributor pursuant to the Rule 12b-1 Distribution Plans for the fiscal year ended December 31, 2016. For this period, the Distributor’s actual expenditures exceeded the amounts received from the Portfolios.

FISCAL YEAR ENDED DECEMBER 31, 2016

Portfolios:	Class A Fee Paid to Distributor	Class B Fee Paid to Distributor	Total Distribution Fees
Aggressive Allocation Portfolio	$186,377	$7,637,212	$7,823,589
Charter Aggressive Growth Portfolio	$—	$16,345	$16,345
Charter Alternative 100 Moderate Portfolio	$—	$25,977	$25,977
Charter Conservative Portfolio	$—	$56,136	$56,136
Charter Growth Portfolio	$—	$30,661	$30,661
Charter Income Strategies Portfolio	$—	$11,799	$11,799
Charter Interest Rate Strategies Portfolio	$—	$11,601	$11,601
Charter International Moderate Portfolio	$—	$27,709	$27,709
Charter Moderate Growth Portfolio	$—	$48,902	$48,902
Charter Moderate Portfolio	$—	$54,018	$54,018
Charter Multi-Sector Bond Portfolio	$368,390	$126,792	$495,182
Charter Real Assets Portfolio	$—	$11,120	$11,120
Charter Small Cap Growth Portfolio	$817	$199,930	$200,747
Charter Small Cap Value Portfolio	$30,139	$348,025	$378,164
Conservative Allocation Portfolio	$62,201	$3,468,951	$3,531,152
Conservative-Plus Allocation Portfolio	$46,990	$3,454,151	$3,501,141
Moderate Allocation Portfolio	$5,206,837	$14,465,594	$19,672,431
Moderate-Plus Allocation Portfolio	$540,038	$22,587,324	$23,127,362
Target Allocation 2015 Portfolio	$—	$72,594	$72,594
Target Allocation 2025 Portfolio	$—	$182,922	$182,922
Target Allocation 2035 Portfolio	$—	$162,431	$162,431
Target Allocation 2045 Portfolio	$—	$139,000	$139,000
Target Allocation 2055 Portfolio	$—	$5,046	$5,046

Compensation to Financial Intermediaries

In addition to the distribution and service fees paid by the Portfolios to the Distributor for the purpose of compensating certain financial intermediaries and for other purposes (described above in the section entitled, “The Distributor”), the Distributor or the Adviser (or one of their affiliates) may make payments out of its own resources to provide additional compensation to selected affiliated and unaffiliated sponsoring insurance companies (or their affiliates) or other financial intermediaries (collectively, “financial intermediaries”).

As described in the Prospectus and in more detail below, the Adviser and the Distributor may use their respective past profits or other resources to pay for expenses incurred in connection with providing

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services intended to result in the sale of shares of the Portfolios and/or support services that benefit Contract owners, plan participants or other investors who purchase through financial intermediaries, to reimburse certain expenses related to processing sales of Portfolio shares and to pay incentives to market the Portfolios, to cooperate with the Distributor’s or financial intermediaries’ promotional efforts or in recognition of financial intermediaries’ marketing support, transaction processing and/or administrative services support (collectively, “revenue sharing payments”). These additional payments are made by the Adviser, the Distributor or their respective affiliates and do not increase the amount paid by the Portfolios, Contract owners, plan participants or other investors who purchase through financial intermediaries as shown under the heading “Fees and Expenses of the Portfolio” in the Portfolio summaries in the Prospectus.

Subaccounting and Other Payments.    Payments by the Adviser and/or the Distributor (and their affiliates) to financial intermediaries may include payments for providing recordkeeping services with respect to certain groups of investors in the Portfolios, including Contract owners that allocate contract value indirectly to one or more Portfolios and participants in retirement plans (collectively referred to as “subaccounting” and Contract owners and participants, “investors”). The subaccounting services typically include: (i) maintenance of master accounts with the Trust (e.g., insurance company separate accounts investing in the Trust); (ii) tracking, recording and transmitting net purchase and redemption orders for Portfolio shares; (iii) establishing and maintaining investor accounts and records; (iv) recording investor account balances and changes thereto; (v) distributing redemption proceeds and transmitting net purchase payments and arranging for the wiring of funds; (vi) reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Trust; (vii) maintaining and preserving records related to the purchase, redemption and other account activity of investors; (viii) providing statements to investors; (ix) furnishing proxy materials, periodic fund reports, prospectuses and other communications to investors as required; (x) assisting with proxy solicitations on behalf of the Trust, including soliciting and compiling voting instructions from Contract owners; (xi) responding to inquiries from investors about the Portfolios and (xii) providing information in order to assist the Portfolios in their compliance with state securities laws.

In accordance with guidance from the U.S. Department of Labor, retirement and benefit plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the retirement and benefit plans or the investors. This may take the form of recordkeepers passing the fees through to their clients or reducing the clients’ charges by the amount of fees the recordkeeper receives from mutual funds.

Marketing Support Payments.    Payments by the Adviser and/or the Distributor (and their affiliates) to financial intermediaries also may include payments for marketing support services, including: providing periodic and ongoing education and training and support of financial intermediary personnel regarding the Portfolios and the financial planning needs of Contract owners that allocate contract value indirectly to one or more Portfolios, plan participants or other investors who purchase through financial intermediaries; adding the Portfolios to the list of underlying investment options in an insurance company’s variable products; disseminating to financial intermediary personnel information and product marketing materials regarding the Portfolios; explaining to financial intermediaries’ clients the features and characteristics of the Portfolios; conducting due diligence regarding the Portfolios; granting access (in some cases on a preferential basis over other competitors) to sales meetings, sales representatives and management representatives of the financial intermediary; and providing business planning assistance, marketing support, advertising and other services.

Other Payments.    From time to time, the Distributor or the Adviser (or an affiliate) at its expense, may make additional payments to financial intermediaries that sell or provide services in connection with the sale of Portfolio shares. Such payments may include payment or reimbursement to, or on behalf of, financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, as well as conferences or seminars, sales or training programs for financial intermediary representatives and other employees, client entertainment, client and investor events, and

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other financial intermediary-sponsored events, and travel expenses, including lodging incurred by financial intermediary representatives and other employees in connection with training and educational meetings, client prospecting, retention and due diligence trips.

Other compensation or promotional incentives may be offered to the extent not prohibited by federal or state laws or any self-regulatory organization. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s policies and applicable law. These payments may vary depending upon the nature of the event.

Payment Amounts. The payments to financial intermediaries as described above generally are negotiated based on a number of factors including, but not limited to, quality of service, reputation in the industry, ability to attract and retain assets, target markets, customer relationships, and relationship with the Adviser or Distributor or its affiliates. No one factor is determinative of the type or amount of additional compensation to be provided. The amount of these payments, as determined from time to time by the Adviser or Distributor (or an affiliate) in its sole discretion, may be different for different financial intermediaries. The compensation arrangements described in this section are not mutually exclusive, and a single financial intermediary may receive multiple types of compensation. Such payments may be calculated by reference to the gross or net sales by such person, the average net assets of shares held by the customers of such person, the number of accounts of the Portfolios attributable to such person, on the basis of a flat fee or a negotiated lump sum payment for services provided, or otherwise.

The Adviser or the Distributor or its affiliates may enter into additional revenue sharing arrangements or change or discontinue existing arrangements with financial intermediaries at any time without notice. For more specific information about any revenue sharing and/or subaccounting payments made to your financial intermediary, investors should contact their investment professionals.

BROKERAGE ALLOCATION AND OTHER STRATEGIES

Brokerage Commissions

The Portfolios may be charged for securities brokers’ commissions, transfer taxes and similar fees relating to securities transactions. The Adviser seeks to obtain the best net price and execution on all orders placed for the Portfolios, considering all the circumstances. The Adviser may, as appropriate, in the allocation of brokerage business, take into consideration the receipt of research and other brokerage services, consistent with the obligation to seek to obtain best net price and execution.

Investment company securities (including securities of the Underlying Portfolios, but not including securities of the ETFs) generally are purchased directly from the issuer. It is expected that other securities will ordinarily be purchased in the primary markets, whether OTC or listed, and that listed securities may be purchased in the OTC market if that market is deemed the primary market.

Purchases and sales of equity securities on a securities exchange or in the OTC market are effected through brokers who receive compensation for their services. Such compensation varies among different brokers. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of the Portfolios’ portfolio transactions. In the case of securities traded in the foreign and domestic OTC markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is generally no stated brokerage commission paid by a portfolio for a fixed-income security, the price paid by a portfolio to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed commission or mark-up.

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The Adviser may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Adviser. The research services include economic, market, industry and company research material. Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”) and by policies adopted by the Trustees, the Adviser may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts for which it exercises investment discretion and that the services provided by a broker provide the Adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a portfolio for any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

For futures transactions, the selection of a futures broker is generally based on the overall quality of execution and other services provided by the futures broker. The Adviser or its affiliates may choose to execute futures transactions electronically.

The overall reasonableness of commissions paid will be determined by evaluating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, confidentiality, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by the Adviser for the benefit of all accounts for which the responsible party makes investment decisions. As such, research services paid for with the portfolios’ brokerage commissions may not benefit the portfolios, while research services paid for with the brokerage commissions of other clients may benefit the portfolios. The receipt of research services from brokers will tend to reduce the Adviser’s expenses in managing the portfolios.

Securities or other investments held by a Portfolio may also be held by other separate accounts, mutual funds or other accounts for which the Adviser serves as an investment adviser, or held by the Adviser for its own account. Because of different investment objectives or other factors, a particular security or other investment may be bought by the Adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a Portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

When the Adviser deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and to such other accounts or companies. In general, the Adviser, as appropriate, will make allocations among accounts with the same or similar investment objective based upon a variety of factors which may include, among other things, the account’s available cash, investment restrictions, permitted investment techniques, tolerance for risk, tax status, account size, and other relevant considerations. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

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For the fiscal years ended December 31, 2014, December 31, 2015 and December 31, 2016 each portfolio paid the amounts indicated in brokerage commissions. The tables below do not show brokerage commissions paid by the Target 2055 Allocation Portfolio during the fiscal year ended December 31, 2014 because the Target 2055 Allocation Portfolio did not commence operations until May 1, 2015.

FISCAL YEAR ENDED DECEMBER 31, 2014

Portfolio	Brokerage Commissions Paid†
Aggressive Allocation Portfolio	$—
Charter Aggressive Growth Portfolio	$159
Charter Alternative 100 Moderate Portfolio	$694
Charter Conservative Portfolio	$374
Charter Growth Portfolio	$698
Charter Income Strategies Portfolio	$430
Charter Interest Rate Strategies Portfolio	$713
Charter International Moderate Portfolio	$118
Charter Moderate Growth Portfolio	$342
Charter Moderate Portfolio	$524
Charter Multi-Sector Bond Portfolio*	$2,122
Charter Real Assets Portfolio	$221
Charter Small Cap Growth Portfolio*	$392,502
Charter Small Cap Value Portfolio*	$131,105
Conservative Allocation Portfolio	$—
Conservative-Plus Allocation Portfolio	$—
Moderate Allocation Portfolio	$—
Moderate-Plus Allocation Portfolio	$—
Target Allocation 2015 Portfolio	$—
Target Allocation 2025 Portfolio	$—
Target Allocation 2035 Portfolio	$—
Target Allocation 2045 Portfolio	$—

†	Brokerage Commissions may vary significantly from year to year due to a variety of factors, including the type of investments selected by the Sub-adviser(s), changes in transaction costs and market conditions.

*	Includes amounts paid in brokerage commissions by the Portfolio prior to its conversion to a fund of funds on April 18, 2014.

FISCAL YEAR ENDED DECEMBER 31, 2015

Portfolios:	Brokerage Commissions Paid
Aggressive Allocation Portfolio	$—
Charter Aggressive Growth Portfolio	$229
Charter Alternative 100 Moderate Portfolio	$694
Charter Conservative Portfolio	$698
Charter Growth Portfolio	$381
Charter Income Strategies Portfolio	$323
Charter Interest Rate Strategies Portfolio	$426
Charter International Moderate Portfolio	$212
Charter Moderate Growth Portfolio	$592
Charter Moderate Portfolio	$573
Charter Multi-Sector Bond Portfolio	$—
Charter Real Assets Portfolio	$272

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Portfolios:	Brokerage Commissions Paid
Charter Small Cap Growth Portfolio	$—
Charter Small Cap Value Portfolio	$—
Conservative Allocation Portfolio	$—
Conservative Plus Allocation Portfolio	$—
Moderate Allocation Portfolio	$—
Moderate Plus Allocation Portfolio	$—
Target 2015 Allocation Portfolio	$—
Target 2025 Allocation Portfolio	$—
Target 2035 Allocation Portfolio	$—
Target 2045 Allocation Portfolio	$—
Target 2055 Allocation Portfolio	$—

FISCAL YEAR ENDED DECEMBER 31, 2016

Portfolios:	Brokerage Commissions Paid
Aggressive Allocation Portfolio	$—
Charter Aggressive Growth Portfolio	$237
Charter Alternative 100 Moderate Portfolio	$1,086
Charter Conservative Portfolio	$416
Charter Growth Portfolio	$45
Charter Income Strategies Portfolio	$170
Charter Interest Rate Strategies Portfolio	$185
Charter International Moderate Portfolio	$592
Charter Moderate Growth Portfolio	$146
Charter Moderate Portfolio	$114
Charter Multi-Sector Bond Portfolio	$—
Charter Real Assets Portfolio	$252
Charter Small Cap Growth Portfolio	$—
Charter Small Cap Value Portfolio	$—
Conservative Allocation Portfolio	$—
Conservative Plus Allocation Portfolio	$—
Moderate Allocation Portfolio	$—
Moderate Plus Allocation Portfolio	$—
Target 2015 Allocation Portfolio	$—
Target 2025 Allocation Portfolio	$—
Target 2035 Allocation Portfolio	$—
Target 2045 Allocation Portfolio	$—
Target 2055 Allocation Portfolio	$—

Brokerage Transactions with Affiliates

To the extent permitted by law and in accordance with procedures established by the Board, the Trust may engage in brokerage transactions with brokers that are affiliates of the Adviser or its affiliates, including Sanford C. Bernstein & Co., LLC, sub-advisers, brokers who are affiliates of such sub-advisers, or unaffiliated brokers who trade or clear through affiliates of the Adviser or sub-advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with brokers that are affiliates of the Adviser or sub-advisers or their respective affiliates unless pursuant to an exemptive order from the SEC. The Trust relies on exemptive relief from the SEC that permits a portion of a portfolio that has multiple portions advised by different sub-advisers and/or the Adviser to engage in principal and brokerage transactions with a sub-adviser (or an affiliate of that sub-adviser) to another portion of the same portfolio, subject to certain conditions. The Trust has adopted procedures,

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prescribed by the 1940 Act and the rules thereunder, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Adviser and brokers that are affiliates of a sub-adviser to a portfolio for which that sub-adviser provides investment advice do not exceed the usual and customary broker’s commission. In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, under applicable securities law the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Adviser or sub-advisers or their respective affiliates.

For fiscal years ended December 31, 2016 and December 31, 2015, none of the Portfolios paid amounts to affiliated broker-dealers of the Adviser or Distributor. For the fiscal year ended December 31, 2014, the following Portfolios paid the following amounts to the affiliated broker-dealers of the Adviser or Distributor.

FISCAL YEAR ENDED DECEMBER 31, 2014

Portfolio	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid†	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based on Dollar Amounts)
Charter Small Cap Growth Portfolio*	Sanford Bernstein & Co	$47	0.01%	0.01%
Charter Small Cap Growth Portfolio*	Citation Financial Group (BIDS)	$177	0.05%	0.23%

†	Brokerage commissions may vary significantly from year to year due to a variety of factors, including the type of investments selected by the Sub-adviser(s), changes in transaction costs and market conditions.

*	Reflects amounts paid in brokerage commissions by the Portfolio prior to its conversion to a fund of funds on April 18, 2014.

Brokerage Transactions Relating to Research Services

For the fiscal year ended December 31, 2016, none of the Portfolios directed portfolio transactions to broker-dealers that also provided research services.

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the Trust’s Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each Portfolio to the Adviser as its investment manager. To the extent a proxy proposal is presented with respect to an Underlying Portfolio, whether or not the proposal would present an issue as to which the Adviser could be deemed to have a conflict of interest, the Adviser will vote shares held by the related Portfolio it manages either for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which the Underlying Portfolio’s other shareholders have voted. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Trust’s website at http://www.axa-equitablefunds.com (go to “AXA Premier VIP Trust Portfolios” and click on “Proxy Voting Records”) and (ii) on the SEC’s website at http://www.sec.gov. See Appendix C to this SAI for the Trust’s Proxy Voting Policies and Procedures.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The Trust will offer and sell its shares for cash or securities based on each Portfolio’s net asset value per share, which will be determined in the manner set forth below. Shares of a Portfolio will be issued to a shareholder upon receipt of such consideration.

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The net asset value of the shares of each class of each Portfolio will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day, as defined below. The net asset value per share of each class of a Portfolio will be computed by dividing the sum of the investments held by that Portfolio applicable to that class, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the Portfolio at such time. All expenses borne by the Trust and each of its classes will be accrued daily.

The net asset value per share of each Portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the 1940 Act:

•

The assets belonging to each Portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular Portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) “General Items,” if any, allocated to that Portfolio. “General Items” include any assets, income, earnings, profits, and proceeds thereof, funds, or payments that are not readily identifiable as belonging to any particular portfolio. General Items will be allocated as the Board considers fair and equitable.

•

The liabilities belonging to each Portfolio will include (i) the liabilities of the Trust in respect of that Portfolio, (ii) all expenses, costs, charges and reserves attributable to that Portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Portfolio which have been allocated as the Board considers fair and equitable.

The value of each Portfolio is normally determined at the close of business on each “business day.” Generally, this would be at the close of regular trading on the New York Stock Exchange (“NYSE”) on days the NYSE is open for trading (usually 4:00 p.m. Eastern time). In the event of an emergency or other disruption in trading on the NYSE, the value of each Portfolio would still normally be determined as of 4:00 p.m. Eastern time. The NYSE is closed on New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The Board has approved pricing procedures governing the method by which Portfolio securities are valued for purposes of determining the net asset values for the Portfolios. While the Board has primary responsibility to shareholders for ensuring that appropriate valuation methods are used to value the assets of the Trust, the Board has delegated certain valuation functions for the Portfolios to the Administrator. The Portfolios may rely on pricing services or broker quotes to obtain the current market value of securities for which market quotations are readily available. Accordingly, the pricing procedures authorize the Administrator to engage the services of one or more independent pricing services approved by the Board to assist in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Administrator monitors the performance of these services on an ongoing basis.

Generally, the assets of each Portfolio and each Underlying Portfolio that is managed by the Adviser are valued as follows:

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Stocks listed on national securities exchanges (including securities issued by ETFs) are valued at the last sale price or official closing price, or, if there is no sale or official closing price, at the latest available bid price provided by a pricing service. Securities listed on the Nasdaq Stock Market will be valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day or official closing price, at a bid price estimated by a broker.

•	Foreign securities not traded directly, or in ADRs or similar form, in the U.S. are valued at most recent sales or bid price from the primary exchange in the currency of the country of origin. Foreign

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currency is converted into U.S. dollar equivalent at current exchange rates. Because foreign securities sometimes trade on days when a Portfolio’s shares are not priced, the value of the Portfolio’s investment that includes such securities may change on days when shares of the Portfolio cannot be purchased or redeemed.

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U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such securities are valued at a bid price estimated by a broker.

•

Convertible preferred stocks listed on national securities exchanges or included on the Nasdaq Stock Market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

•

Convertible bonds, and unlisted convertible preferred stocks, are valued at prices obtained from a pricing service for such instruments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

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Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

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Exchange traded options are valued at their last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

•	Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

•	Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

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Repurchase agreements and reverse repurchase agreements are valued at original cost (par) plus accrued interest. Other pricing methods may be utilized such as amortized cost depending on the features of the instrument.

•	Swaps are valued utilizing prices provided by an approved pricing service.

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Shares of the Underlying Portfolios held by the Portfolios, as well as shares of open-end mutual funds (other than ETFs) held by a portfolio, will be valued at the net asset value of the shares of such funds as described in the fund’s prospectuses.

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Securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith under the direction of the Board. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market.

Pricing services may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specified inputs and assumptions. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Pricing services generally value fixed-income securities

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assuming orderly transactions of an institutional round lot size, but a Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Portfolio’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

To assist the Board with its pricing responsibilities, the Trust’s Valuation Committee evaluates pricing services for selection by the Board and monitors pricing service reliability and price quality. In this connection, the Valuation Committee, with the assistance of the Administrator, conducts ongoing monitoring and oversight of each pricing service. In certain instances, the Valuation Committee may determine that a reported valuation is unreliable, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation. When such circumstances arise, the Administrator is responsible for coordinating with the pricing services, the Valuation Committee and, when applicable, the various sub-advisers to facilitate valuation.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The Valuation Committee determines the value of any of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by a fair valuation method adopted by the Trust’s Board that relies on other available pricing inputs. As such, fair value pricing is based on subjective judgments and it is possible that the valuations reached may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s net asset value by those traders.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust’s financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

Redemptions In Kind

The Trust’s organizational documents provide that it may redeem its shares in kind. The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Trust at the beginning of such period. If shares are redeemed through a distribution of assets of the Trust, the recipient would incur brokerage commissions upon the sale of such securities.

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The Trust also reserves the right to redeem its shares in kind under appropriate circumstances, such as in connection with transactions involving the substitution of shares of one Portfolio (the replacement portfolio) for shares of another Portfolio (the replaced portfolio) held by insurance company separate accounts to fund Contracts.

TAXATION

Each Portfolio is treated for federal tax purposes as a separate corporation. The Trust intends that each portfolio will continue to qualify each taxable year to be treated as, a “regulated investment company” under Subchapter M of Chapter 1, Subtitle A of the Code (“RIC”). By doing so, a Portfolio (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

To qualify or continue to qualify for treatment as a RIC, a Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains (without regard to losses) from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Qualifying Income”), and (b) net income from an interest in a “qualified publicly traded partnership” (defined below) (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Portfolio’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs (collectively, “Qualifying Assets”), and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Portfolio controls (by owning 20% or more of their voting power) that are determined to be engaged in the same, similar or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively “Subchapter M Diversification Requirements” and together, with the Income Requirement, “Other Requirements”). A QPTP is defined as a “publicly traded partnership” (generally, a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial equivalent thereof)”) other than a partnership at least 90% of the gross income of which consists of Qualifying Income.

If a Portfolio failed to qualify for treatment as a RIC for any taxable year — either (1) by failing to satisfy the Distribution Requirement, even if it satisfied all the Other Requirements, or (2) by failing to satisfy any one or more of the Other Requirements and was unable, or determined not to, avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of the Other Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements — (a) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (b) each insurance company separate account invested in the Portfolio would fail to satisfy the diversification requirements described below, with the result that the Contracts supported by each such account would no longer be eligible for tax deferral, and (c) all distributions out of the Portfolio’s earnings and profits, including distributions of net capital gain would be taxable to its shareholders as dividends (i.e., ordinary income) (except that, for individual and certain other

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non-corporate shareholders, the part thereof that is “qualified dividend income” would be subject to federal income tax at the rates for net capital gain — a maximum of 15% for a single shareholder with taxable income not exceeding $418,400 ($470,700 for married shareholders filing jointly) and 20% for those non-corporate shareholders with taxable income exceeding those respective amounts, which apply for 2017); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Subchapter L of Chapter 1, Subtitle A of the Code (“Subchapter L”) requires that each separate account in which Contract premiums are invested be “adequately diversified” (as described in the next paragraph). If a Portfolio satisfies certain requirements regarding the types of shareholders it has and the availability of its shares, which each Portfolio intends to continue to do, then such a separate account will be able to “look through” that Portfolio, and in effect treat a pro rata portion of the Portfolio’s assets as the account’s assets, for purposes of determining whether the account is diversified. Moreover, if an Underlying Portfolio (each of which is treated as a RIC) in which a Portfolio invests also satisfies those share requirements, a separate account investing in that Portfolio will effectively treat a pro rata portion of the Underlying Portfolio’s assets as its own for those purposes. The same treatment will not apply, however, with respect to any ETF (even one that also is treated as a RIC), in which a Portfolio invests, which instead will be treated for those purposes as a single investment.

Because the Trust is used to fund Contracts, each Portfolio and Underlying Portfolio must meet the diversification requirements imposed by Subchapter L on insurance company separate accounts (which are in addition to the Subchapter M Diversification Requirements) or those Contracts will fail to qualify as life insurance policies or annuity contracts. In general, for a Portfolio to meet the diversification requirements of Subchapter L, Treasury regulations require that, except as permitted by the “safe harbor” described below, no more than 55% of the total value of its assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. Generally, for these purposes, all securities of the same issuer are treated as a single investment. Furthermore, the Code provides that each U.S. Government agency or instrumentality is treated as a separate issuer. Subchapter L provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Subchapter M Diversification Requirements are satisfied and no more than 55% of the value of the account’s total assets are Qualifying Assets. Compliance with the regulations is tested on the last day of each calendar year (which is each Portfolio’s taxable year) quarter. If a Portfolio has satisfied those requirements for the first quarter of its first taxable year, it will have a 30-day period after the end of each subsequent quarter in which to cure any non-compliance.

Many technical rules govern the computation of a Portfolio’s, Underlying Portfolio’s or ETF’s investment company taxable income (or income and deductions, in the case of an ETF that is a grantor trust and not a RIC, such as an ETF that invests primarily in commodities) and net capital gain. (As used in the balance of this “Taxation” section, the word “Portfolio” includes each Underlying Portfolio and each ETF that is treated as a RIC.) For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

A Portfolio that invests in foreign securities or currencies may be subject to foreign taxes that could reduce its investment performance.

Each Portfolio may invest in the stock of PFICs if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain from disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the Portfolio distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

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If a Portfolio invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement), even if the QEF does not distribute those earnings and gain to the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Each Portfolio may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of a PFIC’s stock over a Portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, a Portfolio also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Portfolio included in income for prior taxable years under the election. A Portfolio’s adjusted basis in each PFIC’s stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

Certain Portfolios may acquire (1) zero coupon bonds issued with OID, (2) payment-in-kind bonds, and/or (3) inflation-indexed securities, on which principal is adjusted based on changes in the Consumer Price Index. A Portfolio must include in its gross income the OID that accrues on OID securities, bonds it receives as “interest” on payment-in-kind bonds, and the amount of any principal increases on inflation-indexed securities, during the taxable year, even if it receives no corresponding payment on them during the year. Because a Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement, it might be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from a Portfolio’s cash assets or, if necessary, from the proceeds of sales of its Portfolio securities. A Portfolio might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Each Portfolio operates under a “fund of funds” structure, under which it invests in securities issued by, among other things, one or more Underlying Portfolios (see the section of this SAI entitled “Investment Strategies and Risks”). Accordingly, each Portfolio’s income will consist of distributions from the Underlying Portfolio(s) in which it invests and net gains realized from the disposition of Underlying Portfolio shares. If an Underlying Portfolio qualifies for treatment as a RIC — each has done so for each of its past taxable years — (1) dividends paid to a Portfolio from the Underlying Portfolio’s investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to the Portfolio as ordinary income to the extent of the Underlying Portfolio’s earnings and profits and (2) distributions paid to a Portfolio from the Underlying Portfolio’s net capital gain will be taxable to the Portfolio as long-term capital gains, regardless of how long the Portfolio has held the Underlying Portfolio’s shares. (As noted above, the Portfolio will be able to avoid having to pay entity-level federal income tax on these dividends and other distributions by distributing the amount thereof to its shareholders.) If a Portfolio purchases shares of an Underlying Portfolio at a loss (whether pursuant to a rebalancing of the Portfolio’s portfolio or otherwise), all or a part of the loss will not be deductible by the Portfolio and instead will increase its basis in the newly purchased shares.

OTHER INFORMATION

Delaware Statutory Trust.    The Trust is an entity of the type commonly known as a Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a Portfolio could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a Portfolio. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the Portfolios) and

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requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a Portfolio’s property for all losses and expenses of any Portfolio shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which a Portfolio itself would be unable to meet its obligations, a possibility that FMG LLC believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Trustees intend to conduct the operations of the Portfolios in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolios.

Classes of Shares.     Each AXA Allocation Portfolio and the Target 2015 Allocation Portfolio and Target 2025 Allocation Portfolio consist of Class A shares, Class B shares and Class K shares. The Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio consist of Class B shares and Class K shares only. Each Charter Allocation Portfolio (except for the Charter Multi-Sector Bond Portfolio, Charter Small Cap Growth Portfolio and Charter Small Cap Value Portfolio) consists of Class B shares only. The Charter Multi-Sector Bond Portfolio, Charter Small Cap Growth Portfolio and Charter Small Cap Value Portfolio consists of Class A shares, Class B shares and Class K shares. A share of each class of a Portfolio represents an identical interest in that Portfolio’s investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Portfolios will affect the performance of those classes. Each share of a Portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Portfolio. However, to the extent expenses of the classes differ, dividends and liquidation proceeds on Class A, Class B and Class K shares will differ.

Voting Rights.    Shareholders of each Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the series of the Trust as a group may elect all of the Trustees of the Trust. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law. In accordance with current laws, it is anticipated that an insurance company issuing a Contract that participates in a Portfolio will request voting instructions from Contract owners and will vote shares or other voting interests in the insurance company’s separate account in proportion to the voting instructions received. The Board of Trustees may, without shareholder approval unless such approval is required by applicable law, cause any one or more series or classes of the Trust to merge or consolidate with or into any one or more other series or classes of the Trust, one or more other trusts, partnerships or corporations.

Shareholder Meetings.    The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the Trust.

Class-Specific Expenses.    Each Portfolio may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable.

Availability of Net Asset Values. Each business day, the Portfolios’ net asset values are transmitted electronically to shareholders (e.g., insurance companies, tax qualified-retirement plans and other eligible investors) and/or are available to shareholders upon request.

Additional Information.    No Portfolio is sponsored, endorsed, sold or promoted by any third party involved in, or related to, compiling, computing or creating any index. No third party index provider

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makes any representation or warranty, express or implied, to the issuer or owners of the Portfolios or any other person or entity regarding the advisability of investing in investment companies generally or in the Portfolios particularly or the ability of any index to track corresponding stock market performance. Indexes are determined, composed and calculated by third parties without regard to any Portfolio or the issuer or owners of a Portfolio or any other person or entity. No third party index provider has any obligation to take the needs of the issuer or owners of the Portfolios or any other person or entity into consideration in determining, composing or calculating indexes. Further, no third party index provider has any obligation or liability to the issuer or owners of the Portfolios or any other person or entity in connection with the administration, marketing or offering of the Portfolios.

Third party index providers shall obtain information for inclusion in or for use in the calculation of indexes from sources that the third party index providers consider reliable, none of the third parties warrant or guarantee the originality, accuracy and/or the completeness of any index or any data included therein. None of the third party index providers make any warranty, express or implied, as to results to be obtained by the issuer of the Portfolios, owners of the Portfolios, or any other person or entity, from the use of any index or any data included therein. None of the third party index providers shall have any liability for any errors, omissions or interruptions of or in connection with any index or any data included therein. Further, none of the third party index providers make any express or implied warranties of any kind, and the third party index providers hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each index and any data included therein. Without limiting any of the foregoing, in no event shall any of the third party index providers have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

OTHER SERVICES

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, New York 10017, serves as the Trust’s independent registered public accounting firm. PwC is responsible for auditing the annual financial statements of the Trust.

Custodian

JPMorgan Chase Bank (“Chase”), 4 New York Plaza, Floor 15, New York, New York 10004-2413, serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the custody agreement between the Trust and Chase, Chase maintains cash, securities and other assets of the Portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Transfer Agent

AXA Equitable serves as the transfer agent and dividend disbursing agent for the Trust. AXA Equitable receives no additional compensation for providing such services to the Trust. Services provided by AXA Equitable include, but are not limited to, the following: (i) maintenance of master accounts with the Trust (e.g., insurance company separate accounts investing in the Trust); (ii) tracking, recording and transmitting net purchase and redemption orders for Portfolio shares; (iii) establishing and maintaining investor accounts and records; (iv) recording investor account balances and changes thereto; (v) distributing redemption proceeds and transmitting net purchase payments and arranging for the wiring of funds; (vi) reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Trust; (vii) maintaining and preserving records related to the purchase, redemption and other account activity of investors; (viii) providing statements to investors; (ix) furnishing proxy materials, periodic fund reports, prospectuses and other communications to investors as

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required; (x) assisting with proxy solicitations on behalf of the Trust, including soliciting and compiling voting instructions from Contract owners; (xi) responding to inquiries from investors about the Portfolios; and (xii) providing information in order to assist the Portfolios in their compliance with state securities laws.

Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006, serves as counsel to the Trust.

Morgan, Lewis & Bockius LLP, One Federal Street, Boston, Massachusetts 02110, serves as counsel to the Independent Trustees of the Trust.

FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended December 31, 2016, including the financial highlights, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and appear in the Trust’s Annual Report to Shareholders, filed electronically with the SEC on March 6, 2017 (File No. 811-10509), and are incorporated by reference and made a part of this document.

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APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor’s ratings are as follows:

•	A-1 is the highest rating and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong or, where the obligation is rated A-1+, extremely strong.

•

Issues or issuers rated A-2 are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories; however, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

•

Issues or issuers rated A-3 exhibit adequate protection parameters. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

•

Issues or issuers rated B are regarded as having significant speculative characteristics. The obligor of a B-rated short-term obligation currently has the capacity to meet its financial commitment on the obligation but faces major ongoing uncertainties which could lead to its inadequate capacity to meet its financial commitment on the obligation. Ratings of B-1, B-2 and B-3 are assigned to indicate finer distinctions within the “B” category, with an obligor of a B-1 obligation having the strongest capacity, and an obligor of a B-3 obligation having the weakest capacity, to meet its financial commitments over the short-term compared to other speculative-grade obligors.

•

Issues or issuers rated C are currently vulnerable to nonpayment. The obligor of a C-rated short-term obligation is dependent upon favorable business, financial and economic conditions to meet its financial commitment on the obligation.

•

The D rating is used when a short-term obligation is in payment default or upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty.

Moody’s ratings are as follows:

•	The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s. Issues or issuers rated Prime-1 have a superior ability to repay short-term obligations.

•	Issues or issuers rated Prime-2 (P-2) have a strong ability to repay short-term obligations.

•	Issues or issuers rated Prime-3 (P-3) have an acceptable ability to repay short-term obligations.

•	Issues or issuers rated Not Prime (NP) do not fall within any of the above Prime rating categories.

Fitch’s ratings are as follows:

•

Issues or issuers rated F1 exhibit the highest short-term credit quality and strongest intrinsic capacity for timely payment of financial commitments. Issues or issuers with any exceptionally strong credit feature may be rated F1+.

•	Issues or issuers rated F2 exhibit good short-term credit quality and good intrinsic capacity for timely payment of financial commitments.

•	Issues or issuers rated F3 exhibit fair short-term credit quality and an adequate intrinsic capacity for timely payment of financial commitments.

•

Issues or issuers rated B exhibit speculative short-term credit quality with a minimal capacity for timely repayment of financial commitments, plus a heightened vulnerability to near-term adverse changes in financial and economic conditions.

•	Issues or issuers rated C exhibit high short-term default risk, and default is a real possibility.

•	RD typically applies to entities only and indicates that the entity has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.

•	D indicates a broad-based default event for an entity or the default of a specific short-term obligation.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be “investment grade” if they are in one of the top four ratings.

Standard & Poor’s ratings are as follows:

•	Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

•	The obligor of a bond rated AA has a very strong capacity to meet its financial commitment on the obligation.

•

The obligor of a bond rated A has a strong capacity to meet its financial commitment on the obligation. Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

•

Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

•

Bonds rated BB, B, CCC, CC or C are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

•	Bonds rated D are in payment default. This rating is also used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s ratings are as follows:

•	Bonds which are rated Aaa are judged to be of the best quality, subject to the lowest level of credit risk.

•	Bonds which are rated Aa are judged to be of high quality and are subject to very low credit risk.

•	Bonds which are rated A are to be considered as upper medium grade obligations and are subject to low credit risk.

•	Bonds which are rated Baa are considered as medium grade obligations, are subject to moderate credit risk and may possess certain speculative characteristics.

•	Bonds which are rated Ba are judged to be speculative and are subject to substantial credit risk.

•	Bonds which are rated B are considered speculative and subject to high credit risk.

•	Bonds which are rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.

•	Bonds which are rated Ca represent obligations which are highly speculative. Such issues are likely in, or very near, default, with some prospect of recovery of principal and interest.

•	Bonds which are rated C are the lowest class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies modifiers to each rating classification from Aa through Caa to indicate relative ranking within its rating categories. The modifier “1” indicates that a security ranks in the higher end of its rating category, the modifier “2” indicates a mid-range ranking and the modifier “3” indicates that the issue ranks in the lower end of its rating category.

Fitch ratings are as follows:

•

AAA — This is the highest rating assigned by Fitch, denoting the lowest expectation of default risk relative to other issues or issuers. This rating is assigned only to issues or issuers with an exceptionally strong capacity for payment of financial commitments that is highly unlikely to be adversely affected by foreseeable events.

•

AA — This rating is assigned to issues or issuers that present very low default risk and have a very strong capacity for payment of financial commitments that is not significantly vulnerable to foreseeable events.

•

A — This rating is assigned to issues or issuers that present a low default risk and have a strong capacity for payment of financial commitments; however, this capacity may be more vulnerable to adverse business or economic conditions than higher rated issues or issuers.

•

BBB — This rating indicates expectations of default risk are currently low. Issues or issuers assigned this rating have an adequate capacity for payment of financial commitments; however, adverse business or economic conditions are more likely to impair this capacity.

•	BB — This rating indicates an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

•

B — This rating indicates a material default risk is present but a limited margin of safety remains. Financial commitments are being met but the capacity for continued payment is vulnerable to deterioration in the business and economic environment.

•	CCC — This rating is assigned to issues or issuers with a substantial credit risk, and default is a real possibility.

•	CC — This rating is assigned to issues or issuers with very high levels of credit risk, and default of some kind appears probable.

•	C — This rating is assigned to issues or issuers with exceptionally high levels of credit risk, and default is imminent or inevitable, or the issuer is in standstill.

•

RD — This rating indicates that, in Fitch’s opinion, an issuer has experienced an uncured default but has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and has not otherwise ceased business.

•

D — This rating indicates that, in Fitch’s opinion, an issuer has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or has otherwise ceased business.

PLUS (+) or MINUS (-) — The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

APPENDIX B

AXA PREMIER VIP TRUST

Information as of December 31, 2016

AXA ALLOCATION PORTFOLIOS AXA CHARTER ALLOCATION PORTFOLIOS AXA TARGET ALLOCATION PORTFOLIOS AXA EQUITABLE FUNDS MANAGEMENT GROUP, LLC (“ADVISER”)
Presented below for each portfolio manager is the
number of other  accounts of the Adviser managed by
the portfolio manager and the total assets in the
accounts managed within each category as of
	December 31, 2016						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	Number of Accounts	Total Assets
AXA CONSERVATIVE ALLOCATION PORTFOLIO
Kenneth T. Kozlowski	116	$146.43 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$146.43 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$87.40 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Kenneth T. Kozlowski	116	$146.37 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$146.37 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$87.35 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
AXA MODERATE ALLOCATION PORTFOLIO
Kenneth T. Kozlowski	116	$139.76 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$139.76 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$80.74 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
AXA MODERATE-PLUS ALLOCATION PORTFOLIO
Kenneth T. Kozlowski	116	$138.45 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$138.45 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$79.43 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
AXA AGGRESSIVE ALLOCATION PORTFOLIO
Kenneth T. Kozlowski	116	$144.55 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$144.55 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$85.53 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A

AXA ALLOCATION PORTFOLIOS AXA CHARTER ALLOCATION PORTFOLIOS AXA TARGET ALLOCATION PORTFOLIOS AXA EQUITABLE FUNDS MANAGEMENT GROUP, LLC (“ADVISER”)
Presented below for each portfolio manager is the
number of other  accounts of the Adviser managed by
the portfolio manager and the total assets in the
accounts managed within each category as of
	December 31, 2016						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	Number of Accounts	Total Assets
TARGET 2015 ALLOCATION PORTFOLIO
Kenneth T. Kozlowski	116	$147.73 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.73 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.70 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.35 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
TARGET 2025 ALLOCATION PORTFOLIO
Kenneth T. Kozlowski	116	$147.65 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.65 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.62 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.27 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
TARGET 2035 ALLOCATION PORTFOLIO
Kenneth T. Kozlowski	116	$147.68 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.68 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.66 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.30 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
TARGET 2045 ALLOCATION PORTFOLIO
Kenneth T. Kozlowski	116	$147.71 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.71 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.68 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.33 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
TARGET 2055 ALLOCATION PORTFOLIO
Kenneth T. Kozlowski	116	$147.77 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.77 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.75 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.40 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

AXA ALLOCATION PORTFOLIOS AXA CHARTER ALLOCATION PORTFOLIOS AXA TARGET ALLOCATION PORTFOLIOS AXA EQUITABLE FUNDS MANAGEMENT GROUP, LLC (“ADVISER”)
Presented below for each portfolio manager is the
number of other  accounts of the Adviser managed by
the portfolio manager and the total assets in the
accounts managed within each category as of
	December 31, 2016						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	Number of Accounts	Total Assets
CHARTER CONSERVATIVE PORTFOLIO
Kenneth T. Kozlowski	116	$147.76 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.76 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.73 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.38 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
CHARTER MODERATE PORTFOLIO
Kenneth T. Kozlowski	116	$147.76 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.76 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.74 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.38 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
CHARTER MODERATE GROWTH PORTFOLIO
Kenneth T. Kozlowski	116	$147.76 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.76 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.74 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.38 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
CHARTER GROWTH PORTFOLIO
Kenneth T. Kozlowski	116	$147.77 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.77 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.75 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.39 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
CHARTER AGGRESSIVE GROWTH PORTFOLIO
Kenneth T. Kozlowski	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.75 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.40 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

AXA ALLOCATION PORTFOLIOS AXA CHARTER ALLOCATION PORTFOLIOS AXA TARGET ALLOCATION PORTFOLIOS AXA EQUITABLE FUNDS MANAGEMENT GROUP, LLC (“ADVISER”)
Presented below for each portfolio manager is the
number of other  accounts of the Adviser managed by
the portfolio manager and the total assets in the
accounts managed within each category as of
	December 31, 2016						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	Number of Accounts	Total Assets
CHARTER INTERNATIONAL MODERATE PORTFOLIO
Kenneth T. Kozlowski	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.75 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.40 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
CHARTER INCOME STRATEGIES PORTFOLIO
Kenneth T. Kozlowski	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.75 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.40 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
CHARTER INTEREST RATE STRATEGIES PORTFOLIO
Kenneth T. Kozlowski	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.75 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.40 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
CHARTER REAL ASSETS PORTFOLIO
Kenneth T. Kozlowski	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.75 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.40 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
CHARTER ALTERNATIVE 100 MODERATE PORTFOLIO
Kenneth T. Kozlowski	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.78 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.75 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.40 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

AXA ALLOCATION PORTFOLIOS AXA CHARTER ALLOCATION PORTFOLIOS AXA TARGET ALLOCATION PORTFOLIOS AXA EQUITABLE FUNDS MANAGEMENT GROUP, LLC (“ADVISER”)
Presented below for each portfolio manager is the
number of other  accounts of the Adviser managed by
the portfolio manager and the total assets in the
accounts managed within each category as of
	December 31, 2016						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	Number of Accounts	Total Assets
CHARTER MULTI-SECTOR BOND PORTFOLIO
Kenneth T. Kozlowski	116	$147.58 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.58 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.55 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.20 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
CHARTER SMALL CAP GROWTH PORTFOLIO
Kenneth T. Kozlowski	116	$147.70 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.70 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.67 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.32 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
CHARTER SMALL CAP VALUE PORTFOLIO
Kenneth T. Kozlowski	116	$147.61 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	116	$147.61 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	60	$88.58 Billion	6	$430.21 Million	0	N/A	0	N/A	0	N/A	0	N/A
Miao Hu	55	$65.23 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

AXA EQUITABLE FUNDS MANAGEMENT GROUP, LLC

Description of Any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account, such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive, such as a performance fee account. The Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Portfolio.

In addition, registered investment companies for which Mr. Kozlowski serves as the portfolio manager are generally structured as “funds of funds,” which invest in other registered investment companies for which the Adviser serves as the investment manager and/or in registered investment companies that are exchange-traded funds (“ETFs”). Mr. Kozlowski also serves as a portfolio manager to allocated portions of certain other portfolios (including the Portfolio) that are not currently operated as “funds of funds.” None of these portfolios or allocated portions is subject to an advisory fee that is based on the performance of the portfolio or allocated portion. Given the structure of these portfolios and allocated portions and the absence of performance-based advisory fees, as well as the lack of any impact of portfolio performance on the individual portfolio manager’s compensation as further described below, Mr. Kozlowski is not, as a general matter and in relation to these portfolios or allocated portions, subject to the potential conflicts of interest that may arise in connection with his management of the allocated portion of the Portfolio, on the one hand, and the other portfolios and allocated portions, on the other, such as material conflicts in the investment strategies or allocation of investment opportunities.

Compensation for the fiscal year completed December 31, 2016

Because Mr. Kozlowski, Mr. Chan and Mr. Poutas serve as officers and employees of the Adviser, and their role is not limited to serving as the portfolio manager of the portfolios and other accounts managed by them, their compensation is based on the Adviser’s compensation program as it applies to the firm’s officers in general. The Adviser’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation, granted in the form of stock options, restricted stocks, and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Securities of the Portfolio as of December 31, 2016

AXA CONSERVATIVE ALLOCATION PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001- $1,-00,000	over $1,000,000
Kenneth T. Kozlowski			X
Alwi Chan	X
Xavier Poutas	X
AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001- $1,-00,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
AXA MODERATE ALLOCATION PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001- $1,-00,000	over $1,000,000
Kenneth T. Kozlowski			X
Alwi Chan	X
Xavier Poutas	X

AXA MODERATE-PLUS ALLOCATION PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001- $1,-00,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
AXA AGGRESSIVE ALLOCATION PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001- $1,-00,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
TARGET 2015 ALLOCATION PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001- $1,-00,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
TARGET 2025 ALLOCATION PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001- $1,-00,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
TARGET 2035 ALLOCATION PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001- $1,-00,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
TARGET 2045 ALLOCATION PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001- $1,-00,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
TARGET 2055 ALLOCATION PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
CHARTER CONSERVATIVE PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X

CHARTER MODERATE PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
CHARTER MODERATE GROWTH PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
CHARTER GROWTH PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
CHARTER AGGRESSIVE GROWTH PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
CHARTER INTERNATIONAL MODERATE PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
CHARTER INCOME STRATEGIES PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
CHARTER INTEREST RATE STRATEGIES PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X

CHARTER REAL ASSETS PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
CHARTER ALTERNATIVE 100 MODERATE PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
CHARTER MULTI-SECTOR BOND PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
CHARTER SMALL CAP GROWTH PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X
CHARTER SMALL CAP VALUE PORTFOLIO
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X
Alwi Chan	X
Xavier Poutas	X
Miao Hu	X

APPENDIX C

AXA PREMIER VIP TRUST

PROXY VOTING POLICIES AND PROCEDURES

I.    Trust’s Policy Statement

AXA Premier VIP Trust (the “Trust”) is firmly committed to ensuring that proxies relating to the Trust’s portfolio securities are voted in the best interests of the Trust. The following procedures have been established to implement the Trust’s proxy voting program.

II.    Trust’s Proxy Voting Program

AXA Equitable Funds Management Group, LLC (“FMG LLC”) serves as the investment manager of the Trust’s portfolios. The Trust has delegated proxy voting responsibility to FMG LLC. FMG LLC shall vote proxies in the same proportion as the vote of all other security holders with respect to proxies of any affiliated mutual funds (echo vote). With respect to the Trust’s Portfolios’ investments in the shares of unaffiliated mutual funds and exchange traded funds (“ETFs”), it is anticipated that there will be a limited set of circumstances under which proxy votes would occur. Unless otherwise noted the proxy voting guidelines detailed below relate to investments in unaffiliated mutual funds and ETFs.

III.    General Guidelines

The following guidelines generally will apply when voting proxies:

1. All decisions when voting proxies will be made by FMG LLC’s Investment Services Team (“IST”) in the best interest of the Trust.

2. FMG LLC’s policy is to vote rather than abstain from voting on proxies. FMG LLC will vote against ballot issues where FMG LLC has not received sufficient information to make an informed decision.

3. FMG LLC provides clients with a copy of these procedures upon request and a description of these procedures is included in FMG LLC’s Form ADV, Part II.

4. Any potential conflicts of interest associated with voting proxies will be disclosed and reviewed by the Trust’s Chief Compliance Officer or other member of the Legal and Compliance Department.

5. FMG LLC will cast votes in a manner consistent with any applicable rule or regulation of the United States Securities and Exchange Commission

IV.    FMG LLC’s Proxy Voting Policies and Procedures

FMG LLC will be required to maintain proxy voting policies and procedures that satisfy the following elements:

A.    Written Policies and Procedures:    FMG LLC must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and must provide to the Trust copies of such policies and procedures.

B.    Conflicts of Interest:    If any material conflict of interest is found to exist, FMG LLC Compliance will exclude anyone at FMG LLC from participating in the voting decision who is subject to such conflict.

C-1

Potential Conflicts of Interest Include:

•	Portfolio Managers owning shares of unaffiliated mutual funds or ETFs that are also held in the Portfolios of the Trust.
•

AXA Equitable Life Insurance Company (“AXA Equitable”) holding investments in unaffiliated mutual funds or ETFs that are also held in the Portfolios of the Trust. It is possible that FMG LLC may vote differently than AXA Equitable.

C.    Voting Guidelines: The following are examples of the types of proxies and voting protocol generally anticipated:

Proposals Usually Voted For:

•	Annual election of mutual fund trustees

Proposals Usually Voted Against:

•	Fee increases
•	Investment strategy changes or fund mergers that impact FMG LLC’s asset allocation models

FMG LLC may engage a proxy voting service to seek recommendations as deemed necessary.

D.    Record Retention and Inspection: FMG LLC’s IST is responsible for maintaining all documentation associated with voting proxies activities. FMG LLC’s Compliance will be responsible for verifying that such documentation is properly maintained in accordance with the Trust’s procedures and applicable laws and regulations.

V.    Disclosure of Trust’s Proxy Voting Policies and Procedures and Voting Record

FMG LLC, on behalf of the Trust, will take reasonable steps as necessary to seek to ensure that the Trust complies with all applicable laws and regulations relating to disclosure of the Trust’s proxy voting policies and procedures and its proxy voting record. FMG LLC (including, at its option, through third-party service providers) will maintain a system that is reasonably designed to ensure that the actual proxy voting record of the Trust’s portfolio securities are collected, processed, filed with the Securities and Exchange Commission and made available to the Trust’s shareholders as required by applicable laws and regulations.

VI.    Reports to Trust’s Board of Trustees

FMG LLC will periodically (but no less frequently than annually) report to the Board of Trustees with respect to the Trust’s implementation of its proxy voting program, including summary information with respect to the proxy voting record of the Trust’s portfolio securities and any other information requested by the Board of Trustees.

Adopted as of: March 17, 2011

Effective May 1, 2011

Predecessor Procedures of the Investment Manager Adopted: August 6, 2003

Amended December 10, 2014

C-2

APPENDIX D

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

AXA Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of a substantial majority of the Trust’s shares as of March 31, 2017. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

As a “series” type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing separate classes of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements.

To the Trust’s knowledge, as of March 31, 2017, the following persons owned Contracts entitling such persons to give voting instructions regarding more than 25% of the outstanding shares of any Portfolio:

Portfolio	Contract Owner	Shares Beneficially Owned	Percentage Owned
Target 2055 Allocation Portfolio-Class K	BARRETT & ROSS PROF SERVICES PLL PO BOX 387 201 E. MAIN STREET EVERSON, WA 98247-038	23,652.18	55.87%

Charter Small Cap Growth Portfolio-Class A	AXA/EQUITABLE LIFE INS CO C/O BARBARA GERSTEL 525 WASHINGTON BLVD. 36TH FLOOR JERSEY CITY, NJ 07310	48,590.92	100.00%

Charter Small Cap Growth Portfolio-Class K	AXA/EQUITABLE LIFE INS CO C/O BARBARA GERSTEL 525 WASHINGTON BLVD., 36TH FLOOR JERSEY CITY, NJ 07310	48,590.92	100.00%

To the Trust’s knowledge, as of March 31, 2017, the following persons owned Contracts entitling such persons to give voting instructions regarding 5% or more of the outstanding shares of any class of any Portfolio.

Portfolio	Contract Owner	Shares Beneficially Owned	Percentage of Ownership
AXA Conservative Allocation Portfolio-Class K	LAKEWOOD FAMILY DENTISTRY P.C. 7700 W 14TH AVE. LAKEWOOD, CO 80214-411	52,002.37	8.23%

	JEFFREY L. BARLEY 6904 SPRING VALLEY DR., STE 304 HOLLAND, OH 43528-967	50,126.82	7.93%

	F. JOHN DAHL, D.D.S. 95 N BROADWAY, STE A2-1 WHITE PLAINS, NY 10603-482	44,626.32	7.06%

	GARY ALVO, DDS 16600 NE 8TH AVE. N MIAMI BEACH, FL 33162-361	39,955.14	6.32%

	IOWA DENTAL ASSOCIATION 8797 NW 54TH AVE., STE 100 JOHNSTON, IA 50131-183	34,247.22	5.42%

AXA Conservative Allocation Portfolio-Class A	GEORGIE WORLDWIDE INC ELLIS & HIRSBERG CPAS PLLC P O BOX 400 CLARKSDALE, MS 38614	165,908.46	6.81%

	GREATER NY HOSP MGMT ATTN: KEN RASKE 555 WEST 57TH ST., FL15 NEW YORK, NY 10019	163,206.19	6.70%

	GEORGIE WORLDWIDE INC ELLIS & HIRSBERG CPAS PLLC P O BOX 400 CLARKSDALE, MS 38614	159,192.64	6.53%

	PALAZZO INTERNATIONAL LTD C/O ELLIS & HIRSBERG CPAS PLLC P O BOX 400 CLARKSDALE, MS 38614	131,525.75	5.40%

CharterSM Aggressive Growth Portfolio-Class B	THOMAS LEMME 100 DEDHAM POST DR. SCHENECTADY, NY 12303	49,252.94	8.92%

	VICENTE MAYORGA P.O. BOX 313 HINTON, OK 73047	47,401.37	8.58%

	MORGAN RIGBY 5 SELMAN ST. MARBLEHEAD, MA 01945	41,936.26	7.59%

	DONALD DEPUY 3306 NORWICH DR. RICHARDSON, TX 75082	34,421.52	6.23%

Portfolio	Contract Owner	Shares Beneficially Owned	Percentage of Ownership
CharterSM Growth Portfolio-Class B	DANIEL KLITSNER 441 HOLCOMB AVE. LARKSPUR, CA 94939	205,856.08	17.11%

	IMER REVOCABLE TRUST JUDITH A BERKH 5937 SUMMERHEDGE PLACE ST. LOUIS, MO 63128	128,710.86	10.69%

	ROBERT E BAGSHAW 90 WAREHAM ST., #303 BOSTON, MA 02118	79,574.96	6.61%

CharterSM Income Strategies Portfolio-Class B	CHRISTINE LEFKOWITZ 516 HARBOR RD. COLD SPRING HARBOR, NY 11724	23,470.64	6.56%

	LVG TST DTD 7/17/07 ESTHER R HEIME 21 SUNCREST DRIVE DIX HILLS, NY 11746	20,548.33	5.75%

CharterSM Interest Rate Strategies Portfolio-Class B	MARIANNE ZITELLA 726 LOMBARD RD. ADDISON, IL 60101	21,250.34	5.38%

CharterSM International Moderate Portfolio-Class B	MARIANGELA FILIPPELLI 12067 APOLLO DR. N ROYALTON, OH 44133	23,499.21	9.53%

	JANE ALPERT 177 BLACKWOOD LANE STAMFORD, CT 06903	20,995.72	8.52%

CharterSM Moderate Portfolio-Class B	WILLIAM C WISWELL W4812 OVERLOOK DR. ELKHORN, WI 53121	357,287.71	14.38%

Charter Multi-Sector Bond Portfolio-Class K	FINNANE-ROBISON DENTAL LLC 520 BURKARTH RD. WARRENSBURG, MO 64093-310	308,296.02	7.29%

Charter Small Cap Value Portfolio-Class A	GUTCHESS LUMBER COMPANY 890 MCLEAN ROAD CORTLAND, NY 13045	55,752.94	6.63%

Target 2015 Allocation Portfolio-Class B	THE CLERGY ADVANTAGE 403(B) BY CHURCH AND CLERGY ALLIANCE PO BOX 272 LOVELAND, CO 80539	230,003.75	7.14%

Target 2025 Allocation Portfolio-Class B	THE CLERGY ADVANTAGE 403(B) BY CHURCH AND CLERGY ALLIANCE PO BOX 272 LOVELAND, CO 80539	465,476.40	5.57%

Portfolio	Contract Owner	Shares Beneficially Owned	Percentage of Ownership
Target 2045 Allocation Portfolio-Class K	ASSOCIATES IN PEDIATRIC DENTISTRY 7830 ROCKVILLE RD. INDIANAPOLIS, IN 46214-312	108,708.45	7.75%

Target 2055 Allocation Portfolio-Class B	THE CLERGY ADVANTAGE 403(B) BY CHURCH AND CLERGY ALLIANCE PO BOX 272 LOVELAND, CO 80539	54,970.20	11.05%

Target 2055 Allocation Portfolio-Class K	ASHLEY JACKSON DDS, PLLC 1211 CLINIC DR. TYLER, TX 75701-211	2,372.55	5.60%

To the Trust’s knowledge, as of March 31, 2017, the following AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios owned shares of record in the following portfolios entitling such AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios to give voting instructions regarding 5% or more of the outstanding shares of any class of such portfolios:

Allocation Portfolio	Portfolio	Number of Shares of Portfolio	Percentage of Class K
AXA Aggressive Allocation Portfolio	ATM International Managed Volatility ATM Large Cap Managed Volatility	25,439,630.08 56,562,949.17	15.83% 22.24%
	ATM Mid Cap Managed Volatility	5,305,960.58	21.74%
	ATM Small Cap Managed Volatility	16,095,493.12	20.94%
	AXA Global Equity Managed Volatility	7,382,781.34	16.56%
	AXA International Core Managed Volatility	8,554,188.09	19.56%
	AXA International Value Managed Volatility	5,017,955.64	27.06%
	AXA Large Cap Core Managed Volatility	17,489,534.51	19.87%
	AXA Large Cap Growth Managed Volatility	4,056,542.61	18.08%
	AXA Large Cap Value Managed Volatility	10,801,648.98	25.88%
	AXA/AB Small Cap Growth	5,434,995.37	14.66%
	AXA/Franklin Small Cap Value Managed Volatility	1,850,567.89	23.71%
	1290 VT Small Cap Value (f/k/a AXA/Horizon Small Cap Value)	1,685,271.04	9.77%
	AXA/Loomis Sayles Growth	8,613,649.68	19.72%
	1290 VT Micro Cap (f/k/a AXA/Lord Abbett Micro Cap)	2,283,660.50	18.52%
	AXA/Morgan Stanley Small Cap Growth	4,814,082.64	18.86%
	AXA/Pacific Global Small Cap Value	1,784,704.52	10.36%
	EQ/BlackRock Basic Value Equity	5,036,981.43	18.51%

Allocation Portfolio	Portfolio	Number of Shares of Portfolio	Percentage of Class K
	1290 VT Equity Income (f/k/a EQ/Boston Advisors Equity Income)	13,379,153.69	19.12%
	1290 VT GAMCO Small Company Value (f/k/a EQ/GAMCO Small Company Value)	1,395,064.86	14.35%
	EQ/International Equity Index	7,552,374.04	25.67%
	EQ/JPMorgan Value Opportunities	2,896,666.24	13.43%
	EQ/Large Cap Growth Index	2,712,758.86	33.22%
	EQ/MFS International Growth	26,279,713.00	16.78%
	Multimanager Mid Cap Growth	836,147.52	16.47%
	Multimanager Mid Cap Value	462,094.48	9.01%
	EQ/T. Rowe Price Growth Stock	419,940.17	7.62%

AXA Conservative Allocation Portfolio	EQ/Global Bond PLUS EQ/PIMCO Ultra Short Bond	3,104,521.27 15,374,156.65	12.55% 12.15%
	Multimanager Core Bond	4,155,853.65	10.10%
	1290 VT High Yield Bond (f/k/a EQ/High Yield Bond)	1,649,223.23	9.61%
	EQ/Quality Bond PLUS	2,734,344.59	6.83%
	Multimanager Mid Cap Growth	318,372.05	6.27%
	EQ/Intermediate Government Bond	42,353,195.32	5.72%

AXA Conservative Plus Allocation Portfolio	EQ/Global Bond PLUS EQ/PIMCO Ultra Short Bond	2,525,702.68 12,501,908.86	10.21% 9.88%
	Multimanager Mid Cap Growth	469,732.71	9.25%
	Multimanager Core Bond	3,730,862.33	9.07%
	1290 VT High Yield Bond (f/k/a EQ/High Yield Bond)	1,339,739.33	7.81%
	Multimanager Mid Cap Value	390,514.63	7.62%
	EQ/Quality Bond PLUS	2,872,584.03	7.18%

AXA Moderate Allocation Portfolio	EQ/Global Bond PLUS EQ/PIMCO Ultra Short Bond	12,511,507.24 55,215,534.50	50.58% 43.65%
	Multimanager Core Bond	17,350,698.93	42.16%
	Multimanager Mid Cap Value	2,050,879.21	39.99%
	EQ/Quality Bond PLUS	14,790,698.58	36.96%
	1290 VT High Yield Bond (f/k/a EQ/High Yield Bond)	6,242,503.19	36.39%
	EQ/MFS International Growth	48,542,944.12	30.99%
	ATM Mid Cap Managed Volatility	7,185,373.11	29.43%
	EQ/JPMorgan Value Opportunities	6,199,828.42	28.75%
	AXA Global Equity Managed Volatility	12,549,032.86	28.15%
	AXA/Loomis Sayles Growth	11,974,669.29	27.42%
	ATM Large Cap Managed Volatility	69,208,913.74	27.21%
	AXA International Core Managed Volatility	11,800,974.24	26.99%
	AXA Large Cap Growth Managed Volatility	6,039,638.75	26.93%
	AXA Large Cap Core Managed Volatility	23,528,743.91	26.74%
	EQ/BlackRock Basic Value Equity	7,136,920.37	26.22%

Allocation Portfolio	Portfolio	Number of Shares of Portfolio	Percentage of Class K
	1290 VT Equity Income (f/k/a EQ/Boston Advisors Equity Income)	18,256,576.21	26.10%
	EQ/T. Rowe Price Growth Stock	1,415,198.14	25.67%
	AXA/AB Small Cap Growth	9,321,861.28	25.14%
	Multimanager Mid Cap Growth	1,256,441.63	24.74%
	ATM International Managed Volatility	39,641,467.72	24.67%
	ATM Small Cap Managed Volatility	18,421,811.76	23.97%
	AXA International Value Managed Volatility	4,222,319.54	22.77%
	AXA/Franklin Small Cap Value Managed Volatility	1,731,133.20	22.18%
	EQ/Intermediate Government Bond	162,606,988.15	21.95%
	AXA Large Cap Value Managed Volatility	9,069,751.13	21.73%
	1290 VT Small Cap Value (f/k/a AXA/Horizon Small Cap Value)	3,419,931.69	19.83%
	EQ/Core Bond Index	120,603,194.65	19.30%
	1290 VT GAMCO Small Company Value (f/k/a EQ/GAMCO Small Company Value)	1,862,335.34	19.16%
	AXA/Pacific Global Small Cap Value	3,129,781.11	18.17%
	1290 VT Micro Cap (f/k/a AXA/Lord Abbett Micro Cap)	2,196,674.00	17.81%
	AXA/Morgan Stanley Small Cap Growth	4,138,874.39	16.21%
	EQ/Large Cap Growth Index	976,751.72	11.96%
	EQ/International Equity Index	2,784,946.04	9.47%

AXA Moderate-Plus Allocation Portfolio	ATM Small Cap Managed Volatility AXA/Franklin Small Cap Value Managed Volatility	39,784,255.11 4,008,127.58	51.76% 51.35%
	AXA Large Cap Core Managed Volatility	40,748,123.69	46.30%
	AXA Global Equity Managed Volatility	20,581,067.26	46.17%
	AXA Large Cap Value Managed Volatility	19,213,586.68	46.04%
	AXA International Value Managed Volatility	8,460,098.53	45.62%
	1290 VT Equity Income (f/k/a EQ/Boston Advisors Equity Income)	31,652,079.10	45.24%
	ATM Large Cap Managed Volatility	112,139,761.48	44.09%
	EQ/BlackRock Basic Value Equity	11,414,361.42	41.94%
	ATM Mid Cap Managed Volatility	10,236,087.03	41.93%
	AXA International Core Managed Volatility	18,940,571.98	43.31%
	AXA Large Cap Growth Managed Volatility	9,553,753.90	42.59%
	AXA/AB Small Cap Growth	15,563,416.50	41.98%
	AXA/Loomis Sayles Growth	18,268,243.39	41.83%
	1290 VT Micro Cap (f/k/a AXA/Lord Abbett Micro Cap)	5,051,449.41	40.97%

Allocation Portfolio	Portfolio	Number of Shares of Portfolio	Percentage of Class K
	AXA/Morgan Stanley Small Cap Growth	10,125,043.75	39.66%
	ATM International Managed Volatility	60,881,312.56	37.89%
	EQ/MFS International Growth	58,417,848.45	37.29%
	EQ/JPMorgan Value Opportunities	7,961,851.65	36.92%
	EQ/Large Cap Growth Index	2,921,658.68	35.77%
	EQ/International Equity Index	9,976,879.81	33.91%
	Multimanager Mid Cap Growth	1,794,931.92	35.35%
	1290 VT GAMCO Small Company Value (f/k/a EQ/GAMCO Small Company Value)	2,991,793.04	30.78%
	Multimanager Mid Cap Value	1,536,196.91	29.96%
	AXA/Pacific Global Small Cap Value	5,144,247.54	29.87%
	Multimanager Core Bond	12,277,513.35	29.83%
	EQ/PIMCO Ultra Short Bond	37,392,890.62	29.56%
	1290 VT Small Cap Value (f/k/a AXA/Horizon Small Cap Value)	4,759,664.41	27.59%
	EQ/Quality Bond PLUS	10,757,663.21	26.88%
	EQ/T. Rowe Price Growth Stock	1,472,591.89	26.71%
	EQ/Intermediate Government Bond	115,016,205.11	15.53%
	1290 VT High Yield Bond (f/k/a EQ/High Yield Bond)	2,426,540.94	14.15%
	EQ/Core Bond Index	86,656,266.05	13.86%

Charter Aggressive Growth Portfolio	EQ/Capital Guardian Research 1290 VT Energy (f/k/a EQ/Energy ETF)	14,963.61 17,230.68	10.59% 5.68%

Charter Alternative 100 Moderate Portfolio	1290 VT Convertible Securities (f/k/a EQ/Convertible Securities) 1290 VT Energy (f/k/a EQ/Energy ETF)	80,423.91 56,397.25	7.62% 18.60%
	1290 VT GAMCO Mergers & Acquisitions (f/k/a EQ/GAMCO Mergers & Acquisitions)	87,972.00	5.16%

Charter Conservative Portfolio	EQ/Capital Guardian Research 1290 VT Convertible Securities (f/k/a EQ/Convertible Securities)	23,198.82 215,737.54	16.41% 20.44%
	EQ/PIMCO Global Real Return	180,062.26	5.66%
	EQ/Capital Guardian Research	27,427.14	19.40%
	1290 VT Energy (f/k/a EQ/Energy ETF)	24,831.64	8.19%

Charter Interest Rate Strategies Portfolio	1290 VT Energy (f/k/a EQ/Energy ETF) 1290 VT Low Volatility Global Equity (f/k/a EQ/Low Volatility Global ETF)	18,735.29 35,209.97	6.18% 5.43%

Charter Moderate Portfolio	AXA/ClearBridge Large Cap Growth	37,705.85	6.42%
	EQ/Capital Guardian Research	35,368.32	25.02%
	1290 VT Convertible Securities (f/k/a EQ/Convertible Securities)	150,811.06	14.29%

Charter Moderate Growth Portfolio	AXA/ClearBridge Large Cap Growth EQ/Capital Guardian Research	42,879.49 40,389.80	7.30% 28.57%

Allocation Portfolio	Portfolio	Number of Shares of Portfolio	Percentage of Class K
	1290 VT Convertible Securities (f/k/a EQ/Convertible Securities)	107,889.52	10.22%
	1290 VT Energy (f/k/a EQ/Energy ETF)	21,067.18	6.95%

Charter Multi-Sector Bond Portfolio	1290 VT DoubleLine Opportunistic Bond (f/k/a AXA/DoubleLine Opportunistic Core Plus Bond) 1290 VT High Yield (f/k/a EQ/High Yield Bond)	1,216,644.96 2,145,780.33	7.31% 12.51%
	EQ/PIMCO Global Real Return	1,067,535.82	33.56%
	EQ/Quality Bond PLUS	5,313,787.75	13.28%

Charter Real Assets Portfolio	1290 VT Energy (f/k/a EQ/Energy ETF)	44,801.70	14.77%

Charter Small Cap Growth Portfolio	1290 VT Micro Cap (f/k/a AXA/Lord Abbett Micro Cap) AXA/Morgan Stanley Small Cap Growth	2,326,094.58 5,985,291.35	18.86% 23.44%

Charter Small Cap Value Portfolio	1290 VT Small Cap Value (f/k/a AXA/Horizon Small Cap Value) AXA/Pacific Global Small Cap Value	6,792,664.50 6,734,990.19	39.38% 39.10%
	1290 VT GAMCO Small Company Value (f/k/a EQ/GAMCO Small Company Value)	725,289.97	7.46%

Target Allocation 2015 Portfolio	EQ/Emerging Markets Equity Multimanager Aggressive Equity	270,331.97 13,381.66	6.86% 12.81%

Target Allocation 2025 Portfolio	EQ/Emerging Markets Equity EQ/Equity 500 Index	897,730.87 1,227,852.95	22.79% 16.11%
	EQ/International Equity Index	2,133,960.90	7.25%
	EQ/Small Company Index	702,468.70	15.78%
	Multimanager Aggressive Equity	48,302.66	46.24%

Target Allocation 2035 Portfolio	EQ/Emerging Markets Equity EQ/Equity 500 Index	725,529.95 1,166,701.25	18.42% 15.31%
	EQ/International Equity Index	1,755,666.31	5.97%
	EQ/Small Company Index	695,226.87	15.62%
	Multimanager Aggressive Equity	21,450.58	20.54%

Target Allocation 2045 Portfolio	EQ/Emerging Markets Equity EQ/Equity 500 Index	602,017.51 976,997.23	15.28% 12.82%
	EQ/International Equity Index	1,488,372.95	5.06%
	EQ/Small Company Index	559,696.39	12.57%
	Multimanager Aggressive Equity	15,606.28	14.94%

Target Allocation 2055 Portfolio	Multimanager Aggressive Equity	5,708.87	5.47%

PART C: OTHER INFORMATION

Item 28.	Exhibits:

(a)	Trust Instrument

(a)(1)	Agreement and Declaration of Trust of Registrant. [1]

(a)(2)	Certificate of Trust of Registrant. [1]

(b)	By-laws of Registrant. [1]

(c)	None other than provisions contained in Exhibit (a)(1) and (b)

(d)	Investment Advisory Contracts

(d)(1)(ii)	Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios. [11]

(d)(1)(iii)	Amendment No. 1 dated as of September 1, 2012 to the Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios. [14]

(d)(1)(iv)	Amendment No. 2 dated as of October 21, 2013 to the Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios. [17]

(d)(1)(v)	Amendment No. 3 dated as of April 18, 2014, to the Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios. [19]

(d)(1)(vii)	Amendment No. 4 dated as of December 10, 2014 to the Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios. [20]

(d)(1)(viii)	Amendment No. 5 dated as of September 26, 2015 to the Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios. [2][3]

(e)	Underwriting Contracts

(e)(3)(i)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors, LLC (“AXA Distributors”) dated as of July 31, 2003 with respect to the Class A shares. [3]

(e)(3)(ii)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [3]

(e)(3)(iii)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares. [4]

(e)(3)(iv)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [4]

(e)(3)(v)	Amendment No. 2 dated as of May 25, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares. [6]

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(e)(3)(vi)	Amendment No. 2 dated as of May 25, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [6]

(e)(3)(vii)	Distribution Agreement between Registrant and AXA Distributors dated as of August 1, 2011 with respect to the Class K shares. [11]

(e)(3)(viii)	Distribution Agreement between Registrant and AXA Distributors dated as of January 1, 2012 with respect to the Class A shares. [1][2]

(e)(3)(ix)	Amendment No. 3 dated as of October 26, 2012 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [14]

(e)(3)(x)	Amendment No. 4 dated as of October 21, 2013 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [17]

(e)(3)(xi)	Amendment No. 1 dated as of April 18, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of January 1, 2012 with respect to Class A shares. [19]

(e)(3)(xii)	Amendment No. 5 dated as of April 18, 2014 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [19]

(e)(3)(xiii)	Amendment No. 1 dated as of April 18, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of August 1, 2011 with respect to the Class K shares. [19]

(e)(3)(xiv)	Amendment No. 2 dated as of July 8, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of January 1, 2012 with respect to Class A shares. [20]

(e)(3)(xv)	Amendment No. 6 dated as of July 8, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to Class B shares. [20]

(e)(3)(xvi)	Amendment No. 2 dated as of July 8, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of August 1, 2011 with respect to Class K shares. [20]

(e)(3)(xvii)	Amendment No. 7 dated as of December 10, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to Class B shares. [20]

(e)(3)(xviii)	Amendment No. 3 dated as of December 10, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of August 1, 2011 with respect to Class K shares. [20]

(e)(3)(xix)	Amendment No. 8 dated as of September 26, 2015 to Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to Class B shares. [23]

(f)	Deferred Compensation Plan. [1]

(g)	Global Custody Agreement between Registrant and JPMorgan Chase Bank (“JPMorgan Chase”) dated as of December 31, 2001. [2]

2

(g)(i)	Amendment No. 1, dated as of August 1, 2003 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [3]

(g)(ii)	Amendment No. 2 dated as of May 1, 2006 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [4]

(g)(iii)	Amendment No. 3 dated as of April 1, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [7]

(g)(iv)	Amendment No. 4 dated as of May 25, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [7]

(g)(v)	Amendment No. 5 dated as of July 1, 2008 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [7]

(g)(vi)	Amendment No. 6 dated as of October 1, 2009 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [9]

(g)(vii)	Amendment No. 7 dated as of December 1, 2010 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [10]

(g)(viii)	Amendment No. 8 dated as of July 27, 2011 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [11]

(g)(ix)	Amendment No. 9 dated as of October 26, 2012 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [14]

(g)(x)	Amendment No. 10 dated as of October 21, 2013 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [17]

(g)(xi)	Amendment No. 11 dated as of April 18, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [19]

(g)(xii)	Amendment No. 12 dated June 13, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [20]

(g)(xiii)	Amendment No. 13 dated December 10, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [21]

(g)(xiv)	Amendment No. 14 dated September 26, 2015 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [23]

(h)	Other Material Contracts

(h)(1)	Mutual Funds Service Agreement between Registrant and FMG LLC dated as of May 1, 2011. [11]

(h)(1)(i)	Amendment No. 1 dated as of September 1, 2013 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011. [17]

(h)(1)(ii)	Amendment No. 2 dated as of October 21, 2013 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011. [17]

(h)(1)(iii)	Amendment No. 3 dated as of April 18, 2014 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011. [19]

(h)(1)(iv)	Amendment No. 4 dated as of July 8, 2014 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011. [20]

(h)(1)(v)	Amendment No. 5 dated as of October 1, 2014 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011. [20]

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(h)(1)(vi)	Amendment No. 6 dated as of December 10, 2014 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011. [20]

(h)(1)(vii)	Amended and Restated Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015. [23]

(h)(1)(viii)	Amendment No. 1 dated as of September 26, 2015 to the Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015. [23]

(h)(1)(ix)	Amendment No. 2 dated as of October 1, 2015 to the Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015. [23]

(h)(1)(x)	Amendment No. 3 dated as of October 1, 2016 to the Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015. [24]

(h)(2)(i)	Mutual Funds Sub-Administration Agreement between FMG LLC and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) dated as of May 1, 2011. [11]

(h)(2)(ii)	Fund Sub-Services Agreement between FMG LLC and JPMorgan Chase dated as of April 1, 2015.[22]

(h)(3)	Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [13]

(h)(3)(i)	Amendment No. 1 effective as of May 1, 2013 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [15]

(h)(3)(ii)	Amendment No. 2 effective as of October 21, 2013 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [17]

(h)(3)(iii)	Amendment No. 3 effective as of March 11, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [19]

(h)(3)(iv)	Amendment No. 4 effective as of April 18, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [19]

(h)(3)(v)	Amendment No. 5 effective as of July 8, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [20]

(h)(3)(vi)	Amendment No. 6 effective as of December 10, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [21]

(h)(3)(vii)	Amendment No. 7 effective as of May 1, 2015 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [21]

(h)(3)(viii)	Amendment No. 8 effective as of September 26, 2015 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [23]

(h)(3)(ix)	Amendment No. 9 effective as of May 1, 2016 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15 2012. [23]

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(h)(3)(x)	Amendment No. 10 effective as of February 16, 2017 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. (filed herewith)

(h)(3)(xi)	Amendment No. 11 effective as of May 1 2017 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. (filed herewith)

(h)(4)	Amended and Restated Participation Agreement among Registrant, AXA Equitable Life Insurance Company (“AXA Equitable”), FMG LLC and AXA Distributors dated as of May 23, 2012. [16]

(h)(4)(i)	Amendment No. 1 dated as of October 21, 2013 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [17]

(h)(4)(ii)	Amendment No. 2 dated as of April 18, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

(h)(4)(iii)	Amendment No. 3 dated as of July 8, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

(h)(4)(iv)	Amendment No. 4 dated as of December 10, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

(h)(4)(v)	Amendment No. 5 dated as of September 26, 2015 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [23]

(h)(5)	Participation Agreement among Registrant, American General Life Insurance Company (“American General”), AXA Advisors and AXA Distributors dated as of August 15, 2003. [3]

(h)(5)(i)	Amendment No. 1 dated as of April 1, 2015 to the Participation Agreement among Registrant, American General and AXA Distributors dated as of August 15, 2003. [23]

(h)(6)	Participation Agreement among Registrant, MONY Life Insurance Company (“MONY”), AXA Advisors and AXA Distributors dated as of February 2006. [7]

(h)(6)(i)	Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [18]

(h)(6)(ii)	Amendment No. 1 dated as of April 18, 2014 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [20]

(h)(6)(iii)	Amendment No. 2 dated as of July 8, 2014 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [20]

(h)(6)(iv)	Amendment No. 3 dated as of September 26, 2015 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [23]

(h)(7)	Participation Agreement among Registrant, MONY Life Insurance Company of America (“MLOA”), AXA Advisors and AXA Distributors dated as of August 1, 2006. [7]

5

(h)(7)(i)	Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [17]

(h)(7)(ii)	Amendment No. 1 dated as of October 21, 2013 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [17]

(h)(7)(iii)	Amendment No. 2 dated as of November 1, 2013 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [18]

(h)(7)(iv)	Amendment No. 3 dated as of April 18, 2014 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [20]

(h)(7)(v)	Amendment No. 4 dated as of July 8, 2014 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [20]

(h)(7)(vi)	Amendment No. 5 dated as of September 26, 2015 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [23]

Legal Opinions

(i)	Legal Opinion of K&L Gates LLP regarding the legality of the securities being registered. (filed herewith)

(j)	Other Consents

(j)(1)	Consent of Independent Registered Public Accounting Firm. (filed herewith)

(j)(2)	Powers of Attorney. (filed herewith)

(k)	Omitted Financial Statements (not applicable)

(l)	Initial Capital Agreement dated November 12, 2001. [1]

(m)(1)	Amended and Restated Distribution Plan with respect to Class B shares of the Registrant. [11]

(m)(2)	Shareholder Services and Distribution Plan with respect to Class A shares of the Registrant.[13]

(n)(1)	Amended and Restated Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940. [11]

(o)	Reserved

(p)	Codes of Ethics

(p)(1)	Code of Ethics of the Registrant, FMG LLC and AXA Distributors, effective December 2011. [12]

[1]	Incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2001 (File No. 333-70754).

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[2]	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on April 15, 2002 (File No. 333-70754).
[3]	Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2004 (File No. 333-70754).
[4]	Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2006 (File No. 333-70754).
[5]	Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 (File No. 333-70754).
[6]	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on February 5, 2008 (File No. 333-70754).
[7]	Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2009 (File No. 333-70754).
[8]	Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2009 (File No. 333-70754).
[9]	Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on January 21, 2010 (File No. 333-70754).
[10]	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2011 (File No. 333-70754).
[11]	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on August 16, 2011 (File No. 333-70754).
[12]	Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on February 8, 2012 (File No. 333-70754).
[13]	Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A filed on April 25, 2012 (File No. 333-70754).
[14]	Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A filed on February 6, 2013 (File No. 333-70754).
[15]	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2013 (File No. 333-70754).
16.	Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on July 22, 2013 (File No. 333-70754).
17.	Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A filed on October 2, 2013 (File No. 333-70754).
18.	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed on February 11, 2014 (File No. 333-70754).
19.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2014 (File No. 333-70754).
20.	Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on January 12, 2015 (File No. 333-70754).
21.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A filed on April 24, 2015 (File No. 333-70754).
22.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed on June 20, 2015 (File No. 333-205385).
23.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on April 26, 2016 (File No. 333-70754).
24.	Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on January 31, 2017 (File No. 333-70754).

Item 29.	Persons Controlled By or Under Common Control With Registrant

AXA Equitable Life Insurance Company (“AXA Equitable”) controls the Trust by virtue of its ownership of a substantial majority of the Trust’s shares as of December 31, 2016. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may also offer its shares to insurance companies affiliated and unaffiliated with AXA Equitable, to the AXA Equitable 401(K) Plan, to other tax-qualified retirement plans, to other series of the Trust and to series of EQ Advisors Trust, a separate registered investment company managed by FMG LLC, and to other investors eligible under applicable tax regulations.

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AXA Equitable is a New York stock life insurance corporation and is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial”), which is a subsidiary of AXA, a French insurance holding company. AXA Financial continues to own 100% of AXA Equitable’s common stock.

AXA is the largest shareholder of AXA Financial. AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA’s insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in other regions including the Middle East, Africa and Latin America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities globally.

Item 30.	Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

Section 2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

Section 3. Indemnification of Shareholder. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former

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Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant states:

Section 5. Amendments. Except as specifically provided in this Section 5, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 5, (iii) any amendment that may require their vote under applicable law or by the Trust’s registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

Article X of the By-Laws of the Registrant states:

Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 2. E of the Registrant’s Investment Management Agreement with respect to the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Portfolios each state:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

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Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust’s shares and will reimburse the Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Amended and Restated Mutual Funds Service Agreement states:

Limitation of Liability and Indemnification. (a) AXA Equitable Funds Management Group, LLC (“AXA Equitable”) shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on AXA Equitable’s part (or on the part of any third party to whom AXA Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by AXA Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party) or, subject to Section 10 below, AXA Equitable’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of AXA Equitable) or an agreement with AXA Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party). In no event shall AXA Equitable (or such third party) be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if AXA Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

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(b) Except to the extent that AXA Equitable may be held liable pursuant to Section 6(a) above, AXA Equitable shall not be responsible for, and the Trust shall indemnify and hold AXA Equitable harmless from and against, any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:

(i) any and all actions of AXA Equitable or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by AXA Equitable or its officers or agents of information, records, or documents which are received by AXA Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by AXA Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to AXA Equitable by data services, including data services providing information in connection with any third party computer system licensed to AXA Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Adviser, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom AXA Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify AXA Equitable pursuant to this Agreement.

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Number 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Article VIII of the Registrant’s Participation Agreements states:

8.1(a). AXA Equitable agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributors, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of AXA Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the AXA Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the AXA Equitable Contracts or contained in the AXA Equitable Contracts or sales literature for the AXA Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to AXA Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the AXA Equitable Contracts or in the AXA Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the AXA Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by AXA Equitable or persons under its control) or wrongful conduct of AXA Equitable or persons under its control, with respect to the sale or distribution of the AXA Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of AXA Equitable; or

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(iv) arise as a result of any failure by AXA Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by AXA Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by AXA Equitable;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…

8.2(a). Each of the Distributors agrees to indemnify and hold harmless AXA Equitable, and the Trust and each of their directors and officers and each person, if any, who controls AXA Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributors), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the AXA Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributors or Trust by or on behalf of AXA Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the AXA Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the AXA Equitable Contracts not supplied by the Distributors or persons under their control) or wrongful conduct of the Distributors or persons under their control, with respect to the sale or distribution of the AXA Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the AXA Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to AXA Equitable by or on behalf of the Distributors or the Trust; or

(iv) arise as a result of any failure by the Distributors or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributors or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Distributors in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributors;

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as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…

8.3(a) The Trust agrees to indemnify and hold harmless AXA Equitable and each of its directors and officers and each person, if any, who controls AXA Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:

(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…

Underwriting

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

1. FMG LLC is a registered investment adviser and serves as investment manager and administrator for all portfolios of the Registrant and directly advises all or a portion of the AXA Allocation Portfolios, the Target Allocation Portfolios and the Charter Allocation Portfolios. The description of FMG LLC under the caption of “The Manager” in the Prospectuses and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of FMG LLC set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-72220) is incorporated herein by reference.

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Item 32.	Principal Underwriter

(a) AXA Distributors is the principal underwriter. AXA Distributors also serves as a principal underwriter for EQ Advisors Trust and Separate Account No. 49 of AXA Equitable Life Insurance Company.

(b) Set forth below is certain information regarding the directors and officers of AXA Distributors. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104.

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST
DIRECTORS Ronald Herrmann Kevin M. Kennedy Kevin Molloy Brian Winikoff	Director Director Director Director	None None None None

OFFICERS

Brian Winikoff

Kevin M. Kennedy

Herve Balzano

Graham Day

Kathryn Ferrero

Harvey T. Fladeland

Peter D. Golden

Ronald Herrmann

Evan Hirsch

Nicholas D. Huth

David Kahal

Kevin M. Kennedy

Windy Lawrence

Kevin Molloy

Trey Reynolds

Michael Schumacher

Mark Teitelbaum

David Veale

Gerald J. Carroll

Matthew Drummond

Alfred D’Urso

Jacqueline Fabitore-Matheny

Karen Farley

Richard Frink

Michael J. Gass

Nicholas J. Gismondi

Laird Johnson

Gina Jones

Chairman of the Board, Chief Executive Officer and Chief Retirement Savings Officer

President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President and General Counsel

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Vice President

Vice President

Vice President and Chief Compliance Officer

Vice President

Vice President

Vice President

Vice President

Vice President and CFO

Vice President

Vice President and Financial Crime Officer

None None None None None None None None None None None None None None None None None None None None None None None None None None None None

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AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST

James Long

Page W. Long

Catherine Luoma

James S. O’Connor

Matthew A. Schirripa

Samuel Schwartz

William Sorrentino

Steven Sutter

Jonathan Zales

Yun Zhang

Caitlin Schirripa (f/k/a Fleming)

Elizabeth M. Hafez

Gregory C. Lashinsky

Enrico Mossa

Richard L. Olewnik

James C. Pazareskis

Denise Tedeschi

Francesca Divone

Kadeidre Screen

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President and Assistant Treasurer

Vice President

Vice President and Treasurer

Assistant Vice President

Assistant Vice President

Assistant Vice President, Financial Operations Principal

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President and Assistant Secretary

Secretary

Assistant Secretary

None None None None None None None None None None None None None None None None None None None

(c)	Inapplicable.

Item 33.	Location of Accounts and Records

Books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10007

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(b)	With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(iii) and (iv); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Manager or Sub-Administrator:

AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, NY 10104[1]	J.P. Morgan Chase Bank, N.A. 70 Fargo Street Boston, MA 02210

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Manager:

AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, NY 10104[1]

Item 34.	Management Services

Inapplicable.

Item 35.	Undertakings

Inapplicable.

[1]	AXA Equitable Funds Management Group, LLC may maintain certain books and records at the offices of its parent, AXA Equitable Life Insurance Company, at 525 Washington Blvd., Jersey City, NJ 07310 and at offsite storage facilities, including: (1) EDM Americas, 109 Lakeside Avenue, Delano, PA 18220, W.W. Scranton Office Park, 100 Ernie Preate Dr., Moosic, PA 18507, 199 South St., West Pittston, PA 18643 and 151-15 East Market St., Wilkes-Barre, PA 18701; (2) Iron Mountain, 6667 Deere Road, Syracuse, NY 13206-1724, 4500 Steelway Blvd., Liverpool, NY 13090-3514 and 220 Wavel St., Syracuse, NY 13206-1312.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 28th day of April, 2017.

AXA PREMIER VIP TRUST

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Chairman of the Board, Trustee, President and Chief Executive Officer	April 28, 2017

/s/ Mark A. Barnard* Mark A. Barnard	Trustee	April 28, 2017

/s/ Thomas W. Brock* Thomas W. Brock	Trustee	April 28, 2017

/s/ Donald E. Foley* Donald E. Foley	Trustee	April 28, 2017

/s/ Christopher P.A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	April 28, 2017

/s/ H. Thomas McMeekin* H. Thomas McMeekin	Trustee	April 28, 2017

/s/ Gloria D. Reeg* Gloria D. Reeg	Trustee	April 28, 2017

/s/ Gary S. Schpero* Gary S. Schpero	Trustee	April 28, 2017

/s/ Kenneth L. Walker* Kenneth L. Walker	Trustee	April 28, 2017

/s/ Caroline L. Williams* Caroline L. Williams	Trustee	April 28, 2017

/s/ Brian E. Walsh Brian E. Walsh	Treasurer and Chief Financial Officer	April 28, 2017

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)

Exhibit Index

(h)(3)(x)	Amendment No. 10 to Amended and Restated Expense Limitation Agreement

(h)(3)(xi)	Amendment No. 11 to Amended and Restated Expense Limitation Agreement

(i)	Legal Opinion of K&L Gates LLP regarding legality of securities being registered

(j)(1)	Consent of Independent Registered Public Accounting Firm

(j)(2)	Powers of Attorney